UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock Disciplined International Fund

BlackRock Large Cap Index Fund

BlackRock LifePath® Retirement Fund

BlackRock LifePath® 2020 Fund

BlackRock LifePath® 2025 Fund

BlackRock LifePath® 2030 Fund

BlackRock LifePath® 2035 Fund

BlackRock LifePath® 2040 Fund

BlackRock LifePath® 2045 Fund

BlackRock LifePath® 2050 Fund

BlackRock LifePath® 2055 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex-U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Retirement Master Portfolio

LifePath® 2020 Master Portfolio

LifePath® 2025 Master Portfolio

LifePath® 2030 Master Portfolio

LifePath® 2035 Master Portfolio

LifePath® 2040 Master Portfolio

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex-U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$40,994,356,145
Total Investments (Cost — $40,994,356,145) — 100.0%	40,994,356,145
Liabilities in Excess of Other Assets — (0.0)%	(5,609,751)

Net Assets — 100.0%	$40,988,746,394

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $40,994,356,145 and 97.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	1

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$22,898,261,082
Total Investments (Cost — $22,898,261,082) — 100.4%	22,898,261,082
Liabilities in Excess of Other Assets — (0.4)%	(81,335,977)

Net Assets — 100.0%	$22,816,925,105

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $22,898,261,082 and 94.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

2	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$4,402,164,501
Total Investments (Cost — $4,402,164,501) — 100.0%	4,402,164,501
Liabilities in Excess of Other Assets — (0.0)%	(88,718)

Net Assets — 100.0%	$4,402,075,783

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,402,164,501 and 80.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	3

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$223,091,703
Total Investments (Cost — $224,992,264) — 100.0%	223,091,703
Liabilities in Excess of Other Assets — (0.0)%	(70,655)

Net Assets — 100.0%	$223,021,048

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $223,091,703 and 7.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

4	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Disciplined International Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
International Tilts Master Portfolio	$4,839,025
Total Investments (Cost — $4,991,434) — 100.2%	4,839,025
Liabilities in Excess of Other Assets — (0.2)%	(9,217)

Net Assets — 100.0%	$4,829,808

BlackRock Disciplined International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,839,025 and 0.4%, respectively. The Fund commenced operations on September 9, 2015.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	5

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Large Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$92,819,047
Total Investments (Cost — $70,967,205) — 100.3%	92,819,047
Liabilities in Excess of Other Assets — (0.3)%	(319,651)

Net Assets — 100.0%	$92,499,396

BlackRock Large Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $92,819,047 and 2.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

6	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$278,328,648
Total Investments (Cost — $241,379,538) — 100.1%	278,328,648
Liabilities in Excess of Other Assets — (0.1)%	(143,729)

Net Assets — 100.0%	$278,184,919

BlackRock LifePath Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $278,328,648 and 18.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	7

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$625,430,715
Total Investments (Cost — $522,107,759) — 100.1%	625,430,715
Liabilities in Excess of Other Assets — (0.1)%	(371,593)

Net Assets — 100.0%	$625,059,122

BlackRock LifePath 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $625,430,715 and 23.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

8	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$64,313,423
Total Investments (Cost — $64,475,200) — 100.1%	64,313,423
Liabilities in Excess of Other Assets — (0.1)%	(50,664)

Net Assets — 100.0%	$64,262,759

BlackRock LifePath 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $64,313,423 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	9

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$587,008,923
Total Investments (Cost — $519,542,813) — 100.1%	587,008,923
Liabilities in Excess of Other Assets — (0.1)%	(350,747)

Net Assets — 100.0%	$586,658,176

BlackRock LifePath 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $587,008,923 and 23.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

10	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$55,185,007
Total Investments (Cost — $55,811,982) — 100.1%	55,185,007
Liabilities in Excess of Other Assets — (0.1)%	(38,277)

Net Assets — 100.0%	$55,146,730

BlackRock LifePath 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $55,185,007 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	11

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$451,310,249
Total Investments (Cost — $364,456,897) — 100.2%	451,310,249
Liabilities in Excess of Other Assets — (0.2)%	(259,320)

Net Assets — 100.0%	$451,050,929

BlackRock LifePath 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $451,310,249 and 24.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

12	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$33,346,260
Total Investments (Cost — $33,934,227) — 100.1%	33,346,260
Liabilities in Excess of Other Assets — (0.1)%	(24,274)

Net Assets — 100.0%	$33,321,986

BlackRock LifePath 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $33,346,260 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	13

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$116,524,018
Total Investments (Cost — $109,223,701) — 100.1%	116,524,018
Liabilities in Excess of Other Assets — (0.1)%	(79,565)

Net Assets — 100.0%	$116,444,453

BlackRock LifePath 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $116,524,018 and 28.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

14	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$14,595,186
Total Investments (Cost — $14,906,249) — 100.1%	14,595,186
Liabilities in Excess of Other Assets — (0.1)%	(11,587)

Net Assets — 100.0%	$14,583,599

BlackRock LifePath 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $14,595,186 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	15

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$478,519,853
Total Investments (Cost — $457,707,485) — 100.0%	478,519,853
Liabilities in Excess of Other Assets — (0.0)%	(72,151)

Net Assets — 100.0%	$478,447,702

BlackRock LifePath Index Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $478,519,853 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

16	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$1,041,992,312
Total Investments (Cost — $1,000,871,106) — 100.0%	1,041,992,312
Liabilities in Excess of Other Assets — (0.0)%	(44,369)

Net Assets — 100.0%	$1,041,947,943

BlackRock LifePath Index 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,041,992,312 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	17

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$672,421,177
Total Investments (Cost — $661,534,646) — 100.0%	672,421,177
Liabilities in Excess of Other Assets — (0.0)%	(1,318)

Net Assets — 100.0%	$672,419,859

BlackRock LifePath Index 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $672,421,177 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

18	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$996,932,931
Total Investments (Cost — $966,925,037) — 100.0%	996,932,931
Liabilities in Excess of Other Assets — (0.0)%	(54,087)

Net Assets — 100.0%	$996,878,844

BlackRock LifePath Index 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $996,932,931 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	19

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$511,925,854
Total Investments (Cost — $506,987,575) — 100.0%	511,925,854
Other Assets Less Liabilities — 0.0%	5,877

Net Assets — 100.0%	$511,931,731

BlackRock LifePath Index 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $511,925,854 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

20	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$678,004,785
Total Investments (Cost — $666,772,135) — 100.0%	678,004,785
Liabilities in Excess of Other Assets — (0.0)%	(23,853)

Net Assets — 100.0%	$677,980,932

BlackRock LifePath Index 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $678,004,785 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	21

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$290,959,377
Total Investments (Cost — $292,029,153) — 100.0%	290,959,377
Other Assets Less Liabilities — 0.0%	15,556

Net Assets — 100.0%	$290,974,933

BlackRock LifePath Index 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $290,959,377 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

22	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$305,933,334
Total Investments (Cost — $308,225,688) — 100.0%	305,933,334
Other Assets Less Liabilities — 0.0%	24,621

Net Assets — 100.0%	$305,957,955

BlackRock LifePath Index 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $305,933,334 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	23

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$91,676,739
Total Investments (Cost — $92,864,900) — 100.0%	91,676,739
Other Assets Less Liabilities — 0.0%	26,482

Net Assets — 100.0%	$91,703,221

BlackRock LifePath Index 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $91,676,739 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

24	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Index Master Portfolio of Master Investment Portfolio	$5,403,247,267
Total Investments (Cost — $4,153,076,557) — 100.3%	5,403,247,267
Liabilities in Excess of Other Assets — (0.3)%	(16,227,746)

Net Assets — 100.0%	$5,387,019,521

BlackRock S&P 500 Stock Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $5,403,247,267 and 82.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	25

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Total International ex U.S. Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$183,049,751
Total Investments (Cost — $185,728,561) — 100.1%	183,049,751
Liabilities in Excess of Other Assets — (0.1)%	(248,799)

Net Assets — 100.0%	$182,800,952

BlackRock Total International ex U.S. Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $183,049,751 and 21.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

26	BLACKROCK FUNDS III	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock U.S. Total Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$214,126,444
Total Investments (Cost — $208,215,230) — 100.0%	214,126,444
Liabilities in Excess of Other Assets — (0.0)%	(86,797)

Net Assets — 100.0%	$214,039,647

BlackRock U.S. Total Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $214,126,444 and 14.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2015	27

Schedule of Investments September 30, 2015 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
Boeing Co.	16,083	$2,106,069
General Dynamics Corp.	75,811	10,458,127
Honeywell International, Inc.	14,990	1,419,403
Lockheed Martin Corp. (a)	19,174	3,974,962
Orbital ATK, Inc.	39,963	2,872,141
Raytheon Co. (a)	74,300	8,118,018
Rockwell Collins, Inc.	35,830	2,932,327
Spirit Aerosystems Holdings, Inc., Class A (b)	2,790	134,869
Vectrus, Inc. (b)	29,227	644,163

		32,660,079
Air Freight & Logistics — 1.0%
FedEx Corp.	118,223	17,021,747
Airlines — 1.5%
Alaska Air Group, Inc.	2,233	177,412
American Airlines Group, Inc.	38,880	1,509,710
Delta Air Lines, Inc.	93,470	4,193,999
JetBlue Airways Corp. (b)	52,280	1,347,256
Southwest Airlines Co.	333,707	12,694,214
United Continental Holdings, Inc. (b)	134,867	7,154,694

		27,077,285
Auto Components — 1.2%
Johnson Controls, Inc.	14,465	598,272
Lear Corp.	188,763	20,533,639

		21,131,911
Automobiles — 0.3%
General Motors Co.	168,918	5,070,918
Thor Industries, Inc. (a)	14,317	741,621

		5,812,539
Banks — 2.6%
Bank of America Corp.	89,477	1,394,052
City National Corp.	1,861	163,880
East West Bancorp, Inc.	46,824	1,798,978
KeyCorp	212,170	2,760,332
PacWest Bancorp (a)	22,398	958,858
Regions Financial Corp.	417,040	3,757,530
Signature Bank (b)	29,243	4,022,667
US Bancorp (a)	249,300	10,223,793
Wells Fargo & Co. (a)	403,085	20,698,415

		45,778,505
Beverages — 1.2%
Dr Pepper Snapple Group, Inc.	241,731	19,108,835
PepsiCo, Inc.	17,266	1,628,184

		20,737,019
Biotechnology — 3.5%
Amgen, Inc.	199,789	27,634,814

Common Stocks	Shares	Value
Biotechnology (continued)
Baxalta, Inc. (a)	313,771	$9,886,924
Biogen, Inc. (b)	2,294	669,412
Celgene Corp. (b)	18,745	2,027,647
Gilead Sciences, Inc.	206,472	20,273,486
United Therapeutics Corp. (b)	1,280	167,987

		60,660,270
Building Products — 0.1%
Allegion PLC	28,869	1,664,587
Capital Markets — 1.5%
Ameriprise Financial, Inc.	104,795	11,436,278
Goldman Sachs Group, Inc.	40,200	6,985,152
Invesco Ltd.	84,366	2,634,750
KKR & Co. LP	56,996	956,393
Morgan Stanley (a)	118,310	3,726,765
State Street Corp. (a)	4,140	278,250

		26,017,588
Chemicals — 1.4%
Air Products & Chemicals, Inc.	27,215	3,472,090
Akzo Nobel NV — ADR (a)	40,026	861,760
Axalta Coating Systems Ltd. (b)	51,619	1,308,025
Cabot Corp.	20,447	645,307
Celanese Corp., Series A	3,110	184,019
Chemours Co. (a)	200,729	1,298,717
Dow Chemical Co.	94,610	4,011,464
LyondellBasell Industries NV, Class A	81,882	6,825,683
Mosaic Co.	5,948	185,042
PPG Industries, Inc.	53,127	4,658,707
Scotts Miracle-Gro Co., Class A	1,430	86,973
Sigma-Aldrich Corp.	4,843	672,789

		24,210,576
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc.	48,164	1,709,822
Communications Equipment — 3.7%
Cisco Systems, Inc.	1,286,505	33,770,756
Harris Corp.	48,937	3,579,741
Lumentum Holdings, Inc. (b)	81,332	1,378,577
Nokia OYJ — ADR (a)	270,960	1,837,109
QUALCOMM, Inc.	332,082	17,842,766
Telefonaktiebolaget LM Ericsson — ADR (a)	603,170	5,899,003

		64,307,952
Construction & Engineering — 0.3%
AECOM (a)(b)	182,150	5,010,947
Jacobs Engineering Group, Inc. (b)	25,170	942,113

		5,953,060
Consumer Finance — 2.7%
Ally Financial, Inc. (b)	432,190	8,808,032

28	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	159,850	$11,592,322
Discover Financial Services	389,319	20,240,695
Santander Consumer USA Holdings, Inc. (b)	17,458	356,493
SLM Corp. (b)	921,843	6,821,638

		47,819,180
Containers & Packaging — 0.5%
Bemis Co., Inc.	20,520	811,976
Crown Holdings, Inc. (b)	11,370	520,178
Packaging Corp. of America (a)	85,323	5,133,032
Sonoco Products Co. (a)	5,980	225,685
WestRock Co.	31,310	1,610,586

		8,301,457
Diversified Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B (b)	6,917	901,977
Citigroup, Inc.	559,030	27,733,478
CME Group, Inc.	91,349	8,471,706
FNFV Group (b)	276,652	3,242,362
IntercontinentalExchange Group, Inc.	43,270	10,168,017
JPMorgan Chase & Co. (a)	658,212	40,131,186
NASDAQ OMX Group, Inc.	195,070	10,403,083

		101,051,809
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	66,626	2,170,675
Verizon Communications, Inc.	463,396	20,162,360

		22,333,035
Electric Utilities — 0.8%
American Electric Power Co., Inc.	940	53,448
Edison International (a)	880	55,502
Exelon Corp.	250,330	7,434,801
NextEra Energy, Inc.	73,183	7,139,002

		14,682,753
Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc. (b)	61,302	1,029,874
SolarCity Corp. (a)(b)	62,840	2,683,896

		3,713,770
Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc.	6,550	279,554
CDW Corp.	86,360	3,528,670
Fitbit, Inc., Series A (a)(b)	63,121	2,379,030
Keysight Technologies, Inc. (b)	103,507	3,192,156

		9,379,410
Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc. (a)	77,411	1,146,457

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Baker Hughes, Inc.	91,320	$4,752,293
Cameron International Corp. (b)	7,761	475,904
Halliburton Co. (a)	39,420	1,393,497
Schlumberger Ltd. (a)	169,048	11,659,241
Superior Energy Services, Inc.	240,572	3,038,424

		22,465,816
Food & Staples Retailing — 2.1%
CVS Health Corp.	231,640	22,348,627
Kroger Co.	157,320	5,674,533
Supervalu, Inc. (b)	327,844	2,353,920
Wal-Mart Stores, Inc. (a)	90,537	5,870,419

		36,247,499
Food Products — 0.8%
Cal-Maine Foods, Inc. (a)	7,163	391,171
Hormel Foods Corp.	43,854	2,776,397
Kellogg Co. (a)	3,090	205,639
Mead Johnson Nutrition Co.	34,579	2,434,362
Pilgrim’s Pride Corp. (a)	269,374	5,597,592
Tyson Foods, Inc., Class A (a)	79,720	3,435,932

		14,841,093
Health Care Equipment & Supplies — 1.5%
Alere, Inc. (b)	13,572	653,492
Baxter International, Inc.	128,430	4,218,925
C.R. Bard, Inc.	15,099	2,813,095
Edwards Lifesciences Corp. (b)	32,939	4,682,938
Hologic, Inc. (a)(b)	53,650	2,099,324
Medtronic PLC	102,918	6,889,331
Stryker Corp.	17,610	1,657,101
Zimmer Biomet Holdings, Inc.	33,940	3,187,984

		26,202,190
Health Care Providers & Services — 5.9%
Aetna, Inc.	123,500	13,512,135
AmerisourceBergen Corp.	81,889	7,778,636
Anthem, Inc.	4,510	631,400
Cardinal Health, Inc.	67,984	5,222,531
Centene Corp. (b)	109,662	5,946,970
Cigna Corp.	80,180	10,825,904
Community Health Systems, Inc. (b)	100,670	4,305,656
Health Net, Inc. (b)	3,053	183,852
Laboratory Corp. of America Holdings (b)	64,835	7,032,652
McKesson Corp.	71,865	13,297,181
Quest Diagnostics, Inc.	72,590	4,462,107
UnitedHealth Group, Inc. (a)	154,845	17,963,569
Universal Health Services, Inc., Class B (a)	83,127	10,375,081
VCA, Inc. (b)	32,725	1,722,971

		103,260,645

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	29

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
Extended Stay America, Inc. (a)	248,627	$4,171,961
J Alexanders Holdings, Inc. (b)	46,807	466,671
Jack in the Box, Inc.	48,811	3,760,400
Las Vegas Sands Corp.	50,840	1,930,395
Starbucks Corp.	117,661	6,687,851
Starwood Hotels & Resorts Worldwide, Inc.	6,361	422,879
Vail Resorts, Inc.	9,527	997,286
Wyndham Worldwide Corp. (a)	2,290	164,651

		18,602,094
Household Durables — 1.4%
D.R. Horton, Inc.	79,790	2,342,634
GoPro, Inc., Class A (a)(b)	21,622	675,039
Lennar Corp., Class A (a)	42,080	2,025,310
Mohawk Industries, Inc. (b)	663	120,527
Newell Rubbermaid, Inc. (a)	333,753	13,253,332
NVR, Inc. (a)(b)	660	1,006,645
Toll Brothers, Inc. (b)	36,300	1,242,912
TopBuild Corp. (b)	92,078	2,851,656
Tupperware Brands Corp. (a)	10,990	543,895

		24,061,950
Household Products — 0.6%
Energizer Holdings, Inc. (a)	81,008	3,135,820
Kimberly-Clark Corp.	67,036	7,309,605

		10,445,425
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	652,560	6,388,562
Dynegy, Inc. (a)(b)	161,530	3,338,825
Talen Energy Corp. (b)	235,477	2,378,318

		12,105,705
Industrial Conglomerates — 0.4%
3M Co.	40,358	5,721,554
General Electric Co.	64,441	1,625,202

		7,346,756
Insurance — 4.2%
Allstate Corp.	62,017	3,611,870
CNA Financial Corp.	130,833	4,569,997
Everest Re Group Ltd.	7,176	1,243,888
Genworth Financial, Inc., Class A (b)	500,250	2,311,155
The Hanover Insurance Group, Inc.	46,071	3,579,717
Hartford Financial Services Group, Inc.	308,337	14,115,668
Lincoln National Corp. (a)	129,588	6,150,246
MetLife, Inc.	86,622	4,084,227
Prudential Financial, Inc. (a)	189,206	14,419,389
Travelers Cos., Inc.	63,960	6,365,939
Voya Financial, Inc.	192,368	7,458,107

Common Stocks	Shares	Value
Insurance (continued)
XL Group PLC	135,150	$4,908,648

		72,818,851
Internet & Catalog Retail — 1.4%
Amazon.com, Inc. (b)	6,939	3,552,005
Liberty TripAdvisor Holdings, Inc., Series A (b)	111,019	2,461,291
Liberty Ventures, Series A (b)	192,040	7,748,814
Priceline Group, Inc. (b)	8,800	10,884,368

		24,646,478
Internet Software & Services — 4.6%
Alphabet, Inc., Class A (b)	45,348	28,948,803
Alphabet, Inc., Class C (b)	35,758	21,755,882
eBay, Inc. (b)	377,750	9,232,210
Facebook, Inc., Class A (b)	161,000	14,473,900
IAC/InterActiveCorp	85,495	5,580,259

		79,991,054
IT Services — 4.2%
Alliance Data Systems Corp. (b)	32,720	8,473,826
Amdocs Ltd.	134,598	7,655,934
Booz Allen Hamilton Holding Corp.	24,958	654,149
Cognizant Technology Solutions Corp., Class A (b)	176,680	11,061,935
DST Systems, Inc.	66,270	6,967,628
Global Payments, Inc.	2,951	338,568
Mastercard, Inc., Class A	166,245	14,981,999
PayPal Holdings, Inc. (b)	185,561	5,759,814
Total System Services, Inc. (a)	132,591	6,023,609
Visa, Inc., Class A (a)	154,537	10,765,047
Western Union Co. (a)	2,500	45,900
Xerox Corp.	58,718	571,326

		73,299,735
Leisure Products — 0.0%
Hasbro, Inc. (a)	10,797	778,896
Life Sciences Tools & Services — 0.1%
Bruker Corp. (a)(b)	8,439	138,653
Quintiles Transnational Holdings, Inc. (b)	23,898	1,662,584

		1,801,237
Machinery — 1.2%
Ingersoll-Rand PLC	131,834	6,693,212
PACCAR, Inc.	7,891	411,674
Parker Hannifin Corp.	23,620	2,298,226
Stanley Black & Decker, Inc.	95,390	9,250,922
WABCO Holdings, Inc. (a)(b)	27,690	2,902,743

		21,556,777

30	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Media — 3.2%
Cablevision Systems Corp., New York Group, Class A	8,029	$260,702
CBS Corp., Class B	14,891	594,151
Comcast Corp., Class A	413,135	23,499,119
Comcast Corp., Special Class A (a)	15,434	883,442
Discovery Communications, Inc., Class C (b)	8,531	207,218
Interpublic Group of Cos., Inc.	47,050	900,066
Liberty Global PLC LiLAC, Class A (b)	7,794	262,580
Liberty Media Corp., Class C (b)	50,199	1,729,858
Omnicom Group, Inc.	112,500	7,413,750
Scripps Networks Interactive, Inc., Class A (a)	57,170	2,812,192
Time Warner, Inc.	126,968	8,729,050
Viacom, Inc., Class B (a)	164,260	7,087,819
Walt Disney Co. (a)	24,620	2,516,164

		56,896,111
Metals & Mining — 0.0%
Allegheny Technologies, Inc. (a)	12,300	174,414
Reliance Steel & Aluminum Co.	10,146	547,985

		722,399
Multi-Utilities — 0.4%
Ameren Corp.	7,330	309,839
CenterPoint Energy, Inc.	365,265	6,589,381
PG&E Corp. (a)	1,040	54,912
TECO Energy, Inc.	9,327	244,927

		7,199,059
Multiline Retail — 1.0%
Macy’s, Inc.	172,720	8,863,990
Target Corp. (a)	111,898	8,801,897

		17,665,887
Office Electronics — 0.1%
Zebra Technologies Corp., Class A (a)(b)	19,704	1,508,341
Oil, Gas & Consumable Fuels — 5.5%
Apache Corp.	215,320	8,431,931
Devon Energy Corp.	199,437	7,397,118
EnLink Midstream LLC (a)	78,368	1,432,567
EOG Resources, Inc.	89,430	6,510,504
Exxon Mobil Corp.	166,789	12,400,762
Gulfport Energy Corp. (b)	195,770	5,810,454
Marathon Oil Corp. (a)	724,202	11,152,711
Marathon Petroleum Corp. (a)	340,888	15,793,341
PBF Energy, Inc., Class A (a)	48,637	1,373,022
Plains GP Holdings LP, Class A	117,994	2,064,895
Suncor Energy, Inc. (a)	289,940	7,747,197
Teekay Corp.	23,093	684,477
Valero Energy Corp.	261,253	15,701,305

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	6,100	$218,380

		96,718,664
Personal Products — 0.0%
Herbalife Ltd. (a)(b)	2,772	151,074
Pharmaceuticals — 5.3%
AbbVie, Inc.	126,783	6,898,263
Allergan PLC (b)	2,903	789,064
Bristol-Myers Squibb Co.	17,871	1,057,963
Johnson & Johnson	200,425	18,709,674
Mallinckrodt PLC (b)	15,344	981,095
Merck & Co., Inc.	233,256	11,520,514
Perrigo Co. PLC	23,118	3,635,768
Pfizer, Inc. (a)	1,087,069	34,144,837
Teva Pharmaceutical Industries Ltd. — ADR (a)	157,389	8,886,183
Zoetis, Inc.	136,893	5,637,254

		92,260,615
Professional Services — 0.7%
Equifax, Inc.	8,248	801,541
Manpowergroup, Inc. (a)	48,807	3,996,805
Nielsen Holdings PLC	156,110	6,942,212

		11,740,558
Real Estate Investment Trusts (REITs) — 1.8%
Brixmor Property Group, Inc. (a)	41,550	975,594
Crown Castle International Corp.	71,824	5,664,759
Host Hotels & Resorts, Inc.	211,599	3,345,380
Outfront Media, Inc.	159,512	3,317,849
Simon Property Group, Inc.	58,933	10,827,171
Starwood Property Trust, Inc. (a)	168,270	3,452,900
Weingarten Realty Investors	54,051	1,789,629
WP Glimcher, Inc.	171,165	1,995,784

		31,369,066
Road & Rail — 0.1%
CSX Corp.	8,796	236,612
Union Pacific Corp. (a)	20,497	1,812,140

		2,048,752
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.	202,950	2,981,336
Intel Corp.	71,650	2,159,531
Lam Research Corp. (a)	77,630	5,071,568
Micron Technology, Inc. (b)	185,200	2,774,296
NVIDIA Corp.	161,090	3,970,869
Qorvo, Inc. (b)	23,127	1,041,871
Skyworks Solutions, Inc.	2,333	196,462
Teradyne, Inc.	227,840	4,103,398

		22,299,331

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	31

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Software — 3.3%
Adobe Systems, Inc. (b)	48,429	$3,981,832
Check Point Software Technologies Ltd. (a)(b)	108,769	8,628,645
Electronic Arts, Inc. (b)	35,298	2,391,440
Intuit, Inc.	33,673	2,988,479
King Digital Entertainment PLC (a)	118,967	1,610,813
Microsoft Corp.	604,317	26,747,070
Oracle Corp.	270,780	9,780,574
PTC, Inc. (b)	56,460	1,792,040

		57,920,893
Specialty Retail — 4.5%
Aaron’s, Inc.	127,860	4,617,025
Dick’s Sporting Goods, Inc.	27,419	1,360,257
DSW, Inc., Class A	8,818	223,184
Gap, Inc. (a)	115,620	3,295,170
GNC Holdings, Inc., Class A	115,460	4,666,893
Home Depot, Inc.	194,619	22,476,548
Lowe’s Cos., Inc.	374,986	25,844,035
Penske Automotive Group, Inc.	50,051	2,424,470
Ross Stores, Inc.	106,394	5,156,917
Sears Hometown and Outlet Stores, Inc. (a)(b)	21,478	172,039
TJX Cos., Inc. (a)	131,690	9,405,300

		79,641,838
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	611,985	67,501,945
EMC Corp.	135,020	3,262,083
NCR Corp. (b)	21,284	484,211
Western Digital Corp.	40,040	3,180,778

		74,429,017
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	10,600	960,784
Fossil Group, Inc. (a)(b)	32,310	1,805,483
Michael Kors Holdings Ltd. (b)	8,876	374,922
NIKE, Inc., Class B	98,067	12,059,299
VF Corp.	34,686	2,365,932

		17,566,420
Tobacco — 1.9%
Altria Group, Inc.	499,658	27,181,395
Philip Morris International, Inc.	13,772	1,092,533
Reynolds American, Inc.	71,661	3,172,432
Vector Group Ltd. (a)	117,197	2,649,830

		34,096,190

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (b)	78,266	$2,992,892
Water Utilities — 0.2%
American Water Works Co., Inc.	51,642	2,844,441
Wireless Telecommunication Services — 0.7%
SBA Communications Corp., Class A (b)	28,360	2,970,426
Telephone & Data Systems, Inc.	309,664	7,729,214
United States Cellular Corp. (b)	50,021	1,772,244
		12,471,884

Total Common Stocks — 99.0%		1,735,039,987

Preferred Stocks
Food Products — 0.1%
Tyson Foods, Inc.	27,919	1,431,128
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25% (a)(c)	3,750	412,500
Total Preferred Stocks — 0.1%	1,843,628
Total Long-Term Investments (Cost — $1,767,478,248) — 99.1%		1,736,883,615

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (d)(e)	19,981,905	19,981,905
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (d)(e)(f)	162,630,876	162,630,876
Total Short-Term Securities (Cost — $182,612,781) — 10.4%		182,612,781
Total Investments (Cost — $1,950,091,029*) — 109.5%		1,919,496,396
Liabilities in Excess of Other Assets — (9.5)%		(165,931,318)

Net Assets — 100.0%		$1,753,565,078

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,980,177,053

Gross unrealized appreciation	$85,044,457
Gross unrealized depreciation	(145,725,114)

Net unrealized depreciation	$(60,680,657)

32	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Active Stock Master Portfolio

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

(d)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	60,987,578	(41,005,673)	19,981,905	$57,187
BlackRock Cash Funds: Prime, SL Agency Shares	5,562,536	157,068,340	162,630,876	$243,137	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents the current yield as of report date.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
S&P	Standard and Poor’s

•	Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
55	S&P 500 E-Mini Index	December 2015	$5,248,925	$(78,920)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	33

Schedule of Investments (continued)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio’s has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks[1]	$1,735,039,987	—	—	$1,735,039,987
Preferred Stocks[1]	1,843,628	—	—	1,843,628
Short-Term Securities	182,612,781	—	—	182,612,781

Total	$1,919,496,396	—	—	$1,919,496,396

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(78,920)	—	—	$(78,920)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

34	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Active Stock Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,056	—	—	$3,056
Cash pledged for financial futures contracts	253,000	—	—	253,000
Liabilities:
Collateral on securities loaned at value	—	$(162,630,876)	—	(162,630,876)

Total	$256,056	$(162,630,876)	—	$(162,374,820)

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	35

Schedule of Investments September 30, 2015 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Access Group, Inc., Class A2 (a):
Series 2004-A, 0.56%, 4/25/29	USD	3,645	$3,608,794
Series 2007-A, 0.46%, 8/25/26		194	194,262
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.55%, 8/25/35		637	625,668
Series 2005-HE2, Class M3, 0.91%, 4/25/35		1,376	1,372,952
Series 2005-HE4, Class M2, 0.71%, 7/25/35		2,034	2,024,007
American Credit Acceptance Receivables Trust, Class A (b):
Series 2014-1, 1.14%, 3/12/18		93	93,418
Series 2014-3, 0.99%, 8/10/18		706	705,330
AmeriCredit Automobile Receivables Trust:
Series 2012-3, Class D, 3.03%, 7/09/18		2,121	2,154,681
Series 2012-4, Class D, 2.68%, 10/09/18		3,850	3,899,145
Series 2012-5, Class B, 1.12%, 11/08/17		2,133	2,132,982
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE1, Class 1A3, 0.52%, 12/25/35 (a)		1,154	1,148,859
Carfinance Capital Auto Trust, Class A (b):
Series 2013-2A, 1.75%, 11/15/17		325	324,776
Series 2014-1A, 1.46%, 12/17/18		1,477	1,475,691
Centex Home Equity Loan Trust, Series 2006-A, Class AV3, 0.35%, 6/25/36 (a)		1,338	1,332,431
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24		4,000	3,971,376
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21		10,000	10,202,250
College Loan Corp. Trust I, Series 2004-1, Class A4, 0.49%, 4/25/24 (a)		10,200	10,094,971
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1, 0.66%, 12/25/35 (a)		993	991,739
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)		412	416,196

Asset-Backed Securities		Par (000)	Value
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 0.73%, 10/25/36 (a)(b)	USD	1,322	$1,301,400
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22		3,900	3,908,264
DT Auto Owner Trust, Series 2012-2A, Class D, 4.35%, 3/15/19 (b)		3,938	3,950,308
Exeter Automobile Receivables Trust (b):
Series 2012-2A, Class B, 2.22%, 12/15/17		955	956,483
Series 2013-1A, Class A, 1.29%, 10/16/17		96	95,721
Series 2013-1A, Class B, 2.41%, 5/15/18		2,300	2,307,429
Series 2014-1A, Class A, 1.29%, 5/15/18		2,994	2,992,393
Series 2014-2A, Class A, 1.06%, 8/15/18		656	654,913
First Franklin Mortgage Loan Trust (a):
Series 2005-FF04, Class M1, 0.84%, 5/25/35		1,408	1,399,626
Series 2005-FF10, Class A4, 0.51%, 11/25/35		669	657,466
First Investors Auto Owner Trust, Class A2 (b):
Series 2013-1A, 0.90%, 10/15/18		447	447,198
Series 2014-1A, 0.80%, 2/15/18		827	827,059
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)		2,140	2,137,334
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2012-T2, Class B2, 2.48%, 10/15/45		100	99,980
Series 2013-T1, Class A2, 1.50%, 1/16/46		11,220	11,208,780
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)		4,500	4,431,623
JPMorgan Mortgage Acquisition Corp. (a):
Series 2005-OPT2, Class A1B, 0.48%, 12/25/35		977	965,339
Series 2007-CH1, Class AV4, 0.32%, 11/25/36		292	291,155
KeyCorp Student Loan Trust, Series 2006-A (a):
Class 2A3, 0.52%, 6/27/29		1,231	1,228,967
Class 2A4, 0.64%, 9/27/35		3,620	3,530,597

36	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities		Par (000)	Value
Morgan Stanley ABS Capital I, Inc. Trust (a):
Series 2005-HE3, Class M2, 0.97%, 7/25/35	USD	278	$277,655
Series 2005-WMC4, Class M4, 1.14%, 4/25/35		3,399	3,401,623
National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.59%, 6/25/27		916	909,988
Series 2004-2, Class A4, 0.50%, 11/27/28		6,922	6,797,734
Series 2005-1, Class A4, 0.43%, 11/27/28		342	336,212
Series 2005-3, Class A3, 0.43%, 7/25/28		564	563,341
Series 2005-3, Class A4, 0.47%, 4/25/29		6,263	5,999,879
Series 2006-1, Class A3, 0.38%, 5/25/26		78	77,937
Series 2006-1, Class A4, 0.44%, 3/27/28		2,250	2,152,022
Series 2006-2, Class A2, 0.34%, 7/25/26		852	851,226
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (a):
Series 2004-WHQ2, Class M2, 1.14%, 2/25/35		4,353	4,338,895
Series 2004-WWF1, Class M2, 1.21%, 12/25/34		409	408,856
Series 2005-WCW3, Class A2C, 0.57%, 8/25/35		1,448	1,433,557
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.12%, 11/25/34		851	839,084
Series 2005-EFC1, Class M2, 0.64%, 5/25/35		1,389	1,382,586
Series 2005-RS6, Class M1, 0.69%, 6/25/35		1,103	1,096,471
Series 2006-NC2, Class A2, 0.38%, 2/25/36		3,389	3,327,592
Series 2006-RZ3, Class A2, 0.35%, 8/25/36		3,893	3,846,385
RASC Trust, Series 2005-AHL3, Class A2, 0.43%, 11/25/35 (a)		1,676	1,648,177

Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust:
Series 2011-3, Class D, 4.23%, 5/15/17	USD	3,428	$3,454,235
Series 2011-4, Class C, 3.82%, 8/15/17		374	374,312
Series 2011-4, Class D, 4.74%, 9/15/17		1,220	1,239,586
Series 2012-1, Class C, 3.78%, 11/15/17		110	110,528
Series 2012-2, Class C, 3.20%, 2/15/18		1,213	1,217,478
Series 2012-2, Class D, 3.87%, 2/15/18		2,000	2,036,956
Series 2012-3, Class D, 3.64%, 5/15/18		5,440	5,542,669
Series 2012-4, Class D, 3.50%, 6/15/18		8,760	8,915,840
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		5,600	5,624,248
Series 2012-AA, Class D, 2.46%, 12/17/18 (b)		2,700	2,727,977
Series 2013-1, Class C, 1.76%, 1/15/19		4,455	4,465,269
Series 2013-2, Class B, 1.33%, 3/15/18		2,595	2,597,438
Series 2013-2, Class C, 1.95%, 3/15/19		9,300	9,350,927
Series 2013-3, Class C, 1.81%, 4/15/19		4,790	4,803,077
Series 2013-3, Class D, 2.42%, 4/15/19		3,200	3,212,576
Series 2013-4, Class C, 3.25%, 1/15/20		1,000	1,022,424
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		2,300	2,308,837
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		7,375	7,497,101
Series 2014-1, Class B, 1.59%, 10/15/18		4,320	4,329,292
Series 2014-1, Class C, 2.36%, 4/15/20		3,020	3,039,555
Series 2014-2, Class C, 2.33%, 11/15/19		4,885	4,926,215
Series 2014-4, Class B, 1.82%, 5/15/19		1,850	1,862,983
Series 2014-4, Class C, 2.60%, 11/16/20		1,770	1,792,879
Series 2015-1, Class C, 2.57%, 4/15/21		2,500	2,501,988
Series 2015-2, Class C, 2.44%, 4/15/21		2,350	2,353,353
Series 2015-3, Class C, 2.74%, 1/15/21		2,100	2,116,176

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	37

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)		Value
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.46%, 7/15/36 (a)	USD	11,368	$11,270,426
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 0.78%, 9/15/20		5,610	5,567,385
Series 2003-B, Class A2, 0.74%, 3/15/22		1,735	1,713,626
Series 2003-C, Class A2, 0.73%, 9/15/20		1,505	1,485,590
Series 2004-A, Class A2, 0.54%, 3/16/20		637	636,877
Series 2004-B, Class A2, 0.54%, 6/15/21		4,543	4,519,795
Series 2005-B, Class A2, 0.52%, 3/15/23		3,797	3,765,495
Series 2006-B, Class A4, 0.52%, 3/15/24		3,189	3,165,799
Series 2006-C, Class A4, 0.51%, 3/15/23		2,981	2,948,301
SLM Private Education Loan Trust (a)(b):
Series 2010-A, Class 1A, 3.20%, 5/16/44		3,195	3,294,738
Series 2011-A, Class A1, 1.21%, 10/15/24		3,877	3,879,525
Series 2011-B, Class A1, 1.06%, 12/16/24		531	531,475
Series 2011-C, Class A1, 1.61%, 12/15/23		258	258,313
Series 2012-A, Class A1, 1.61%, 8/15/25		1,303	1,307,600
Series 2012-C, Class A1, 1.31%, 8/15/23		1,073	1,073,843
Series 2012-D, Class A1, 1.26%, 6/15/23		728	727,974
Series 2012-E, Class A1, 0.96%, 10/16/23		2,970	2,968,620
Series 2013-A, Class A1, 0.81%, 8/15/22		3,923	3,915,464
Series 2013-B, Class A1, 0.86%, 7/15/22		6,115	6,108,186
Series 2013-C, Class A1, 1.06%, 2/15/22		2,825	2,824,071
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)		900	899,979

Asset-Backed Securities	Par (000)		Value
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.45%, 12/25/35 (a)	USD	2,877	$2,826,387
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.40%, 6/25/37 (a)(b)		2,973	2,894,744
Trade MAPS 1 Ltd., Series 2013-1A (a)(b):
Class A, 0.90%, 12/10/18		9,690	9,693,130
Class B, 1.45%, 12/10/18		3,100	3,091,196
Total Asset-Backed Securities — 10.6%			300,643,241

Corporate Bonds
Aerospace & Defense — 0.6%
Eaton Corp., 0.95%, 11/02/15		3,000	3,001,095
Harris Corp., 2.00%, 4/27/18		1,275	1,270,362
L-3 Communications Corp.:
3.95%, 11/15/16		1,250	1,281,594
1.50%, 5/28/17		520	515,247
4.75%, 7/15/20		2,400	2,511,367
4.95%, 2/15/21		5,468	5,801,307
Lockheed Martin Corp.:
4.85%, 9/15/41		2,000	2,089,930
3.80%, 3/01/45		2,145	1,956,159

			18,427,061
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/25		2,285	2,371,818
Auto Components — 0.6%
Delphi Corp.:
5.00%, 2/15/23		850	879,750
4.15%, 3/15/24		3,175	3,201,756
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		1,525	1,527,287
6.00%, 8/01/20		1,725	1,772,437
Johnson Controls, Inc., 1.40%, 11/02/17		3,330	3,309,794
Lear Corp.:
4.75%, 1/15/23		1,000	980,000
5.38%, 3/15/24		3,775	3,775,000
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)		1,030	973,350

			16,419,374
Automobiles — 0.1%
General Motors Co., 5.00%, 4/01/35		1,600	1,482,120

38	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)		Value
Banks — 4.2%
ANZ New Zealand International Ltd., 1.13%, 3/24/16 (b)	USD	2,500	$2,506,378
Bank of Nova Scotia:
1.10%, 12/13/16		5,000	5,009,235
1.70%, 6/11/18		3,525	3,519,656
Barclays Bank PLC:
2.00%, 3/16/18		4,600	4,596,895
2.75%, 11/08/19		3,845	3,869,969
Barclays PLC:
3.65%, 3/16/25		1,660	1,584,878
5.25%, 8/17/45		1,640	1,651,672
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
2.25%, 1/14/19		3,500	3,533,197
3.38%, 5/21/25		2,800	2,747,105
Credit Suisse, 3.63%, 9/09/24		5,300	5,308,787
Credit Suisse Group Funding Guernsey Ltd. (b):
3.80%, 9/15/22		3,670	3,665,813
3.75%, 3/26/25		3,000	2,913,462
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18		2,600	2,584,634
Fifth Third Bancorp, 0.90%, 2/26/16		2,900	2,900,119
HSBC Bank USA NA, 5.88%, 11/01/34		1,200	1,395,468
HSBC Holdings PLC:
4.25%, 8/18/25		2,100	2,069,332
6.50%, 9/15/37		1,200	1,405,691
HSBC USA, Inc., 1.50%, 11/13/17		6,345	6,334,194
Lloyds Bank PLC, 1.75%, 5/14/18		5,610	5,598,679
Rabobank Nederland, 3.88%, 2/08/22		3,800	4,002,149
Royal Bank of Canada:
0.85%, 3/08/16		4,600	4,606,302
1.20%, 9/19/17		10,100	10,100,909
Toronto-Dominion Bank, 1.50%, 3/13/17 (b)		4,688	4,719,246
U.S. Bancorp, 2.20%, 11/15/16		4,000	4,058,180
Wachovia Bank NA, 6.00%, 11/15/17		5,400	5,886,459
Wells Fargo & Co.:
1.15%, 6/02/17		5,200	5,202,366
2.13%, 4/22/19		8,100	8,157,866
3.00%, 1/22/21		4,700	4,815,925
3.30%, 9/09/24		600	595,446
4.10%, 6/03/26		1,900	1,916,783
4.65%, 11/04/44		1,930	1,900,842

			119,157,637

Corporate Bonds	Par (000)		Value
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	USD	1,500	$1,287,776
Bottling Group LLC, 5.13%, 1/15/19		1,100	1,215,598
Diageo Capital PLC, 0.63%, 4/29/16		2,800	2,794,506
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		1,250	1,257,319
PepsiCo, Inc.:
7.90%, 11/01/18		2,000	2,364,278
2.75%, 3/01/23		3,400	3,380,402
4.88%, 11/01/40		1,000	1,088,534
3.60%, 8/13/42		2,000	1,795,114

			15,183,527
Biotechnology — 0.8%
Amgen, Inc.:
2.30%, 6/15/16		3,240	3,269,740
5.38%, 5/15/43		1,775	1,892,462
Biogen, Inc.:
2.90%, 9/15/20		875	883,855
5.20%, 9/15/45		435	438,936
Celgene Corp., 2.30%, 8/15/18		2,000	2,024,488
Gilead Sciences, Inc.:
3.05%, 12/01/16		1,400	1,433,257
2.05%, 4/01/19		5,000	5,034,250
2.55%, 9/01/20		4,340	4,367,125
4.50%, 2/01/45		2,300	2,210,404
4.75%, 3/01/46		400	401,845

			21,956,362
Capital Markets — 2.9%
Bank of New York Mellon Corp., 0.70%, 3/04/16		4,600	4,605,023
Bear Stearns Cos. LLC, 6.40%, 10/02/17		2,500	2,725,828
FMS Wertmanagement AoeR, 1.13%, 9/05/17		12,454	12,523,381
Goldman Sachs Group, Inc.:
6.15%, 4/01/18		1,500	1,652,021
2.90%, 7/19/18		2,700	2,770,070
2.63%, 1/31/19		2,700	2,733,429
7.50%, 2/15/19		1,200	1,402,564
2.55%, 10/23/19		1,510	1,519,791
6.00%, 6/15/20		3,500	4,022,364
5.75%, 1/24/22		1,400	1,606,765
3.63%, 1/22/23		750	759,776
3.75%, 5/22/25		4,165	4,173,642
6.75%, 10/01/37		4,350	5,189,193
6.25%, 2/01/41		3,350	4,039,571
Invesco Finance PLC, 5.38%, 11/30/43		2,400	2,674,634
Legg Mason, Inc., 2.70%, 7/15/19		4,335	4,361,053

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	39

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Morgan Stanley:
4.75%, 3/22/17	USD	3,300	$3,457,011
6.25%, 8/28/17		1,500	1,627,682
2.50%, 1/24/19		3,800	3,851,866
5.63%, 9/23/19		10,000	11,171,550
3.95%, 4/23/27		2,500	2,407,695
6.38%, 7/24/42		2,200	2,703,122

			81,978,031
Chemicals — 0.6%
CF Industries, Inc., 5.38%, 3/15/44		1,575	1,529,156
LYB International Finance BV, 4.88%, 3/15/44		900	852,680
LyondellBasell Industries NV, 5.00%, 4/15/19		5,300	5,714,471
Monsanto Co.:
2.13%, 7/15/19		2,615	2,624,814
2.75%, 7/15/21		1,170	1,168,436
4.40%, 7/15/44		2,155	1,866,973
3.95%, 4/15/45		2,300	1,866,232
RPM International, Inc., 6.13%, 10/15/19		2,453	2,746,766

			18,369,528
Communications Equipment — 0.5%
Cisco Systems, Inc.:
2.13%, 3/01/19		5,000	5,062,705
2.45%, 6/15/20		6,000	6,091,698
Juniper Networks, Inc., 4.35%, 6/15/25		2,400	2,380,850

			13,535,253
Consumer Finance — 1.1%
Capital One Bank USA NA:
2.15%, 11/21/18		2,150	2,148,957
2.95%, 7/23/21		4,700	4,652,140
Capital One NA, 1.50%, 9/05/17		5,000	4,976,675
Caterpillar Financial Services Corp., 0.70%, 2/26/16		3,600	3,604,558
MasterCard, Inc.:
2.00%, 4/01/19		1,955	1,976,321
3.38%, 4/01/24		3,000	3,066,756
Navient Solutions, Inc., 0.00%, 10/03/22 (c)		5,700	4,699,496
Synchrony Financial:
3.00%, 8/15/19		5,200	5,241,205
3.75%, 8/15/21		2,045	2,065,912

			32,432,020
Diversified Financial Services — 4.6%
American Express Credit Corp.:
2.38%, 3/24/17		3,000	3,047,127
1.55%, 9/22/17		2,865	2,872,933

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
American Honda Finance Corp., 1.13%, 10/07/16	USD	3,407	$3,418,458
Associates Corp. of North America, 6.95%, 11/01/18		964	1,099,420
Bank of America Corp.:
6.88%, 4/25/18		3,550	3,967,608
5.49%, 3/15/19		1,500	1,647,769
5.63%, 7/01/20		2,500	2,819,687
5.70%, 1/24/22		8,000	9,125,024
3.30%, 1/11/23		1,400	1,389,296
4.13%, 1/22/24		2,500	2,613,480
6.11%, 1/29/37		800	920,192
Bank of America NA, 1.65%, 3/26/18		3,105	3,102,544
BNP Paribas SA:
1.38%, 3/17/17		5,000	5,001,930
2.40%, 12/12/18		2,000	2,026,858
Citigroup, Inc.:
4.45%, 1/10/17		1,900	1,975,698
1.80%, 2/05/18		5,800	5,794,374
2.50%, 9/26/18		3,000	3,039,837
8.50%, 5/22/19		1,600	1,931,771
2.50%, 7/29/19		5,500	5,534,771
4.40%, 6/10/25		2,100	2,112,043
5.88%, 1/30/42		1,000	1,162,916
5.30%, 5/06/44		1,100	1,144,560
Deutsche Bank AG, 4.50%, 4/01/25		3,665	3,550,919
Ford Motor Credit Co. LLC:
1.70%, 5/09/16		2,800	2,807,941
3.00%, 6/12/17		5,400	5,485,601
1.72%, 12/06/17		5,100	5,065,845
General Electric Capital Corp.:
2.25%, 11/09/15		2,000	2,003,676
2.30%, 1/14/19		4,000	4,068,276
6.75%, 3/15/32		500	677,085
General Motors Financial Co., Inc.:
3.45%, 4/10/22		2,600	2,500,904
4.00%, 1/15/25		2,300	2,178,098
4.30%, 7/13/25		900	870,672
Intercontinental Exchange, Inc., 2.50%, 10/15/18		3,000	3,060,408
JPMorgan Chase & Co.:
1.13%, 2/26/16		4,500	4,508,091
2.00%, 8/15/17		4,100	4,134,727
4.25%, 10/15/20		6,000	6,431,406
3.25%, 9/23/22		2,600	2,601,867
3.20%, 1/25/23		1,900	1,886,063
3.38%, 5/01/23		1,800	1,759,077
5.60%, 7/15/41		1,000	1,144,421
4.95%, 6/01/45		1,100	1,103,299
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	864,488

40	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Leucadia National Corp., 5.50%, 10/18/23	USD	3,500	$3,520,233
Morgan Stanley, 2.20%, 12/07/18		1,480	1,493,742
Private Export Funding Corp., Series U, 4.95%, 11/15/15		3,325	3,343,577

			130,808,712
Diversified Telecommunication Services — 1.9%
AT&T, Inc.:
2.40%, 8/15/16		1,250	1,263,963
2.38%, 11/27/18		5,565	5,624,128
2.45%, 6/30/20		1,110	1,092,893
3.40%, 5/15/25		3,800	3,627,085
5.55%, 8/15/41		3,250	3,297,963
4.80%, 6/15/44		1,800	1,664,095
British Telecommunications PLC, 1.25%, 2/14/17		1,550	1,547,997
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		4,250	4,235,065
Frontier Communications Corp., 8.88%, 9/15/20 (b)		830	813,400
Verizon Communications, Inc.:
2.00%, 11/01/16		5,500	5,558,465
1.35%, 6/09/17		5,200	5,192,715
3.65%, 9/14/18		4,500	4,743,405
5.05%, 3/15/34		3,200	3,192,608
4.40%, 11/01/34		4,350	4,047,492
6.90%, 4/15/38		900	1,091,823
7.35%, 4/01/39		1,700	2,117,551
4.75%, 11/01/41		2,100	1,957,223
6.55%, 9/15/43		1,475	1,742,630
5.01%, 8/21/54		800	728,115

			53,538,616
Electric Utilities — 1.7%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37		1,500	1,884,273
Commonwealth Edison Co.:
5.88%, 2/01/33		2,000	2,408,458
4.70%, 1/15/44		601	636,437
Duke Energy Corp.:
2.15%, 11/15/16		2,100	2,122,346
5.05%, 9/15/19		2,000	2,205,204
Duke Energy Florida, Inc., 3.85%, 11/15/42		1,500	1,431,321
Exelon Corp., 5.10%, 6/15/45		2,400	2,450,570
MidAmerican Energy Holdings Co., 5.75%, 4/01/18		6,550	7,181,518
Mississippi Power Co., 4.25%, 3/15/42		1,700	1,474,009
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19		3,500	3,524,353

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Northern States Power Co., 5.25%, 7/15/35	USD	2,500	$2,900,237
Pacific Gas & Electric Co.:
5.63%, 11/30/17		1,500	1,623,935
3.25%, 9/15/21		1,400	1,447,083
3.75%, 8/15/42		1,500	1,359,909
PacifiCorp:
5.50%, 1/15/19		1,300	1,454,961
6.25%, 10/15/37		1,000	1,273,874
Progress Energy, Inc.:
4.88%, 12/01/19		3,100	3,396,940
4.40%, 1/15/21		3,700	3,980,575
Tampa Electric Co., 2.60%, 9/15/22		2,000	1,955,138
Xcel Energy, Inc., 0.75%, 5/09/16		3,200	3,199,709

			47,910,850
Electrical Equipment — 0.3%
Amphenol Corp.:
1.55%, 9/15/17		3,355	3,357,258
2.55%, 1/30/19		2,000	2,020,912
Roper Industries, Inc., 2.05%, 10/01/18		3,500	3,488,999

			8,867,169
Electronic Equipment, Instruments & Components — 0.2%
Flextronics International, Ltd., 4.75%, 6/15/25 (b)		1,800	1,743,696
Tyco Electronics Group SA, 6.55%, 10/01/17		2,900	3,177,837

			4,921,533
Energy Equipment & Services — 0.0%
Weatherford International Ltd., 4.50%, 4/15/22		712	575,866
Food & Staples Retailing — 0.7%
CVS Health Corp.:
6.13%, 8/15/16		2,300	2,403,493
2.25%, 12/05/18		3,125	3,170,425
CVS Health Corp., 5.13%, 7/20/45		2,000	2,149,906
Wal-Mart Stores, Inc., 1.13%, 4/11/18		2,000	1,998,456
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17		5,130	5,149,007
2.70%, 11/18/19		2,400	2,432,390
4.80%, 11/18/44		1,500	1,437,929

			18,741,606
Food Products — 0.9%
ConAgra Foods, Inc., 3.20%, 1/25/23		3,000	2,878,404
JM Smucker Co., 2.50%, 3/15/20		1,565	1,569,765

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	41

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)		Value
Food Products (continued)
Kellogg Co.:
4.45%, 5/30/16	USD	100	$102,298
3.25%, 5/21/18		1,550	1,606,693
Kraft Heinz Foods Co. (b):
3.95%, 7/15/25		3,300	3,376,504
5.20%, 7/15/45		4,000	4,236,196
Mondelez International, Inc.:
4.13%, 2/09/16		2,000	2,022,088
2.25%, 2/01/19		2,000	2,012,526
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)		2,870	2,819,775
Sysco Corp., 3.75%, 10/01/25		5,435	5,492,182

			26,116,431
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42		1,800	1,707,138
Health Care Equipment & Supplies — 1.3%
Baxter International, Inc., 1.85%, 6/15/18		1,650	1,649,480
Becton Dickinson & Co.:
1.45%, 5/15/17		650	648,810
2.68%, 12/15/19		1,045	1,056,688
Boston Scientific Corp.:
2.65%, 10/01/18		2,000	2,024,404
2.85%, 5/15/20		705	704,846
3.85%, 5/15/25		4,400	4,327,831
Covidien International Finance SA:
4.20%, 6/15/20		5,045	5,483,310
6.55%, 10/15/37		1,875	2,398,886
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 4/15/20 (b)		725	692,375
Medtronic, Inc.:
2.50%, 3/15/20		2,495	2,528,605
3.15%, 3/15/22		2,995	3,037,793
St. Jude Medical, Inc.:
2.00%, 9/15/18		1,875	1,879,387
3.88%, 9/15/25		775	786,058
Stryker Corp., 4.38%, 5/15/44		3,000	2,971,383
Zimmer Holdings, Inc.:
2.00%, 4/01/18		1,760	1,762,196
2.70%, 4/01/20		4,530	4,546,571

			36,498,623
Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.:
1.15%, 5/15/17		6,000	5,976,504
3.25%, 3/01/25		3,000	2,917,785
Cardinal Health, Inc., 1.70%, 3/15/18		2,200	2,191,827
Express Scripts Holding Co., 3.13%, 5/15/16		3,000	3,034,140

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
HCA, Inc., 3.75%, 3/15/19	USD	3,135	$3,127,163
Humana, Inc.:
2.63%, 10/01/19		2,195	2,223,245
4.95%, 10/01/44		1,800	1,828,114
McKesson Corp., 1.40%, 3/15/18		4,500	4,459,770
Quest Diagnostics, Inc., 2.50%, 3/30/20		2,335	2,330,486
UnitedHealth Group, Inc.:
2.70%, 7/15/20		820	839,049
4.70%, 2/15/21		3,100	3,450,576
4.75%, 7/15/45		635	670,315

			33,048,974
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., 6.30%, 10/15/37		1,000	1,207,719
Starbucks Corp., 0.88%, 12/05/16		2,450	2,454,001
Wyndham Worldwide Corp.:
4.25%, 3/01/22		1,550	1,540,844
3.90%, 3/01/23		1,550	1,507,859
5.10%, 10/01/25		2,095	2,124,003
Yum! Brands, Inc., 5.30%, 9/15/19		2,241	2,475,695

			11,310,121
Household Products — 0.1%
Whirlpool Corp., 1.35%, 3/01/17		2,525	2,525,442
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20		1,200	1,319,612
Exelon Generation Co. LLC, 5.75%, 10/01/41		500	509,967
PSEG Power LLC:
2.45%, 11/15/18		400	399,032
4.15%, 9/15/21		1,150	1,204,622
Southern Power Co., 5.15%, 9/15/41		1,000	995,337

			4,428,570
Insurance — 1.0%
ACE INA Holdings, Inc., 3.35%, 5/15/24		3,155	3,157,423
Aflac, Inc.:
3.63%, 11/15/24		5,000	5,095,985
3.25%, 3/17/25		3,000	2,977,470
Berkshire Hathaway, Inc., 1.90%, 1/31/17		2,400	2,432,172
Chubb Corp., 6.00%, 5/11/37		800	979,422
Fidelity National Financial, Inc., 5.50%, 9/01/22		1,225	1,310,544
Markel Corp.:
5.35%, 6/01/21		1,300	1,456,975
3.63%, 3/30/23		1,300	1,292,930

42	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)		Value
Insurance (continued)
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	USD	2,940	$2,973,857
Protective Life Corp., 8.45%, 10/15/39		372	494,066
Willis Group Holdings PLC:
4.13%, 3/15/16		2,600	2,631,889
5.75%, 3/15/21		1,150	1,286,390
XLIT Ltd., 5.75%, 10/01/21		1,400	1,599,371

			27,688,494
Internet Software & Services — 0.9%
Amazon.com, Inc., 3.80%, 12/05/24		4,075	4,171,268
Baidu, Inc.:
3.25%, 8/06/18		7,000	7,135,100
2.75%, 6/09/19		1,072	1,060,767
eBay, Inc.:
2.20%, 8/01/19		5,400	5,333,234
3.45%, 8/01/24		2,200	2,091,914
Equinix, Inc.:
5.38%, 1/01/22		1,855	1,845,725
5.75%, 1/01/25		1,400	1,389,500
VeriSign, Inc., 4.63%, 5/01/23		1,325	1,288,562

			24,316,070
IT Services — 0.8%
Alibaba Group Holding Ltd. (b):
2.50%, 11/28/19		5,415	5,314,216
3.60%, 11/28/24		1,295	1,209,737
International Business Machines Corp.:
2.00%, 1/05/16		8,600	8,635,492
7.63%, 10/15/18		2,050	2,406,876
Verisk Analytics, Inc., 4.00%, 6/15/25		4,650	4,598,567

			22,164,888
Leisure Products — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,654	3,818,430
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/01/16		2,800	2,825,922
Machinery — 0.2%
Danaher Corp., 2.30%, 6/23/16		450	455,317
Illinois Tool Works, Inc., 1.95%, 3/01/19		4,000	4,020,320
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19		400	406,688

Corporate Bonds	Par (000)		Value
Machinery (continued)
Trinity Acquisition PLC, 6.13%, 8/15/43	USD	650	$714,302

			5,596,627
Media — 1.4%
Altice Financing SA, 6.63%, 2/15/23 (b)		960	923,400
CCO Safari II LLC (b):
3.58%, 7/23/20		1,265	1,255,682
4.46%, 7/23/22		4,200	4,202,218
4.91%, 7/23/25		2,990	2,975,657
6.48%, 10/23/45		2,830	2,855,045
Comcast Corp., 5.70%, 5/15/18		2,450	2,710,967
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42		3,750	3,523,804
DISH DBS Corp.:
7.88%, 9/01/19		2,600	2,725,658
6.75%, 6/01/21		1,200	1,155,744
NBCUniversal Enterprise, Inc., 1.66%, 4/15/18 (b)		1,000	1,003,709
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22		800	799,000
Scripps Networks Interactive, Inc., 2.70%, 12/15/16		2,300	2,334,403
Thomson Reuters Corp., 0.88%, 5/23/16		1,600	1,598,598
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,300	2,467,769
4.50%, 9/15/42		1,700	1,344,059
Time Warner, Inc., 2.10%, 6/01/19		4,100	4,103,448
Viacom, Inc., 2.50%, 9/01/18		4,300	4,322,700

			40,301,861
Metals & Mining — 0.1%
Southern Copper Corp., 5.88%, 4/23/45		1,470	1,193,419
Vale Overseas Ltd., 4.38%, 1/11/22 (d)		2,138	1,885,588

			3,079,007
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42		2,400	2,338,526
Dominion Resources, Inc.:
6.40%, 6/15/18		1,050	1,173,016
4.45%, 3/15/21		2,100	2,262,828
4.05%, 9/15/42		1,700	1,540,326
SCANA Corp., 4.13%, 2/01/22		500	508,119

			7,822,815

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	43

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 3.2%
BP Capital Markets PLC:
3.13%, 10/01/15	USD	700	$700,000
3.20%, 3/11/16		1,500	1,517,601
2.24%, 5/10/19		3,000	3,022,176
Buckeye Partners LP:
2.65%, 11/15/18		4,900	4,850,642
4.35%, 10/15/24		1,900	1,780,120
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18		875	865,260
CNOOC Finance 2015 Australia Pty, Ltd., 2.63%, 5/05/20		3,500	3,449,887
CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17		6,800	6,787,338
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16		500	522,071
DCP Midstream Operating LP, 3.25%, 10/01/15		2,000	2,000,000
Ecopetrol SA, 5.88%, 5/28/45		850	648,125
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24		4,500	4,108,194
Energy Transfer Equity LP, 7.50%, 10/15/20		5,998	5,968,010
Energy Transfer Partners LP:
9.70%, 3/15/19		842	1,004,550
9.00%, 4/15/19		373	438,085
4.15%, 10/01/20		3,950	3,995,484
6.13%, 12/15/45		1,315	1,167,477
Enterprise Products Operating LLC, 3.20%, 2/01/16		3,000	3,020,427
Hess Corp., 1.30%, 6/15/17		1,110	1,100,821
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		850	812,813
5.63%, 9/01/41		1,895	1,558,859
Kinder Morgan, Inc.:
3.05%, 12/01/19		865	849,280
4.30%, 6/01/25		3,860	3,467,627
5.55%, 6/01/45		2,550	2,118,119
Magellan Midstream Partners LP, 5.15%, 10/15/43		1,350	1,280,607
Marathon Oil Corp., 0.90%, 11/01/15		1,300	1,299,717
Marathon Petroleum Corp., 4.75%, 9/15/44		1,365	1,213,233
Occidental Petroleum Corp., 3.50%, 6/15/25		955	952,317
Petroleos Mexicanos:
4.88%, 1/24/22		1,300	1,287,273
4.50%, 1/23/26 (b)		2,000	1,843,800
6.50%, 6/02/41		500	459,900
6.38%, 1/23/45		2,900	2,605,360
Shell International Finance BV:
2.13%, 5/11/20		1,745	1,746,806
4.38%, 5/11/45		2,700	2,669,900

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA:
1.95%, 11/08/18	USD	2,840	$2,857,756
2.75%, 11/10/21		5,680	5,689,474
Total Capital International SA, 2.10%, 6/19/19		3,300	3,334,911
Valero Energy Corp., 6.63%, 6/15/37		3,000	3,295,395
Williams Cos., Inc., 4.55%, 6/24/24		2,115	1,677,049
Williams Partners LP, 4.30%, 3/04/24		3,000	2,721,849

			90,688,313
Personal Products — 0.1%
Procter & Gamble Co., 1.90%, 11/01/19		3,270	3,303,469
Pharmaceuticals — 1.7%
AbbVie, Inc.:
1.20%, 11/06/15		1,300	1,300,556
2.50%, 5/14/20		1,590	1,581,217
Actavis Funding SCS:
2.35%, 3/12/18		4,450	4,467,707
3.45%, 3/15/22		3,565	3,524,134
3.85%, 6/15/24		3,100	3,036,580
4.55%, 3/15/35		1,000	920,061
4.75%, 3/15/45		580	526,613
AstraZeneca PLC, 6.45%, 9/15/37		2,400	3,102,134
Baxalta, Inc. (b):
2.88%, 6/23/20		2,565	2,564,043
5.25%, 6/23/45		620	625,795
Bayer US Finance LLC, 1.50%, 10/06/17 (b)		5,590	5,606,407
Eli Lilly & Co., 3.70%, 3/01/45		455	428,403
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16		2,500	2,503,502
5.65%, 5/15/18		1,200	1,330,678
Laboratory Corp. of America Holdings, 4.70%, 2/01/45		1,657	1,514,054
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,173,620
4.40%, 5/06/44		4,300	4,617,495
Pfizer, Inc.:
6.20%, 3/15/19		1,500	1,713,095
4.30%, 6/15/43		2,500	2,475,985
Zoetis, Inc., 1.15%, 2/01/16		3,000	3,002,031

			47,014,110
Professional Services — 0.0%
Dun & Bradstreet Corp., 2.88%, 11/15/15		600	600,580
Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20		4,000	3,993,240

44	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.:
4.50%, 1/15/18	USD	2,100	$2,209,103
3.40%, 2/15/19		1,768	1,819,935
2.80%, 6/01/20		4,000	3,991,744
5.05%, 9/01/20		1,300	1,420,830
3.45%, 9/15/21		2,450	2,461,062
4.70%, 3/15/22		2,900	3,048,729
5.00%, 2/15/24		2,000	2,101,300
Corrections Corp. of America:
4.13%, 4/01/20		2,500	2,487,500
4.63%, 5/01/23		2,425	2,328,000
HCP, Inc., 6.70%, 1/30/18		4,000	4,417,256
Simon Property Group LP, 4.75%, 3/15/42		1,900	1,989,329
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)		1,945	1,935,800

			34,203,828
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
5.40%, 6/01/41		2,700	2,977,268
4.55%, 9/01/44		2,110	2,069,583
Norfolk Southern Corp., 5.75%, 1/15/16		2,425	2,457,985
Union Pacific Corp., 6.13%, 2/15/20		1,300	1,487,220

			8,992,056
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc., 2.63%, 10/01/20		1,540	1,544,665
Intel Corp.:
2.45%, 7/29/20		2,600	2,634,479
3.30%, 10/01/21		2,100	2,205,817
4.80%, 10/01/41		350	361,987
4.25%, 12/15/42		1,100	1,063,665
4.90%, 7/29/45		630	652,156
KLA-Tencor Corp., 3.38%, 11/01/19		930	954,024
QUALCOMM, Inc.:
1.40%, 5/18/18		3,135	3,123,112
4.80%, 5/20/45		1,400	1,224,280
Seagate HDD Cayman:
3.75%, 11/15/18		7,500	7,672,770
4.75%, 6/01/23		2,975	2,936,161
4.75%, 1/01/25		1,925	1,847,925

			26,221,041
Software — 0.2%
HP Enterprise Co., 4.40%, 10/15/22 (b)(e)		4,200	4,191,684
Oracle Corp.:
5.25%, 1/15/16		1,500	1,520,068
5.75%, 4/15/18		550	607,345

			6,319,097

Corporate Bonds		Par (000)	Value
Specialty Retail — 0.9%
Advance Auto Parts, Inc., 4.50%, 1/15/22	USD	3,100	$3,274,905
AutoZone, Inc., 1.30%, 1/13/17		3,850	3,854,909
Home Depot, Inc.:
5.88%, 12/16/36		2,000	2,458,138
5.40%, 9/15/40		2,000	2,327,060
5.95%, 4/01/41		800	1,007,772
L Brands, Inc.:
6.90%, 7/15/17		2,167	2,340,360
8.50%, 6/15/19		4,000	4,670,000
Lowe’s Cos, Inc., 4.38%, 9/15/45		225	227,598
O’Reilly Automotive, Inc., 4.63%, 9/15/21		5,300	5,726,820

			25,887,562
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.:
2.85%, 5/06/21		5,500	5,640,690
3.85%, 5/04/43		3,300	3,009,557
4.38%, 5/13/45		1,420	1,405,827
Hewlett-Packard Co.:
3.00%, 9/15/16		3,000	3,055,971
2.75%, 1/14/19		4,000	4,062,908

			17,174,953
Tobacco — 1.4%
Altria Group, Inc., 5.38%, 1/31/44		7,200	7,827,487
Philip Morris International, Inc.:
5.65%, 5/16/18		4,300	4,749,096
1.88%, 1/15/19		3,550	3,569,827
2.90%, 11/15/21		1,400	1,407,473
6.38%, 5/16/38		2,500	3,115,753
4.13%, 3/04/43		2,000	1,892,714
4.25%, 11/10/44		600	579,659
Reynolds American, Inc.:
1.05%, 10/30/15		2,000	2,000,002
3.50%, 8/04/16 (b)		650	660,234
2.30%, 6/12/18		1,730	1,748,610
3.25%, 6/12/20		745	766,257
4.00%, 6/12/22		955	997,897
3.25%, 11/01/22		2,300	2,288,270
4.85%, 9/15/23		900	965,481
4.45%, 6/12/25		1,300	1,360,262
4.75%, 11/01/42		1,700	1,631,218
6.15%, 9/15/43		750	851,678
5.85%, 8/15/45		2,185	2,430,965

			38,842,883

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	45

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp., 4.88%, 4/15/22	USD	2,800	$2,910,600
Vodafone Group PLC:
5.63%, 2/27/17		950	1,004,961
4.38%, 2/19/43		1,445	1,260,198

			5,175,759
Total Corporate Bonds — 41.2%			1,164,350,147

Foreign Agency Obligations
Canada Government International Bond, 1.13%, 3/19/18		6,430	6,459,475
Colombia Government International Bond:
4.00%, 2/26/24		2,210	2,141,490
4.50%, 1/28/26		4,000	3,890,000
Export-Import Bank of Korea:
2.38%, 8/12/19		5,600	5,620,737
4.00%, 1/29/21		1,446	1,556,808
Mexico Government International Bond:
3.50%, 1/21/21		2,915	2,966,013
6.75%, 9/27/34		2,400	2,868,000
6.05%, 1/11/40		3,088	3,381,360
4.75%, 3/08/44		3,100	2,828,750
4.60%, 1/23/46		863	768,070
Peruvian Government International Bond, 4.13%, 8/25/27		2,485	2,435,300
Tunisia Government AID Bonds, 2.45%, 7/24/21		327	336,942
Total Foreign Agency Obligations — 1.2%			35,252,945

Municipal Bonds
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50		800	1,096,840
Chicago Transit Authority, RB, Series B, 6.90%, 12/01/40		450	506,052
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50		400	562,048
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45		320	430,954

Municipal Bonds		Par (000)	Value
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	USD	450	$544,639
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42		1,000	1,289,640
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41		450	608,409
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48		600	774,984
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 1.30%, 7/01/16		1,725	1,731,555
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40		1,200	1,414,344
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 1/01/41		700	937,594
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40		800	950,128
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62		700	676,452
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		1,150	1,662,037
7.63%, 3/01/40		1,150	1,652,389
7.60%, 11/01/40		250	366,798
State of Illinois, GO:
Build America Bonds, 7.35%, 7/01/35		650	709,085
Pension, 5.10%, 6/01/33		1,000	937,210
State of Mississippi, GO, Refunding, Build America Bonds, Series F, 5.25%, 11/01/34		600	688,260
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40		675	810,702

46	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Municipal Bonds		Par (000)		Value
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34	USD	400		$504,700
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31		1,000		1,078,590
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41		300		380,109
Total Municipal Bonds — 0.7%				20,313,519

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21		123		126,785
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)		958		990,756
Connecticut Avenue Securities Series, Series 2014-C01, Class M1, 1.79%, 1/25/24 (a)		3,348		3,359,500
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35		232		237,738
CSMC Trust (a)(b):
Series 2009-13R, Class 5A1, 0.98%, 1/26/35		1,638		1,633,833
Series 2010-20R, Class 7A6, 3.50%, 3/27/37		564		562,875
Series 2011-4R, Class 4A6, 4.00%, 8/27/37		396		398,456
Series 2013-8R, Class 7A1, 0.35%, 4/27/37		894		876,367
Series 2013-8R, Class 8A1, 0.44%, 5/27/37		3,036		2,957,331
Fannie Mae (a):
Series 2014-C04, Class 1M1, 2.14%, 11/25/24		1,926		1,938,925
Series 2014-C04, Class 2M1, 2.29%, 11/25/24		3,192		3,213,540
Series 2015-C01, Class 1M1, 1.69%, 2/25/25		8,873		8,893,182
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 2M1, 1.14%, 5/25/24 (a)		9,344		9,289,010
Freddie Mac, Series 2014-HQ2, Class M1, 1.64%, 9/25/24 (a)		1,142		1,145,988
GreenPoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 0.29%, 9/25/46 (a)		—	(f)	32

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.35%, 10/26/36 (a)(b)	USD	3,490	$3,402,936
Puma Finance Property Ltd., Series G5, Class A1, 0.47%, 2/21/38 (a)(b)		506	505,609
RALI Trust:
Series 2004-QS4, Class A7, 4.00%, 3/25/34		9	8,605
Series 2004-QS5, Class A5, 4.75%, 4/25/34		410	419,645
Series 2004-QS9, Class A1, 5.00%, 6/25/19		181	181,252
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.50%, 8/26/35 (a)(b)		1,286	1,290,239
Structured Agency Credit Risk Debt Notes, Class M1 (a):
Series 2013-DN1, 3.59%, 7/25/23		2,555	2,624,313
Series 2013-DN2, 1.64%, 11/25/23		11,851	11,864,054

			55,920,971
Commercial Mortgage-Backed Securities — 12.4%
Banc of America Commercial Mortgage Trust:
Series 2006-1, Class AM, 5.42%, 9/10/45 (a)		2,650	2,663,724
Series 2006-4, Class A4, 5.63%, 7/10/46		5,113	5,196,784
Series 2006-6, Class A4, 5.36%, 10/10/45		3,580	3,649,119
Series 2007-3, Class A4, 5.73%, 6/10/49 (a)		5,019	5,248,444
Series 2007-4, Class A4, 5.93%, 2/10/51 (a)		2,651	2,823,188
Series 2007-5, Class A4, 5.49%, 2/10/51		2,929	3,077,866
Banc of America Commercial Mortgage Trust 2007-3, Series 2007-3, Class AMF, 5.32%, 6/10/49		2,200	2,315,691
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.32%, 9/10/47 (a)		2,469	2,466,619
Bear Stearns Commercial Mortgage Securities Trust (a):
Series 2005-PW10, Class AM, 5.45%, 12/11/40		2,710	2,717,119
Series 2006-PW11, Class A4, 5.60%, 3/11/39		1,775	1,782,646

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	47

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	USD	500	$516,840
Citigroup Commercial Mortgage Trust (a):
Series 2007-C6, Class A4, 5.90%, 12/10/49		11,100	11,721,356
Series 2008-C7, Class A4, 6.35%, 12/10/49		5,661	6,044,226
Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (b)		613	624,348
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49		11,095	11,455,876
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.98%, 6/10/46 (a)		3,435	3,503,930
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)		3,244	3,439,067
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)		3,100	3,219,688
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,980	2,050,439
Series 2013-CR13, Class A4, 4.19%, 11/10/23 (a)		3,290	3,596,516
Series 2013-LC6, Class AM, 3.28%, 1/10/46		1,290	1,321,141
Series 2014-CR17, Class A5, 3.98%, 5/10/47		2,240	2,407,433
Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,190	3,302,192
Credit Suisse Commercial Mortgage Trust:
Series 2006-C2, Class A3, 5.86%, 3/15/39 (a)		1,705	1,713,934
Series 2006-C3, Class A3, 6.00%, 6/15/38 (a)		8,840	8,940,220
Series 2006-C3, Class AM, 6.00%, 6/15/38 (a)		3,368	3,455,315
Series 2006-C5, Class A3, 5.31%, 12/15/39		4,348	4,441,235
Series 2007-C1, Class A3, 5.38%, 2/15/40		6,823	7,068,786
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)		2,250	2,350,451
Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)		950	996,995
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, 5.10%, 8/15/38 (a)		1,284	1,282,752

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Csail Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57	USD	2,250	$2,314,526
DBRR Trust, Series 2013-EZ2, Class A, 0.85%, 2/25/45 (a)(b)		64	64,386
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4, 5.46%, 3/10/44 (a)		3,957	3,963,942
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, 5.24%, 11/10/45 (a)		1,706	1,706,274
GS Mortgage Securities Corp. II, Series 2015-GC30:
Class A4, 3.38%, 5/10/50		2,125	2,166,867
Class B, 4.15%, 5/10/50 (a)		950	945,659
GS Mortgage Securities Trust:
Series 2006-GG6, Class AM, 5.62%, 4/10/38 (a)		4,100	4,132,263
Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)		8,431	8,892,085
Series 2009-RR1, Class GGA, 5.99%, 7/12/38 (a)(b)		1,680	1,688,624
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45		930	997,164
Series 2013-GC13, Class A5, 4.17%, 7/10/46 (a)		500	545,892
Series 2013-GC14, Class A5, 4.24%, 8/10/46		1,620	1,776,309
Series 2013-GC16, Class A3, 4.24%, 11/10/46		1,580	1,740,310
Series 2014-GC18, Class A4, 4.07%, 1/10/47		1,800	1,938,937
Series 2015-GC28, Class A5, 3.40%, 2/10/48		1,700	1,729,524
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)		1,400	1,524,583
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)		760	824,171
Series 2013-C15, Class B, 4.93%, 11/15/45		1,730	1,887,610
Series 2013-C17, Class A4, 4.20%, 1/15/47		1,700	1,855,613
Series 2014-C22, Class A4, 3.80%, 9/15/47		4,030	4,249,022
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-C1, Class H, 6.08%, 1/15/38 (a)(b)		3,371	3,370,444
Series 2005-CB13, Class AM, 5.47%, 1/12/43 (a)		2,060	2,060,585

48	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued):
Series 2005-LDP5, Class AJ, 5.53%, 12/15/44 (a)	USD	1,935	$1,942,005
Series 2005-LDP5, Class AM, 5.45%, 12/15/44 (a)		5,008	5,005,759
Series 2006-CB14, Class AM, 5.67%, 12/12/44 (a)		6,526	6,556,653
Series 2006-CB16, Class A4, 5.55%, 5/12/45		641	654,780
Series 2006-CB17, Class A4, 5.43%, 12/12/43		9,720	10,001,497
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45		302	309,068
Series 2006-LDP8, Class AM, 5.44%, 5/15/45		6,171	6,339,728
Series 2007-CB20, Class A4, 5.79%, 2/12/51 (a)		8,882	9,404,132
Series 2011-C5, Class A3, 4.17%, 8/15/46		1,100	1,203,424
Series 2012-CBX, Class AS, 4.27%, 6/15/45		1,110	1,201,567
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 6.10%, 7/15/44 (a)		2,023	2,139,283
LB-UBS Commercial Mortgage Trust:
5.22%, 2/15/31 (a)		740	744,772
5.64%, 3/15/39 (a)		2,852	2,877,244
6.05%, 6/15/38 (a)		3,376	3,470,791
5.30%, 11/15/38		1,879	1,890,542
5.38%, 11/15/38		1,000	1,032,669
5.42%, 2/15/40		4,112	4,272,269
5.43%, 2/15/40		7,278	7,583,052
5.49%, 2/15/40 (a)		1,800	1,877,625
5.87%, 9/15/45 (a)		2,961	3,188,596
Merrill Lynch Mortgage Trust, Series 2006-C2 (a):
Class A4, 5.74%, 8/12/43		2,202	2,253,449
Class AM, 5.78%, 8/12/43		1,500	1,544,612
ML-CFC Commercial Mortgage Trust (a):
Series 2006-1, Class A4, 5.65%, 2/12/39		10,013	10,069,835
Series 2006-2, Class A4, 6.06%, 6/12/46		2,628	2,673,960
Series 2006-3, Class AM, 5.46%, 7/12/46		2,000	2,062,944
Series 2007-7, Class A4, 5.81%, 6/12/50		4,944	5,219,313
Monty Parent Issuer 1 LLC, Series 2013-LTR1, Class B, 4.25%, 11/20/28 (b)		1,049	1,048,981

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.22%, 7/15/46 (a)	USD	1,560	$1,696,829
Series 2014-C15, Class C, 5.06%, 4/15/47 (a)		1,700	1,747,858
Series 2015-C21, Class A4, 3.34%, 3/15/48		950	964,503
Morgan Stanley Capital I Trust:
Series 2005-IQ10, Class AJ, 5.53%, 9/15/42 (a)		812	811,084
Series 2006-HQ8, Class A4, 5.59%, 3/12/44 (a)		1,901	1,902,839
Series 2006-HQ8, Class AM, 5.64%, 3/12/44 (a)		990	995,958
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)		95	95,176
Series 2006-T23, Class AJ, 6.02%, 8/12/41 (a)		300	308,263
Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (a)		3,094	3,229,222
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		2,961	3,075,546
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,692	2,794,621
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (a)		85	89,600
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		5,865	6,237,939
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)		3,520	3,652,804
Series 2007-T27, Class A4, 5.82%, 6/11/42 (a)		5,402	5,747,359
Series 2007-T27, Class AM, 5.82%, 6/11/42 (a)		2,080	2,193,639
Series 2012-C4, Class A4, 3.24%, 3/15/45		2,220	2,303,958
Series 2015-MS1, Class A4, 3.78%, 5/15/48		1,600	1,682,750
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)		1,610	1,610,498
UBS-Barclays Commercial Mortgage Trust:
Series 2012-C4, Class A5, 2.85%, 12/10/45		1,675	1,688,763
Series 2013-C6, Class A4, 3.24%, 4/10/46		3,991	4,106,088
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (b)		2,778	2,776,757

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	49

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)	USD	61	$60,769
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)		4,448	4,530,185
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)		3,610	3,743,119
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,886	4,102,637
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47		3,400	3,463,787
Series 2014-LC18, Class AS, 3.81%, 12/15/47		1,700	1,721,583
Series 2015-C27, Class A5, 3.45%, 2/15/48		2,700	2,760,661
Series 2015-C28, Class A4, 3.54%, 5/15/48		1,000	1,028,916
Series 2015-C28, Class AS, 3.87%, 5/15/48		625	633,984
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45		2,160	2,249,828
Series 2012-C10, Class A3, 2.88%, 12/15/45		4,220	4,272,475
Series 2012-C10, Class AS, 3.24%, 12/15/45		1,520	1,536,548
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)		1,880	2,047,335
Series 2014-C20, Class B, 4.38%, 5/15/47		1,530	1,594,043
Series 2014-C23, Class A4, 3.65%, 10/15/57		1,050	1,097,122
Series 2014-C24, Class A5, 3.61%, 11/15/47		3,040	3,164,594

			350,056,920
Total Non-Agency Mortgage-Backed Securities — 14.4%			405,977,891

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.3%
Fannie Mae:
0.00%, 10/09/19 - 5/15/30 (c)		35,500	29,645,257
1.63%, 1/21/20		3,000	3,030,930
6.32%, 12/20/27		910	1,225,824
Fannie Mae STRIPS, 0.00%, 3/23/28 - 5/15/29 (c)		6,255	4,034,973

U.S. Government Sponsored Agency Securities		Par (000)	Value
Federal Farm Credit Banks:
1.69%, 4/09/20	USD	8,000	$8,001,448
2.00%, 4/04/22		2,977	2,976,932
Federal Home Loan Bank:
4.00%, 9/01/28		1,625	1,828,767
5.38%, 8/15/24		4,500	5,534,640
Federal Home Loan Mortgage Corp.:
0.85%, 5/18/17		3,000	3,002,268
1.02%, 10/16/17		11,205	11,208,664
Financing Corp. (c):
0.00%, 12/06/16		3,000	2,977,152
0.00%, 11/02/18		10,000	9,589,980
Freddie Mac, 6.75%, 3/15/31		3,000	4,382,586
Resolution Funding Corp., 8.13%, 10/15/19		3,500	4,409,513
Tennessee Valley Authority:
3.50%, 12/15/42		250	238,673
4.25%, 9/15/65		1,500	1,507,459
5.88%, 4/01/36		1,125	1,478,327

			95,073,393
Collateralized Mortgage Obligations — 2.7%
Fannie Mae (a):
Series 2014-92, Class FB, 0.51%, 1/25/45		8,366	8,351,247
Series 2014-C02, Class 1M1, 1.14%, 5/25/24		8,285	8,207,245
Series 2014-C03, Class 1M1, 1.39%, 7/25/24		12,393	12,365,584
Series 2014-C03, Class 2M1, 1.39%, 7/25/24		5,380	5,367,503
Series 2013-C01, Class M1, 2.19%, 10/25/23		1,977	1,995,265
Series 2015-C02, Class 2M1, 1.39%, 5/25/25		2,948	2,942,478
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.41%, 6/25/37		2,194	2,190,558
Series 2010-89, Class CF, 0.64%, 2/25/38		1,394	1,400,634
Series 2010-35, Class EF, 0.74%, 4/25/40		1,329	1,337,130
Series 2014-DN3, Class M2, 2.59%, 8/25/24		6,830	6,909,378
Series 2014-DN4, Class M2, 2.59%, 10/25/24		1,250	1,259,525
Series 2015-DN1, Class M2, 2.59%, 1/25/25		5,970	6,042,326
Freddie Mac REMICS (a):
Series 3807, Class FN, 0.71%, 2/15/41		818	822,323
Series 3667, Class FW, 0.76%, 2/15/38		797	801,747

50	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ginnie Mae (a):
Series 2012-H23, Class WA, 0.71%, 10/20/62	USD	2,691	$2,697,323
Series 2014-90, Class FA, 0.60%, 10/20/38		12,572	12,663,888

			75,354,154
Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac, Class A2:
Series K025, 2.68%, 10/25/22		8,850	9,061,134
Series K040, 3.24%, 9/25/24		8,850	9,259,047
Series K031, 3.30%, 4/25/23 (a)		901	955,571
Series K038, 3.39%, 3/25/24		3,500	3,710,732

			22,986,484
Mortgage-Backed Securities — 49.9%
Fannie Mae Mortgage-Backed Securities:
1.89%, 4/01/43 (a)		582	599,793
1.93%, 5/01/43 (a)		809	835,349
2.06%, 6/01/43 (a)		1,154	1,177,276
2.12%, 1/01/36 (a)		778	824,471
2.25%, 1/01/35 (a)		930	988,896
2.34%, 4/01/40 (a)		162	172,305
2.43%, 8/01/33 (a)		1,356	1,437,794
2.43%, 2/01/42 (a)		22	23,101
2.46%, 5/01/33 (a)		1,857	1,973,537
2.50%, 9/01/28 - 4/01/45 (g)		31,716	32,226,369
2.75%, 1/01/42 (a)		585	610,799
2.80%, 8/01/41 (a)		1,264	1,339,333
3.00%, 1/01/27 - 10/01/45 (g)		94,433	96,663,718
3.30%, 9/01/41 (a)		775	819,239
3.50%, 2/01/26 - 10/01/45 (g)		254,756	265,962,725
4.00%, 8/01/25 - 11/01/45 (g)		275,141	293,476,488
4.50%, 10/01/24 - 11/01/45 (g)		175,652	190,342,556
5.00%, 1/01/18 - 11/01/45 (g)		83,090	91,561,313
5.50%, 9/01/19 - 8/01/37		9,831	10,990,206
6.00%, 11/01/22 - 8/01/38		5,832	6,608,724
6.50%, 12/01/30 - 12/01/32		6,573	7,608,663
Freddie Mac Mortgage-Backed Securities:
1.76%, 6/01/43 (a)		311	318,991
2.23%, 10/01/33 (a)		932	990,177
2.37%, 2/01/40 (a)		920	979,384
2.38%, 4/01/38 (a)		1,140	1,215,081
2.47%, 5/01/43 (a)		847	865,723

U.S. Government Sponsored Agency Securities		Par (000)	Value
Freddie Mac Mortgage-Backed Securities (continued):
2.50%, 10/01/30 - 4/01/43 (g)	USD	18,861	$19,190,561
2.51%, 11/01/36 (a)		1,051	1,099,388
2.52%, 8/01/43 (a)		321	328,327
2.56%, 1/01/42 (a)		12	12,587
3.00%, 3/01/27 - 6/01/43 (g)		50,328	51,509,387
3.09%, 8/01/41 (a)		702	741,412
3.35%, 7/01/41 (a)		574	607,319
3.50%, 12/01/25 - 10/01/45 (g)		55,933	58,456,491
4.00%, 3/01/26 - 10/01/45 (g)		43,168	45,913,479
4.50%, 8/01/20 - 10/01/45 (g)		20,353	22,198,772
5.00%, 10/01/20 - 8/01/40		6,716	7,365,381
5.50%, 5/01/34 - 8/01/38		5,185	5,753,982
6.00%, 9/01/36 - 1/01/38		2,432	2,746,153
6.50%, 5/01/21 - 7/01/32		2,260	2,703,193
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 10/01/45 (g)		41,428	42,333,679
3.50%, 1/15/41 - 10/01/45 (g)		58,816	61,751,279
4.00%, 9/15/40 - 10/01/45 (g)		22,004	23,605,622
4.50%, 3/15/39 - 10/01/45 (g)		28,367	30,774,326
5.00%, 10/20/39 - 5/20/41		11,667	13,043,599
5.50%, 6/15/34 - 7/20/40		6,444	7,252,841
6.00%, 9/20/38 - 10/20/38		1,997	2,242,351

			1,410,242,140
Total U.S. Government Sponsored Agency Securities — 56.7%			1,603,656,171

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27		12,068	17,387,031
6.13%, 11/15/27		12,000	17,029,068
6.25%, 5/15/30		100	148,575
3.38%, 5/15/44		7,100	7,792,435
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/16		22,300	22,080,811
0.38%, 7/15/25		25,159	24,507,676

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	51

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
0.88%, 4/15/17	USD	250	$251,263
0.88%, 10/15/17		2,600	2,610,767
2.13%, 6/30/22		493	506,146
U.S. Treasury Principal STRIPS,
0.00%, 5/15/25 (c)		17,320	13,974,521
Total U.S. Treasury Obligations — 3.8%			106,288,293

Investment Companies (h)		Shares
iShares 0-5 Year TIPS Bond ETF		1	99
iShares 1-3 Year Treasury Bond ETF		1	85
iShares 10-20 Year Treasury Bond ETF		1	137
iShares 20+ Year Treasury Bond ETF		181,108	22,374,082
iShares 3-7 Year Treasury Bond ETF		1	125
iShares 7-10 Year Treasury Bond ETF		1	108
iShares Agency Bond ETF		1	114
iShares Core U.S. Treasury Bond ETF		1	26
iShares Short Treasury Bond ETF		1	110
iShares TIPS Bond ETF		1	111
Total Investment Companies — 0.8%			22,374,997

Preferred Securities		Par (000)
Capital Trusts
Capital Markets — 0.0%
Bank of New York Mellon Corp., Series D, 4.50% (a)(i)	USD	1,264	1,166,040
Diversified Financial Services — 0.1%
JPMorgan Chase & Co., Series Q, 5.15% (a)(i)		1,325	1,249,237
Insurance — 0.1%
Chubb Corp., 6.38%, 3/29/67 (a)		2,550	2,514,937
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(i)		2,200	2,323,750
Total Capital Trusts — 0.3%			7,253,964

Preferred Securities		Shares	Value
Diversified Telecommunication Services — 0.2%
Qwest Corp., 7.38%		196,000	$5,015,640
Total Preferred Securities — 0.5%			12,269,604
Total Long-Term Investments (Cost — $3,652,974,991) — 129.9%			3,671,126,808

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20% (h)(j)		14,549,693	14,549,693
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (h)(j)(k)		1,924,200	1,924,200
Total Short-Term Securities (Cost — $16,473,893) — 0.6%			16,473,893
Options Purchased (Cost — $181,438) — 0.0%			289,097
Total Investments Before TBA Sale Commitments and Options Written (Cost — $3,669,630,322*) — 130.5%			3,687,889,798

TBA Sale Commitments (g)		Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30	USD	2,300	(2,344,563)
3.00%, 10/01/30 - 10/01/45		14,891	(15,098,247)
3.50%, 10/01/30 - 10/01/45		80,600	(84,067,953)
4.00%, 10/01/30 - 11/01/45		63,200	(67,394,171)
4.50%, 10/01/45		54,200	(58,747,719)
5.00%, 10/01/45		26,000	(28,640,625)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/45		1,000	(1,009,844)
3.50%, 10/01/30		500	(527,109)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/01/45		21,850	(22,884,461)
4.00%, 10/01/45		11,900	(12,673,500)
4.50%, 10/01/45		2,000	(2,165,938)
Total TBA Sale Commitments (Proceeds — $294,846,411) — 10.5%			(295,554,130)

52	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Value
Options Written (Premiums Received — $210,324) — (0.0)%	$(289,097)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $3,374,573,586) — 120.0%	3,392,046,571
Liabilities in Excess of Other Assets — (20.0)%	(566,373,989)

Net Assets —100.0%	$2,825,672,582

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,669,827,342

Gross unrealized appreciation	$48,902,090
Gross unrealized depreciation	(30,839,634)

Net unrealized depreciation	$18,062,456

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Security, or a portion of security, is on loan

(e)	When-issued security.

(f)	Amount is less than $500.

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$10,383,750	$31,992
Bank of America N.A.	$(104,687)	$16
Barclays Capital, Inc.	$4,653,406	$6,219
Citigroup Global Markets, Inc.	$66,142,250	$356,008
Credit Suisse Securities (USA) LLC	$3,170,781	$(10,625)
Deutsche Bank Securities, Inc.	$241,427,042	$1,229,436
Goldman Sachs & Co.	$159,655,142	$757,034
J.P. Morgan Securities LLC	$71,382,122	$192,532
Morgan Stanley & Co. LLC	$35,068,519	$109,479
Nomura Securities International, Inc.	$(21,765,117)	$(53,211)
RBC Capital Markets, LLC	$4,488,000	$28,188

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	53

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(h)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held atDecember 31, 2014	Shares Purchased	Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,979,776	—	(25,430,083)[1]	14,549,693	$14,549,693	$64,740		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	1,924,200	—	1,924,200	$1,924,200	$2,454	[2]	—
iShares 0-5 Year TIPS Bond ETF	1	—	—	1	$99	—		—
iShares 1-3 Year Treasury Bond ETF	1	—	—	1	$85	—		—
iShares 10-20 Year Treasury Bond ETF	1	—	—	1	$137	$2		—
iShares 20+ Year Treasury Bond ETF	181,108	—	—	181,108	$22,374,082	$383,026		—
iShares 3-7 Year Treasury Bond ETF	1	—	—	1	$125	$1		—
iShares 7-10 Year Treasury Bond ETF	1	—	—	1	$108	$1		—
iShares Agency Bond ETF	1	—	—	1	$114	$1		—
iShares Core U.S. Treasury Bond ETF	1	—	—	1	$26	—		—
iShares Short Treasury Bond ETF	1	—	—	1	$110	—		—
iShares TIPS Bond ETF	1	—	—	1	$111	—		—

[1]	Represents net shares sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents the current yield as of report date.

(k)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ABS	Asset-Backed Security	HUF	Hungarian Forint	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli New Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RB	Revenue Bonds
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate	STRIPS	Separate Trading of Registered Interest and Principal Securities
EUR	Euro	MXN	Mexican Peso	THB	Thai Baht
GBP	British Pound	MYR	Malaysian Ringgit	TRY	Turkish Lira
GO	General Obligation Bonds	NOK	Norwegian Krone	TWD	Taiwan Dollar
HSI	Hong Kong Stock Exchange	NYSE	New York Stock Exchange	USD	U.S. Dollar

54	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

•	Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
223	2-Year U.S. Treasury Note	December 2015	USD	48,843,969	$44,036
1,353	5-Year U.S. Treasury Note	December 2015	USD	163,057,641	645,602
928	10-Year Australian T-Bond	December 2015	USD	84,294,679	693,324
890	10-Year Canada Bond Future	December 2015	USD	94,562,083	(213,627)
1,499	10-Year U.S. Treasury Note	December 2015	USD	192,972,828	960,157
(105)	Euro-Bund Future	December 2015	USD	18,325,297	6,954
(310)	Long U.S. Treasury Bond	December 2015	USD	48,776,563	(596,374)
963	Ultra Long U.S. Treasury Bond	December 2015	USD	154,471,219	(781,729)
(696)	UK Long Gilt Future	December 2015	USD	125,355,133	(1,130,675)
1,132	90-Day Euro Dollar Future	September 2016	USD	280,764,300	1,111,114
(1,132)	90-Day Euro Dollar Future	September 2017	USD	279,264,400	(1,569,074)
Total					$(830,292)

•	Forward Foreign Currency Exchange Contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	930,000	USD	237,184	Deutsche Bank AG	10/02/15	$(2,602)
BRL	930,000	USD	237,973	JPMorgan Chase Bank N.A.	10/02/15	(3,391)
BRL	1,875,000	USD	470,633	JPMorgan Chase Bank N.A.	10/02/15	2,315
BRL	3,055,000	USD	768,960	JPMorgan Chase Bank N.A.	10/02/15	1,629
BRL	680,000	USD	171,160	Morgan Stanley & Co. International PLC	10/02/15	363
USD	234,086	BRL	930,000	Deutsche Bank AG	10/02/15	(496)
USD	848,941	BRL	3,055,000	JPMorgan Chase Bank N.A.	10/02/15	78,352
USD	234,086	BRL	930,000	JPMorgan Chase Bank N.A.	10/02/15	(496)
USD	471,947	BRL	1,875,000	JPMorgan Chase Bank N.A.	10/02/15	(1,000)
USD	177,842	BRL	680,000	Morgan Stanley & Co. International PLC	10/02/15	6,320
KRW	14,725,000	USD	12,482	HSBC Bank PLC	10/20/15	(67)
KRW	2,061,500,000	USD	1,744,078	UBS AG	10/20/15	(5,997)
USD	1,756,238	KRW	2,076,225,000	JPMorgan Chase Bank N.A.	10/20/15	5,742
USD	248,983	BRL	1,040,000	Goldman Sachs International	11/04/15	(9,314)
USD	465,630	BRL	1,875,000	JPMorgan Chase Bank N.A.	11/04/15	(49)
USD	246,670	BRL	1,000,000	JPMorgan Chase Bank N.A.	11/04/15	(1,692)
AUD	104,298	USD	72,560	Barclays Bank PLC	12/10/15	415
AUD	2,734,090	USD	1,902,107	Barclays Bank PLC	12/10/15	10,892
AUD	1,700,000	USD	1,190,502	Barclays Bank PLC	12/10/15	(1,039)

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	55

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	320,000	USD	225,582	Barclays Bank PLC	12/10/15	$(1,684)
AUD	206,112	USD	143,392	Barclays Bank PLC	12/10/15	821
AUD	1,944,408	USD	1,352,724	Barclays Bank PLC	12/10/15	7,746
AUD	1,180,000	USD	828,045	Citibank N.A.	12/10/15	(2,418)
AUD	4,630,000	USD	3,239,685	Citibank N.A.	12/10/15	(149)
AUD	480,000	USD	336,832	Citibank N.A.	12/10/15	(984)
AUD	211,405	USD	146,999	Credit Suisse International	12/10/15	917
AUD	417,776	USD	290,499	Credit Suisse International	12/10/15	1,812
AUD	5,541,819	USD	3,853,482	Credit Suisse International	12/10/15	24,039
AUD	3,941,185	USD	2,740,487	Credit Suisse International	12/10/15	17,096
AUD	260,000	USD	185,787	Credit Suisse International	12/10/15	(3,869)
AUD	430,000	USD	305,020	Credit Suisse International	12/10/15	(4,156)
AUD	3,040,000	USD	2,156,418	Credit Suisse International	12/10/15	(29,379)
AUD	3,110,000	USD	2,178,400	Deutsche Bank AG	12/10/15	(2,383)
AUD	220,000	USD	154,099	Deutsche Bank AG	12/10/15	(169)
AUD	2,310,000	USD	1,633,362	Deutsche Bank AG	12/10/15	(17,092)
AUD	900,000	USD	636,375	Deutsche Bank AG	12/10/15	(6,659)
AUD	1,540,000	USD	1,070,463	Goldman Sachs International	12/10/15	7,050
AUD	4,660,000	USD	3,281,744	Goldman Sachs International	12/10/15	(21,218)
AUD	3,210,000	USD	2,215,247	HSBC Bank PLC	12/10/15	30,738
AUD	260,000	USD	182,096	HSBC Bank PLC	12/10/15	(178)
AUD	240,000	USD	172,786	HSBC Bank PLC	12/10/15	(4,862)
AUD	220,000	USD	158,387	HSBC Bank PLC	12/10/15	(4,457)
AUD	3,870,000	USD	2,712,348	HSBC Bank PLC	12/10/15	(4,572)
AUD	7,628,999	USD	5,329,481	JPMorgan Chase Bank N.A.	12/10/15	8,405
AUD	34,766	USD	24,158	JPMorgan Chase Bank N.A.	12/10/15	168
AUD	648,136	USD	450,365	JPMorgan Chase Bank N.A.	12/10/15	3,125
AUD	835,000	USD	583,283	JPMorgan Chase Bank N.A.	12/10/15	952
AUD	911,363	USD	633,272	JPMorgan Chase Bank N.A.	12/10/15	4,394
AUD	68,704	USD	47,740	JPMorgan Chase Bank N.A.	12/10/15	331
AUD	470,000	USD	333,837	JPMorgan Chase Bank N.A.	12/10/15	(4,986)
AUD	7,505,000	USD	5,408,838	JPMorgan Chase Bank N.A.	12/10/15	(157,712)
AUD	1,545,000	USD	1,079,074	Morgan Stanley & Co. International PLC	12/10/15	1,937
AUD	1,822,727	USD	1,266,485	UBS AG	12/10/15	8,847
AUD	69,532	USD	48,313	UBS AG	12/10/15	337
AUD	137,408	USD	95,475	UBS AG	12/10/15	667
AUD	1,296,272	USD	900,689	UBS AG	12/10/15	6,292
CAD	451,556	USD	339,775	Barclays Bank PLC	12/10/15	(3,074)
CAD	5,018,328	USD	3,776,061	Barclays Bank PLC	12/10/15	(34,165)
CAD	2,840,000	USD	2,151,235	BNP Paribas S.A.	12/10/15	(33,600)
CAD	285,000	USD	215,503	Citibank N.A.	12/10/15	(2,994)
CAD	5,810,000	USD	4,371,584	Citibank N.A.	12/10/15	(39,381)
CAD	670,000	USD	505,078	Credit Suisse International	12/10/15	(5,496)
CAD	440,000	USD	330,119	Credit Suisse International	12/10/15	(2,034)
CAD	535,000	USD	399,776	Credit Suisse International	12/10/15	(855)
CAD	5,761,672	USD	4,333,332	Credit Suisse International	12/10/15	(37,165)
CAD	518,444	USD	389,920	Credit Suisse International	12/10/15	(3,344)
CAD	115,000	USD	87,042	Deutsche Bank AG	12/10/15	(1,293)
CAD	530,000	USD	399,861	Goldman Sachs International	12/10/15	(4,669)
CAD	92,805	USD	70,114	Goldman Sachs International	12/10/15	(915)
CAD	957,195	USD	723,326	Goldman Sachs International	12/10/15	(9,597)

56	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	11,989,594	USD	9,037,380	Goldman Sachs International	12/10/15	$(97,388)
CAD	7,390,398	USD	5,570,650	Goldman Sachs International	12/10/15	(60,030)
CAD	2,930,000	USD	2,213,571	Goldman Sachs International	12/10/15	(28,829)
CAD	2,130,000	USD	1,608,965	HSBC Bank PLC	12/10/15	(20,740)
CAD	1,470,000	USD	1,111,330	HSBC Bank PLC	12/10/15	(15,230)
CAD	3,905,000	USD	2,944,814	HSBC Bank PLC	12/10/15	(33,067)
CAD	535,000	USD	398,809	HSBC Bank PLC	12/10/15	112
CAD	220,000	USD	164,883	HSBC Bank PLC	12/10/15	(841)
CAD	6,340,000	USD	4,781,081	HSBC Bank PLC	12/10/15	(53,686)
CAD	6,426,300	USD	4,851,480	JPMorgan Chase Bank N.A.	12/10/15	(59,736)
CAD	10,427,190	USD	7,871,918	JPMorgan Chase Bank N.A.	12/10/15	(96,926)
CAD	5,610,000	USD	4,281,867	JPMorgan Chase Bank N.A.	12/10/15	(98,794)
CAD	1,370,000	USD	1,027,540	Morgan Stanley & Co. International PLC	12/10/15	(6,005)
CAD	2,510,000	USD	1,882,572	Morgan Stanley & Co. International PLC	12/10/15	(11,001)
CAD	420,000	USD	315,012	Morgan Stanley & Co. International PLC	12/10/15	(1,841)
CAD	4,690,000	USD	3,546,729	Royal Bank of Canada	12/10/15	(49,650)
CAD	11,510,000	USD	8,704,234	Royal Bank of Canada	12/10/15	(121,849)
CAD	1,040,000	USD	780,549	Royal Bank of Canada	12/10/15	(5,078)
CAD	878,302	USD	661,835	Westpac Banking Corp.	12/10/15	(6,933)
CAD	1,423,216	USD	1,072,450	Westpac Banking Corp.	12/10/15	(11,235)
CLP	450,000,000	USD	647,389	Credit Suisse International	12/10/15	(6,433)
CLP	165,000,000	USD	239,878	Credit Suisse International	12/10/15	(4,861)
CLP	218,000,000	USD	314,234	Deutsche Bank AG	12/10/15	(3,727)
CLP	217,000,000	USD	312,118	Morgan Stanley & Co. International PLC	12/10/15	(3,035)
CLP	177,000,000	USD	254,585	Morgan Stanley & Co. International PLC	12/10/15	(2,475)
COP	750,000,000	USD	238,550	Morgan Stanley & Co. International PLC	12/10/15	2,381
COP	730,000,000	USD	239,384	Morgan Stanley & Co. International PLC	12/10/15	(4,878)
COP	1,470,000,000	USD	494,118	Morgan Stanley & Co. International PLC	12/10/15	(21,894)
COP	1,070,000,000	USD	355,836	Morgan Stanley & Co. International PLC	12/10/15	(12,109)
COP	530,000,000	USD	168,521	Morgan Stanley & Co. International PLC	12/10/15	1,736
COP	1,920,000,000	USD	637,927	Standard Chartered Bank	12/10/15	(21,145)
EUR	320,348	HUF	100,100,000	Barclays Bank PLC	12/10/15	1,353
EUR	421,775	HUF	132,000,000	Barclays Bank PLC	12/10/15	1,045
EUR	641,760	HUF	199,000,000	Barclays Bank PLC	12/10/15	8,171
EUR	318,390	HUF	100,000,000	Barclays Bank PLC	12/10/15	(478)
EUR	276,329	HUF	86,775,000	Barclays Bank PLC	12/10/15	(364)
EUR	315,421	HUF	99,000,000	BNP Paribas S.A.	12/10/15	(233)
EUR	344,205	HUF	108,225,000	BNP Paribas S.A.	12/10/15	(934)
EUR	95,961	HUF	29,900,000	HSBC Bank PLC	12/10/15	709
EUR	183,967	HUF	57,870,701	JPMorgan Chase Bank N.A.	12/10/15	(598)
EUR	38,401	HUF	12,129,299	JPMorgan Chase Bank N.A.	12/10/15	(302)

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	57

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,819,338	HUF	572,000,000	Morgan Stanley & Co. International PLC	12/10/15	$(4,805)
EUR	4,796,614	PLN	20,400,000	Bank of America N.A.	12/10/15	6,216
EUR	340,041	PLN	1,450,000	Barclays Bank PLC	12/10/15	(558)
EUR	246,785	PLN	1,040,000	BNP Paribas S.A.	12/10/15	2,833
EUR	495,132	PLN	2,090,000	BNP Paribas S.A.	12/10/15	4,787
EUR	247,854	PLN	1,045,000	BNP Paribas S.A.	12/10/15	2,715
EUR	454,720	PLN	1,917,101	BNP Paribas S.A.	12/10/15	5,005
EUR	537,396	PLN	2,260,000	BNP Paribas S.A.	12/10/15	7,401
EUR	390,663	PLN	1,650,000	BNP Paribas S.A.	12/10/15	3,522
EUR	319,023	PLN	1,350,000	BNP Paribas S.A.	12/10/15	2,199
EUR	575,956	PLN	2,450,000	BNP Paribas S.A.	12/10/15	625
EUR	223,326	PLN	950,000	BNP Paribas S.A.	12/10/15	239
EUR	425,599	PLN	1,800,000	Credit Suisse International	12/10/15	3,195
EUR	49,261	PLN	207,899	Credit Suisse International	12/10/15	485
EUR	346,898	PLN	1,458,374	Credit Suisse International	12/10/15	4,906
EUR	84,824	PLN	358,529	Credit Suisse International	12/10/15	695
EUR	379,578	PLN	1,600,000	Credit Suisse International	12/10/15	4,257
EUR	232,954	PLN	984,900	JPMorgan Chase Bank N.A.	12/10/15	1,838
EUR	129,716	PLN	550,000	Morgan Stanley & Co. International PLC	12/10/15	610
EUR	378,777	PLN	1,600,000	Royal Bank of Scotland PLC	12/10/15	3,362
EUR	423,225	PLN	1,788,198	UBS AG	12/10/15	3,639
EUR	370,000	USD	412,794	Barclays Bank PLC	12/10/15	688
EUR	125,000	USD	140,709	BNP Paribas S.A.	12/10/15	(1,019)
EUR	732,366	USD	818,298	Citibank N.A.	12/10/15	137
EUR	3,218,655	USD	3,596,313	Citibank N.A.	12/10/15	601
EUR	820,000	USD	913,304	Citibank N.A.	12/10/15	3,063
EUR	990,000	USD	1,102,647	Citibank N.A.	12/10/15	3,698
EUR	2,740,000	USD	3,058,004	Credit Suisse International	12/10/15	4,002
EUR	5,230,000	USD	5,859,247	Credit Suisse International	12/10/15	(14,614)
EUR	1,650,000	USD	1,840,285	Credit Suisse International	12/10/15	3,625
EUR	25,000	USD	28,172	Credit Suisse International	12/10/15	(234)
EUR	610,000	USD	680,348	Credit Suisse International	12/10/15	1,340
EUR	3,810,000	USD	4,279,030	Deutsche Bank AG	12/10/15	(21,276)
EUR	690,000	USD	772,162	Deutsche Bank AG	12/10/15	(1,072)
EUR	1,970,000	USD	2,207,017	Goldman Sachs International	12/10/15	(5,501)
EUR	6,320,000	USD	7,214,703	Goldman Sachs International	12/10/15	(151,973)
EUR	410,000	USD	462,313	HSBC Bank PLC	12/10/15	(4,129)
EUR	3,810,000	USD	4,279,438	HSBC Bank PLC	12/10/15	(21,684)
EUR	1,960,000	USD	2,220,484	HSBC Bank PLC	12/10/15	(30,143)
EUR	450,000	USD	509,805	HSBC Bank PLC	12/10/15	(6,921)
EUR	6,320,000	USD	7,208,276	HSBC Bank PLC	12/10/15	(145,545)
EUR	1,930,000	USD	2,189,612	HSBC Bank PLC	12/10/15	(32,797)
EUR	580,000	USD	651,247	HSBC Bank PLC	12/10/15	(3,085)
EUR	1,930,000	USD	2,163,559	HSBC Bank PLC	12/10/15	(6,744)
EUR	3,810,000	USD	4,280,211	JPMorgan Chase Bank N.A.	12/10/15	(22,457)
EUR	1,217,634	USD	1,360,134	JPMorgan Chase Bank N.A.	12/10/15	597
EUR	5,351,345	USD	5,977,612	JPMorgan Chase Bank N.A.	12/10/15	2,626
EUR	6,680,000	USD	7,449,937	JPMorgan Chase Bank N.A.	12/10/15	15,101
EUR	7,230,000	USD	8,079,344	JPMorgan Chase Bank N.A.	12/10/15	330
EUR	6,320,000	USD	7,210,930	UBS AG	12/10/15	(148,200)

58	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,420,000	USD	2,150,181	Bank of America N.A.	12/10/15	$111
GBP	4,040,000	USD	6,170,918	Barclays Bank PLC	12/10/15	(53,187)
GBP	935,000	USD	1,429,550	Barclays Bank PLC	12/10/15	(13,689)
GBP	6,247,000	USD	9,542,011	Barclays Bank PLC	12/10/15	(82,243)
GBP	356,000	USD	543,774	Barclays Bank PLC	12/10/15	(4,687)
GBP	140,000	USD	213,042	Barclays Bank PLC	12/10/15	(1,041)
GBP	1,480,000	USD	2,239,077	Barclays Bank PLC	12/10/15	2,072
GBP	280,000	USD	431,968	Credit Suisse International	12/10/15	(7,967)
GBP	9,090,000	USD	14,023,534	Credit Suisse International	12/10/15	(258,639)
GBP	8,050,000	USD	12,419,081	Credit Suisse International	12/10/15	(229,048)
GBP	4,080,000	USD	6,353,172	Credit Suisse International	12/10/15	(174,869)
GBP	170,000	USD	264,716	Credit Suisse International	12/10/15	(7,286)
GBP	340,000	USD	529,431	Credit Suisse International	12/10/15	(14,572)
GBP	1,080,000	USD	1,660,327	Goldman Sachs International	12/10/15	(24,894)
GBP	200,000	USD	307,468	Goldman Sachs International	12/10/15	(4,610)
GBP	2,965,000	USD	4,528,661	HSBC Bank PLC	12/10/15	(38,791)
GBP	700,000	USD	1,074,646	HSBC Bank PLC	12/10/15	(14,643)
GBP	700,000	USD	1,077,045	HSBC Bank PLC	12/10/15	(17,042)
GBP	1,424,000	USD	2,186,138	HSBC Bank PLC	12/10/15	(29,789)
GBP	620,000	USD	961,443	HSBC Bank PLC	12/10/15	(22,583)
GBP	730,000	USD	1,126,551	HSBC Bank PLC	12/10/15	(21,119)
GBP	3,680,000	USD	5,586,487	Morgan Stanley & Co. International PLC	12/10/15	(13,900)
GBP	7,140,000	USD	10,838,998	Morgan Stanley & Co. International PLC	12/10/15	(26,969)
HUF	111,660,125	EUR	355,556	Barclays Bank PLC	12/10/15	488
HUF	159,000,000	EUR	512,688	BNP Paribas S.A.	12/10/15	(6,446)
HUF	163,000,000	EUR	523,577	BNP Paribas S.A.	12/10/15	(4,363)
HUF	102,000,000	EUR	325,962	BNP Paribas S.A.	12/10/15	(858)
HUF	166,000,000	EUR	527,172	BNP Paribas S.A.	12/10/15	2,309
HUF	69,000,000	EUR	220,030	BNP Paribas S.A.	12/10/15	(51)
HUF	105,000,000	EUR	336,414	Credit Suisse International	12/10/15	(1,850)
HUF	111,079,875	EUR	353,758	Deutsche Bank AG	12/10/15	430
HUF	78,260,000	EUR	248,986	Morgan Stanley & Co. International PLC	12/10/15	582
HUF	163,000,000	EUR	523,066	Royal Bank of Scotland PLC	12/10/15	(3,792)
HUF	258,300,000	USD	953,411	Barclays Bank PLC	12/10/15	(33,125)
HUF	54,135,000	USD	192,072	Barclays Bank PLC	12/10/15	803
HUF	110,700,000	USD	409,242	BNP Paribas S.A.	12/10/15	(14,834)
HUF	30,600,000	USD	110,553	BNP Paribas S.A.	12/10/15	(1,530)
HUF	67,000,000	USD	237,799	BNP Paribas S.A.	12/10/15	912
HUF	180,000,000	USD	644,815	BNP Paribas S.A.	12/10/15	(3,501)
HUF	67,000,000	USD	237,600	BNP Paribas S.A.	12/10/15	1,111
HUF	179,000,000	USD	640,970	Goldman Sachs International	12/10/15	(3,219)
HUF	224,400,000	USD	810,284	HSBC Bank PLC	12/10/15	(10,779)
HUF	268,000,000	USD	976,281	Morgan Stanley & Co. International PLC	12/10/15	(21,436)
HUF	80,865,000	USD	287,142	Morgan Stanley & Co. International PLC	12/10/15	968
HUF	172,000,000	USD	617,448	Royal Bank of Scotland PLC	12/10/15	(4,637)
HUF	135,000,000	USD	483,724	Société Générale	12/10/15	(2,738)
IDR	2,390,000,000	USD	161,814	Deutsche Bank AG	12/10/15	(3,568)

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	59

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	9,530,000,000	USD	641,751	Deutsche Bank AG	12/10/15	$(10,752)
IDR	4,730,000,000	USD	319,724	JPMorgan Chase Bank N.A.	12/10/15	(6,542)
IDR	5,090,000,000	USD	337,533	Morgan Stanley & Co. International PLC	12/10/15	(515)
IDR	3,370,000,000	USD	221,930	UBS AG	12/10/15	1,204
IDR	3,500,000,000	USD	230,201	UBS AG	12/10/15	1,540
ILS	1,890,357	USD	482,696	Credit Suisse International	12/10/15	(636)
ILS	1,450,000	USD	373,997	Credit Suisse International	12/10/15	(4,233)
ILS	279,633	USD	71,645	Credit Suisse International	12/10/15	(336)
ILS	2,767,108	USD	702,233	Credit Suisse International	12/10/15	3,406
ILS	381,296	USD	96,943	Credit Suisse International	12/10/15	292
ILS	900,000	USD	227,935	Deutsche Bank AG	12/10/15	1,574
ILS	2,350,000	USD	599,995	Deutsche Bank AG	12/10/15	(722)
ILS	1,850,000	USD	476,257	Deutsche Bank AG	12/10/15	(4,489)
ILS	109,643	USD	28,122	Goldman Sachs International	12/10/15	(162)
ILS	670,367	USD	172,402	UBS AG	12/10/15	(1,452)
ILS	32,892	USD	8,349	UBS AG	12/10/15	39
ILS	168,704	USD	42,909	UBS AG	12/10/15	112
INR	31,500,000	USD	471,477	Barclays Bank PLC	12/10/15	2,762
INR	32,700,000	USD	491,700	Barclays Bank PLC	12/10/15	606
INR	26,400,000	USD	396,545	Citibank N.A.	12/10/15	912
INR	37,300,000	USD	560,270	Citibank N.A.	12/10/15	1,289
INR	19,600,000	USD	290,586	Credit Suisse International	12/10/15	4,497
INR	17,100,000	USD	253,709	Deutsche Bank AG	12/10/15	3,735
INR	54,000,000	USD	801,187	Deutsche Bank AG	12/10/15	11,795
INR	37,300,000	USD	559,388	Deutsche Bank AG	12/10/15	2,171
INR	26,400,000	USD	395,921	Deutsche Bank AG	12/10/15	1,537
INR	27,350,000	USD	408,148	Deutsche Bank AG	12/10/15	3,612
INR	9,100,000	USD	135,922	Deutsche Bank AG	12/10/15	1,080
INR	26,400,000	USD	397,291	Goldman Sachs International	12/10/15	167
INR	37,300,000	USD	561,324	Goldman Sachs International	12/10/15	235
INR	9,100,000	USD	135,943	Goldman Sachs International	12/10/15	1,060
INR	21,900,000	USD	322,533	HSBC Bank PLC	12/10/15	7,176
INR	20,700,000	USD	304,860	HSBC Bank PLC	12/10/15	6,783
INR	46,920,000	USD	704,822	HSBC Bank PLC	12/10/15	1,569
INR	43,900,000	USD	655,420	HSBC Bank PLC	12/10/15	5,505
INR	65,500,000	USD	978,488	HSBC Bank PLC	12/10/15	7,629
INR	27,350,000	USD	408,392	HSBC Bank PLC	12/10/15	3,368
INR	26,400,000	USD	395,861	JPMorgan Chase Bank N.A.	12/10/15	1,596
INR	37,300,000	USD	559,304	JPMorgan Chase Bank N.A.	12/10/15	2,255
INR	39,900,000	USD	589,278	Morgan Stanley & Co. International PLC	12/10/15	11,425
INR	93,840,000	USD	1,410,598	Morgan Stanley & Co. International PLC	12/10/15	2,184
INR	21,600,000	USD	321,237	UBS AG	12/10/15	3,955
INR	64,100,000	USD	953,302	UBS AG	12/10/15	11,738
INR	93,840,000	USD	1,410,280	UBS AG	12/10/15	2,502
JPY	325,000,000	USD	2,713,908	Bank of America N.A.	12/10/15	2,560
JPY	392,000,000	USD	3,285,283	Deutsche Bank AG	12/10/15	(8,805)
JPY	559,000,000	USD	4,655,521	Goldman Sachs International	12/10/15	16,804
KRW	1,082,900,000	USD	911,302	Goldman Sachs International	12/10/15	284
KRW	1,885,000,000	USD	1,587,368	HSBC Bank PLC	12/10/15	(575)

60	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,237,500,000	USD	1,060,866	HSBC Bank PLC	12/10/15	$(19,138)
KRW	1,720,000,000	USD	1,461,342	HSBC Bank PLC	12/10/15	(13,446)
KRW	845,000,000	USD	706,522	HSBC Bank PLC	12/10/15	4,799
KRW	1,051,050,000	USD	886,214	HSBC Bank PLC	12/10/15	(1,440)
KRW	782,500,000	USD	660,003	HSBC Bank PLC	12/10/15	(1,295)
KRW	290,000,000	USD	240,186	JPMorgan Chase Bank N.A.	12/10/15	3,937
KRW	1,150,000,000	USD	966,062	Morgan Stanley & Co. International PLC	12/10/15	2,008
KRW	1,380,000,000	USD	1,162,105	Morgan Stanley & Co. International PLC	12/10/15	(421)
KRW	280,000,000	USD	235,789	Morgan Stanley & Co. International PLC	12/10/15	(85)
KRW	427,500,000	USD	360,851	Morgan Stanley & Co. International PLC	12/10/15	(981)
KRW	760,000,000	USD	641,513	Morgan Stanley & Co. International PLC	12/10/15	(1,744)
KRW	1,675,000,000	USD	1,436,905	Morgan Stanley & Co. International PLC	12/10/15	(26,889)
KRW	1,237,500,000	USD	1,059,050	Standard Chartered Bank	12/10/15	(17,322)
KRW	1,675,000,000	USD	1,438,386	Standard Chartered Bank	12/10/15	(28,370)
KRW	1,051,050,000	USD	885,468	UBS AG	12/10/15	(693)
KRW	760,000,000	USD	641,242	UBS AG	12/10/15	(1,474)
KRW	427,500,000	USD	360,699	UBS AG	12/10/15	(829)
KRW	782,500,000	USD	658,670	UBS AG	12/10/15	39
MXN	305,582	USD	18,438	Barclays Bank PLC	12/10/15	(505)
MXN	4,354,544	USD	262,744	Barclays Bank PLC	12/10/15	(7,195)
MXN	14,000,000	USD	821,555	Credit Suisse International	12/10/15	43
MXN	10,297,981	USD	618,691	Credit Suisse International	12/10/15	(14,348)
MXN	4,474,718	USD	268,836	Credit Suisse International	12/10/15	(6,235)
MXN	1,750,916	USD	105,449	Credit Suisse International	12/10/15	(2,695)
MXN	70,816	USD	4,231	Credit Suisse International	12/10/15	(75)
MXN	18,689,941	USD	1,116,478	Credit Suisse International	12/10/15	(19,647)
MXN	5,046,284	USD	301,449	Credit Suisse International	12/10/15	(5,305)
MXN	24,950,550	USD	1,502,649	Credit Suisse International	12/10/15	(38,410)
MXN	19,120	USD	1,142	Credit Suisse International	12/10/15	(20)
MXN	787,368	USD	46,205	Deutsche Bank AG	12/10/15	2
MXN	3,900,000	USD	229,966	Deutsche Bank AG	12/10/15	(1,092)
MXN	132,191	USD	7,981	Deutsche Bank AG	12/10/15	(223)
MXN	1,883,723	USD	113,723	Deutsche Bank AG	12/10/15	(3,176)
MXN	3,900,000	USD	230,171	Deutsche Bank AG	12/10/15	(1,297)
MXN	1,411,316	USD	84,874	Goldman Sachs International	12/10/15	(2,050)
MXN	3,247,959	USD	195,325	Goldman Sachs International	12/10/15	(4,717)
MXN	305,249	USD	18,435	Goldman Sachs International	12/10/15	(521)
MXN	4,349,798	USD	262,700	Goldman Sachs International	12/10/15	(7,429)
MXN	20,124,726	USD	1,185,306	JPMorgan Chase Bank N.A.	12/10/15	(4,274)
MXN	1,239,243	USD	74,044	JPMorgan Chase Bank N.A.	12/10/15	(1,318)
MXN	334,596	USD	19,992	JPMorgan Chase Bank N.A.	12/10/15	(356)
MXN	4,361,385	USD	262,735	JPMorgan Chase Bank N.A.	12/10/15	(6,784)
MXN	306,062	USD	18,438	JPMorgan Chase Bank N.A.	12/10/15	(476)
MXN	3,900,000	USD	228,847	JPMorgan Chase Bank N.A.	12/10/15	27
MXN	2,400,000	USD	140,829	JPMorgan Chase Bank N.A.	12/10/15	17

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	61

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	7,875,125	USD	462,047	Morgan Stanley & Co. International PLC	12/10/15	$110
MXN	4,200,000	USD	246,120	Morgan Stanley & Co. International PLC	12/10/15	360
MXN	3,100,000	USD	181,660	Morgan Stanley & Co. International PLC	12/10/15	266
MXN	1,413,966	USD	84,876	Morgan Stanley & Co. International PLC	12/10/15	(1,897)
MXN	3,254,059	USD	195,331	Morgan Stanley & Co. International PLC	12/10/15	(4,365)
MXN	11,812,781	USD	693,063	UBS AG	12/10/15	177
MXN	10,400,000	USD	610,366	UBS AG	12/10/15	(35)
MXN	2,300,000	USD	137,075	UBS AG	12/10/15	(2,098)
MYR	1,600,000	USD	369,771	Deutsche Bank AG	12/10/15	(7,375)
MYR	1,410,000	USD	328,212	Deutsche Bank AG	12/10/15	(8,851)
MYR	1,050,000	USD	236,796	Deutsche Bank AG	12/10/15	1,027
MYR	1,450,000	USD	335,648	HSBC Bank PLC	12/10/15	(7,227)
MYR	1,370,000	USD	317,976	HSBC Bank PLC	12/10/15	(7,675)
MYR	3,025,000	USD	712,435	HSBC Bank PLC	12/10/15	(27,280)
MYR	2,650,000	USD	601,589	HSBC Bank PLC	12/10/15	(1,371)
MYR	1,650,000	USD	374,702	HSBC Bank PLC	12/10/15	(981)
MYR	1,005,000	USD	236,917	JPMorgan Chase Bank N.A.	12/10/15	(9,287)
MYR	460,000	USD	108,439	JPMorgan Chase Bank N.A.	12/10/15	(4,251)
MYR	650,000	USD	154,028	JPMorgan Chase Bank N.A.	12/10/15	(6,805)
MYR	1,450,000	USD	342,547	Morgan Stanley & Co. International PLC	12/10/15	(14,125)
MYR	600,000	USD	140,614	Morgan Stanley & Co. International PLC	12/10/15	(4,716)
MYR	1,370,000	USD	318,235	Morgan Stanley & Co. International PLC	12/10/15	(7,933)
MYR	3,025,000	USD	714,623	Morgan Stanley & Co. International PLC	12/10/15	(29,468)
MYR	1,005,000	USD	237,364	State Street Bank and Trust Co.	12/10/15	(9,734)
MYR	460,000	USD	108,644	State Street Bank and Trust Co.	12/10/15	(4,455)
MYR	4,050,000	USD	954,963	UBS AG	12/10/15	(37,649)
MYR	480,000	USD	113,618	Westpac Banking Corp.	12/10/15	(4,899)
MYR	1,040,000	USD	246,171	Westpac Banking Corp.	12/10/15	(10,614)
NOK	3,204,455	USD	391,079	Barclays Bank PLC	12/10/15	(15,820)
NOK	144,459	USD	17,630	Barclays Bank PLC	12/10/15	(713)
NOK	27,600,000	USD	3,238,427	BNP Paribas S.A.	12/10/15	(6,324)
NOK	832,005	USD	101,360	Credit Suisse International	12/10/15	(3,928)
NOK	18,455,902	USD	2,248,407	Credit Suisse International	12/10/15	(87,126)
NOK	2,700,000	USD	327,291	Goldman Sachs International	12/10/15	(11,107)
NOK	7,965,137	USD	968,277	Goldman Sachs International	12/10/15	(35,519)
NOK	1,200,000	USD	148,101	Goldman Sachs International	12/10/15	(7,575)
NOK	4,400,000	USD	543,039	Goldman Sachs International	12/10/15	(27,776)
NOK	359,074	USD	43,651	Goldman Sachs International	12/10/15	(1,601)
NOK	18,600,000	USD	2,186,563	Goldman Sachs International	12/10/15	(8,407)
NOK	13,100,000	USD	1,530,131	Goldman Sachs International	12/10/15	3,947
NOK	9,000,000	USD	1,084,455	HSBC Bank PLC	12/10/15	(30,509)
NOK	12,300,000	USD	1,442,758	HSBC Bank PLC	12/10/15	(2,364)
NOK	5,500,000	USD	663,235	JPMorgan Chase Bank N.A.	12/10/15	(19,156)

62	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,300,000	USD	158,347	JPMorgan Chase Bank N.A.	12/10/15	$(6,111)
NOK	24,770,000	USD	3,013,793	JPMorgan Chase Bank N.A.	12/10/15	(113,098)
NOK	1,120,000	USD	136,272	JPMorgan Chase Bank N.A.	12/10/15	(5,114)
NOK	8,900,000	USD	1,095,160	JPMorgan Chase Bank N.A.	12/10/15	(52,924)
NOK	3,900,000	USD	471,614	JPMorgan Chase Bank N.A.	12/10/15	(14,904)
NOK	2,800,000	USD	344,545	JPMorgan Chase Bank N.A.	12/10/15	(16,650)
NOK	7,000,000	USD	843,217	JPMorgan Chase Bank N.A.	12/10/15	(23,481)
NOK	2,600,000	USD	313,195	JPMorgan Chase Bank N.A.	12/10/15	(8,721)
NOK	9,000,000	USD	1,084,136	JPMorgan Chase Bank N.A.	12/10/15	(30,189)
NOK	4,500,000	USD	544,583	UBS AG	12/10/15	(17,610)
NOK	3,204,506	USD	391,070	UBS AG	12/10/15	(15,806)
NOK	144,461	USD	17,630	UBS AG	12/10/15	(713)
NZD	3,170,000	USD	1,994,171	Citibank N.A.	12/10/15	23,593
NZD	5,650,000	USD	3,561,336	Credit Suisse International	12/10/15	34,994
NZD	920,000	USD	582,829	Deutsche Bank AG	12/10/15	2,768
NZD	220,000	USD	139,084	Deutsche Bank AG	12/10/15	950
NZD	3,640,000	USD	2,295,049	Goldman Sachs International	12/10/15	21,879
NZD	3,500,000	USD	2,199,355	Goldman Sachs International	12/10/15	28,461
NZD	240,000	USD	150,947	Goldman Sachs International	12/10/15	1,818
NZD	4,500,000	USD	2,830,253	Goldman Sachs International	12/10/15	34,082
NZD	2,570,000	USD	1,628,252	HSBC Bank PLC	12/10/15	7,601
NZD	260,000	USD	165,162	HSBC Bank PLC	12/10/15	333
NZD	1,540,000	USD	961,333	JPMorgan Chase Bank N.A.	12/10/15	18,906
NZD	1,740,000	USD	1,086,181	JPMorgan Chase Bank N.A.	12/10/15	21,361
NZD	68,389	USD	43,471	JPMorgan Chase Bank N.A.	12/10/15	60
NZD	421,611	USD	267,542	Morgan Stanley & Co. International PLC	12/10/15	821
NZD	1,720,000	USD	1,100,387	Westpac Banking Corp.	12/10/15	(5,575)
PHP	8,200,000	USD	175,928	Bank of America N.A.	12/10/15	(1,244)
PHP	33,700,000	USD	723,021	Bank of America N.A.	12/10/15	(5,113)
PHP	44,780,000	USD	951,147	Citibank N.A.	12/10/15	2,796
PHP	11,500,000	USD	244,994	Deutsche Bank AG	12/10/15	(10)
PHP	11,300,000	USD	239,661	Deutsche Bank AG	12/10/15	1,062
PHP	15,100,000	USD	319,442	Deutsche Bank AG	12/10/15	2,232
PHP	11,500,000	USD	244,006	Goldman Sachs International	12/10/15	977
PHP	33,700,000	USD	720,856	Goldman Sachs International	12/10/15	(2,948)
PHP	46,140,000	USD	980,450	HSBC Bank PLC	12/10/15	2,465
PHP	17,000,000	USD	362,010	HSBC Bank PLC	12/10/15	139
PHP	37,900,000	USD	799,241	JPMorgan Chase Bank N.A.	12/10/15	8,139
PHP	44,780,000	USD	951,956	JPMorgan Chase Bank N.A.	12/10/15	1,988
PHP	16,500,000	USD	349,613	Morgan Stanley & Co. International PLC	12/10/15	1,884
PHP	19,900,000	USD	425,942	Morgan Stanley & Co. International PLC	12/10/15	(2,014)
PHP	23,600,000	USD	501,861	Morgan Stanley & Co. International PLC	12/10/15	888
PHP	12,500,000	USD	264,271	UBS AG	12/10/15	2,016
PHP	30,500,000	USD	644,820	UBS AG	12/10/15	4,918
PHP	37,900,000	USD	800,591	UBS AG	12/10/15	6,788
PHP	14,900,000	USD	318,240	UBS AG	12/10/15	(827)
PHP	11,200,000	USD	239,214	UBS AG	12/10/15	(622)
PHP	22,700,000	USD	482,671	UBS AG	12/10/15	905

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	63

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	22,600,000	USD	479,830	UBS AG	12/10/15	$1,615
PLN	2,020,000	EUR	479,343	Barclays Bank PLC	12/10/15	(5,515)
PLN	856,748	EUR	203,353	Barclays Bank PLC	12/10/15	(2,393)
PLN	1,550,000	EUR	366,679	Barclays Bank PLC	12/10/15	(2,964)
PLN	1,410,000	EUR	333,257	BNP Paribas S.A.	12/10/15	(2,359)
PLN	1,050,000	EUR	248,309	BNP Paribas S.A.	12/10/15	(1,912)
PLN	940,000	EUR	222,354	Credit Suisse International	12/10/15	(1,777)
PLN	1,500,000	EUR	355,200	Credit Suisse International	12/10/15	(3,260)
PLN	1,281,881	EUR	304,067	Credit Suisse International	12/10/15	(3,364)
PLN	4,035,397	EUR	957,291	Credit Suisse International	12/10/15	(10,679)
PLN	1,125,000	EUR	267,452	Credit Suisse International	12/10/15	(3,620)
PLN	1,125,000	EUR	267,628	HSBC Bank PLC	12/10/15	(3,817)
PLN	855,974	EUR	203,353	UBS AG	12/10/15	(2,596)
PLN	7,250,000	USD	1,918,035	Barclays Bank PLC	12/10/15	(15,230)
PLN	2,700,000	USD	714,155	Barclays Bank PLC	12/10/15	(5,525)
PLN	342,130	USD	91,380	Barclays Bank PLC	12/10/15	(1,586)
PLN	1,550,000	USD	410,661	BNP Paribas S.A.	12/10/15	(3,855)
PLN	2,300,000	USD	609,084	BNP Paribas S.A.	12/10/15	(5,436)
PLN	1,900,000	USD	499,722	Deutsche Bank AG	12/10/15	(1,055)
PLN	707,870	USD	189,084	Goldman Sachs International	12/10/15	(3,299)
PLN	1,100,000	USD	295,484	HSBC Bank PLC	12/10/15	(6,782)
PLN	2,500,000	USD	657,798	Morgan Stanley & Co. International PLC	12/10/15	(1,659)
SEK	6,500,000	USD	789,789	BNP Paribas S.A.	12/10/15	(13,523)
SEK	544,289	USD	64,589	Credit Suisse International	12/10/15	413
SEK	1,055,500	USD	125,253	Credit Suisse International	12/10/15	801
SEK	54,754,500	USD	6,499,909	Credit Suisse International	12/10/15	39,177
SEK	28,235,711	USD	3,351,863	Credit Suisse International	12/10/15	20,203
SEK	133,090,247	USD	15,829,757	Credit Suisse International	12/10/15	64,620
SEK	8,174,832	USD	972,315	Credit Suisse International	12/10/15	3,969
SEK	59,217,683	USD	7,043,352	Credit Suisse International	12/10/15	28,752
SEK	4,100,000	USD	484,825	Credit Suisse International	12/10/15	4,820
SEK	13,600,000	USD	1,608,200	Credit Suisse International	12/10/15	15,988
SEK	15,500,000	USD	1,854,555	Deutsche Bank AG	12/10/15	(3,459)
SEK	9,400,000	USD	1,117,566	Goldman Sachs International	12/10/15	5,034
SEK	6,600,000	USD	789,895	Goldman Sachs International	12/10/15	(1,686)
SEK	8,800,000	USD	1,048,708	HSBC Bank PLC	12/10/15	2,237
SEK	14,390,000	USD	1,712,250	JPMorgan Chase Bank N.A.	12/10/15	6,283
SEK	7,420,000	USD	882,898	JPMorgan Chase Bank N.A.	12/10/15	3,240
SEK	40,600,000	USD	4,885,742	JPMorgan Chase Bank N.A.	12/10/15	(37,064)
SEK	9,300,000	USD	1,119,148	JPMorgan Chase Bank N.A.	12/10/15	(8,490)
SEK	17,700,000	USD	2,169,745	JPMorgan Chase Bank N.A.	12/10/15	(55,912)
SEK	8,900,000	USD	1,091,002	JPMorgan Chase Bank N.A.	12/10/15	(28,114)
SEK	3,200,000	USD	379,757	Morgan Stanley & Co. International PLC	12/10/15	2,405
SEK	1,300,000	USD	154,276	Morgan Stanley & Co. International PLC	12/10/15	977
SEK	25,168	USD	2,993	Morgan Stanley & Co. International PLC	12/10/15	12
SEK	182,317	USD	21,683	Morgan Stanley & Co. International PLC	12/10/15	91

64	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	409,753	USD	48,731	Morgan Stanley & Co. International PLC	12/10/15	$204
SEK	48,199,999	USD	5,725,247	UBS AG	12/10/15	31,064
SEK	17,700,000	USD	2,102,425	UBS AG	12/10/15	11,407
SGD	680,000	USD	481,352	Credit Suisse International	12/10/15	(4,199)
SGD	1,690,000	USD	1,205,636	Goldman Sachs International	12/10/15	(19,770)
SGD	1,000,000	USD	713,827	Goldman Sachs International	12/10/15	(12,131)
SGD	320,000	USD	225,372	HSBC Bank PLC	12/10/15	(829)
SGD	7,660,000	USD	5,394,366	Morgan Stanley & Co. International PLC	12/10/15	(19,378)
SGD	500,000	USD	354,753	Morgan Stanley & Co. International PLC	12/10/15	(3,906)
SGD	1,190,000	USD	852,039	UBS AG	12/10/15	(17,021)
TRY	4,210,000	USD	1,370,443	Credit Suisse International	12/10/15	(9,464)
TRY	990,000	USD	322,633	Credit Suisse International	12/10/15	(2,593)
TWD	7,800,000	USD	235,721	Deutsche Bank AG	12/10/15	1,251
TWD	8,400,000	USD	258,940	HSBC Bank PLC	12/10/15	(3,739)
TWD	28,600,000	USD	878,918	Morgan Stanley & Co. International PLC	12/10/15	(10,022)
TWD	4,324,359	USD	131,228	Morgan Stanley & Co. International PLC	12/10/15	150
TWD	11,675,641	USD	354,296	UBS AG	12/10/15	422
TWD	7,800,000	USD	239,374	UBS AG	12/10/15	(2,402)
USD	4,836,968	AUD	6,990,000	Bank of America N.A.	12/10/15	(53,821)
USD	1,059,617	AUD	1,510,000	Citibank N.A.	12/10/15	3,094
USD	8,919,026	AUD	12,710,000	Citibank N.A.	12/10/15	26,046
USD	4,296,522	AUD	6,020,000	Citibank N.A.	12/10/15	84,426
USD	306,894	AUD	430,000	Citibank N.A.	12/10/15	6,030
USD	332,911	AUD	480,000	Citibank N.A.	12/10/15	(2,937)
USD	1,726,977	AUD	2,490,000	Citibank N.A.	12/10/15	(15,236)
USD	3,226,786	AUD	4,630,000	Citibank N.A.	12/10/15	(12,750)
USD	1,064,702	AUD	1,490,000	Credit Suisse International	12/10/15	22,173
USD	1,556,418	AUD	2,180,000	Credit Suisse International	12/10/15	31,107
USD	2,198,261	AUD	3,078,999	Credit Suisse International	12/10/15	43,935
USD	2,170,745	AUD	3,070,000	Deutsche Bank AG	12/10/15	22,716
USD	329,212	AUD	470,000	Deutsche Bank AG	12/10/15	360
USD	2,021,207	AUD	2,900,000	Goldman Sachs International	12/10/15	(7,876)
USD	6,656,044	AUD	9,550,000	Goldman Sachs International	12/10/15	(25,935)
USD	425,150	AUD	610,000	Goldman Sachs International	12/10/15	(1,657)
USD	757,666	AUD	1,090,000	Goldman Sachs International	12/10/15	(4,990)
USD	312,798	AUD	450,000	Goldman Sachs International	12/10/15	(2,060)
USD	2,608,608	AUD	3,780,000	HSBC Bank PLC	12/10/15	(36,196)
USD	1,094,310	AUD	1,520,000	HSBC Bank PLC	12/10/15	30,791
USD	308,381	AUD	440,000	HSBC Bank PLC	12/10/15	520
USD	154,190	AUD	220,000	HSBC Bank PLC	12/10/15	260
USD	1,077,877	AUD	1,540,000	HSBC Bank PLC	12/10/15	364
USD	3,842,201	AUD	5,500,000	JPMorgan Chase Bank N.A.	12/10/15	(6,059)
USD	398,170	AUD	570,000	JPMorgan Chase Bank N.A.	12/10/15	(650)
USD	2,843,229	AUD	4,070,000	JPMorgan Chase Bank N.A.	12/10/15	(4,484)
USD	3,884,116	AUD	5,560,000	JPMorgan Chase Bank N.A.	12/10/15	(6,126)
USD	131,569	AUD	188,442	JPMorgan Chase Bank N.A.	12/10/15	(281)
USD	1,008,693	AUD	1,444,724	JPMorgan Chase Bank N.A.	12/10/15	(2,157)

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	65

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	740,336	AUD	1,060,000	Morgan Stanley & Co. International PLC	12/10/15	$(1,329)
USD	597,214	AUD	855,276	Morgan Stanley & Co. International PLC	12/10/15	(1,209)
USD	77,897	AUD	111,558	Morgan Stanley & Co. International PLC	12/10/15	(158)
USD	305,805	CAD	410,000	Barclays Bank PLC	12/10/15	90
USD	462,061	CAD	610,000	BNP Paribas S.A.	12/10/15	7,217
USD	1,845,668	CAD	2,450,000	Citibank N.A.	12/10/15	18,835
USD	2,229,868	CAD	2,960,000	Citibank N.A.	12/10/15	22,756
USD	6,892,307	CAD	9,115,000	Citibank N.A.	12/10/15	95,745
USD	5,994,725	CAD	8,040,958	Citibank N.A.	12/10/15	(983)
USD	5,074,186	CAD	6,806,204	Citibank N.A.	12/10/15	(832)
USD	1,507,456	CAD	2,000,051	Credit Suisse International	12/10/15	16,125
USD	1,523,076	CAD	2,019,949	Credit Suisse International	12/10/15	16,909
USD	4,862,201	CAD	6,440,000	Credit Suisse International	12/10/15	60,241
USD	641,750	CAD	850,000	Credit Suisse International	12/10/15	7,951
USD	3,284,251	CAD	4,350,000	Credit Suisse International	12/10/15	40,691
USD	2,819,407	CAD	3,725,000	Deutsche Bank AG	12/10/15	41,876
USD	5,364,180	CAD	7,110,000	Goldman Sachs International	12/10/15	62,637
USD	1,054,777	CAD	1,400,000	Goldman Sachs International	12/10/15	10,873
USD	62,549	CAD	82,982	Goldman Sachs International	12/10/15	674
USD	413,918	CAD	547,733	Goldman Sachs International	12/10/15	5,503
USD	681,291	CAD	902,267	Goldman Sachs International	12/10/15	8,519
USD	117,039	CAD	154,876	Goldman Sachs International	12/10/15	1,556
USD	192,641	CAD	255,124	Goldman Sachs International	12/10/15	2,409
USD	4,233,927	CAD	5,673,263	Goldman Sachs International	12/10/15	3,681
USD	3,583,773	CAD	4,802,088	Goldman Sachs International	12/10/15	3,116
USD	981,998	CAD	1,300,000	HSBC Bank PLC	12/10/15	12,658
USD	332,643	CAD	440,000	HSBC Bank PLC	12/10/15	4,559
USD	33,935	CAD	45,000	HSBC Bank PLC	12/10/15	381
USD	1,098,127	CAD	1,450,000	HSBC Bank PLC	12/10/15	16,941
USD	1,776,244	CAD	2,370,000	HSBC Bank PLC	12/10/15	9,063
USD	765,616	CAD	1,010,000	JPMorgan Chase Bank N.A.	12/10/15	12,513
USD	360,944	CAD	480,000	JPMorgan Chase Bank N.A.	12/10/15	3,034
USD	1,074,203	CAD	1,420,000	JPMorgan Chase Bank N.A.	12/10/15	15,386
USD	54,775	CAD	72,555	JPMorgan Chase Bank N.A.	12/10/15	674
USD	183,182	CAD	240,000	JPMorgan Chase Bank N.A.	12/10/15	4,226
USD	167,916	CAD	220,000	JPMorgan Chase Bank N.A.	12/10/15	3,874
USD	606,878	CAD	800,000	Morgan Stanley & Co. International PLC	12/10/15	10,361
USD	3,140,371	CAD	4,211,708	Morgan Stanley & Co. International PLC	12/10/15	(72)
USD	3,710,084	CAD	4,975,779	Morgan Stanley & Co. International PLC	12/10/15	(85)
USD	2,722,436	CAD	3,600,000	Royal Bank of Canada	12/10/15	38,111
USD	4,433,942	CAD	5,890,000	Royal Bank of Canada	12/10/15	42,088
USD	2,175,568	CAD	2,890,000	Royal Bank of Canada	12/10/15	20,651
USD	953,171	CAD	1,270,000	Royal Bank of Canada	12/10/15	6,200
USD	301,697	CAD	400,000	UBS AG	12/10/15	3,438
USD	335,298	CAD	450,000	UBS AG	12/10/15	(243)
USD	7,131	CAD	9,463	Westpac Banking Corp.	12/10/15	75

66	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	820,226	CLP	558,000,000	Credit Suisse International	12/10/15	$25,441
USD	234,485	CLP	167,000,000	Credit Suisse International	12/10/15	(3,381)
USD	952,242	CLP	655,000,000	Credit Suisse International	12/10/15	19,295
USD	375,424	CLP	260,000,000	HSBC Bank PLC	12/10/15	5,094
USD	338,266	CLP	240,000,000	Morgan Stanley & Co. International PLC	12/10/15	(3,577)
USD	239,605	CLP	170,000,000	Morgan Stanley & Co. International PLC	12/10/15	(2,534)
USD	218,509	COP	680,000,000	Credit Suisse International	12/10/15	66
USD	233,438	COP	740,000,000	Credit Suisse International	12/10/15	(4,279)
USD	162,783	COP	510,000,000	Goldman Sachs International	12/10/15	(1,049)
USD	130,293	COP	400,000,000	Goldman Sachs International	12/10/15	1,797
USD	239,464	COP	750,000,000	Morgan Stanley & Co. International PLC	12/10/15	(1,467)
USD	479,193	COP	1,520,000,000	Morgan Stanley & Co. International PLC	12/10/15	(9,092)
USD	4,920,988	EUR	4,348,430	Bank of America N.A.	12/10/15	61,527
USD	4,928,205	EUR	4,350,848	Bank of America N.A.	12/10/15	66,043
USD	134,088	EUR	120,000	Barclays Bank PLC	12/10/15	(14)
USD	9,269,909	EUR	8,235,000	BNP Paribas S.A.	12/10/15	67,126
USD	2,162,863	EUR	1,911,570	Citibank N.A.	12/10/15	26,644
USD	8,112,349	EUR	7,230,000	Citibank N.A.	12/10/15	32,675
USD	1,041,893	EUR	930,000	Credit Suisse International	12/10/15	2,599
USD	279,015	EUR	250,000	Credit Suisse International	12/10/15	(365)
USD	621,610	EUR	550,000	Credit Suisse International	12/10/15	6,974
USD	1,898,769	EUR	1,685,000	Credit Suisse International	12/10/15	15,747
USD	1,851,438	EUR	1,660,000	Credit Suisse International	12/10/15	(3,646)
USD	9,773,633	EUR	8,685,898	Deutsche Bank AG	12/10/15	66,962
USD	11,556,112	EUR	10,270,000	Deutsche Bank AG	12/10/15	79,175
USD	4,242,117	EUR	3,770,000	Deutsche Bank AG	12/10/15	29,064
USD	7,050,607	EUR	6,330,000	Deutsche Bank AG	12/10/15	(23,299)
USD	148,491	EUR	130,000	Deutsche Bank AG	12/10/15	3,214
USD	2,701,594	EUR	2,390,000	Goldman Sachs International	12/10/15	30,719
USD	1,051,248	EUR	930,000	Goldman Sachs International	12/10/15	11,954
USD	452,150	EUR	400,000	Goldman Sachs International	12/10/15	5,141
USD	2,162,632	EUR	1,909,152	Goldman Sachs International	12/10/15	29,115
USD	7,311,204	EUR	6,450,000	Goldman Sachs International	12/10/15	103,196
USD	4,656,955	EUR	4,130,000	HSBC Bank PLC	12/10/15	41,595
USD	708,912	EUR	630,000	HSBC Bank PLC	12/10/15	4,874
USD	638,991	EUR	570,000	HSBC Bank PLC	12/10/15	2,004
USD	1,042,268	EUR	920,000	HSBC Bank PLC	12/10/15	14,149
USD	2,643,418	EUR	2,330,000	HSBC Bank PLC	12/10/15	39,594
USD	1,751,630	EUR	1,560,000	HSBC Bank PLC	12/10/15	8,298
USD	1,089,155	EUR	970,000	HSBC Bank PLC	12/10/15	5,160
USD	13,980,881	EUR	12,490,000	JPMorgan Chase Bank N.A.	12/10/15	23,048
USD	6,595,138	EUR	5,900,000	JPMorgan Chase Bank N.A.	12/10/15	1,766
USD	2,154,410	GBP	1,420,000	Bank of America N.A.	12/10/15	4,118
USD	99,380	GBP	65,000	Barclays Bank PLC	12/10/15	952
USD	3,046,648	GBP	1,990,000	Citibank N.A.	12/10/15	33,211
USD	1,194,164	GBP	780,000	Citibank N.A.	12/10/15	13,018
USD	2,702,494	GBP	1,760,000	Credit Suisse International	12/10/15	37,344
USD	337,812	GBP	220,000	Credit Suisse International	12/10/15	4,668

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	67

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	974,183	GBP	640,000	Credit Suisse International	12/10/15	$5,038
USD	1,019,848	GBP	670,000	Credit Suisse International	12/10/15	5,274
USD	12,098,866	GBP	7,870,000	Goldman Sachs International	12/10/15	181,404
USD	722,572	GBP	470,063	Goldman Sachs International	12/10/15	10,760
USD	1,768,165	GBP	1,150,265	Goldman Sachs International	12/10/15	26,330
USD	90,446	GBP	58,839	Goldman Sachs International	12/10/15	1,347
USD	328,385	GBP	215,000	HSBC Bank PLC	12/10/15	2,813
USD	2,515,152	GBP	1,630,000	HSBC Bank PLC	12/10/15	46,859
USD	146,589	GBP	95,000	HSBC Bank PLC	12/10/15	2,731
USD	1,612,743	GBP	1,040,000	HSBC Bank PLC	12/10/15	37,881
USD	915,846	GBP	600,000	HSBC Bank PLC	12/10/15	7,272
USD	4,584,350	GBP	2,965,000	HSBC Bank PLC	12/10/15	94,480
USD	239,654	GBP	155,000	HSBC Bank PLC	12/10/15	4,939
USD	1,878,578	GBP	1,215,000	HSBC Bank PLC	12/10/15	38,716
USD	2,125,556	GBP	1,400,000	HSBC Bank PLC	12/10/15	5,550
USD	1,108,325	GBP	730,000	HSBC Bank PLC	12/10/15	2,894
USD	2,387,950	GBP	1,570,000	JPMorgan Chase Bank N.A.	12/10/15	10,514
USD	4,350,023	GBP	2,860,000	JPMorgan Chase Bank N.A.	12/10/15	19,154
USD	3,979,527	GBP	2,577,357	JPMorgan Chase Bank N.A.	12/10/15	76,661
USD	9,738,073	GBP	6,306,904	JPMorgan Chase Bank N.A.	12/10/15	187,593
USD	498,125	GBP	322,613	JPMorgan Chase Bank N.A.	12/10/15	9,596
USD	470,601	GBP	310,000	Morgan Stanley & Co. International PLC	12/10/15	1,171
USD	5,031,976	GBP	3,260,000	State Street Bank and Trust Co.	12/10/15	95,391
USD	300,992	GBP	195,000	State Street Bank and Trust Co.	12/10/15	5,706
USD	902,114	GBP	587,579	UBS AG	12/10/15	12,349
USD	112,919	GBP	73,548	UBS AG	12/10/15	1,546
USD	2,207,511	GBP	1,437,831	UBS AG	12/10/15	30,218
USD	1,767,374	HUF	493,000,000	Bank of America N.A.	12/10/15	10,886
USD	339,311	HUF	95,040,000	Barclays Bank PLC	12/10/15	697
USD	307,362	HUF	86,000,000	Barclays Bank PLC	12/10/15	957
USD	408,149	HUF	114,000,000	BNP Paribas S.A.	12/10/15	1,983
USD	622,920	HUF	175,000,000	BNP Paribas S.A.	12/10/15	(580)
USD	368,303	HUF	102,960,000	Credit Suisse International	12/10/15	1,471
USD	232,482	HUF	65,427,407	Deutsche Bank AG	12/10/15	(626)
USD	267,348	HUF	74,000,000	Deutsche Bank AG	12/10/15	3,697
USD	272,124	HUF	76,572,593	Goldman Sachs International	12/10/15	(693)
USD	660,192	HUF	186,000,000	Morgan Stanley & Co. International PLC	12/10/15	(2,499)
USD	478,998	IDR	7,150,000,000	Bank of America N.A.	12/10/15	5,583
USD	243,098	IDR	3,610,000,000	Deutsche Bank AG	12/10/15	4,073
USD	346,684	IDR	5,280,000,000	Deutsche Bank AG	12/10/15	(2,915)
USD	1,274,615	IDR	19,030,000,000	Deutsche Bank AG	12/10/15	14,603
USD	231,687	IDR	3,400,000,000	HSBC Bank PLC	12/10/15	6,566
USD	159,892	IDR	2,360,000,000	JPMorgan Chase Bank N.A.	12/10/15	3,632
USD	251,453	IDR	3,720,000,000	JPMorgan Chase Bank N.A.	12/10/15	5,145
USD	235,018	IDR	3,510,000,000	JPMorgan Chase Bank N.A.	12/10/15	2,615
USD	319,220	IDR	4,750,000,000	Morgan Stanley & Co. International PLC	12/10/15	4,714
USD	660,348	IDR	10,040,000,000	UBS AG	12/10/15	(4,419)
USD	19,140	ILS	75,004	Barclays Bank PLC	12/10/15	13
USD	27,396	ILS	107,587	Barclays Bank PLC	12/10/15	(40)

68	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	380,552	ILS	1,495,000	BNP Paribas S.A.	12/10/15	$(687)
USD	376,556	ILS	1,474,996	Credit Suisse International	12/10/15	418
USD	182,631	ILS	708,528	Credit Suisse International	12/10/15	1,949
USD	80,057	ILS	308,822	Credit Suisse International	12/10/15	1,304
USD	658,263	ILS	2,575,554	Credit Suisse International	12/10/15	1,471
USD	1,082,941	ILS	4,250,000	Deutsche Bank AG	12/10/15	(851)
USD	233,318	ILS	900,000	Deutsche Bank AG	12/10/15	3,809
USD	160,126	ILS	629,247	Deutsche Bank AG	12/10/15	(338)
USD	160,126	ILS	629,277	JPMorgan Chase Bank N.A.	12/10/15	(346)
USD	177,788	ILS	691,472	UBS AG	12/10/15	1,456
USD	640,474	ILS	2,508,335	UBS AG	12/10/15	824
USD	800,546	ILS	3,099,636	UBS AG	12/10/15	10,109
USD	242,177	ILS	955,000	UBS AG	12/10/15	(1,358)
USD	342,837	INR	22,800,000	Barclays Bank PLC	12/10/15	(422)
USD	324,685	INR	21,900,000	Credit Suisse International	12/10/15	(5,024)
USD	859,877	INR	57,500,000	Goldman Sachs International	12/10/15	(5,798)
USD	655,786	INR	44,200,000	HSBC Bank PLC	12/10/15	(9,654)
USD	249,036	INR	16,800,000	HSBC Bank PLC	12/10/15	(3,891)
USD	944,113	INR	63,350,000	HSBC Bank PLC	12/10/15	(9,635)
USD	1,269,687	INR	84,650,000	HSBC Bank PLC	12/10/15	(4,738)
USD	161,242	INR	10,750,000	HSBC Bank PLC	12/10/15	(602)
USD	858,850	INR	57,500,000	HSBC Bank PLC	12/10/15	(6,825)
USD	1,270,068	INR	84,650,000	Morgan Stanley & Co. International PLC	12/10/15	(4,357)
USD	161,290	INR	10,750,000	Morgan Stanley & Co. International PLC	12/10/15	(553)
USD	561,331	INR	37,800,000	Morgan Stanley & Co. International PLC	12/10/15	(7,757)
USD	118,058	INR	7,950,000	Morgan Stanley & Co. International PLC	12/10/15	(1,631)
USD	6,294,921	INR	423,900,000	UBS AG	12/10/15	(86,985)
USD	943,691	INR	63,350,000	UBS AG	12/10/15	(10,057)
USD	118,058	INR	7,950,000	UBS AG	12/10/15	(1,631)
USD	561,331	INR	37,800,000	UBS AG	12/10/15	(7,757)
USD	2,716,397	JPY	325,000,000	Citibank N.A.	12/10/15	(71)
USD	3,537,778	JPY	428,000,000	HSBC Bank PLC	12/10/15	(39,601)
USD	5,410,766	JPY	652,000,000	JPMorgan Chase Bank N.A.	12/10/15	(38,886)
USD	721,074	KRW	861,900,000	Bank of America N.A.	12/10/15	(4,473)
USD	638,567	KRW	757,500,000	Deutsche Bank AG	12/10/15	903
USD	179,136	KRW	212,500,000	Deutsche Bank AG	12/10/15	253
USD	722,162	KRW	861,900,000	Deutsche Bank AG	12/10/15	(3,386)
USD	313,012	KRW	374,550,000	Goldman Sachs International	12/10/15	(2,284)
USD	362,105	KRW	430,000,000	HSBC Bank PLC	12/10/15	131
USD	179,196	KRW	212,500,000	HSBC Bank PLC	12/10/15	314
USD	385,660	KRW	460,000,000	HSBC Bank PLC	12/10/15	(1,568)
USD	280,861	KRW	335,000,000	HSBC Bank PLC	12/10/15	(1,142)
USD	638,782	KRW	757,500,000	HSBC Bank PLC	12/10/15	1,119
USD	634,237	KRW	760,450,000	HSBC Bank PLC	12/10/15	(5,910)
USD	1,357,089	KRW	1,622,400,000	JPMorgan Chase Bank N.A.	12/10/15	(8,648)
USD	598,326	KRW	715,000,000	Morgan Stanley & Co. International PLC	12/10/15	(3,561)

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	69

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	357,499	KRW	430,000,000	Morgan Stanley & Co. International PLC	12/10/15	$(4,475)
USD	158,703	KRW	185,000,000	Morgan Stanley & Co. International PLC	12/10/15	2,970
USD	723,374	KRW	861,900,000	Morgan Stanley & Co. International PLC	12/10/15	(2,174)
USD	598,401	KRW	715,000,000	Morgan Stanley & Co. International PLC	12/10/15	(3,486)
USD	725,063	KRW	865,000,000	Standard Chartered Bank	12/10/15	(3,094)
USD	158,866	KRW	185,000,000	Standard Chartered Bank	12/10/15	3,133
USD	1,388,059	KRW	1,644,850,000	Standard Chartered Bank	12/10/15	3,424
USD	722,222	KRW	861,900,000	Standard Chartered Bank	12/10/15	(3,325)
USD	322,964	KRW	380,000,000	UBS AG	12/10/15	3,080
USD	685,522	KRW	810,150,000	UBS AG	12/10/15	3,538
USD	243,296	MXN	4,100,000	Barclays Bank PLC	12/10/15	2,685
USD	522,197	MXN	8,800,000	Barclays Bank PLC	12/10/15	5,763
USD	162,554	MXN	2,788,407	Credit Suisse International	12/10/15	(1,086)
USD	9,674	MXN	164,843	Deutsche Bank AG	12/10/15	—
USD	619,140	MXN	10,500,000	Deutsche Bank AG	12/10/15	2,941
USD	625,594	MXN	10,600,000	Deutsche Bank AG	12/10/15	3,526
USD	1,190,617	MXN	20,200,000	Goldman Sachs International	12/10/15	5,167
USD	1,770,536	MXN	30,000,000	Goldman Sachs International	12/10/15	9,967
USD	302,118	MXN	5,250,000	Goldman Sachs International	12/10/15	(5,981)
USD	248,155	MXN	4,213,305	JPMorgan Chase Bank N.A.	12/10/15	895
USD	392,383	MXN	6,700,000	JPMorgan Chase Bank N.A.	12/10/15	(811)
USD	825,762	MXN	14,100,000	JPMorgan Chase Bank N.A.	12/10/15	(1,706)
USD	58,992	MXN	1,011,593	JPMorgan Chase Bank N.A.	12/10/15	(373)
USD	96,734	MXN	1,648,733	Morgan Stanley & Co. International PLC	12/10/15	(23)
USD	343,033	MXN	5,800,000	Morgan Stanley & Co. International PLC	12/10/15	2,656
USD	475,215	MXN	8,250,000	Morgan Stanley & Co. International PLC	12/10/15	(8,941)
USD	475,083	MXN	8,250,000	Morgan Stanley & Co. International PLC	12/10/15	(9,074)
USD	302,325	MXN	5,250,000	Morgan Stanley & Co. International PLC	12/10/15	(5,774)
USD	485,133	MXN	8,200,000	Morgan Stanley & Co. International PLC	12/10/15	3,911
USD	145,099	MXN	2,473,119	UBS AG	12/10/15	(37)
USD	983,796	MYR	4,250,000	HSBC Bank PLC	12/10/15	21,182
USD	115,701	MYR	500,000	HSBC Bank PLC	12/10/15	2,452
USD	480,157	MYR	2,075,000	HSBC Bank PLC	12/10/15	10,175
USD	919,781	MYR	3,950,000	HSBC Bank PLC	12/10/15	25,116
USD	275,956	MYR	1,220,000	HSBC Bank PLC	12/10/15	(371)
USD	284,424	MYR	1,260,000	JPMorgan Chase Bank N.A.	12/10/15	(962)
USD	257,792	MYR	1,100,000	Morgan Stanley & Co. International PLC	12/10/15	8,645
USD	291,962	MYR	1,275,000	Morgan Stanley & Co. International PLC	12/10/15	3,178
USD	276,143	MYR	1,220,000	Morgan Stanley & Co. International PLC	12/10/15	(184)

70	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	479,769	MYR	2,075,000	Standard Chartered Bank	12/10/15	$9,787
USD	115,607	MYR	500,000	Standard Chartered Bank	12/10/15	2,358
USD	1,065,786	MYR	4,520,000	UBS AG	12/10/15	42,018
USD	290,631	MYR	1,275,000	UBS AG	12/10/15	1,847
USD	809,607	NOK	6,900,000	BNP Paribas S.A.	12/10/15	1,581
USD	9,490,231	NOK	77,900,000	Credit Suisse International	12/10/15	367,739
USD	730,955	NOK	6,000,000	Credit Suisse International	12/10/15	28,324
USD	2,788,593	NOK	22,890,000	Credit Suisse International	12/10/15	108,056
USD	3,221,207	NOK	26,100,000	Goldman Sachs International	12/10/15	164,763
USD	327,051	NOK	2,800,000	Goldman Sachs International	12/10/15	(844)
USD	638,170	NOK	5,400,000	Goldman Sachs International	12/10/15	5,802
USD	1,055,676	NOK	9,000,000	HSBC Bank PLC	12/10/15	1,730
USD	328,433	NOK	2,800,000	HSBC Bank PLC	12/10/15	538
USD	1,180,979	NOK	9,800,000	JPMorgan Chase Bank N.A.	12/10/15	33,348
USD	60,657	NOK	500,000	JPMorgan Chase Bank N.A.	12/10/15	2,104
USD	788,540	NOK	6,500,000	JPMorgan Chase Bank N.A.	12/10/15	27,357
USD	231,709	NOK	1,910,000	JPMorgan Chase Bank N.A.	12/10/15	8,039
USD	808,410	NOK	6,600,000	JPMorgan Chase Bank N.A.	12/10/15	35,516
USD	4,394,912	NOK	36,316,035	UBS AG	12/10/15	142,117
USD	1,791,074	NOK	14,800,000	UBS AG	12/10/15	57,917
USD	581,140	NZD	930,000	BNP Paribas S.A.	12/10/15	(10,822)
USD	4,867,828	NZD	7,790,000	BNP Paribas S.A.	12/10/15	(90,652)
USD	2,118,349	NZD	3,390,000	BNP Paribas S.A.	12/10/15	(39,449)
USD	8,616,543	NZD	13,670,000	Credit Suisse International	12/10/15	(84,668)
USD	392,944	NZD	630,000	Deutsche Bank AG	12/10/15	(8,063)
USD	2,247,210	NZD	3,600,000	Deutsche Bank AG	12/10/15	(44,257)
USD	489,977	NZD	780,000	Goldman Sachs International	12/10/15	(6,508)
USD	1,094,364	NZD	1,740,000	Goldman Sachs International	12/10/15	(13,178)
USD	335,787	NZD	530,000	HSBC Bank PLC	12/10/15	(1,568)
USD	524,309	NZD	824,855	JPMorgan Chase Bank N.A.	12/10/15	(726)
USD	1,088,562	NZD	1,720,000	JPMorgan Chase Bank N.A.	12/10/15	(6,250)
USD	3,226,885	NZD	5,085,145	Morgan Stanley & Co. International PLC	12/10/15	(9,904)
USD	132,133	NZD	210,000	Morgan Stanley & Co. International PLC	12/10/15	(1,536)
USD	407,353	NZD	650,000	UBS AG	12/10/15	(6,384)
USD	3,224,390	NZD	5,040,000	Westpac Banking Corp.	12/10/15	16,336
USD	954,401	PHP	45,000,000	Citibank N.A.	12/10/15	(4,229)
USD	795,334	PHP	37,500,000	Citibank N.A.	12/10/15	(3,524)
USD	515,158	PHP	24,300,000	Deutsche Bank AG	12/10/15	(2,502)
USD	394,318	PHP	18,600,000	Deutsche Bank AG	12/10/15	(1,915)
USD	327,350	PHP	15,500,000	Deutsche Bank AG	12/10/15	(2,845)
USD	778,367	PHP	36,700,000	Deutsche Bank AG	12/10/15	(3,449)
USD	831,742	PHP	39,200,000	Goldman Sachs International	12/10/15	(3,331)
USD	468,484	PHP	22,000,000	HSBC Bank PLC	12/10/15	(180)
USD	360,513	PHP	17,000,000	Morgan Stanley & Co. International PLC	12/10/15	(1,636)
USD	86,995	PLN	330,000	Barclays Bank PLC	12/10/15	385
USD	194,160	PLN	735,000	Barclays Bank PLC	12/10/15	1,255
USD	316,936	PLN	1,200,000	Barclays Bank PLC	12/10/15	1,989
USD	488,024	PLN	1,795,000	BNP Paribas S.A.	12/10/15	16,915
USD	829,307	PLN	3,055,000	BNP Paribas S.A.	12/10/15	27,504

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	71

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,831	PLN	280,000	BNP Paribas S.A.	12/10/15	$343
USD	123,824	PLN	470,000	BNP Paribas S.A.	12/10/15	469
USD	123,997	PLN	470,000	BNP Paribas S.A.	12/10/15	643
USD	932,511	PLN	3,500,000	BNP Paribas S.A.	12/10/15	13,916
USD	38,102	PLN	145,000	BNP Paribas S.A.	12/10/15	46
USD	252,356	PLN	955,000	BNP Paribas S.A.	12/10/15	1,711
USD	265,845	PLN	1,005,000	Credit Suisse International	12/10/15	2,077
USD	239,142	PLN	900,000	Credit Suisse International	12/10/15	2,931
USD	140,347	PLN	531,572	Credit Suisse International	12/10/15	832
USD	188,428	PLN	715,000	Credit Suisse International	12/10/15	772
USD	968,270	PLN	3,600,000	Deutsche Bank AG	12/10/15	23,428
USD	74,748	PLN	283,428	Deutsche Bank AG	12/10/15	360
USD	316,728	PLN	1,200,000	Goldman Sachs International	12/10/15	1,781
USD	112,023	PLN	425,000	Morgan Stanley & Co. International PLC	12/10/15	479
USD	201,076	PLN	760,000	Morgan Stanley & Co. International PLC	12/10/15	1,610
USD	514,470	PLN	1,945,000	Royal Bank of Scotland PLC	12/10/15	3,993
USD	238,676	PLN	900,000	Société Générale	12/10/15	2,466
USD	484,165	SEK	3,985,650	Barclays Bank PLC	12/10/15	8,176
USD	50,607	SEK	416,594	Barclays Bank PLC	12/10/15	855
USD	2,247,862	SEK	18,500,000	BNP Paribas S.A.	12/10/15	38,489
USD	405,155	SEK	3,390,000	BNP Paribas S.A.	12/10/15	302
USD	1,808,855	SEK	15,135,000	BNP Paribas S.A.	12/10/15	1,349
USD	5,604,043	SEK	46,890,000	BNP Paribas S.A.	12/10/15	4,179
USD	1,806,225	SEK	15,200,000	Credit Suisse International	12/10/15	(9,044)
USD	2,202,049	SEK	18,500,000	Credit Suisse International	12/10/15	(7,324)
USD	488,022	SEK	4,100,000	Credit Suisse International	12/10/15	(1,623)
USD	1,893,613	SEK	15,579,350	Credit Suisse International	12/10/15	33,041
USD	197,927	SEK	1,628,406	Credit Suisse International	12/10/15	3,454
USD	942,678	SEK	7,783,304	Credit Suisse International	12/10/15	13,153
USD	1,906,541	SEK	15,741,513	Credit Suisse International	12/10/15	26,602
USD	1,098,167	SEK	9,200,000	Goldman Sachs International	12/10/15	(549)
USD	68,014	SEK	570,000	Goldman Sachs International	12/10/15	(59)
USD	352,001	SEK	2,950,000	Goldman Sachs International	12/10/15	(305)
USD	491,011	SEK	4,115,000	Goldman Sachs International	12/10/15	(425)
USD	516,108	SEK	4,345,000	JPMorgan Chase Bank N.A.	12/10/15	(2,796)
USD	3,444,086	SEK	28,995,000	JPMorgan Chase Bank N.A.	12/10/15	(18,658)
USD	137,100	SEK	1,155,000	JPMorgan Chase Bank N.A.	12/10/15	(837)
USD	914,591	SEK	7,705,000	JPMorgan Chase Bank N.A.	12/10/15	(5,582)
USD	321,476	SEK	2,700,000	JPMorgan Chase Bank N.A.	12/10/15	(973)
USD	4,404,388	SEK	36,600,000	JPMorgan Chase Bank N.A.	12/10/15	33,412
USD	328,277	SEK	2,700,000	JPMorgan Chase Bank N.A.	12/10/15	5,828
USD	1,155,050	SEK	9,500,000	JPMorgan Chase Bank N.A.	12/10/15	20,508
USD	878,553	SEK	7,235,000	JPMorgan Chase Bank N.A.	12/10/15	14,509
USD	91,680	SEK	755,000	JPMorgan Chase Bank N.A.	12/10/15	1,514
USD	306,461	SEK	2,500,000	JPMorgan Chase Bank N.A.	12/10/15	7,897
USD	1,736,398	SEK	14,585,000	JPMorgan Chase Bank N.A.	12/10/15	(5,424)
USD	241,679	SEK	2,030,000	JPMorgan Chase Bank N.A.	12/10/15	(755)
USD	1,244,111	SEK	10,450,000	JPMorgan Chase Bank N.A.	12/10/15	(3,886)
USD	56,313	SEK	470,000	JPMorgan Chase Bank N.A.	12/10/15	183
USD	775,203	SEK	6,470,000	JPMorgan Chase Bank N.A.	12/10/15	2,520

72	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,793	SEK	40,000	JPMorgan Chase Bank N.A.	12/10/15	$16
USD	250,413	SEK	2,090,000	JPMorgan Chase Bank N.A.	12/10/15	814
USD	20,968	SEK	175,000	JPMorgan Chase Bank N.A.	12/10/15	68
USD	64,700	SEK	540,000	JPMorgan Chase Bank N.A.	12/10/15	210
USD	1,079,934	SEK	9,100,000	Morgan Stanley & Co. International PLC	12/10/15	(6,838)
USD	135,038	SEK	1,116,696	UBS AG	12/10/15	1,676
USD	273,110	SEK	2,258,487	UBS AG	12/10/15	3,389
USD	595,422	SGD	850,000	Barclays Bank PLC	12/10/15	(1,020)
USD	600,098	SGD	860,000	Barclays Bank PLC	12/10/15	(3,361)
USD	1,002,603	SGD	1,425,000	Goldman Sachs International	12/10/15	2,687
USD	1,003,430	SGD	1,425,000	HSBC Bank PLC	12/10/15	3,514
USD	241,250	SGD	340,000	JPMorgan Chase Bank N.A.	12/10/15	2,673
USD	119,718	SGD	170,000	Morgan Stanley & Co. International PLC	12/10/15	430
USD	596,789	SGD	850,000	UBS AG	12/10/15	347
USD	1,171,750	TRY	3,665,000	HSBC Bank PLC	12/10/15	(13,044)
USD	1,175,263	TRY	3,665,000	JPMorgan Chase Bank N.A.	12/10/15	(9,531)
USD	338,453	TRY	1,060,000	JPMorgan Chase Bank N.A.	12/10/15	(4,216)
USD	812,863	TRY	2,456,635	Morgan Stanley & Co. International PLC	12/10/15	18,700
USD	33,772	TWD	1,100,000	HSBC Bank PLC	12/10/15	353
USD	738,689	TWD	24,000,000	UBS AG	12/10/15	9,545
USD	6,448,753	TWD	209,520,000	UBS AG	12/10/15	83,331
THB	2,905,000	USD	79,994	Barclays Bank PLC	12/11/15	(158)
THB	7,713,558	USD	210,880	Barclays Bank PLC	12/11/15	1,108
THB	6,603,273	USD	180,526	Barclays Bank PLC	12/11/15	948
THB	17,200,000	USD	476,059	Deutsche Bank AG	12/11/15	(3,361)
THB	1,629,027	USD	44,509	Deutsche Bank AG	12/11/15	261
THB	1,394,545	USD	38,102	Deutsche Bank AG	12/11/15	223
THB	12,400,000	USD	343,443	Goldman Sachs International	12/11/15	(2,660)
THB	9,100,000	USD	249,110	Goldman Sachs International	12/11/15	980
THB	4,400,000	USD	119,695	HSBC Bank PLC	12/11/15	1,227
THB	16,900,000	USD	459,739	HSBC Bank PLC	12/11/15	4,714
THB	6,000,000	USD	164,801	Morgan Stanley & Co. International PLC	12/11/15	93
THB	2,905,000	USD	80,226	Morgan Stanley & Co. International PLC	12/11/15	(390)
THB	12,500,000	USD	341,979	Morgan Stanley & Co. International PLC	12/11/15	1,552
THB	3,857,416	USD	105,440	Morgan Stanley & Co. International PLC	12/11/15	571
THB	3,302,182	USD	90,263	Morgan Stanley & Co. International PLC	12/11/15	489
THB	2,990,000	USD	82,415	UBS AG	12/11/15	(242)
USD	93,557	THB	3,408,091	Barclays Bank PLC	12/11/15	(106)
USD	580,614	THB	21,085,000	Barclays Bank PLC	12/11/15	1,147
USD	93,510	THB	3,386,476	Barclays Bank PLC	12/11/15	442
USD	41,720	THB	1,510,889	Barclays Bank PLC	12/11/15	197
USD	489,898	THB	17,700,000	Deutsche Bank AG	12/11/15	3,458
USD	227,706	THB	8,291,909	Deutsche Bank AG	12/11/15	(176)
USD	355,091	THB	13,000,000	Deutsche Bank AG	12/11/15	(2,180)

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	73

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	246,503	THB	8,900,000	Goldman Sachs International	12/11/15	$1,909
USD	475,670	THB	17,400,000	Goldman Sachs International	12/11/15	(2,525)
USD	23,685	THB	863,714	Goldman Sachs International	12/11/15	(52)
USD	479,058	THB	17,500,000	Goldman Sachs International	12/11/15	(1,884)
USD	294,118	THB	10,600,000	Goldman Sachs International	12/11/15	2,804
USD	238,624	THB	8,600,000	Goldman Sachs International	12/11/15	2,275
USD	179,374	THB	6,500,000	JPMorgan Chase Bank N.A.	12/11/15	738
USD	159,187	THB	5,800,000	Morgan Stanley & Co. International PLC	12/11/15	(211)
USD	240,391	THB	8,600,000	Morgan Stanley & Co. International PLC	12/11/15	4,042
USD	582,298	THB	21,085,000	Morgan Stanley & Co. International PLC	12/11/15	2,830
USD	455,976	THB	16,636,286	Morgan Stanley & Co. International PLC	12/11/15	(1,230)
USD	265,409	THB	9,613,524	Morgan Stanley & Co. International PLC	12/11/15	1,205
USD	118,413	THB	4,289,111	Morgan Stanley & Co. International PLC	12/11/15	538
USD	598,953	THB	21,730,000	UBS AG	12/11/15	1,759
Total						$(110,812)

Exchange-Traded Options Purchased

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
KRW Currency	Call	USD	1,189.00	10/16/15	4,620,000	$38,166
TRY Currency	Call	USD	2.80	10/19/15	1,155,000	94,950
TRY Currency	Call	USD	2.63	10/19/15	1,155,000	155,981
MYR Currency	Put	USD	3.75	10/16/15	2,310,000	—
MYR Currency	Put	USD	3.84	10/16/15	2,310,000	—
Total						$289,097

Exchange-Traded Options Written

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
KRW Currency	Call	USD	1,189.00	10/16/15	4,620,000	$(38,166)
TRY Currency	Call	USD	2.63	10/19/15	1,155,000	(155,981)
TRY Currency	Call	USD	2.80	10/19/15	1,155,000	(94,950)
MYR Currency	Put	USD	3.84	10/16/15	2,310,000	—
MYR Currency	Put	USD	3.75	10/16/15	2,310,000	—
Total						$(289,097)

74	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Dow Jones CDX North America High Yield Series 23, Version 1	5.00%	12/20/19	B+	USD	7,275	$1,885
Markit Itraxx XO, Series 24, Version 1	5.00%	12/20/20	B+	EUR	34,510	(850,822)
Total						$(848,937)

[1] Using Standard & Poor’s (“S&P’s”) rating of the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.92%[1]	3-Month LIBOR	12/31/15	[3]	7/31/22	USD	108,060	$(1,279,170)
0.85%[2]	6-Month EURIBOR	12/10/15	[3]	8/15/24	EUR	16,740	(14,593)
3.31%[1]	3-Month LIBOR	6/29/20	[3]	6/29/25	USD	178,934	(5,167,733)
3.46%[1]	3-Month LIBOR	N/A		5/14/44	USD	7,035	(1,413,456)
Total							$(7,874,952)

[1] Master Portfolio pays the fixed rate and receives the floating rate.
[2] Master Portfolio pays the floating rate and receives the fixed rate.
[3] Forward Swap.

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Markit CMBX North America AM Index, Series 3	0.08%	Goldman Sachs International	12/13/49	AA+	USD	13,458	$(47,536)	$(87,600)	$40,064
[1] Using S&P’s rating of the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	75

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

OTC Total Return Swaps

Reference Entity	Fixed Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	0.95%[1]	Deutsche Bank AG	N/A	9/17/17	100,000	$52,138	—	$52,138
Change in Return of the Consumer Price Index for All Urban Consumers	0.94%[1]	BNP Paribas	N/A	9/24/17	57,570	$14,404	—	14,404
Change in Return of the Consumer Price Index for All Urban Consumers	1.72%[2]	Deutsche Bank AG	N/A	2/05/20	50,404	$(1,244,370)	—	(1,244,370)
Change in Return of the Consumer Price Index for All Urban Consumers	1.43%[1]	Deutsche Bank AG	N/A	9/22/20	24,250	$130,978	—	130,978
Change in Return of the Consumer Price Index for All Urban Consumers	1.43%[1]	Deutsche Bank AG	N/A	9/22/20	25,750	$139,080	—	139,080
Total								$(907,770)

[1]	Master Portfolio receives the fixed rate and pays the total return of the reference entity.
[2]	Master Portfolio pays the fixed rate and receives the total return of the reference entity.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

76	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Asset-Backed Securities	—	$300,643,241	—	$300,643,241
Corporate Bonds	—	1,164,350,147	—	1,164,350,147
Foreign Agency Obligations	—	35,252,945	—	35,252,945
Municipal Bonds	—	20,313,519	—	20,313,519
Non-Agency Mortgage-Backed Securities	—	405,913,505	$64,386	405,977,891
U.S. Government Sponsored Agency Securities	—	1,603,656,171	—	1,603,656,171
U.S. Treasury Obligations	—	106,288,293	—	106,288,293
Investment Companies	$22,374,997	—	—	22,374,997
Preferred Securities	5,015,640	7,253,964	—	12,269,604
Short-Term Securities	16,473,893	—	—	16,473,893
Options Purchased:
Foreign currency exchange contracts	—	289,097	—	289,097
Liabilities:
Investments:
TBA Sale Commitments	—	(295,554,130)	—	(295,554,130)

Total	$43,864,530	$3,348,406,752	$64,386	$3,392,335,668

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$41,949	—	$41,949
Foreign currency exchange contracts	—	5,487,536	—	5,487,536
Interest rate contracts	$3,461,187	—	—	3,461,187
Other contracts	—	336,600	—	336,600
Liabilities:
Credit contracts	—	(850,822)	—	(850,822)
Foreign currency exchange contracts	—	(5,887,445)	—	(5,887,445)
Interest rate contracts	(4,291,479)	(7,874,952)	—	(12,166,431)
Other contracts	—	(1,244,370)	—	(1,244,370)

Total	$(830,292)	$(9,991,504)	—	$(10,821,796)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015	77

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$96,569	—	—	$96,569
Cash pledged for OTC derivatives	1,190,000	—	—	1,190,000
Cash pledged for centrally cleared swaps	8,861,310	—	—	8,861,310
Cash pledged for financial futures contracts	13,355,220	—	—	13,355,220
Foreign currency at value	5,714,719	—	—	5,714,719
Liabilities:
Collateral on securities loaned at value	—	$(1,924,200)	—	(1,924,200)
Cash received as collateral for TBA commitments	—	$(2,388,000)	—	(2,388,000)

Total	$29,217,818	$(4,312,200)	—	$24,905,618

During the period ended September 30, 2015, there were no transfers between levels.

78	BLACKROCK COREALPHA BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	International TILTS Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.9%
Amcor Ltd.	94,219	$876,223
Aristocrat Leisure Ltd.	367,763	2,236,735
Australia & New Zealand Banking Group Ltd.	890,125	17,006,839
BHP Billiton Ltd.	464,421	7,335,202
Caltex Australia Ltd.	547,297	12,081,513
Commonwealth Bank of Australia	59,375	3,047,631
CSL Ltd.	185,499	11,674,043
CSR Ltd.	148,999	304,345
Lend Lease Group (a)	46,059	407,768
Macquarie Group Ltd.	44,298	2,400,734
Mirvac Group	230,771	280,195
National Australia Bank Ltd.	176,383	3,732,778
Northern Star Resources Ltd.	31,050	58,823
Qantas Airways Ltd. (b)	1,931,819	5,071,744
Rio Tinto Ltd.	18,092	622,445
Sonic Healthcare Ltd.	56,415	725,629
Spotless Group Holdings Ltd.	157,264	238,302
Stockland	748,811	2,034,378
Sydney Airport (a)	926,698	3,894,698
Telstra Corp. Ltd.	1,930,004	7,630,644
Wesfarmers Ltd. (c)	29,006	801,816
Westpac Banking Corp. (c)	515,749	10,834,282
Woodside Petroleum Ltd. (c)	349,878	7,160,761

		100,457,528
Austria — 0.2%
Raiffeisen Bank International AG (b)(c)	3,611	47,457
Schoeller-Bleckmann Oilfield Equipment AG (c)	19,883	1,123,363
Vienna Insurance Group AG	4,983	146,927
Voestalpine AG	47,522	1,633,924

		2,951,671
Belgium — 1.0%
Ageas	102,736	4,222,078
Belgacom SA	32,030	1,107,980
bpost SA	265,675	6,317,648
Delhaize Group	4,705	417,054
Groupe Bruxelles Lambert SA	8,253	622,805

		12,687,565
Denmark — 1.4%
Carlsberg A/S, Class B	10,853	833,960
Jyske Bank A/S (b)	6	332
NKT Holding A/S	15,303	807,945
Novo Nordisk A/S Class B	288,141	15,549,402
Pandora A/S	331	38,667
Vestas Wind Systems A/S	7,055	366,782

		17,597,088
Finland — 1.1%
Amer Sports OYJ	1,394	35,457

Common Stocks	Shares	Value
Finland (continued)
Fortum OYJ	45,574	$674,309
Kesko OYJ, Class B	5,539	196,196
Kone OYJ, Class B	93,913	3,574,115
Neste Oil OYJ	141,343	3,252,996
Nokia OYJ	950,774	6,501,199

		14,234,272
France — 6.6%
Alstom SA (b)	21,767	673,278
AtoS	9,939	763,975
AXA SA	145,726	3,538,073
BNP Paribas SA	125,547	7,391,462
Bouygues SA	10,803	383,386
Cie Generale des Etablissements Michelin	82,672	7,564,020
CNP Assurances	46,241	642,511
Credit Agricole SA	369,895	4,258,493
Danone SA	10,628	670,872
EDF (c)	183,149	3,233,954
Euler Hermes SA	258	23,928
Faurecia	19,845	618,907
Gecina SA	3,665	446,951
Hermes International	545	198,387
ICADE	7,452	505,602
L’Oreal SA	284	49,363
Lagardere SCA	69,293	1,920,050
Metropole Television SA	176,963	3,384,079
Orange SA	171,776	2,603,996
Peugeot SA (b)	314,995	4,772,980
Plastic Omnium SA	10,362	238,040
Renault SA	17,938	1,294,275
Safran SA	94,471	7,103,425
Sanofi	53,827	5,124,330
SCOR SE	27,917	1,002,507
Societe Generale SA	76,365	3,412,824
Technicolor SA, Registered Shares	168,690	1,166,724
Technip SA	40,597	1,921,196
Thales SA	111,158	7,750,484
Total SA	163,055	7,334,678
Valeo SA	29,432	3,996,188
Wendel SA	3,433	402,510

		84,391,448
Germany — 5.4%
Allianz SE, Registered Shares	80,473	12,641,730
Bayer AG, Registered Shares	16,864	2,163,623
Continental AG	38,315	8,183,538
Daimler AG, Registered Shares	99,652	7,254,964
Deutsche Lufthansa AG, Registered Shares (b)	21,412	298,072
Deutsche Telekom AG, Registered Shares	334,710	5,958,343
Duerr AG	66,258	4,661,281
E.ON SE	225,882	1,938,391

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	79

Schedule of Investments (continued)	International TILTS Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
Evonik Industries AG	113,555	$3,802,112
Fresenius SE & Co. KGaA	89,027	5,976,185
KION Group AG (b)	19,066	847,210
Metro AG	16,197	448,137
Muenchener Rueckversicherungs AG, Registered Shares	20,417	3,813,169
Porsche Automobil Holding SE, Preference Shares	16,327	694,642
ProSiebenSat.1 Media AG, Registered Shares	13,038	639,977
RWE AG	164,798	1,872,719
Salzgitter AG	16,357	406,298
Symrise AG	69,450	4,184,585
Talanx AG (b)	14,673	439,578
TUI AG	86,090	1,590,651
Volkswagen AG	3,235	381,157

		68,196,362
Hong Kong — 3.0%
AIA Group Ltd.	137,600	715,623
BOC Hong Kong Holdings Ltd.	47,500	140,091
Cheung Kong Property Holdings, Ltd.	722,184	5,290,950
CK Hutchison Holdings Ltd.	1,202,184	15,637,570
CLP Holdings Ltd.	249,000	2,128,692
Hang Lung Properties Ltd.	355,000	798,522
Henderson Land Development Co. Ltd.	97,900	585,411
HK Electric Investments & HK Electric Investments Ltd. (a)(c)(d)	453,500	323,210
Hong Kong Exchanges & Clearing Ltd.	84,300	1,933,925
Hongkong Land Holdings Ltd. (c)	349,000	2,311,007
Kerry Properties Ltd.	139,500	383,012
New World Development Co. Ltd.	543,000	528,819
Power Assets Holdings Ltd.	333,000	3,151,133
Sands China Ltd. (c)	588,000	1,786,026
SJM Holdings Ltd. (c)	685,000	487,693
Sun Hung Kai Properties Ltd.	17,000	221,736
Swire Properties Ltd.	230,000	637,490
Techtronic Industries Co.	60,500	225,547
Wheelock & Co. Ltd.	285,000	1,237,734

		38,524,191
Ireland — 0.7%
DCC PLC	72,259	5,460,346
Glanbia PLC	5,079	94,540
Kerry Group PLC, Class A	2,287	172,052
Shire PLC	46,164	3,155,861

		8,882,799
Isle of Man — 0.0%
Playtech PLC	11,415	143,337

Common Stocks	Shares	Value
Israel — 0.0%
Azrieli Group	1,693	$67,681
Osem Investments Ltd.	1,553	29,973

		97,654
Italy — 3.6%
Assicurazioni Generali SpA	122,775	2,246,315
Banca Popolare dell’Emilia Romagna	6,820	56,245
Banca Popolare di Milano Scarl	176,659	174,668
Enel SpA	1,319,754	5,888,730
FinecoBank Banca Fineco SpA	21,797	144,854
Intesa Sanpaolo SpA	4,137,746	14,599,960
Mediobanca SpA	643,890	6,335,058
Moncler SpA	116,510	2,086,417
Parmalat SpA	256,072	660,399
Prada SpA (c)	54,200	207,707
Recordati SpA	2,383	54,989
Saras SpA (b)	20,850	44,339
Snam SpA	117,786	604,935
UniCredit SpA	2,064,870	12,872,795

		45,977,411
Japan — 23.5%
ABC-Mart, Inc.	18,000	1,006,289
Adastria Holdings Co. Ltd.	600	35,944
Advance Residence Investment Corp.	13	27,420
Ajinomoto Co., Inc.	286,000	6,031,166
Alps Electric Co. Ltd.	1,900	53,656
Asahi Group Holdings Ltd.	385,600	12,510,119
Asahi Kasei Corp.	436,000	3,074,429
Astellas Pharma, Inc.	989,400	12,806,870
Bridgestone Corp.	45,400	1,571,119
Calbee, Inc.	72,700	2,352,571
Canon, Inc.	50,600	1,463,731
Capcom Co., Ltd.	1,400	27,606
Casio Computer Co. Ltd. (c)	28,400	516,931
Chubu Electric Power Co., Inc.	66,000	973,119
The Chugoku Electric Power Co., Inc.	3,600	49,619
COLOPL, Inc. (c)	4,900	78,811
COMSYS Holdings Corp.	117,700	1,403,870
CyberAgent, Inc.	1,000	39,119
The Dai-ichi Life Insurance Co. Ltd.	174,600	2,779,604
Daicel Corp.	184,600	2,266,113
Daiichi Sankyo Co. Ltd.	41,000	711,430
Daito Trust Construction Co. Ltd.	46,600	4,734,784
Daiwa House Industry Co. Ltd.	49,700	1,232,106
Daiwa Securities Group, Inc.	94,000	608,227
Denso Corp.	1,800	76,246
Disco Corp.	38,300	2,693,705
Dowa Holdings Co. Ltd.	141,000	1,068,476
East Japan Railway Co.	47,500	4,002,617

80	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	International TILTS Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Electric Power Development Co. Ltd.	3,400	$103,766
FANUC Corp.	22,500	3,461,370
Fast Retailing Co. Ltd.	5,100	2,074,471
Fuji Electric Co. Ltd.	71,000	257,494
Fuji Heavy Industries Ltd.	430,600	15,494,918
FUJIFILM Holdings Corp.	110,300	4,123,251
Fujitsu General Ltd.	231,000	2,519,667
GungHo Online Entertainment, Inc.	42,200	125,354
Hankyu Hanshin Holdings, Inc.	150,000	917,409
Haseko Corp.	339,100	3,841,441
Hazama Ando Corp.	122,800	785,509
Hitachi Capital Corp.	5,300	129,357
Hitachi Metals Ltd.	32,000	371,613
Honda Motor Co. Ltd.	16,300	486,501
Hoya Corp.	299,100	9,796,089
Hulic Co. Ltd.	21,800	197,209
Ichigo Group Holdings Co Ltd. (c)	25,000	58,333
Iida Group Holdings Co. Ltd.	42,100	658,631
Isuzu Motors Ltd.	55,200	554,320
ITOCHU Corp.	61,300	648,016
Izumi Co., Ltd.	700	28,335
Japan Aviation Electronics Industry, Ltd.	5,000	75,101
Japan Display, Inc. (b)	15,300	44,074
Japan Exchange Group, Inc.	10,600	154,953
Japan Petroleum Exploration Co.	47,800	1,262,782
Japan Real Estate Investment Corp.	123	566,572
Japan Tobacco, Inc.	387,800	12,029,621
JTEKT Corp.	11,000	154,011
Kaken Pharmaceutical Co. Ltd.	9,000	835,358
The Kansai Electric Power Co., Inc. (b)	40,500	450,247
Kao Corp.	66,700	3,023,567
KDDI Corp.	212,000	4,745,218
Kenedix, Inc.	30,900	102,897
Kewpie Corp.	1,200	23,868
Keyence Corp.	700	312,605
Kikkoman Corp.	60,000	1,652,587
Kirin Holdings Co. Ltd.	3,500	45,909
Kubota Corp.	4,000	55,050
Kumagai Gumi Co., Ltd.	13,000	40,661
KYB Co. Ltd.	87,000	229,986
Kyushu Electric Power Co., Inc. (b)	13,400	146,200
Lawson, Inc.	19,100	1,409,247
Lintec Corp.	54,300	1,142,640
Mazda Motor Corp.	5,800	91,648
Miraca Holdings, Inc.	2,100	89,057
Mitsubishi Electric Corp.	600,000	5,496,320
Mitsubishi Estate Co. Ltd.	117,000	2,390,018
Mitsubishi Gas Chemical Co., Inc.	56,000	258,501
Mitsubishi Heavy Industries Ltd.	50,000	223,612

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Motors Corp.	55,500	$424,481
Mitsubishi Tanabe Pharma Corp.	12,300	217,066
Mitsubishi UFJ Financial Group, Inc.	18,400	111,177
Mitsui & Co. Ltd.	208,000	2,337,815
Mitsui Fudosan Co. Ltd.	17,000	465,993
Mixi, Inc. (c)	4,200	143,737
Mizuho Financial Group, Inc.	5,329,600	9,969,552
Murata Manufacturing Co. Ltd.	99,600	12,865,780
Nabtesco Corp.	1,400	25,578
Nexon Co. Ltd. (c)	192,600	2,574,979
NGK Spark Plug Co. Ltd.	11,600	266,287
NH Foods Ltd.	240,000	4,897,652
Nidec Corp.	1,100	75,643
Nihon M&A Center, Inc.	700	30,590
Nippon Kayaku Co. Ltd.	13,000	135,351
Nippon Steel & Sumitomo Metal	99,900	1,820,452
Nippon Telegraph & Telephone Corp.	279,400	9,841,476
Nippon Yusen KK	30,000	69,523
Nishimatsu Construction Co. Ltd.	32,000	133,061
Nissan Chemical Industries Ltd.	77,600	1,706,300
Nissan Motor Co. Ltd.	1,431,100	13,158,388
Nissin Foods Holdings Co. Ltd.	7,200	331,221
NOK Corp.	2,200	47,599
Nomura Holdings, Inc.	37,400	217,083
Nomura Real Estate Holdings, Inc.	142,700	2,868,848
NSK Ltd.	3,900	37,803
NTT DoCoMo, Inc.	248,600	4,193,147
Obic Co. Ltd.	61,500	2,813,271
Oki Electric Industry Co. Ltd.	1,377,000	2,147,266
Omron Corp.	48,200	1,450,926
Oriental Land Co. Ltd. (c)	54,000	3,015,524
ORIX Corp.	570,100	7,353,910
OSG Corp.	28,700	543,391
Otsuka Holdings Co. Ltd.	42,100	1,344,318
Panasonic Corp.	55,300	559,643
Park24 Co. Ltd.	1,900	35,659
Penta-Ocean Construction Co., Ltd.	7,200	33,797
Pigeon Corp.	9,800	228,985
Pola Orbis Holdings, Inc.	500	31,095
Resona Holdings, Inc.	747,500	3,808,695
Santen Pharmaceutical Co. Ltd.	15,600	209,439
SBI Holdings, Inc.	24,500	276,824
Secom Co. Ltd.	2,900	174,408
Seiko Holdings Corp.	55,000	319,819
Sekisui Chemical Co. Ltd.	5,000	52,628
Senshu Ikeda Holdings, Inc.	84,100	365,073
Shimano, Inc. (c)	2,200	309,091
Shin-Etsu Chemical Co. Ltd.	29,100	1,492,365
Shionogi & Co. Ltd.	103,800	3,720,726
Skylark Co., Ltd. (c)	29,900	389,444
SMC Corp.	2,100	459,813

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	81

Schedule of Investments (continued)	International TILTS Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Softbank Corp.	4,400	$203,455
Sompo Japan Nipponkoa Holdings, Inc.	23,800	691,267
Sotetsu Holdings, Inc.	6,000	32,819
Start Today Co. Ltd.	2,900	95,991
Sumitomo Chemical Co. Ltd.	21,000	106,191
Sumitomo Dainippon Pharma Co. Ltd. (c)	39,000	389,889
Sumitomo Electric Industries Ltd.	116,200	1,486,565
Sumitomo Metal Mining Co. Ltd.	34,000	386,232
Sumitomo Mitsui Construction Co., Ltd.	24,200	29,249
Sumitomo Mitsui Trust Holdings, Inc.	2,308,000	8,458,923
Sumitomo Realty & Development Co. Ltd.	16,000	509,239
Sundrug Co. Ltd.	1,600	84,229
Suntory Beverage & Food Ltd.	3,000	115,257
Tadano Ltd.	339,000	3,762,542
Takata Corp. (b)(c)	17,900	196,667
Takeda Pharmaceutical Co. Ltd.	21,000	921,317
TDK Corp.	1,400	79,181
Teijin Ltd.	44,000	133,649
Terumo Corp.	2,300	65,096
Tohoku Electric Power Co., Inc.	18,600	252,058
Tokio Marine Holdings, Inc.	394,100	14,723,565
The Tokyo Electric Power Co., Inc. (b)	148,700	993,260
Tokyo Electron Ltd.	1,700	80,266
Tokyo Gas Co. Ltd.	84,000	406,334
Tokyo Steel Manufacturing Co. Ltd.	210,900	1,153,252
Toshiba Corp. (b)	89,000	224,214
Tosoh Corp. (c)	198,000	952,892
Toto Ltd.	2,500	77,909
Toyo Suisan Kaisha Ltd.	2,000	75,824
Toyota Motor Corp.	171,900	10,064,387
TS Tech Co. Ltd.	32,800	894,607
United Arrows Ltd.	2,500	103,189
USS Co. Ltd.	4,900	81,497
West Japan Railway Co.	30,600	1,917,884
Yakult Honsha Co. Ltd.	5,400	268,987
Yokogawa Electric Corp.	2,200	23,028
Zeon Corp.	208,000	1,642,614

		299,667,278
Netherlands — 6.1%
Aegon NV	46,435	266,265
Altice NV Class A (b)	75,080	1,570,922
Altice NV Class B (b)	27,897	622,351
ASM International NV	15,463	501,867
Eurocommercial Properties NV CVA	33,037	1,443,983
Euronext NV (d)	15,948	680,275
GrandVision NV (d)	11,099	284,888

Common Stocks	Shares	Value
Netherlands (continued)
Heineken Holding NV	10,343	$737,418
Heineken NV	31,378	2,540,633
ING Groep NV CVA	1,158,089	16,369,709
Koninklijke Ahold NV	225,375	4,396,622
Koninklijke BAM Groep NV (b)	8,693	40,665
Koninklijke DSM NV	68,313	3,152,754
Koninklijke Philips Electronics NV	366,290	8,617,648
NN Group NV	105,473	3,027,836
Reed Elsevier NV	107,325	1,753,365
Royal Dutch Shell PLC, A Shares	206,020	4,886,755
Royal Dutch Shell PLC, Class A	310,687	7,334,395
Royal Dutch Shell PLC, Class B	248,711	5,880,832
TKH Group NV	1,206	43,744
Unilever NV CVA	327,495	13,127,631
Wereldhave NV	4,646	268,174

		77,548,732
New Zealand — 0.0%
Auckland International Airport Ltd.	12,753	39,923
Contact Energy Ltd.	44,734	141,961
Vector Ltd.	27,948	56,282

		238,166
Norway — 1.3%
Aker Solutions ASA	25,655	88,788
Fred Olsen Energy ASA (b)(c)	21	109
Marine Harvest ASA (b)	3,505	44,591
Norsk Hydro ASA	2,177,779	7,261,939
Orkla ASA	222,383	1,644,585
Seadrill Ltd.	12,405	72,448
Statoil ASA	262,570	3,828,030
Storebrand ASA (b)	7,968	26,135
Subsea 7 SA (b)	9,021	67,905
Telenor ASA	79,429	1,484,255
Yara International ASA	57,815	2,306,393

		16,825,178
Singapore — 2.9%
Ascendas Real Estate Investment Trust	108,500	178,748
CapitaCommercial Trust	2,135,300	2,016,041
CapitaLand Ltd.	823,900	1,555,703
CapitaMall Trust	328,300	438,993
City Developments Ltd. (c)	391,900	2,123,486
ComfortDelGro Corp. Ltd.	2,382,400	4,812,878
DBS Group Holdings Ltd.	209,500	2,391,302
Ezion Holdings Ltd.	197,600	90,848
Global Logistic Properties Ltd.	101,300	145,640
Jardine Cycle & Carriage Ltd.	1,900	36,100
Noble Group Ltd. (c)	44	13
Oversea-Chinese Banking Corp. Ltd. (c)	623,100	3,858,409
Singapore Airlines Ltd.	277,000	2,085,210

82	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	International TILTS Master Portfolio

Common Stocks	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	4,864,300	$12,312,092
Wilmar International Ltd.	52,400	94,814
Yangzijiang Shipbuilding Holdings Ltd.	5,413,600	4,328,727

		36,469,004
Spain — 5.5%
Abengoa SA, B Shares (c)	56,588	52,727
ACS Actividades de Construccion y Servicios SA (c)	89,331	2,570,231
Aena SA (b)(d)	19,668	2,175,562
Amadeus IT Holding SA, Class A	13,977	598,846
Banco Bilbao Vizcaya Argentaria SA	400,380	3,385,545
Banco de Sabadell SA	100,290	184,589
Banco Popular Espanol SA (c)	362,163	1,322,993
Bankinter SA	139,691	1,029,128
CaixaBank SA (c)	1,177,277	4,543,405
CaixaBank SA (b)(c)	12,243	47,130
Ebro Foods SA	5,471	107,456
EDP Renovaveis SA	12,578	82,659
Ferrovial SA (c)	25,624	612,930
Gamesa Corp. Tecnologica SA	246,157	3,417,108
Grifols SA (c)	37,817	1,563,579
Iberdrola SA	2,479,947	16,524,425
Inditex SA	241,369	8,093,455
Inmobiliaria Colonial SA (b)	87,924	61,241
Mediaset Espana Comunicacion SA	146,248	1,598,773
Repsol SA (c)	620,985	7,242,643
Sacyr SA (c)	44,855	99,434
Tecnicas Reunidas SA	26,551	1,175,805
Telefonica SA	1,139,095	13,819,478

		70,309,142
Sweden — 2.8%
Assa Abloy AB	39,948	716,498
Axfood AB	1,472	24,316
Boliden AB	14,897	233,260
Castellum AB	10,486	147,605
Fabege AB	1,785	26,191
Hennes & Mauritz AB, Class B	332,154	12,135,702
Intrum Justitia AB	365,809	12,654,072
Investment AB Kinnevik, Class B	24,391	697,223
Investor AB, Class B	47,910	1,646,234
Lundin Petroleum AB (b)	4,460	57,561
Peab AB	31,412	218,490
Skandinaviska Enskilda Banken AB, Class A	378,572	4,048,909
Skanska AB, Class B	56,850	1,116,119
Svenska Cellulosa AB, B Shares	2,711	75,860
Swedbank AB, Class A	20,852	461,253

Common Stocks	Shares	Value
Sweden (continued)
TeliaSonera AB	179,387	$968,292
Volvo AB, Class B	79,253	759,176

		35,986,761
Switzerland — 9.8%
Actelion Ltd., Registered Shares (b)	12,256	1,557,688
Adecco SA, Registered Shares (b)	1,705	124,867
Baloise Holding AG, Registered Shares	56,755	6,504,351
BB Biotech AG, Registered Shares (b)(c)	1,129	301,402
Cie Financiere Richemont SA, Registered Shares	65,581	5,102,918
EMS-Chemie Holding AG, Registered Shares	860	353,804
Flughafen Zuerich AG, Registered Shares	442	307,644
Galenica AG	83	105,755
Givaudan SA, Registered Shares (b)	234	380,756
Glencore PLC (b)(c)	948,896	1,317,128
Lonza Group AG, Registered Shares (b)	1,082	141,976
Nestle SA, Registered Shares	378,100	28,435,252
Novartis AG, Registered Shares	266,678	24,510,866
Roche Holding AG	114,579	30,417,466
Swiss Life Holding AG, Registered Shares (b)	51,668	11,525,333
Swiss Prime Site AG, Registered Shares (b)	5,169	377,667
Swiss Re AG	53,605	4,599,156
Swisscom AG, Registered Shares	808	403,246
Syngenta AG, Registered Shares	2,119	678,950
UBS Group AG	4,522	83,603
Zurich Insurance Group AG (b)	29,488	7,239,486

		124,469,314
United Kingdom — 14.4%
Anglo American PLC	60,563	505,889
AstraZeneca PLC	133,729	8,480,901
Aviva PLC	75,660	517,481
Babcock International Group PLC	198,647	2,748,124
Barclays PLC	670,586	2,481,695
Berkeley Group Holdings PLC	711	35,991
BG Group PLC	139,852	2,017,488
BHP Billiton PLC	228,210	3,473,725
BP PLC	1,226,565	6,222,816
British American Tobacco PLC	54,283	2,995,103
Britvic PLC	578,905	5,949,418
BT Group PLC	1,930,381	12,285,986
BTG PLC (b)	16,870	166,968
Burberry Group PLC	47,705	988,860
Capita PLC	71,503	1,298,637

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	83

Schedule of Investments (continued)	International TILTS Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Centrica PLC	851,385	$2,957,731
Close Brothers Group PLC	65,205	1,474,862
Derwent London PLC	8,282	456,510
Diageo PLC	169,126	4,543,891
Dixons Carphone PLC	197,406	1,268,726
DS Smith PLC	5,010	29,929
easyJet PLC	116,630	3,148,317
Fiat Chrysler Automobiles NV (b)	481,905	6,263,580
GlaxoSmithKline PLC	154,383	2,963,209
Hammerson PLC	99,744	941,849
Hikma Pharmaceuticals PLC	96,087	3,319,204
Howden Joinery Group PLC	217,098	1,602,036
HSBC Holdings PLC	2,375,159	17,917,513
Imperial Tobacco Group PLC	54,960	2,841,363
Inchcape PLC	57,505	626,613
Indivior PLC	117,792	404,581
Intermediate Capital Group PLC	44,044	344,504
ITV PLC	2,883,443	10,745,005
J. Sainsbury PLC (c)	935,395	3,699,346
Land Securities Group PLC	7,694	146,678
Legal & General Group PLC	544,419	1,963,048
Lloyds Banking Group PLC	10,379,691	11,816,868
Man Group PLC	25,758	59,791
Mondi PLC	18,961	397,407
National Grid PLC	189,950	2,645,459
Old Mutual PLC	25,164	72,116
Paragon Group of Cos. PLC	182,560	1,092,201
Persimmon PLC (b)	1,283	39,050
Provident Financial PLC	32,596	1,550,594
Prudential PLC	71,086	1,499,667
Qinetiq Group PLC	160,641	548,890
Reckitt Benckiser Group PLC	7,283	660,464
Rightmove PLC	27,106	1,499,147
Rio Tinto PLC	115,476	3,874,584
SABMiller PLC	56,440	3,196,072
Schroders PLC	38,580	1,639,344
Segro PLC	52,043	338,596
Severn Trent PLC	42,820	1,416,487
Sky PLC	717,445	11,350,715
Spirax-Sarco Engineering PLC (c)	18,721	794,554
SSE PLC	438,619	9,927,271
Standard Chartered PLC	162,769	1,579,662
Standard Life PLC	156,376	918,421
Tate & Lyle PLC	294,505	2,624,246
Thomas Cook Group PLC (b)	364,539	639,348

Common Stocks	Shares	Value
United Kingdom (continued)
Unilever PLC	29,197	$1,189,187
The UNITE Group PLC	12,350	122,105
United Utilities Group PLC	4,676	65,539
Vedanta Resources PLC (c)	47,787	307,827
Vodafone Group PLC	1,330,552	4,196,671

		183,889,860
Total Common Stocks — 97.2%		1,239,544,761

Rights — 0.0%
Spain — 0.0%
Banco Popular Espanol SA (Expires 09/25/15) (b)(c)	354,018	9,098
Total Long-Term Investments (Cost — $1,342,834,127) — 97.2%		1,239,553,859

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%, (e)(f)	4,985,376	4,985,376
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (e)(f)(g)	30,399,993	30,399,993
Total Short-Term Securities (Cost — $35,385,369) — 2.8%		35,385,369
Total Investments (Cost — $1,378,219,496*) — 100.0%		1,274,939,228
Liabilities in Excess of Other Assets — (0.0)%		(570,848)

Net Assets — 100.0%		$1,274,368,380

*	As of September 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,387,722,151

Gross unrealized appreciation	$40,770,358
Gross unrealized depreciation	(153,553,281)

Net unrealized depreciation	$(112,782,923)

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

84	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	International TILTS Master Portfolio

(e)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Net Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,215,771	(230,395)	4,985,376	$12,904
BlackRock Cash Funds: Prime, SL Agency Shares	3,749,270	26,650,723	30,399,993	$493,513

(f)	Represents the current yield as of report date.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

BAM	Build America Mutual Assurance Co.
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
NOK	Norwegian Krone
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End
Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Depreciation
105	Yen Denom Nikkei Index	December 2015	USD	7,656,296	$(299,087)
33	SPI 200 Index	December 2015	USD	2,899,392	(22,205)
406	Euro Stoxx 50 Index	December 2015	USD	14,022,761	(355,132)
85	FTSE 100 Index	December 2015	USD	7,738,810	(78,464)
Total					$(754,888)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	85

Schedule of Investments (continued)	International TILTS Master Portfolio

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments . These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$100,457,528	—	$100,457,528
Austria	—	2,951,671	—	2,951,671
Belgium	—	12,687,565	—	12,687,565
Denmark	—	17,597,088	—	17,597,088
Finland	—	14,234,272	—	14,234,272
France	$23,928	84,367,520	—	84,391,448
Germany	—	68,196,362	—	68,196,362
Hong Kong	—	38,524,191	—	38,524,191
Ireland	—	8,882,799	—	8,882,799
Isle of Man	—	143,337	—	143,337
Israel	—	97,654	—	97,654
Italy	868,106	45,109,305	—	45,977,411
Japan	—	299,667,278	—	299,667,278
Netherlands	18,562,982	58,985,750	—	77,548,732
New Zealand	56,282	181,884	—	238,166
Norway	—	16,825,178	—	16,825,178
Singapore	—	36,469,004	—	36,469,004
Spain	—	70,309,142	—	70,309,142
Sweden	—	35,986,761	—	35,986,761
Switzerland	—	124,469,314	—	124,469,314
United Kingdom	—	183,889,860	—	183,889,860

86	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	International TILTS Master Portfolio

	Level 1	Level 2	Level 3	Total
Rights	—	$9,098	—	$9,098
Short-Term Securities	35,385,369	—	—	35,385,369

Total	$54,896,667	$1,220,042,561	—	$1,274,939,228

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Equity contracts	$(754,888)	—	—	$(754,888)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,381,910	—	—	$2,381,910
Foreign currency at value	28,766,300	—	—	28,766,300
Liabilities:
Collateral on securities loaned at value	—	$(30,399,993)	—	(30,399,993)

Total	$31,148,210	$(30,399,993)	—	$748,217

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	87

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
B/E Aerospace, Inc.	18,461	$810,438
Boeing Co.	117,946	15,445,029
General Dynamics Corp.	49,728	6,859,978
Hexcel Corp.	16,203	726,867
Honeywell International, Inc.	133,329	12,624,923
Huntington Ingalls Industries, Inc.	8,445	904,882
L-3 Communications Holdings, Inc.	14,193	1,483,452
Lockheed Martin Corp. (a)	46,282	9,594,721
Northrop Grumman Corp.	33,053	5,485,145
Orbital ATK, Inc.	10,201	733,146
Precision Castparts Corp.	23,577	5,415,873
Raytheon Co.	52,046	5,686,546
Rockwell Collins, Inc.	22,617	1,850,975
Spirit Aerosystems Holdings, Inc., Class A (b)	24,065	1,163,302
Textron, Inc.	47,486	1,787,373
TransDigm Group, Inc. (a)(b)	9,096	1,932,081
Triumph Group, Inc.	8,618	362,645
United Technologies Corp.	151,834	13,511,708

		86,379,084
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	25,001	1,694,568
Expeditors International of Washington, Inc.	32,908	1,548,322
FedEx Corp.	48,398	6,968,344
United Parcel Service, Inc., Class B	119,657	11,808,949

		22,020,183
Airlines — 0.7%
Alaska Air Group, Inc.	22,261	1,768,636
American Airlines Group, Inc.	118,165	4,588,347
Copa Holdings SA, Class A (a)	5,301	222,271
Delta Air Lines, Inc.	139,229	6,247,205
JetBlue Airways Corp. (a)(b)	53,431	1,376,917
Southwest Airlines Co.	113,986	4,336,027
Spirit Airlines, Inc. (b)	12,309	582,216
United Continental Holdings, Inc. (b)	65,155	3,456,473

		22,578,092
Auto Components — 0.4%
Allison Transmission Holdings, Inc.	30,088	803,049
BorgWarner, Inc. (a)	38,808	1,614,025
Delphi Automotive PLC	49,248	3,744,818
Gentex Corp. (a)	49,475	766,862
Goodyear Tire & Rubber Co.	45,717	1,340,880
Johnson Controls, Inc.	111,689	4,619,457
Lear Corp.	13,139	1,429,260
Visteon Corp. (b)	6,789	687,318

		15,005,669
Automobiles — 0.7%
Ford Motor Co.	665,953	9,036,982

Common Stocks	Shares	Value
Automobiles (continued)
General Motors Co.	274,127	$8,229,293
Harley-Davidson, Inc. (a)	35,564	1,952,464
Tesla Motors, Inc. (a)(b)	16,633	4,131,637
Thor Industries, Inc. (a)	7,940	411,292

		23,761,668
Banks — 3.7%
Associated Banc-Corp (a)	26,409	474,570
Bank of America Corp.	1,791,243	27,907,566
Bank of Hawaii Corp. (a)	7,565	480,302
BankUnited, Inc. (a)	17,599	629,164
BB&T Corp.	132,317	4,710,485
BOK Financial Corp. (a)	5,061	327,497
CIT Group, Inc.	29,525	1,181,886
Citizens Financial Group, Inc.	52,837	1,260,691
City National Corp.	8,120	715,047
Comerica, Inc.	30,082	1,236,370
Commerce Bancshares, Inc. (a)	14,008	638,205
Cullen/Frost Bankers, Inc. (a)	9,254	588,369
East West Bancorp, Inc.	24,775	951,856
Fifth Third Bancorp	138,143	2,612,284
First Horizon National Corp. (a)	39,935	566,278
First Niagara Financial Group, Inc.	60,837	621,146
First Republic Bank	24,519	1,539,058
Huntington Bancshares, Inc. (a)	139,424	1,477,894
KeyCorp	144,984	1,886,242
M&T Bank Corp. (a)	22,680	2,765,826
PacWest Bancorp (a)	17,121	732,950
PNC Financial Services Group, Inc. (c)	88,336	7,879,571
Popular, Inc.	17,827	538,910
Regions Financial Corp.	228,748	2,061,020
Signature Bank (b)	8,643	1,188,931
SunTrust Banks, Inc.	86,681	3,314,681
SVB Financial Group (b)	8,769	1,013,170
Synovus Financial Corp.	22,556	667,658
TCF Financial Corp.	29,384	445,461
US Bancorp	285,724	11,717,541
Wells Fargo & Co.	794,616	40,803,532
Zions Bancorporation (a)	34,966	962,964

		123,897,125
Beverages — 2.0%
Brown-Forman Corp., Class A	4,716	504,565
Brown-Forman Corp., Class B	21,510	2,084,319
Coca-Cola Co.	668,810	26,832,657
Coca-Cola Enterprises, Inc.	39,815	1,925,055
Constellation Brands, Inc., Class A	27,902	3,493,609
Dr Pepper Snapple Group, Inc.	32,702	2,585,093
Molson Coors Brewing Co., Class B	23,573	1,957,031
Monster Beverage Corp. (b)	25,518	3,448,503
PepsiCo, Inc.	251,756	23,740,591

		66,571,423

88	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Biotechnology — 3.0%
Agios Pharmaceuticals, Inc. (a)(b)	4,599	$324,643
Alexion Pharmaceuticals, Inc. (a)(b)	36,802	5,755,465
Alkermes PLC (b)	25,573	1,500,368
Alnylam Pharmaceuticals, Inc. (b)	12,561	1,009,402
Amgen, Inc.	129,682	17,937,614
Baxalta, Inc.	92,829	2,925,042
Biogen, Inc. (b)	40,121	11,707,709
BioMarin Pharmaceutical, Inc. (a)(b)	27,348	2,880,291
Bluebird Bio, Inc. (a)(b)	6,007	513,899
Celgene Corp. (a)(b)	135,279	14,633,129
Gilead Sciences, Inc.	250,657	24,612,011
Incyte Corp. (b)	26,684	2,944,046
Intercept Pharmaceuticals, Inc. (a)(b)	2,746	455,452
Intrexon Corp. (a)(b)	7,450	236,910
Isis Pharmaceuticals, Inc. (a)(b)	20,664	835,239
Juno Therapeutics, Inc. (a)(b)	1,920	78,125
Medivation, Inc. (b)	26,686	1,134,155
Opko Health, Inc. (a)(b)	50,816	427,363
Puma Biotechnology, Inc. (a)(b)	4,457	335,879
Regeneron Pharmaceuticals, Inc. (b)	13,380	6,223,573
Seattle Genetics, Inc. (a)(b)	17,991	693,733
United Therapeutics Corp. (b)	7,850	1,030,234
Vertex Pharmaceuticals, Inc. (b)	41,575	4,329,620

		102,523,902
Building Products — 0.2%
Allegion PLC	16,532	953,235
AO Smith Corp.	12,911	841,668
Armstrong World Industries, Inc. (b)	6,974	332,939
Fortune Brands Home & Security, Inc. (a)	27,105	1,286,675
Lennox International, Inc. (a)	6,795	770,077
Masco Corp.	59,929	1,509,012
Owens Corning	19,814	830,405
USG Corp. (b)	15,937	424,243

		6,948,254
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (b)	9,385	1,604,741
Ameriprise Financial, Inc. (a)	30,937	3,376,155
Artisan Partners Asset Management, Inc., Class A (a)	5,713	201,269
Bank of New York Mellon Corp.	191,286	7,488,847
BlackRock, Inc. (c)	21,398	6,365,263
Charles Schwab Corp.	195,406	5,580,795
E*Trade Financial Corp. (b)	49,065	1,291,881
Eaton Vance Corp. (a)	19,821	662,418
Federated Investors, Inc., Class B (a)	16,165	467,169
Franklin Resources, Inc. (a)	66,154	2,464,898
Goldman Sachs Group, Inc.	73,685	12,803,506

Common Stocks	Shares	Value
Capital Markets (continued)
Invesco Ltd.	73,462	$2,294,218
Lazard Ltd., Class A	11,481	497,127
Legg Mason, Inc.	16,394	682,154
LPL Financial Holdings, Inc. (a)	14,108	561,075
Morgan Stanley	261,464	8,236,116
Northern Trust Corp.	39,804	2,713,041
NorthStar Asset Management Group, Inc.	33,198	476,723
Raymond James Financial, Inc. (a)	21,766	1,080,247
SEI Investments Co.	23,809	1,148,308
State Street Corp.	70,217	4,719,285
T. Rowe Price Group, Inc.	44,446	3,088,997
TD Ameritrade Holding Corp. (a)	45,947	1,462,952
Waddell & Reed Financial, Inc., Class A (a)	14,418	501,314

		69,768,499
Chemicals — 2.1%
Air Products & Chemicals, Inc.	36,631	4,673,383
Airgas, Inc.	11,632	1,039,087
Albemarle Corp. (a)	19,423	856,554
Ashland, Inc.	11,476	1,154,715
Axalta Coating Systems, Ltd. (b)	17,402	440,967
Cabot Corp.	11,289	356,281
Celanese Corp., Series A (a)	26,309	1,556,703
CF Industries Holdings, Inc.	40,254	1,807,405
Chemours Co. (a)	29,717	192,269
Cytec Industries, Inc.	11,989	885,388
Dow Chemical Co.	193,586	8,208,046
E.I. du Pont de Nemours & Co.	154,398	7,441,984
Eastman Chemical Co.	25,474	1,648,677
Ecolab, Inc. (a)	45,031	4,940,801
FMC Corp. (a)	23,116	783,864
Huntsman Corp.	34,460	333,917
International Flavors & Fragrances, Inc.	13,956	1,441,097
LyondellBasell Industries NV, Class A	65,674	5,474,585
Monsanto Co.	81,205	6,930,035
Mosaic Co.	59,551	1,852,632
NewMarket Corp. (a)	1,457	520,149
Platform Specialty Products Corp. (a)(b)	22,176	280,526
PPG Industries, Inc.	46,368	4,066,010
Praxair, Inc.	49,175	5,008,965
RPM International, Inc.	22,916	959,951
Scotts Miracle-Gro Co., Class A	7,794	474,031
Sherwin-Williams Co.	13,812	3,077,037
Sigma-Aldrich Corp.	20,409	2,835,218
Valspar Corp. (a)	13,951	1,002,798
Westlake Chemical Corp.	7,126	369,768
WR Grace & Co. (b)	12,394	1,153,262

		71,766,105

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	89

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.5%
ADT Corp. (a)	29,673	$887,223
Cintas Corp. (a)	16,158	1,385,548
Clean Harbors, Inc. (a)(b)	10,133	445,548
Copart, Inc. (b)	21,343	702,185
Covanta Holding Corp. (a)	20,254	353,432
Iron Mountain, Inc.	36,058	1,118,519
KAR Auction Services, Inc.	24,643	874,826
Pitney Bowes, Inc. (a)	34,142	677,719
Republic Services, Inc.	41,513	1,710,336
Rollins, Inc.	16,476	442,710
RR Donnelley & Sons Co. (a)	35,723	520,127
Stericycle, Inc. (a)(b)	14,516	2,022,224
Tyco International PLC	71,812	2,402,830
Waste Connections, Inc.	21,336	1,036,503
Waste Management, Inc.	78,087	3,889,513

		18,469,243
Communications Equipment — 1.5%
Arista Networks, Inc. (a)(b)	5,874	359,430
ARRIS Group, Inc. (b)	23,170	601,725
Brocade Communications Systems, Inc.	70,111	727,752
Cisco Systems, Inc.	867,452	22,770,615
CommScope Holding Co., Inc. (b)	18,033	541,531
EchoStar Corp., Class A (b)	7,866	338,474
F5 Networks, Inc. (b)	12,419	1,438,120
Harris Corp.	21,238	1,553,560
Juniper Networks, Inc.	67,600	1,737,996
Lumentum Holdings, Inc. (b)	7,535	127,718
Motorola Solutions, Inc.	30,139	2,060,905
Palo Alto Networks, Inc. (b)	12,378	2,129,016
QUALCOMM, Inc.	278,041	14,939,143
Viavi Solutions, Inc. (b)	37,678	202,331

		49,528,316
Construction & Engineering — 0.1%
AECOM (a)(b)	25,224	693,912
Chicago Bridge & Iron Co. NV	16,430	651,614
Fluor Corp.	24,979	1,057,861
Jacobs Engineering Group, Inc. (b)	21,040	787,527
KBR, Inc.	25,207	419,949
Quanta Services, Inc. (a)(b)	35,462	858,535

		4,469,398
Construction Materials — 0.1%
Eagle Materials, Inc.	8,502	581,707
Martin Marietta Materials, Inc. (a)	11,545	1,754,263
Vulcan Materials Co.	22,650	2,020,380

		4,356,350
Consumer Finance — 0.8%
Ally Financial, Inc. (b)	82,468	1,680,698
American Express Co.	147,393	10,926,243
Capital One Financial Corp.	93,199	6,758,792

Common Stocks	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp. (b)	1,530	$301,211
Discover Financial Services	75,474	3,923,893
Navient Corp.	67,167	754,957
Santander Consumer USA Holdings, Inc. (b)	15,898	324,637
SLM Corp. (b)	72,466	536,248
Springleaf Holdings, Inc. (b)	9,137	399,470
Synchrony Financial (b)	21,714	679,648

		26,285,797
Containers & Packaging — 0.4%
Aptargroup, Inc.	10,573	697,395
Avery Dennison Corp.	15,794	893,467
Ball Corp.	23,716	1,475,135
Bemis Co., Inc.	16,442	650,610
Crown Holdings, Inc. (b)	23,716	1,085,007
Graphic Packaging Holding Co.	55,483	709,628
Owens-Illinois, Inc. (a)(b)	27,574	571,333
Packaging Corp. of America	16,852	1,013,816
Sealed Air Corp.	35,998	1,687,586
Silgan Holdings, Inc.	7,169	373,075
Sonoco Products Co.	17,096	645,203
WestRock Co.	44,563	2,292,321

		12,094,576
Distributors — 0.1%
Genuine Parts Co. (a)	25,960	2,151,824
LKQ Corp. (b)	52,367	1,485,128

		3,636,952
Diversified Consumer Services — 0.1%
H&R Block, Inc.	46,423	1,680,513
Service Corp. International	34,913	946,142
ServiceMaster Global Holdings, Inc. (b)	17,490	586,789

		3,213,444
Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B (b)	317,218	41,365,227
CBOE Holdings, Inc. (a)	14,045	942,139
Citigroup, Inc.	517,505	25,673,423
CME Group, Inc.	54,678	5,070,838
Equity Commonwealth (b)	22,184	604,292
Interactive Brokers Group, Inc., Class A	10,114	399,200
IntercontinentalExchange Group, Inc.	18,986	4,461,520
JPMorgan Chase & Co.	632,965	38,591,876
Leucadia National Corp. (a)	55,858	1,131,683
McGraw-Hill Financial, Inc.	46,683	4,038,080
Moody’s Corp.	30,277	2,973,201
MSCI, Inc.	19,192	1,141,156

90	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc.	19,959	$1,064,413

		127,457,048
Diversified Telecommunication Services — 2.1%
AT&T, Inc. (a)	1,038,264	33,826,641
CenturyLink, Inc.	96,154	2,415,388
Frontier Communications Corp. (a)	196,177	931,841
Level 3 Communications, Inc. (b)	49,346	2,155,927
Verizon Communications, Inc. (a)	695,629	30,266,818
Zayo Group Holdings, Inc. (a)(b)	24,300	616,248

		70,212,863
Electric Utilities — 1.6%
American Electric Power Co., Inc.	83,565	4,751,506
Duke Energy Corp.	117,949	8,485,251
Edison International	55,571	3,504,863
Entergy Corp.	30,651	1,995,380
Eversource Energy (a)	54,179	2,742,541
Exelon Corp.	146,895	4,362,782
FirstEnergy Corp.	71,981	2,253,725
Great Plains Energy, Inc.	26,160	706,843
Hawaiian Electric Industries, Inc.	18,454	529,445
ITC Holdings Corp.	26,060	868,840
NextEra Energy, Inc.	75,750	7,389,413
OGE Energy Corp.	34,541	945,042
Pepco Holdings, Inc.	43,390	1,050,906
Pinnacle West Capital Corp.	18,953	1,215,645
PPL Corp.	113,953	3,747,914
Southern Co. (a)	154,914	6,924,656
Westar Energy, Inc. (a)	23,719	911,758
Xcel Energy, Inc.	86,460	3,061,549

		55,448,059
Electrical Equipment — 0.5%
Acuity Brands, Inc. (a)	7,342	1,289,108
AMETEK, Inc. (a)	41,194	2,155,270
Babcock & Wilcox Enterprises, Inc. (b)	8,608	144,614
Eaton Corp. PLC	79,669	4,087,020
Emerson Electric Co.	113,987	5,034,806
Hubbell, Inc., Class B (a)	10,018	851,029
Regal-Beloit Corp.	7,717	435,625
Rockwell Automation, Inc.	22,954	2,329,142
SolarCity Corp. (a)(b)	10,249	437,735

		16,764,349
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	52,690	2,685,082
Arrow Electronics, Inc. (b)	16,634	919,528
Avnet, Inc.	23,489	1,002,510
CDW Corp.	22,217	907,787
Cognex Corp.	14,983	514,966
Corning, Inc. (a)	214,660	3,674,979
Dolby Laboratories, Inc., Class A	8,014	261,256

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Fitbit, Inc., Series A (b)	7,174	$270,388
FLIR Systems, Inc.	23,729	664,175
Ingram Micro, Inc., Class A	26,430	719,953
IPG Photonics Corp. (a)(b)	5,954	452,325
Jabil Circuit, Inc.	32,929	736,622
Keysight Technologies, Inc. (b)	29,356	905,339
National Instruments Corp.	19,265	535,374
Trimble Navigation Ltd. (b)	45,256	743,104

		14,993,388
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	74,139	3,858,193
Cameron International Corp. (b)	32,667	2,003,140
Diamond Offshore Drilling, Inc.	10,333	178,761
Dril-Quip, Inc. (b)	6,780	394,732
Ensco PLC, Class A (a)	39,260	552,781
FMC Technologies, Inc. (b)	39,031	1,209,961
Frank’s International NV	5,536	84,867
Halliburton Co.	145,126	5,130,204
Helmerich & Payne, Inc. (a)	16,708	789,620
Nabors Industries Ltd.	55,597	525,392
National Oilwell Varco, Inc. (a)	66,155	2,490,736
Noble Corp. PLC (a)	41,661	454,521
Oceaneering International, Inc. (a)	16,631	653,266
Patterson-UTI Energy, Inc. (a)	25,992	341,535
Rowan Cos. PLC, Class A	22,126	357,335
RPC, Inc. (a)	9,362	82,854
Schlumberger Ltd.	216,566	14,936,557
Seadrill Ltd. (a)	64,702	381,742
Superior Energy Services, Inc.	26,678	336,943
Weatherford International PLC (a)(b)	131,109	1,111,804

		35,874,944
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	75,043	10,848,966
CVS Health Corp.	192,449	18,567,480
Kroger Co. (a)	167,219	6,031,589
Rite Aid Corp. (a)(b)	167,315	1,015,602
Sprouts Farmers Market, Inc. (a)(b)	26,312	555,183
Sysco Corp. (a)	101,273	3,946,609
Wal-Mart Stores, Inc.	269,415	17,468,869
Walgreens Boots Alliance, Inc.	146,634	12,185,285
Whole Foods Market, Inc. (a)	61,215	1,937,455

		72,557,038
Food Products — 1.7%
Archer-Daniels-Midland Co.	105,812	4,385,907
Blue Buffalo Pet Products, Inc. (b)	6,636	118,851
Bunge Ltd.	24,584	1,802,007
Campbell Soup Co. (a)	29,457	1,492,881
ConAgra Foods, Inc.	72,839	2,950,708
Flowers Foods, Inc. (a)	29,486	729,484
General Mills, Inc.	101,670	5,706,737

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	91

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
Hain Celestial Group, Inc. (a)(b)	17,658	$911,153
The Hershey Co. (a)	24,848	2,283,034
Hormel Foods Corp. (a)	22,734	1,439,290
Ingredion, Inc.	12,275	1,071,730
J.M. Smucker Co.	20,410	2,328,577
Kellogg Co.	42,595	2,834,697
Keurig Green Mountain, Inc. (a)	21,873	1,140,458
Kraft Heinz Co.	100,962	7,125,898
McCormick & Co., Inc. (a)	21,855	1,796,044
Mead Johnson Nutrition Co.	34,548	2,432,179
Mondelez International, Inc., Class A	277,438	11,616,329
Pilgrim’s Pride Corp. (a)	10,279	213,598
Pinnacle Foods, Inc.	20,281	849,368
Tyson Foods, Inc., Class A (a)	50,273	2,166,766
WhiteWave Foods Co. (b)	29,603	1,188,561

		56,584,257
Gas Utilities — 0.1%
AGL Resources, Inc.	20,599	1,257,363
Atmos Energy Corp.	17,500	1,018,150
National Fuel Gas Co. (a)	14,171	708,267
Questar Corp.	30,054	583,348
UGI Corp.	29,715	1,034,676

		4,601,804
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	253,924	10,212,823
Alere, Inc. (b)	14,337	690,327
Align Technology, Inc. (a)(b)	13,555	769,382
Baxter International, Inc.	92,829	3,049,433
Becton Dickinson & Co.	35,713	4,737,687
Boston Scientific Corp. (b)	228,667	3,752,425
C.R. Bard, Inc.	12,664	2,359,430
Cooper Cos., Inc.	8,174	1,216,782
DENTSPLY International, Inc.	23,847	1,205,943
DexCom, Inc. (a)(b)	13,583	1,166,236
Edwards Lifesciences Corp. (b)	18,346	2,608,251
Hill-Rom Holdings, Inc.	9,731	505,915
Hologic, Inc. (b)	42,203	1,651,403
IDEXX Laboratories, Inc. (a)(b)	16,060	1,192,455
Intuitive Surgical, Inc. (b)	6,287	2,889,379
Medtronic PLC	243,061	16,270,503
ResMed, Inc. (a)	23,959	1,220,951
Sirona Dental Systems, Inc. (b)	9,625	898,397
St. Jude Medical, Inc. (a)	47,958	3,025,670
Stryker Corp.	57,610	5,421,101
Teleflex, Inc. (a)	7,200	894,312
Varian Medical Systems, Inc. (a)(b)	16,884	1,245,702
Zimmer Biomet Holdings, Inc.	29,064	2,729,981

		69,714,488
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. (b)	8,772	581,320

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Aetna, Inc.	59,560	$6,516,460
AmerisourceBergen Corp.	37,470	3,559,275
Anthem, Inc.	44,926	6,289,640
Brookdale Senior Living, Inc. (b)	32,069	736,304
Cardinal Health, Inc. (a)	56,428	4,334,799
Centene Corp. (b)	20,282	1,099,893
Cigna Corp.	43,897	5,926,973
Community Health Systems, Inc. (b)	20,322	869,172
DaVita HealthCare Partners, Inc. (b)	30,091	2,176,482
Envision Healthcare Holdings, Inc. (b)	31,564	1,161,239
Express Scripts Holding Co. (b)	115,253	9,330,883
HCA Holdings, Inc. (b)	54,683	4,230,277
Health Net, Inc. (b)	12,964	780,692
Henry Schein, Inc. (a)(b)	14,294	1,897,100
Humana, Inc. (a)	25,547	4,572,913
Laboratory Corp. of America Holdings (b)	17,159	1,861,237
LifePoint Hospitals, Inc. (b)	7,551	535,366
McKesson Corp.	39,494	7,307,575
MEDNAX, Inc. (b)	15,953	1,225,031
Patterson Cos., Inc.	14,591	631,061
Premier, Inc., Class A (b)	6,053	208,042
Quest Diagnostics, Inc. (a)	24,655	1,515,543
Tenet Healthcare Corp. (a)(b)	16,575	611,949
UnitedHealth Group, Inc.	162,358	18,835,151
Universal Health Services, Inc., Class B	15,679	1,956,896
VCA, Inc. (b)	13,862	729,834

		89,481,107
Health Care Technology — 0.1%
Athenahealth, Inc. (a)(b)	6,508	867,842
Cerner Corp. (b)	51,111	3,064,616
IMS Health Holdings, Inc. (b)	22,641	658,853
Inovalon Holdings, Inc. (a)(b)	4,068	84,736
Veeva Systems, Inc., Class A (a)(b)	12,822	300,163

		4,976,210
Hotels, Restaurants & Leisure — 2.0%
ARAMARK	33,315	987,457
Brinker International, Inc. (a)	10,462	551,033
Carnival Corp.	72,447	3,600,616
Chipotle Mexican Grill, Inc. (b)	5,296	3,814,444
Choice Hotels International, Inc. (a)	6,398	304,865
Darden Restaurants, Inc.	21,690	1,486,632
Domino’s Pizza, Inc.	9,487	1,023,742
Dunkin’ Brands Group, Inc. (a)	16,119	789,831
Extended Stay America, Inc. (a)	9,609	161,239
Hilton Worldwide Holdings, Inc.	88,687	2,034,480
Hyatt Hotels Corp., Class A (b)	6,178	290,984

92	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	15,150	$232,249
Las Vegas Sands Corp.	62,356	2,367,657
Marriott International, Inc., Class A (a)	35,738	2,437,331
McDonald’s Corp.	163,485	16,108,177
MGM Resorts International (b)	75,217	1,387,754
Norwegian Cruise Line Holdings Ltd. (b)	22,347	1,280,483
Panera Bread Co., Class A (b)	4,263	824,507
Royal Caribbean Cruises Ltd. (a)	29,334	2,613,366
Six Flags Entertainment Corp. (a)	12,333	564,605
Starbucks Corp.	255,926	14,546,834
Starwood Hotels & Resorts Worldwide, Inc.	29,193	1,940,751
The Wendy’s Co.	36,372	314,618
Wyndham Worldwide Corp.	20,634	1,483,585
Wynn Resorts Ltd. (a)	13,858	736,137
Yum! Brands, Inc.	73,751	5,896,392

		67,779,769
Household Durables — 0.5%
D.R. Horton, Inc. (a)	56,299	1,652,939
Garmin Ltd.	19,831	711,536
GoPro, Inc., Class A (a)(b)	15,008	468,550
Harman International Industries, Inc.	12,068	1,158,407
Jarden Corp. (a)(b)	36,112	1,765,155
Leggett & Platt, Inc.	23,673	976,511
Lennar Corp., Class A (a)	29,999	1,443,852
Lennar Corp., Class B (a)	1,562	61,855
Mohawk Industries, Inc. (b)	10,547	1,917,339
Newell Rubbermaid, Inc.	45,945	1,824,476
NVR, Inc. (a)(b)	702	1,070,704
PulteGroup, Inc.	62,035	1,170,601
Tempur Sealy International, Inc. (b)	10,278	734,158
Toll Brothers, Inc. (b)	30,118	1,031,240
TopBuild Corp. (b)	6,375	197,434
Tupperware Brands Corp. (a)	8,682	429,672
Whirlpool Corp.	13,427	1,977,260

		18,591,689
Household Products — 1.6%
Church & Dwight Co., Inc.	22,360	1,876,004
Clorox Co. (a)	22,374	2,584,868
Colgate-Palmolive Co. (a)	154,284	9,790,863
Energizer Holdings, Inc.	10,268	397,474
Kimberly-Clark Corp.	62,101	6,771,493
Procter & Gamble Co.	462,730	33,288,796
Spectrum Brands Holdings, Inc. (a)	4,413	403,834

		55,113,332
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	115,266	1,128,454

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. (b)	64,059	$935,262
NRG Energy, Inc. (a)	56,818	843,747
TerraForm Power, Inc., Class A (a)(b)	9,795	139,285

		3,046,748
Industrial Conglomerates — 2.1%
3M Co.	108,194	15,338,663
BWX Technologies, Inc.	18,514	488,029
Carlisle Cos., Inc.	11,167	975,772
Danaher Corp.	101,709	8,666,624
General Electric Co.	1,718,555	43,341,957
Roper Industries, Inc.	17,145	2,686,622

		71,497,667
Insurance — 3.1%
ACE Ltd.	55,704	5,759,794
Aflac, Inc.	74,004	4,301,852
Alleghany Corp. (b)	2,721	1,273,727
Allied World Assurance Co. Holdings AG	16,199	618,316
Allstate Corp.	69,762	4,062,939
American Financial Group, Inc.	11,632	801,561
American International Group, Inc.	227,425	12,922,288
American National Insurance Co.	1,163	113,555
AmTrust Financial Services, Inc. (a)	6,716	422,974
Aon PLC	48,072	4,259,660
Arch Capital Group Ltd. (b)	20,977	1,541,180
Arthur J Gallagher & Co.	28,519	1,177,264
Aspen Insurance Holdings Ltd.	10,648	494,813
Assurant, Inc.	11,443	904,111
Assured Guaranty Ltd.	25,637	640,925
Axis Capital Holdings Ltd.	17,498	939,993
Brown & Brown, Inc.	19,671	609,211
Chubb Corp.	39,187	4,806,286
Cincinnati Financial Corp.	27,773	1,494,187
CNA Financial Corp.	4,330	151,247
Endurance Specialty Holdings Ltd.	10,450	637,763
Erie Indemnity Co., Class A	4,290	355,813
Everest Re Group Ltd.	7,578	1,313,571
FNF Group	47,999	1,702,525
Genworth Financial, Inc., Class A (a)(b)	86,722	400,656
Hanover Insurance Group, Inc. (a)	7,546	586,324
Hartford Financial Services Group, Inc.	71,624	3,278,947
HCC Insurance Holdings, Inc.	16,323	1,264,543
Lincoln National Corp.	43,191	2,049,845
Loews Corp.	53,192	1,922,359
Markel Corp. (b)	2,383	1,910,832
Marsh & McLennan Cos., Inc.	91,571	4,781,838
Mercury General Corp. (a)	1,182	59,703
MetLife, Inc.	159,777	7,533,486
Old Republic International Corp.	44,171	690,834

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	93

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
PartnerRe Ltd.	8,207	$1,139,788
Principal Financial Group, Inc.	50,211	2,376,989
ProAssurance Corp.	9,548	468,520
Progressive Corp.	100,072	3,066,206
Prudential Financial, Inc.	77,263	5,888,213
Reinsurance Group of America, Inc.	11,376	1,030,552
RenaissanceRe Holdings Ltd.	7,751	824,086
StanCorp Financial Group, Inc.	7,089	809,564
Torchmark Corp.	21,461	1,210,400
Travelers Cos., Inc.	54,358	5,410,252
Unum Group	42,104	1,350,696
Validus Holdings Ltd.	14,367	647,521
Voya Financial, Inc.	39,295	1,523,467
W.R. Berkley Corp.	16,313	886,938
White Mountains Insurance Group Ltd.	1,013	757,015
XL Group PLC	52,389	1,902,768

		105,077,897
Internet & Catalog Retail — 1.7%
Amazon.com, Inc. (b)	65,014	33,280,016
Expedia, Inc.	16,839	1,981,614
Groupon, Inc. (a)(b)	89,423	291,519
HomeAway, Inc. (a)(b)	16,440	436,318
Liberty Interactive Corp., Series A (b)	80,605	2,114,269
Liberty Ventures, Series A (b)	24,480	987,768
Netflix, Inc. (b)	72,380	7,473,959
Priceline Group, Inc. (b)	8,842	10,936,316
TripAdvisor, Inc. (b)	18,924	1,192,590

		58,694,369
Internet Software & Services — 3.6%
Akamai Technologies, Inc. (b)	30,460	2,103,568
Alphabet, Inc., Class A (b)	49,167	31,386,738
Alphabet, Inc., Class C (b)	50,173	30,526,257
eBay, Inc. (b)	207,201	5,063,992
Equinix, Inc. (a)	9,709	2,654,441
Facebook, Inc., Class A (b)	369,097	33,181,820
GoDaddy, Inc., Class A (a)(b)	3,798	95,747
IAC/InterActiveCorp	12,764	833,106
LendingClub Corp. (a)(b)	10,645	140,833
LinkedIn Corp., Class A (a)(b)	18,663	3,548,396
Pandora Media, Inc. (b)	35,953	767,237
Rackspace Hosting, Inc. (b)	20,750	512,110
Twitter, Inc. (b)	96,400	2,597,016
VeriSign, Inc. (a)(b)	17,685	1,247,854
Yahoo!, Inc. (b)	160,062	4,627,392
Yelp, Inc. (a)(b)	10,451	226,369
Zillow Group, Inc. (a)(b)	15,333	413,991
Zillow Group, Inc., Class A (a)(b)	7,079	203,380

		120,130,247

Common Stocks	Shares	Value
IT Services — 3.7%
Accenture PLC, Class A	107,136	$10,527,183
Alliance Data Systems Corp. (b)	10,584	2,741,044
Amdocs Ltd.	26,659	1,516,364
Automatic Data Processing, Inc. (a)	80,083	6,435,470
Black Knight Financial Services, Inc., Class A Class A (b)	3,331	108,424
Booz Allen Hamilton Holding Corp. (a)	17,634	462,187
Broadridge Financial Solutions, Inc.	20,577	1,138,937
Cognizant Technology Solutions Corp., Class A (b)	104,131	6,519,642
Computer Sciences Corp.	23,938	1,469,315
CoreLogic, Inc. (b)	15,404	573,491
DST Systems, Inc.	6,184	650,186
Fidelity National Information Services, Inc.	48,348	3,243,184
Fiserv, Inc. (b)	40,387	3,497,918
FleetCor Technologies, Inc. (b)	15,659	2,154,992
Gartner, Inc. (b)	14,161	1,188,533
Genpact Ltd. (b)	27,063	638,957
Global Payments, Inc.	11,336	1,300,579
International Business Machines Corp.	154,876	22,452,374
Jack Henry & Associates, Inc.	14,165	986,026
Leidos Holdings, Inc.	11,540	476,717
Mastercard, Inc., Class A	170,502	15,365,640
Paychex, Inc.	55,339	2,635,797
PayPal Holdings, Inc. (b)	207,201	6,431,519
Sabre Corp.	19,507	530,200
Teradata Corp. (a)(b)	23,791	688,987
Total System Services, Inc.	28,182	1,280,308
Vantiv, Inc., Class A (b)	24,707	1,109,838
VeriFone Systems, Inc. (b)	19,367	537,047
Visa, Inc., Class A (a)	333,861	23,256,757
Western Union Co. (a)	88,513	1,625,099
WEX, Inc. (b)	6,522	566,371
Xerox Corp.	188,730	1,836,343

		123,945,429
Leisure Products — 0.2%
Brunswick Corp.	15,593	746,749
Hasbro, Inc. (a)	18,827	1,358,180
Mattel, Inc. (a)	57,228	1,205,222
Polaris Industries, Inc. (a)	11,465	1,374,309
Vista Outdoor, Inc. (b)	11,009	489,130

		5,173,590
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	56,887	1,952,931
Bio-Rad Laboratories, Inc., Class A (b)	3,564	478,681
Bio-Techne Corp. (a)	6,329	585,179
Bruker Corp. (b)	19,829	325,790

94	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc. (b)	8,103	$514,703
Illumina, Inc. (b)	24,578	4,321,304
Mettler-Toledo International, Inc. (b)	4,832	1,375,864
PerkinElmer, Inc.	19,591	900,402
QIAGEN NV (b)	40,027	1,032,697
Quintiles Transnational Holdings, Inc. (a)(b)	13,692	952,552
Thermo Fisher Scientific, Inc.	67,893	8,301,956
VWR Corp. (a)(b)	4,791	123,081
Waters Corp. (a)(b)	14,168	1,674,799

		22,539,939
Machinery — 1.4%
AGCO Corp. (a)	12,900	601,527
Caterpillar, Inc.	102,958	6,729,335
Colfax Corp. (a)(b)	16,915	505,928
Crane Co.	8,392	391,151
Cummins, Inc. (a)	30,925	3,357,836
Deere & Co.	56,946	4,214,004
Donaldson Co., Inc. (a)	22,947	644,352
Dover Corp.	27,505	1,572,736
Flowserve Corp. (a)	23,120	951,157
Graco, Inc. (a)	9,942	666,412
IDEX Corp.	13,453	959,199
Illinois Tool Works, Inc.	51,036	4,200,773
Ingersoll-Rand PLC	45,151	2,292,316
ITT Corp.	15,297	511,379
Joy Global, Inc. (a)	17,058	254,676
Kennametal, Inc. (a)	14,085	350,576
Lincoln Electric Holdings, Inc. (a)	12,726	667,224
Manitowoc Co., Inc. (a)	24,132	361,980
Middleby Corp. (b)	9,844	1,035,490
Nordson Corp. (a)	10,228	643,750
Oshkosh Corp. (a)	13,400	486,822
PACCAR, Inc.	60,515	3,157,067
Parker Hannifin Corp.	23,653	2,301,437
Pentair PLC	30,797	1,571,879
Snap-on, Inc.	9,993	1,508,343
SPX Corp.	6,602	78,696
SPX FLOW, Inc. (b)	6,602	227,307
Stanley Black & Decker, Inc.	26,220	2,542,816
Terex Corp.	18,387	329,863
Timken Co. (a)	13,600	373,864
Toro Co.	9,434	665,474
Trinity Industries, Inc. (a)	26,242	594,906
Valmont Industries, Inc. (a)	4,113	390,283
WABCO Holdings, Inc. (b)	9,385	983,830
Wabtec Corp.	16,646	1,465,680
Xylem, Inc.	31,147	1,023,179

		48,613,247

Common Stocks	Shares	Value
Marine — 0.0%
Kirby Corp. (a)(b)	9,469	$586,605
Media — 3.3%
AMC Networks, Inc., Class A (b)	10,059	736,017
Cable One, Inc. (b)	561	235,295
Cablevision Systems Corp., New York Group, Class A (a)	34,978	1,135,736
CBS Corp., Class B	83,941	3,349,246
Charter Communications, Inc., Class A (a)(b)	12,785	2,248,242
Cinemark Holdings, Inc.	19,502	633,620
Clear Channel Outdoor Holdings, Inc., Class A (b)	5,809	41,418
Comcast Corp., Class A (a)	362,084	20,595,338
Comcast Corp., Special Class A (a)	65,015	3,721,459
Discovery Communications, Inc., Class A (a)(b)	26,091	679,149
Discovery Communications, Inc., Class C (b)	46,342	1,125,647
DISH Network Corp., Class A (b)	37,119	2,165,522
Gannett Co., Inc.	20,638	303,998
Graham Holdings Co., Class B	618	356,586
Interpublic Group of Cos., Inc.	69,996	1,339,023
John Wiley & Sons, Inc., Class A	8,106	405,543
Liberty Broadband Corp., Class A (b)	4,205	216,305
Liberty Broadband Corp., Class C (b)	11,306	578,528
Liberty Media Corp., Class A (b)	17,733	633,423
Liberty Media Corp., Class C (b)	34,202	1,178,601
Lions Gate Entertainment Corp. (a)	16,175	595,240
Live Nation Entertainment, Inc. (a)(b)	24,792	596,000
Morningstar, Inc.	3,070	246,398
MSG Networks, Inc. (b)	10,313	743,980
News Corp., Class A	66,667	841,337
News Corp., Class B	19,455	249,413
Omnicom Group, Inc.	41,670	2,746,053
Regal Entertainment Group, Class A (a)	13,319	248,932
Scripps Networks Interactive, Inc., Class A (a)	15,904	782,318
Sirius XM Holdings, Inc. (b)	396,569	1,483,168
Starz, Class A (b)	14,781	551,923
TEGNA, Inc.	38,093	852,902
Thomson Reuters Corp. (a)	56,225	2,263,618
Time Warner Cable, Inc.	48,216	8,648,504
Time Warner, Inc.	140,645	9,669,344
Tribune Co., Class A (a)	13,836	492,562
Twenty-First Century Fox, Inc., Class A	214,726	5,793,307
Twenty-First Century Fox, Inc., Class B (a)	82,484	2,232,842
Viacom, Inc., Class A (a)	1,662	73,577

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	95

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Media (continued)
Viacom, Inc., Class B	59,116	$2,550,855
Walt Disney Co.	289,401	29,576,782

		112,917,751
Metals & Mining — 0.3%
Alcoa, Inc.	223,365	2,157,706
Allegheny Technologies, Inc. (a)	17,575	249,214
Compass Minerals International, Inc. (a)	5,836	457,367
Freeport-McMoRan Copper & Gold, Inc. (a)	193,779	1,877,719
Newmont Mining Corp.	90,860	1,460,120
Nucor Corp. (a)	54,464	2,045,123
Reliance Steel & Aluminum Co.	12,503	675,287
Royal Gold, Inc. (a)	11,132	522,981
Southern Copper Corp. (a)	19,621	524,273
Steel Dynamics, Inc.	40,502	695,825
Tahoe Resources, Inc. (a)	25,688	198,825
United States Steel Corp. (a)	25,441	265,095

		11,129,535
Multi-Utilities — 1.1%
Alliant Energy Corp.	19,346	1,131,547
Ameren Corp.	41,578	1,757,502
CenterPoint Energy, Inc.	72,902	1,315,152
CMS Energy Corp.	47,585	1,680,702
Consolidated Edison, Inc. (a)	49,954	3,339,425
Dominion Resources, Inc. (a)	101,224	7,124,145
DTE Energy Co.	30,587	2,458,277
MDU Resources Group, Inc. (a)	33,268	572,210
NiSource, Inc.	54,074	1,003,073
PG&E Corp.	81,865	4,322,472
Public Service Enterprise Group, Inc.	86,281	3,637,607
SCANA Corp. (a)	24,314	1,367,906
Sempra Energy (a)	42,228	4,084,292
TECO Energy, Inc.	40,711	1,069,071
Vectren Corp.	14,119	593,139
WEC Energy Group, Inc.	53,846	2,811,838

		38,268,358
Multiline Retail — 0.7%
Dillard’s, Inc., Class A (a)	4,178	365,115
Dollar General Corp.	51,800	3,752,392
Dollar Tree, Inc. (b)	39,271	2,617,805
JC Penney Co., Inc. (a)(b)	53,085	493,160
Kohl’s Corp. (a)	34,757	1,609,597
Macy’s, Inc.	58,264	2,990,109
Nordstrom, Inc. (a)	24,026	1,722,904
Sears Holdings Corp. (a)(b)	2,132	48,183
Target Corp.	108,902	8,566,231

		22,165,496

Common Stocks	Shares	Value
Office Electronics — 0.0%
Zebra Technologies Corp., Class A (b)	8,635	$661,009
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	86,634	5,231,827
Antero Resources Corp. (a)(b)	11,218	237,373
Apache Corp.	64,318	2,518,693
Cabot Oil & Gas Corp.	70,879	1,549,415
California Resources Corp. (a)	50,597	131,552
Cheniere Energy, Inc. (a)(b)	40,407	1,951,658
Chesapeake Energy Corp. (a)	102,373	750,394
Chevron Corp.	320,736	25,299,656
Cimarex Energy Co.	16,212	1,661,406
Cobalt International Energy, Inc. (b)	63,033	446,274
Columbia Pipeline Group, Inc.	53,436	977,344
Concho Resources, Inc. (b)	20,493	2,014,462
ConocoPhillips	210,292	10,085,604
CONSOL Energy, Inc. (a)	38,389	376,212
Continental Resources, Inc. (b)	14,932	432,580
CVR Energy, Inc.	2,514	103,200
Denbury Resources, Inc. (a)	57,436	140,144
Devon Energy Corp.	70,118	2,600,677
Diamondback Energy, Inc. (b)	11,176	721,970
Energen Corp.	13,230	659,648
EOG Resources, Inc.	93,627	6,816,046
EP Energy Corp., Class A (a)(b)	5,474	28,191
EQT Corp.	26,065	1,688,230
Exxon Mobil Corp. (a)	713,132	53,021,364
Golar LNG Ltd. (a)	15,397	429,268
Gulfport Energy Corp. (b)	18,162	539,048
Hess Corp.	43,008	2,152,981
HollyFrontier Corp.	32,899	1,606,787
Kinder Morgan, Inc.	304,550	8,429,944
Kosmos Energy Ltd. (b)	25,369	141,559
Laredo Petroleum, Inc. (a)(b)	19,817	186,874
Marathon Oil Corp. (a)	115,531	1,779,177
Marathon Petroleum Corp.	92,662	4,293,030
Memorial Resource Development Corp. (a)(b)	13,287	233,585
Murphy Oil Corp. (a)	30,834	746,183
Murphy USA, Inc. (b)	7,878	432,896
Newfield Exploration Co. (b)	28,192	927,517
Noble Energy, Inc. (a)	73,192	2,208,935
Occidental Petroleum Corp.	131,011	8,666,378
ONEOK, Inc. (a)	35,451	1,141,522
PBF Energy, Inc., Class A (a)	15,029	424,269
Phillips 66	92,381	7,098,556
Pioneer Natural Resources Co. (a)	25,465	3,097,563
QEP Resources, Inc.	31,172	390,585
Range Resources Corp. (a)	28,804	925,184
SM Energy Co. (a)	11,944	382,686
Southwestern Energy Co. (b)	65,560	831,956
Spectra Energy Corp. (a)	114,502	3,007,968
Targa Resources Corp.	9,400	484,288

96	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Corp.	7,507	$222,507
Tesoro Corp. (a)	21,462	2,086,965
Valero Energy Corp. (a)	86,751	5,213,735
Whiting Petroleum Corp. (b)	33,837	516,691
Williams Cos., Inc.	127,744	4,707,366
World Fuel Services Corp. (a)	12,499	447,464
WPX Energy, Inc. (b)	39,417	260,941

		183,458,328
Paper & Forest Products — 0.1%
Domtar Corp. (a)	11,114	397,325
International Paper Co.	71,792	2,713,020

		3,110,345
Personal Products — 0.2%
Avon Products, Inc. (a)	70,011	227,536
Coty, Inc., Class A (a)	14,554	393,831
Edgewell Personal Care Co.	10,682	871,651
Estee Lauder Cos., Inc., Class A	35,778	2,886,569
Herbalife Ltd. (a)(b)	12,372	674,274
Nu Skin Enterprises, Inc., Class A (a)	10,183	420,354

		5,474,215
Pharmaceuticals — 5.4%
AbbVie, Inc.	282,325	15,361,303
Akorn, Inc. (b)	13,434	382,936
Allergan PLC (b)	66,936	18,193,874
Bristol-Myers Squibb Co.	284,320	16,831,744
Eli Lilly & Co.	166,891	13,967,108
Endo International PLC (b)	35,511	2,460,202
Jazz Pharmaceuticals PLC (b)	10,516	1,396,630
Johnson & Johnson	472,972	44,151,936
Mallinckrodt PLC (b)	20,184	1,290,565
Merck & Co., Inc.	481,872	23,799,658
Mylan NV (b)	71,680	2,885,837
Perrigo Co. PLC	24,949	3,923,729
Pfizer, Inc.	1,050,255	32,988,510
Zoetis, Inc.	85,275	3,511,625

		181,145,657
Producer Durables: Miscellaneous — 0.0%
Ultimate Software Group, Inc. (a)(b)	4,810	861,038
Professional Services — 0.4%
CoStar Group, Inc. (b)	5,593	967,925
Dun & Bradstreet Corp.	6,076	637,980
Equifax, Inc.	20,323	1,974,989
IHS, Inc., Class A (b)	11,624	1,348,384
Manpowergroup, Inc.	13,380	1,095,688
Nielsen Holdings PLC (a)	62,776	2,791,649
Robert Half International, Inc.	23,000	1,176,680
Towers Watson & Co., Class A	11,959	1,403,748

Common Stocks	Shares	Value
Professional Services (continued)
TransUnion (b)	5,544	$139,265
Verisk Analytics, Inc., Class A (b)	28,842	2,131,712

		13,668,020
Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc.	12,350	1,045,674
American Campus Communities, Inc.	19,035	689,828
American Capital Agency Corp.	60,478	1,130,939
American Homes 4 Rent, Class A	28,784	462,847
American Tower Corp.	72,163	6,348,901
Annaly Capital Management, Inc.	163,082	1,609,619
Apartment Investment & Management Co., Class A	27,054	1,001,539
Apple Hospitality REIT, Inc.	29,950	556,171
AvalonBay Communities, Inc.	22,547	3,941,667
BioMed Realty Trust, Inc.	34,534	689,989
Boston Properties, Inc.	26,166	3,098,054
Brandywine Realty Trust	31,636	389,755
Brixmor Property Group, Inc. (a)	29,270	687,260
Camden Property Trust	14,901	1,101,184
Care Capital Properties, Inc.	12,450	409,978
CBL & Associates Properties, Inc.	29,107	400,221
Chimera Investment Corp.	35,499	474,622
Columbia Property Trust, Inc.	21,694	503,301
Communications Sales & Leasing, Inc. (a)	21,046	376,723
Corporate Office Properties Trust	16,758	352,421
Corrections Corp. of America	19,954	589,441
Crown Castle International Corp.	56,926	4,489,754
DDR Corp.	51,048	785,118
Digital Realty Trust, Inc. (a)	23,387	1,527,639
Douglas Emmett, Inc.	24,669	708,494
Duke Realty Corp.	59,104	1,125,931
Empire State Realty Trust, Inc., Class A	19,857	338,165
Equity Lifestyle Properties, Inc.	14,187	830,933
Equity Residential	62,082	4,663,600
Essex Property Trust, Inc. (a)	11,147	2,490,463
Extra Space Storage, Inc. (a)	21,048	1,624,064
Federal Realty Investment Trust	11,818	1,612,566
Gaming and Leisure Properties, Inc.	15,272	453,578
General Growth Properties, Inc.	98,419	2,555,941
HCP, Inc.	78,744	2,933,214
Healthcare Trust of America, Inc., Class A	21,521	527,480
Home Properties, Inc.	9,775	730,681
Hospitality Properties Trust	25,180	644,104
Host Hotels & Resorts, Inc.	129,296	2,044,170
Kilroy Realty Corp.	15,185	989,455
Kimco Realty Corp.	70,723	1,727,763
Lamar Advertising Co., Class A	13,632	711,318

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	97

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	25,058	$789,578
Macerich Co.	27,004	2,074,447
MFA Financial, Inc. (a)	64,258	437,597
Mid-America Apartment Communities, Inc.	13,009	1,065,047
National Retail Properties, Inc.	22,546	817,743
NorthStar Realty Finance Corp. (a)	61,265	756,623
Omega Healthcare Investors, Inc.	31,340	1,101,601
Outfront Media, Inc.	23,630	491,504
Paramount Group, Inc. (a)	30,739	516,415
Piedmont Office Realty Trust, Inc., Class A	26,796	479,380
Plum Creek Timber Co., Inc.	29,955	1,183,522
Post Properties, Inc.	9,380	546,760
Prologis, Inc.	89,382	3,476,960
Public Storage	24,704	5,228,107
Rayonier, Inc.	21,869	482,649
Realty Income Corp. (a)	39,745	1,883,516
Regency Centers Corp.	16,296	1,012,796
Retail Properties of America, Inc., Class A	40,568	571,603
Senior Housing Properties Trust	40,083	649,345
Simon Property Group, Inc.	53,091	9,753,878
SL Green Realty Corp.	17,024	1,841,316
Spirit Realty Capital, Inc.	74,442	680,400
Starwood Property Trust, Inc.	39,921	819,179
Tanger Factory Outlet Centers	16,466	542,884
Taubman Centers, Inc.	7,970	550,568
Two Harbors Investment Corp.	62,490	551,162
UDR, Inc.	43,783	1,509,638
Ventas, Inc.	56,436	3,163,802
VEREIT, Inc. (a)	153,986	1,188,772
Vornado Realty Trust	32,112	2,903,567
Weingarten Realty Investors	20,992	695,045
Welltower, Inc.	58,876	3,987,083
Weyerhaeuser Co.	88,307	2,414,313
WP Carey, Inc.	17,952	1,037,805
WP Glimcher, Inc.	32,468	378,577

		114,957,747
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)(b)	49,076	1,570,432
Forest City Enterprises, Inc., Class A (a)(b)	36,686	738,489
Howard Hughes Corp. (b)	6,911	792,968
Jones Lang LaSalle, Inc.	7,643	1,098,834
Realogy Holdings Corp. (b)	25,218	948,954

		5,149,677
Road & Rail — 0.9%
AMERCO, Inc.	1,266	498,133
Avis Budget Group, Inc. (b)	17,848	779,601
CSX Corp.	168,511	4,532,946

Common Stocks	Shares	Value
Road & Rail (continued)
Genesee & Wyoming, Inc., Class A (a)(b)	9,032	$533,610
Hertz Global Holdings, Inc. (a)(b)	69,031	1,154,889
JB Hunt Transport Services, Inc.	15,680	1,119,552
Kansas City Southern	18,928	1,720,177
Landstar System, Inc. (a)	7,650	485,545
Norfolk Southern Corp.	51,996	3,972,494
Old Dominion Freight Line, Inc. (b)	11,741	716,201
Ryder System, Inc. (a)	8,973	664,361
Union Pacific Corp.	149,342	13,203,326

		29,380,835
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	51,354	2,571,808
Analog Devices, Inc.	53,478	3,016,694
Applied Materials, Inc.	210,062	3,085,811
Atmel Corp.	71,340	575,714
Avago Technologies Ltd. (a)	43,764	5,470,938
Broadcom Corp., Class A	94,232	4,846,352
Cree, Inc. (a)(b)	18,813	455,839
Cypress Semiconductor Corp. (a)(b)	56,826	484,157
First Solar, Inc. (b)	12,863	549,893
Freescale Semiconductor Ltd. (b)	18,751	685,912
Intel Corp.	809,139	24,387,449
KLA-Tencor Corp.	27,030	1,351,500
Lam Research Corp. (a)	27,111	1,771,162
Linear Technology Corp. (a)	41,057	1,656,650
Marvell Technology Group Ltd. (a)	78,996	714,914
Maxim Integrated Products, Inc.	48,734	1,627,716
Microchip Technology, Inc. (a)	35,905	1,547,146
Micron Technology, Inc. (b)	184,468	2,763,331
NVIDIA Corp.	91,762	2,261,933
ON Semiconductor Corp. (b)	71,991	676,715
Qorvo, Inc. (b)	25,145	1,132,782
Skyworks Solutions, Inc. (a)	32,594	2,744,741
SunEdison, Inc. (a)(b)	44,956	322,784
SunPower Corp. (a)(b)	8,800	176,352
Teradyne, Inc.	36,400	655,564
Texas Instruments, Inc.	177,445	8,787,076
Xilinx, Inc.	44,233	1,875,479

		76,196,412
Software — 4.0%
Activision Blizzard, Inc.	86,063	2,658,486
Adobe Systems, Inc. (b)	85,327	7,015,586
Allscripts Healthcare Solutions, Inc. (a)(b)	31,571	391,480
ANSYS, Inc. (b)	15,203	1,339,992
Autodesk, Inc. (b)	38,930	1,718,370
CA, Inc.	54,451	1,486,512
Cadence Design Systems, Inc. (a)(b)	50,366	1,041,569
CDK Global, Inc.	27,120	1,295,794

98	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Citrix Systems, Inc. (b)	27,383	$1,897,094
Electronic Arts, Inc. (b)	53,660	3,635,465
FactSet Research Systems, Inc. (a)	7,142	1,141,363
FireEye, Inc. (a)(b)	23,947	761,994
Fortinet, Inc. (b)	24,580	1,044,158
Intuit, Inc. (a)	47,019	4,172,936
King Digital Entertainment PLC (a)	12,936	175,153
Microsoft Corp.	1,379,762	61,068,266
NetSuite, Inc. (a)(b)	6,807	571,107
Nuance Communications, Inc. (b)	42,702	699,032
Oracle Corp. (a)	540,410	19,519,609
PTC, Inc. (b)	19,347	614,074
Red Hat, Inc. (b)	31,267	2,247,472
Salesforce.com, Inc. (b)	111,888	7,768,384
ServiceNow, Inc. (b)	26,296	1,826,257
SolarWinds, Inc. (a)(b)	11,568	453,928
Solera Holdings, Inc.	11,533	622,782
Splunk, Inc. (b)	21,190	1,172,867
SS&C Technologies Holdings, Inc.	13,649	955,976
Symantec Corp.	116,106	2,260,584
Synopsys, Inc. (b)	26,397	1,219,014
Tableau Software, Inc., Class A (b)	8,275	660,180
VMware, Inc., Class A (b)	14,006	1,103,533
Workday, Inc., Class A (a)(b)	17,966	1,237,139
Zynga, Inc., Class A (b)	137,712	313,983

		134,090,139
Specialty Retail — 2.6%
Aaron’s, Inc. (a)	11,335	409,307
Advance Auto Parts, Inc.	12,478	2,364,955
AutoNation, Inc. (b)	12,266	713,636
AutoZone, Inc. (b)	5,329	3,857,290
Bed Bath & Beyond, Inc. (b)	29,333	1,672,568
Best Buy Co., Inc. (a)	51,875	1,925,600
Cabela’s, Inc. (a)(b)	8,840	403,104
CarMax, Inc. (b)	35,693	2,117,309
CST Brands, Inc.	13,334	448,822
Dick’s Sporting Goods, Inc.	15,468	767,367
DSW, Inc., Class A (a)	13,097	331,485
Foot Locker, Inc. (a)	23,936	1,722,674
GameStop Corp., Class A (a)	18,042	743,511
Gap, Inc. (a)	40,274	1,147,809
GNC Holdings, Inc., Class A	14,671	593,002
Home Depot, Inc.	221,554	25,587,271
Kate Spade & Co. (b)	22,271	425,599
L Brands, Inc.	42,206	3,804,027
Lowe’s Cos., Inc.	162,324	11,187,370
Michaels Cos., Inc. (b)	10,085	232,963
O’Reilly Automotive, Inc. (b)	17,225	4,306,250
Office Depot, Inc. (b)	92,052	590,974
Penske Automotive Group, Inc.	7,552	365,819
Ross Stores, Inc.	70,577	3,420,867
Sally Beauty Holdings, Inc. (b)	26,497	629,304
Signet Jewelers Ltd.	13,715	1,867,023

Common Stocks	Shares	Value
Specialty Retail (continued)
Staples, Inc. (a)	110,462	$1,295,719
Tiffany & Co. (a)	19,400	1,498,068
TJX Cos., Inc.	116,047	8,288,077
Tractor Supply Co.	23,306	1,965,162
Ulta Salon Cosmetics & Fragrance, Inc. (b)	10,986	1,794,563
Urban Outfitters, Inc. (a)(b)	16,826	494,348
Williams-Sonoma, Inc. (a)	15,611	1,191,900

		88,163,743
Technology Hardware, Storage & Peripherals — 3.9%
3D Systems Corp. (a)(b)	17,990	207,785
Apple, Inc.	982,604	108,381,221
EMC Corp.	331,239	8,002,734
Hewlett-Packard Co.	310,004	7,939,203
Lexmark International, Inc., Class A (a)	10,993	318,577
NCR Corp. (b)	28,464	647,556
NetApp, Inc. (a)	50,299	1,488,850
SanDisk Corp.	35,572	1,932,627
Western Digital Corp.	38,325	3,044,538

		131,963,091
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	9,140	828,449
Coach, Inc.	47,734	1,380,945
Fossil Group, Inc. (a)(b)	7,327	409,433
Hanesbrands, Inc. (a)	68,584	1,984,821
LULULEMON Athletica, Inc. (a)(b)	19,119	968,377
Michael Kors Holdings Ltd. (b)	33,536	1,416,561
NIKE, Inc., Class B	115,650	14,221,480
PVH Corp.	14,216	1,449,179
Ralph Lauren Corp.	10,194	1,204,523
Skechers U.S.A., Inc., Class A (b)	6,899	925,018
Under Armour, Inc., Class A (a)(b)	30,469	2,948,790
VF Corp.	57,648	3,932,170

		31,669,746
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	88,670	901,774
New York Community Bancorp, Inc. (a)	75,226	1,358,581
People’s United Financial, Inc. (a)	51,856	815,695
TFS Financial Corp.	10,620	183,195

		3,259,245
Tobacco — 1.3%
Altria Group, Inc.	335,417	18,246,685
Philip Morris International, Inc.	264,223	20,960,811
Reynolds American, Inc. (a)	140,835	6,234,765

		45,442,261
Trading Companies & Distributors — 0.3%
Air Lease Corp. (a)	17,557	542,862

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	99

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Fastenal Co. (a)	50,257	$1,839,909
GATX Corp. (a)	7,797	344,238
HD Supply Holdings, Inc. (b)	29,562	846,064
MSC Industrial Direct Co., Inc., Class A (a)	8,164	498,249
NOW, Inc. (a)(b)	19,346	286,321
United Rentals, Inc. (a)(b)	16,490	990,225
W.W. Grainger, Inc. (a)	11,415	2,454,339
Watsco, Inc.	4,465	529,013
WESCO International, Inc. (a)(b)	7,732	359,306

		8,690,526
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp. (a)	11,974	893,979
Water Utilities — 0.1%
American Water Works Co., Inc. (a)	30,901	1,702,027
Aqua America, Inc. (a)	29,814	789,177

		2,491,204
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (b)	22,080	2,312,659
Sprint Corp. (a)(b)	126,177	484,520
T-Mobile U.S., Inc. (b)	46,895	1,866,890
Telephone & Data Systems, Inc.	16,319	407,322
United States Cellular Corp. (b)	2,114	74,899

		5,146,290
Total Long-Term Investments (Cost — $3,158,277,679) — 97.8%		3,303,084,810

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)(d)	99,359,259	$99,359,259
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)(e)	410,756,880	410,756,880
Total Short-Term Securities (Cost — $510,116,139) — 15.1%		510,116,139
Total Investments (Cost — $3,668,393,818*) — 112.9%		3,813,200,949
Liabilities in Excess of Other Assets — (12.9)%		(435,647,802)

Net Assets — 100.0%		$3,377,553,147

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,673,886,106

Gross unrealized appreciation	$337,441,348
Gross unrealized depreciation	(198,126,505)

Net unrealized appreciation	$139,314,843

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased		Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,872,532	19,486,727	[1]	—	99,359,259	$99,359,259	$105,985		—
BlackRock Cash Funds: Prime, SL Agency Shares	33,734,031	377,022,849	[1]	—	410,756,880	$410,756,880	$519,171	[2]	—
BlackRock, Inc.	16,270	5,466		(338)	21,398	$6,365,263	$128,400		$12,868
PNC Financial Services Group, Inc.	68,164	22,832		(2,660)	88,336	$7,879,571	$121,007		$33,790
iShares Russell 1000 ETF	191,542	—		(191,542)	—	—	—		$2,938,679

100	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

[1]   Represents net shares purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

CBOE	Chicago Board Options Exchange
CME	Chicago Mercantile Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

Derivative Financial Instruments Outstanding as of Period End
Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
740	S&P 500 E-Mini Index	December 2015	$70,621,900	$(707,316)
60	S&P MidCap 400 E-Mini Index	December 2015	$8,177,400	(185,056)
Total				$(892,372)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio’s has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	101

Schedule of Investments (concluded)	BlackRock Large Cap Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$3,303,084,810	—	—	$3,303,084,810
Short-Term Securities:
Short-Term Securities	510,116,139	—	—	510,116,139

Total	$3,813,200,949	—	—	$3,813,200,949

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(892,372)	—	—	$(892,372)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$5,248,100	—	—	$5,248,100
Liabilities:
Bank overdraft	—	$(197)	—	(197)
Collateral on securities loaned at value	—	(410,756,880)	—	(410,756,880)

Total	$5,248,100	$(410,757,077)	—	$(405,508,977)

During the period ended September 30, 2015, there were no transfers between levels.

102	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.0%
Active Stock Master Portfolio	$135,892,842	$135,892,842
BlackRock Commodity Strategies Fund	7,760,340	49,588,571
BlackRock Emerging Markets Fund, Inc.	1,860,907	29,085,980
International Tilts Master Portfolio	$119,824,611	119,824,611
iShares Cohen & Steers REIT ETF (b)	40,753	3,774,543
iShares International Developed Real Estate ETF (b)	72,807	2,039,324
iShares MSCI Canada ETF (b)	414,601	9,535,823
iShares MSCI EAFE Small-Cap ETF	330,349	15,780,772
Large Cap Index Master Portfolio	$181,444,174	181,444,174
Master Small Cap Index Series	$57,646,399	57,646,399

		604,613,039
Fixed Income Funds — 59.8%
CoreAlpha Bond Master Portfolio	$757,487,150	757,487,150

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
iShares TIPS Bond ETF	$1,319,440	$146,048,814

		903,535,964
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)		2,081,203
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)		12,734,665

		14,815,868
Total Affiliated Investment Companies (Cost — $1,461,219,052*) — 100.8%		1,522,964,871
Liabilities in Excess of Other Assets — (0.8)%		(11,478,808)

Net Assets — 100.0%		$1,511,486,063

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,462,079,814

Gross unrealized appreciation	$105,000,366
Gross unrealized depreciation	(44,115,309)

Net unrealized appreciation	$60,885,057

Notes to Schedule of Investments
(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$261,549,322	—		$(125,656,480)[1]	$135,892,842	$135,892,842	$2,333,946		$21,692,969
BlackRock Cash Funds: Institutional, SL Agency Shares	3,367,223	—		(1,286,020)[1]	2,081,203	$2,081,203	$3,176		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	12,734,665	[2]	—	12,734,665	$12,734,665	$41,071	[3]	—
BlackRock Commodity Strategies Fund	6,449,996	1,659,568		(349,224)	7,760,340	$49,588,571	—		$(1,014,182)
BlackRock Emerging Markets Fund, Inc.	1,751,608	361,825		(252,526)	1,860,907	$29,085,980	—		$(29,432)
CoreAlpha Bond Master Portfolio	$808,534,591	—		$(51,047,441)[1]	$757,487,150	$757,487,150	$13,500,817		$6,751,056

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	103

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

International Tilts Master Portfolio	$113,464,710	$6,359,901	[2]	—	$119,824,611	$119,824,611	$2,420,877	$(383,436)
iShares Cohen & Steers REIT ETF	45,789	485		(5,521)	40,753	$3,774,543	$96,690	$31,944
iShares International Developed Real Estate ETF	71,776	2,576		(1,545)	72,807	$2,039,324	$63,113	$(3,925)
iShares MSCI Canada ETF	369,599	60,518		(15,516)	414,601	$9,535,823	$81,590	$(44,859)
iShares MSCI EAFE Small-Cap ETF	338,648	19,807		(28,106)	330,349	$15,780,772	$200,455	$158,525
iShares TIPS Bond ETF	1,328,000	76,815		(85,375)	1,319,440	$146,048,814	$407,275	$(259,128)
Large Cap Index Master Portfolio	$71,857,425	$109,586,749	[2]	—	$181,444,174	$181,444,174	$2,141,699	$775,002
Master Small Cap Index Series	$61,149,952	—		$(3,503,553)[1]	$57,646,399	$57,646,399	$588,639	$509,555
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$114,584	—
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4] No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

104	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$270,669,695	$1,252,295,176	—	$1,522,964,871

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $12,734,665 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	105

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.8%
Active Stock Master Portfolio	$407,508,700	$407,508,700
BlackRock Commodity Strategies Fund	13,098,416	83,698,877
BlackRock Emerging Markets Fund, Inc.	4,518,206	70,619,566
International Tilts Master Portfolio	$286,621,753	286,621,753
iShares Cohen & Steers REIT ETF (b)	403,936	37,412,552
iShares International Developed Real Estate ETF	1,164,342	32,613,220
iShares MSCI Canada ETF (b)	997,559	22,943,857
iShares MSCI EAFE Small-Cap ETF (b)	803,501	38,383,243
Large Cap Index Master Portfolio	$289,618,190	289,618,190
Master Small Cap Index Series	$94,710,887	94,710,887

		1,364,130,845
Fixed Income Funds — 48.0%
CoreAlpha Bond Master Portfolio	$1,080,863,076	1,080,863,076

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
iShares TIPS Bond ETF	1,672,714	$185,152,712

		1,266,015,788
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	1,919,731	1,919,731
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	18,158,041	18,158,041

		20,077,772
Total Affiliated Investment Companies (Cost — $2,500,501,034*) — 100.6%		2,650,224,405
Liabilities in Excess of Other Assets — (0.6)%		(15,493,951)

Net Assets — 100.0%		$2,634,730,454

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,506,240,455

Gross unrealized appreciation	$231,865,958
Gross unrealized depreciation	(87,882,008)

Net unrealized appreciation	$143,983,950

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$627,945,748	—		$(220,437,048)[1]	$407,508,700	$407,508,700	$6,443,739		$54,003,575
BlackRock Cash Funds: Institutional, SL Agency Shares	5,279,010	—		(3,359,279)[1]	1,919,731	$1,919,731	$5,593		—
BlackRock Cash Funds: Prime, SL Agency Shares	6,776,550	11,381,491	[2]	—	18,158,041	$18,158,041	$90,407	[3]	—
BlackRock Commodity Strategies Fund	12,567,336	1,734,686		(1,203,606)	13,098,416	$83,698,877	—		$(3,074,434)
BlackRock Emerging Markets Fund, Inc.	4,505,579	744,130		(731,503)	4,518,206	$70,619,566	—		$(24,627)
CoreAlpha Bond Master Portfolio	$1,143,592,277	—		$(62,729,201)[1]	$1,080,863,076	$1,080,863,076	$19,270,344		$9,639,378

106	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
International Tilts Master Portfolio	$282,798,820	$3,822,933	[2]	—	$286,621,753	$286,621,753	$6,018,807	$4,107,612
iShares Cohen & Steers REIT ETF	498,805	9,521		(104,390)	403,936	$37,412,552	$1,008,201	$3,900,941
iShares International Developed Real Estate ETF	1,382,421	28,266		(246,345)	1,164,342	$32,613,219	$1,099,969	$1,095,230
iShares MSCI Canada ETF	967,873	82,833		(53,147)	997,559	$22,943,857	$201,047	$(266,569)
iShares MSCI EAFE Small-Cap ETF	881,531	25,729		(103,759)	803,501	$38,383,243	$493,905	$608,127
iShares TIPS Bond ETF	1,673,332	105,263		(105,881)	1,672,714	$185,152,713	$515,729	$(292,476)
Large Cap Index Master Portfolio	$176,865,168	$112,753,022	[2]	—	$289,618,190	$289,618,190	$3,791,238	$1,610,797
Master Small Cap Index Series	$99,172,892	—		$(4,462,005)[1]	$94,710,887	$94,710,887	$971,864	$829,526
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$163,461	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	107

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$490,901,799	$2,159,322,606	—	$2,650,224,405

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $18,158,041 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

108	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.0%
Active Stock Master Portfolio	$12,698,176	$12,698,176
BlackRock Commodity Strategies Fund	329,576	2,105,993
BlackRock Emerging Markets Fund, Inc.	135,630	2,119,893
International Tilts Master Portfolio	$8,454,512	8,454,512
iShares Cohen & Steers REIT ETF	18,953	1,755,427
iShares International Developed Real Estate ETF	54,358	1,522,567
iShares MSCI Canada ETF (b)	31,702	729,146
iShares MSCI EAFE Small-Cap ETF	24,807	1,185,030
Large Cap Index Master Portfolio	$7,904,186	7,904,186
Master Small Cap Index Series	$2,025,536	2,025,536

		40,500,466
Fixed Income Funds — 36.8%
CoreAlpha Bond Master Portfolio	$20,622,840	20,622,840

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
iShares TIPS Bond ETF	27,708	$3,066,999

		23,689,839
Short-Term Securities — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	92,462	92,462
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	8,464	8,464

		100,926
Total Affiliated Investment Companies (Cost — $64,770,711*) — 99.9%		64,291,231
Other Assets Less Liabilities — 0.1%		37,403

Net Assets — 100.0%		$64,328,634

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$64,934,264

Gross unrealized appreciation	$2,201,048
Gross unrealized depreciation	(2,844,081)

Net unrealized depreciation	$(643,033)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$15,992,282	—		$(3,294,106)[1]	$12,698,176	$12,698,176	$188,171		$1,381,665
BlackRock Cash Funds: Institutional, SL Agency Shares	39,034	53,428	[2]	—	92,462	$92,462	$207		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	8,464	[2]	—	8,464	$8,464	$1,566	[3]	—
BlackRock Commodity Strategies Fund	297,619	95,898		(63,941)	329,576	$2,105,993	—		$(172,812)
BlackRock Emerging Markets Fund, Inc.	125,241	42,298		(31,909)	135,630	$2,119,893	—		$(26,362)
CoreAlpha Bond Master Portfolio	$19,692,253	$930,587	[2]	—	$20,622,840	$20,622,840	$360,958		$175,915

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	109

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
International Tilts Master Portfolio	$7,554,212	$900,300	[2]	—	$8,454,512	$8,454,512	$180,968	$(24,918)
iShares Cohen & Steers REIT ETF	19,497	6,283		(6,827)	18,953	$1,755,427	$44,059	$103,695
iShares International Developed Real Estate ETF	53,688	16,609		(15,939)	54,358	$1,522,567	$48,543	$(13,540)
iShares MSCI Canada ETF	27,681	7,611		(3,590)	31,702	$729,146	$6,141	$(8,826)
iShares MSCI EAFE Small-Cap ETF	24,879	4,177		(4,249)	24,807	$1,185,030	$15,111	$7,763
iShares TIPS Bond ETF	25,680	8,866		(6,838)	27,708	$3,066,999	$9,110	$(36,643)
Large Cap Index Master Portfolio	$5,483,712	$2,420,474	[2]	—	$7,904,186	$7,904,186	$111,443	$48,602
Master Small Cap Index Series	$1,907,031	$118,505	[2]	—	$2,025,536	$2,025,536	$21,207	$17,624
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$3,029	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

110	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,585,981	$51,705,250	—	$64,291,231

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $8,464 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	111

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.7%
Active Stock Master Portfolio	$571,481,868	$571,481,868
BlackRock Commodity Strategies Fund	12,702,720	81,170,384
BlackRock Emerging Markets Fund, Inc.	6,272,324	98,036,427
International Tilts Master Portfolio	$390,312,669	390,312,669
iShares Cohen & Steers REIT ETF (b)	1,105,582	102,399,005
iShares International Developed Real Estate ETF	3,170,146	88,795,789
iShares MSCI Canada ETF (b)	1,405,870	32,335,010
iShares MSCI EAFE Small-Cap ETF	1,147,259	54,804,562
Large Cap Index Master Portfolio	$374,927,089	374,927,089
Master Small Cap Index Series	$69,068,742	69,068,742

		1,863,331,545

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 26.2%
CoreAlpha Bond Master Portfolio	$594,350,694	$594,350,694
iShares TIPS Bond ETF (b)	607,736	67,270,298

		661,620,992
Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	3,748,190	3,748,190
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	36,053,304	36,053,304

		39,801,494
Total Affiliated Investment Companies (Cost — $2,409,697,608*) — 101.5%		2,564,754,031
Liabilities in Excess of Other Assets — (1.5)%		(37,170,690)

Net Assets — 100.0%		$2,527,583,341

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,417,187,143

Gross unrealized appreciation	$248,799,818
Gross unrealized depreciation	(101,232,930)

Net unrealized appreciation	$147,566,888

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$732,007,711	—		$(160,525,843)[1]	$571,481,868	$571,481,868	$8,302,723		$65,124,517
BlackRock Cash Funds: Institutional, SL Agency Shares	5,873,387	—		(2,125,197)[1]	3,748,190	$3,748,190	$6,155		—
BlackRock Cash Funds: Prime, SL Agency Shares	8,407,500	27,645,804	[2]	—	36,053,304	$36,053,304	$139,727	[3]	—
BlackRock Commodity Strategies Fund	12,540,270	1,867,557		(1,705,107)	12,702,720	$81,170,384	—		$(4,585,419)
BlackRock Emerging Markets Fund, Inc.	6,115,000	1,108,735		(951,411)	6,272,324	$98,036,427	—		$(190,754)
CoreAlpha Bond Master Portfolio	$591,843,692	$2,507,002	[2]	—	$594,350,694	$594,350,694	$10,298,874		$5,127,505

112	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
International Tilts Master Portfolio	$378,538,181	$11,774,488	[2]	—	$390,312,669	$390,312,669	$8,185,836	$(1,245,112)
iShares Cohen & Steers REIT ETF	1,164,738	147,871		(207,027)	1,105,582	$102,399,005	$2,531,521	$4,131,673
iShares International Developed Real Estate ETF	3,234,964	294,318		(359,136)	3,170,146	$88,795,789	$2,725,122	$26,894
iShares MSCI Canada ETF	1,320,806	147,141		(62,077)	1,405,870	$32,335,010	$281,104	$(304,303)
iShares MSCI EAFE Small-Cap ETF	1,198,374	50,255		(101,370)	1,147,259	$54,804,562	$694,297	$323,560
iShares TIPS Bond ETF	587,067	53,805		(33,136)	607,736	$67,270,298	$186,705	$47,953
Large Cap Index Master Portfolio	$325,759,398	$49,167,691	[2]	—	$374,927,089	$374,927,089	$5,402,372	$2,665,378
Master Small Cap Index Series	$75,431,704	—		$(6,362,962)[1]	$69,068,742	$69,068,742	$731,201	$589,031
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$86,921	—
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4] No longer held by LifePath Master Portfolio.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	113

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$564,612,969	$2,000,141,062	—	$2,564,754,031

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $36,053,304 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

114	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.7%
Active Stock Master Portfolio	$13,556,191	$13,556,191
BlackRock Commodity Strategies Fund	284,192	1,815,990
BlackRock Emerging Markets Fund, Inc.	154,747	2,418,699
International Tilts Master Portfolio	$9,672,051	9,672,051
iShares Cohen & Steers REIT ETF	31,278	2,896,968
iShares International Developed Real Estate ETF	89,575	2,508,996
iShares MSCI Canada ETF	36,004	828,092
iShares MSCI EAFE Small-Cap ETF	29,113	1,390,728
Large Cap Index Master Portfolio	$9,847,484	9,847,484
Master Small Cap Index Series	$1,280,353	1,280,353

		46,215,552
Fixed Income Funds — 16.1%
CoreAlpha Bond Master Portfolio	$8,478,482	8,478,482

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
iShares TIPS Bond ETF	3,548	$392,728

		8,871,210
Short-Term Securities — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)	60,712	60,712
Total Affiliated Investment Companies (Cost — $55,562,846*) — 99.9%		55,147,474
Other Assets Less Liabilities — 0.1%		53,485

Net Assets — 100.0%		$55,200,959

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$55,691,016

Gross unrealized appreciation	$2,313,040
Gross unrealized depreciation	(2,856,582)

Net unrealized depreciation	$(543,542)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$15,858,279	—		$(2,302,088)[1]	$13,556,191	$13,556,191	$191,867		$1,411,407
BlackRock Cash Funds: Institutional, SL Agency Shares	105,615	—		(44,903)[1]	60,712	$60,712	$120		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$1,651	[3]	—
BlackRock Commodity Strategies Fund	266,087	65,440		(47,335)	284,192	$1,815,990	—		$(137,151)
BlackRock Emerging Markets Fund, Inc.	147,219	40,860		(33,332)	154,747	$2,418,699	—		$(34,605)
CoreAlpha Bond Master Portfolio	$7,576,096	$902,386	[2]	—	$8,478,482	$8,478,482	$140,336		$68,268
International Tilts Master Portfolio	$8,798,849	$873,202	[2]	—	$9,672,051	$9,672,051	$201,464		$(29,904)
iShares Cohen & Steers REIT ETF	30,677	9,666		(9,065)	31,278	$2,896,968	$70,648		$111,138

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	115

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	84,556	24,188		(19,169)	89,575	$2,508,996	$77,241	$(31,313)
iShares MSCI Canada ETF	32,043	6,875		(2,914)	36,004	$828,092	$7,055	$(4,857)
iShares MSCI EAFE Small-Cap ETF	28,911	4,779		(4,577)	29,113	$1,390,728	$17,293	$1,237
iShares TIPS Bond ETF	3,848	—		(300)	3,548	$392,728	$1,092	$411
Large Cap Index Master Portfolio	$8,787,621	$1,059,863	[2]	—	$9,847,484	$9,847,484	$144,789	$70,871
Master Small Cap Index Series	$1,338,461	—		$(58,108)[1]	$1,280,353	$1,280,353	$13,772	$11,005
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$1,179	—
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4] No longer held by LifePath Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

116	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,312,913	$42,834,561	—	$55,147,474

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	117

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 92.6%
Active Stock Master Portfolio	$479,373,037	$479,373,037
BlackRock Commodity Strategies Fund	9,762,100	62,379,817
BlackRock Emerging Markets Fund, Inc.	5,831,696	91,149,403
International Tilts Master Portfolio	$359,900,083	359,900,083
iShares Cohen & Steers REIT ETF (b)	1,284,967	119,013,644
iShares International Developed Real Estate ETF (b)	3,680,632	103,094,502
iShares MSCI Canada ETF (b)	1,319,147	30,340,381
iShares MSCI EAFE Small-Cap ETF	1,034,562	49,421,027
Large Cap Index Master Portfolio	$371,636,495	371,636,495
Master Small Cap Index Series	$39,361,184	39,361,184

		1,705,669,573
Fixed Income Fund — 7.2%
CoreAlpha Bond Master Portfolio	$133,482,204	133,482,204

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	2,272,152	$2,272,152
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	28,882,093	28,882,093

		31,154,245
Total Affiliated Investment Companies (Cost — $1,761,662,400*) — 101.5%		1,870,306,022
Liabilities in Excess of Other Assets — (1.5)%		(27,583,761)

Net Assets — 100.0%		$1,842,722,261

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,766,486,124

Gross unrealized appreciation	$187,952,163
Gross unrealized depreciation	(84,132,265)

Net unrealized appreciation	$103,819,898

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$617,793,419	—		$(138,420,382)[1]	$479,373,037	$479,373,037	$7,176,126		$55,835,647
BlackRock Cash Funds: Institutional, SL Agency Shares	4,210,819	—		(1,938,667)[1]	2,272,152	$2,272,152	$4,669		—
BlackRock Cash Funds: Prime, SL Agency Shares	16,314,800	12,567,293	[2]	—	28,882,093	$28,882,093	$123,093	[3]	—
BlackRock Commodity Strategies Fund	10,188,103	1,478,221		(1,904,224)	9,762,100	$62,379,817	—		$(5,376,033)
BlackRock Emerging Markets Fund, Inc.	5,989,668	896,507		(1,054,480)	5,831,695	$91,149,403	—		$(522,028)
CoreAlpha Bond Master Portfolio	$124,444,002	$9,038,202	[2]	—	$133,482,204	$133,482,204	$2,240,882		$1,100,254
International Tilts Master Portfolio	$367,981,472	—		$(8,081,389)[1]	$359,900,083	$359,900,083	$7,877,136		$5,493,259
iShares Cohen & Steers REIT ETF	1,402,976	192,951		(310,960)	1,284,967	$119,013,644	$3,021,839		$(1,101,640)

118	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	3,883,740	371,489	(574,597)	3,680,632	$103,094,502	$3,292,393	$(381,085)
iShares MSCI Canada ETF	1,285,655	137,156	(103,664)	1,319,147	$30,340,381	$274,168	$(535,042)
iShares MSCI EAFE Small-Cap ETF	1,170,755	49,263	(185,456)	1,034,562	$49,421,027	$670,701	$910,244
Large Cap Index Master Portfolio	$379,569,351	—	$(7,932,856)[1]	$371,636,495	$371,636,495	$5,754,970	$3,026,953
Master Small Cap Index Series	$50,915,660	—	$(11,554,476)[1]	$39,361,184	$39,361,184	$468,329	$515,862
Total International ex U.S. Index Master Portfolio[4]	—	—	—	—	—	$18,936	—
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4] No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	119

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$486,553,019	$1,383,753,003	—	$1,870,306,022

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $28,882,093 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

120	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.2%
Active Stock Master Portfolio	$9,222,682	$9,222,682
BlackRock Commodity Strategies Fund	183,154	1,170,353
BlackRock Emerging Markets Fund, Inc.	112,083	1,751,852
International Tilts Master Portfolio	$6,871,794	6,871,794
iShares Cohen & Steers REIT ETF	25,805	2,390,059
iShares International Developed Real Estate ETF	73,788	2,066,802
iShares MSCI Canada ETF	24,842	571,366
iShares MSCI EAFE Small-Cap ETF	20,081	959,269
Large Cap Index Master Portfolio	$6,668,571	6,668,571
Master Small Cap Index Series	$743,970	743,970

		32,416,718
Fixed Income Fund — 2.6%
CoreAlpha Bond Master Portfolio	$876,540	876,540

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)	41,933	$41,933
Total Affiliated Investment Companies (Cost — $33,973,276*) — 99.9%		33,335,191
Other Assets Less Liabilities — 0.1%		27,785

Net Assets — 100.0%		$33,362,976

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$34,069,001

Gross unrealized appreciation	$1,221,101
Gross unrealized depreciation	(1,954,911)

Net unrealized depreciation	$(733,810)

Notes to Schedule of Investments
(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$10,880,891	—		$(1,658,209)[1]	$9,222,682	$9,222,682	$128,858		$942,710
BlackRock Cash Funds: Institutional, SL Agency Shares	75,058	—		(33,125)[1]	41,933	$41,933	$168		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$858	[2]	—
BlackRock Commodity Strategies Fund	178,939	41,423		(37,208)	183,154	$1,170,353	—		$(98,365)
BlackRock Emerging Markets Fund, Inc.	104,984	33,594		(26,495)	112,083	$1,751,852	—		$(19,601)
CoreAlpha Bond Master Portfolio	$644,004	$232,536	[3]	—	$876,540	$876,540	$12,987		$6,641
International Tilts Master Portfolio	$6,367,614	$504,180	[3]	—	$6,871,794	$6,871,794	$139,137		$(24,273)
iShares Cohen & Steers REIT ETF	25,214	8,510		(7,919)	25,805	$2,390,059	$57,157		$103,561
iShares International Developed Real Estate ETF	69,082	20,396		(15,690)	73,788	$2,066,802	$62,285		$(20,409)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	121

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
iShares MSCI Canada ETF	23,208	4,439		(2,805)	24,842	$571,366	$4,896	$(3,441)
iShares MSCI EAFE Small-Cap ETF	20,569	2,702		(3,190)	20,081	$959,269	$11,845	$10,050
Large Cap Index Master Portfolio	$6,174,176	$494,395	[3]	—	$6,668,571	$6,668,571	$97,303	$48,254
Master Small Cap Index Series	$865,739	—		$(121,769)[1]	$743,970	$743,970	$8,218	$7,027
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$1,179	—
[1] Represents net shares/beneficial interest sold.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[3]   Represents net shares/beneficial interest purchased.

[4] No longer held by LifePath Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

122	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,951,634	$24,383,557	—	$33,335,191

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	123

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.2%
Active Stock Master Portfolio	$119,222,087	$119,222,087
BlackRock Commodity Strategies Fund	2,209,915	14,121,356
BlackRock Emerging Markets Fund, Inc.	1,371,858	21,442,134
International Tilts Master Portfolio	$84,785,289	84,785,289
iShares Cohen & Steers REIT ETF (b)	318,519	29,501,230
iShares International Developed Real Estate ETF	911,792	25,539,294
iShares MSCI Canada ETF (b)	304,294	6,998,762
iShares MSCI EAFE Small-Cap ETF	246,352	11,768,235
Large Cap Index Master Portfolio	$75,224,164	75,224,164
Master Small Cap Index Series	$9,075,366	9,075,366

		397,677,917
Fixed Income Fund — 1.6%
CoreAlpha Bond Master Portfolio	$6,289,526	6,289,526

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	386,019	$386,019
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	6,732,162	6,732,162

		7,118,181
Total Affiliated Investment Companies (Cost — $398,737,372*) — 101.6%		411,085,624
Liabilities in Excess of Other Assets — (1.6)%		(6,310,238)

Net Assets — 100.0%		$404,775,386

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$399,709,041

Gross unrealized appreciation	$30,281,681
Gross unrealized depreciation	(18,905,098)

Net unrealized appreciation	$11,376,583

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$147,719,967	—		$(28,497,880)[1]	$119,222,087	$119,222,087	$1,817,045		$14,083,647
BlackRock Cash Funds: Institutional, SL Agency Shares	1,215,707	—		(829,688)[1]	386,019	$386,019	$1,388		—
BlackRock Cash Funds: Prime, SL Agency Shares	2,950,000	3,782,162	[2]	—	6,732,162	$6,732,162	$29,274	[3]	—
BlackRock Commodity Strategies Fund	2,193,346	587,472		(570,903)	2,209,915	$14,121,356	—		$(1,848,491)
BlackRock Emerging Markets Fund, Inc.	1,329,101	378,151		(335,394)	1,371,858	$21,442,134	—		$(508,771)
CoreAlpha Bond Master Portfolio	$4,957,761	$1,331,765	[2]	—	$6,289,526	$6,289,526	$103,509		$48,554
International Tilts Master Portfolio	$81,873,561	$2,911,728	[2]	—	$84,785,289	$84,785,289	$1,905,443		$(175,592)
iShares Cohen & Steers REIT ETF	327,853	103,331		(112,665)	318,519	$29,501,230	$758,294		$1,665,275

124	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	901,660	249,254		(239,122)	911,792	$25,539,294	$840,986	$(412,501)
iShares MSCI Canada ETF	285,386	64,182		(45,274)	304,294	$6,998,762	$67,518	$(198,407)
iShares MSCI EAFE Small-Cap ETF	260,026	37,207		(50,881)	246,352	$11,768,235	$166,367	$6,862
Large Cap Index Master Portfolio	$69,086,943	$6,137,221	[2]	—	$75,224,164	$75,224,164	$1,164,008	$595,483
Master Small Cap Index Series	$11,565,177	—		$(2,489,811)[1]	$9,075,366	$9,075,366	$110,441	$142,799
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$868	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	125

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$116,489,192	$294,596,432	—	$411,085,624

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $6,732,162 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

126	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.2%
Active Stock Master Portfolio	$4,609,465	$4,609,465
BlackRock Commodity Strategies Fund	76,312	487,635
BlackRock Emerging Markets Fund, Inc.	49,712	777,000
International Tilts Master Portfolio	$3,086,605	3,086,605
iShares Cohen & Steers REIT ETF	11,500	1,065,130
iShares International Developed Real Estate ETF	32,722	916,543
iShares MSCI Canada ETF	10,785	248,055
iShares MSCI EAFE Small-Cap ETF	8,907	425,487
Large Cap Index Master Portfolio	$2,403,317	2,403,317
Master Small Cap Index Series	$333,085	333,085

		14,352,322
Fixed Income Fund — 1.6%
CoreAlpha Bond Master Portfolio	$229,171	229,171

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)	49,437	$49,437
Total Affiliated Investment Companies (Cost — $15,029,482*) — 100.1%		14,630,930
Liabilities in Excess of Other Assets — (0.1)%		(18,587)

Net Assets — 100.0%		$14,612,343

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,077,744

Gross unrealized appreciation	$312,334
Gross unrealized depreciation	(759,148)

Net unrealized depreciation	$(446,814)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$4,678,399	—		$(68,934)[1]	$4,609,465	$4,609,465	$59,744		$426,285
BlackRock Cash Funds: Institutional, SL Agency Shares	25,991	23,446	[2]	—	49,437	$49,437	$50		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$1,056	[3]	—
BlackRock Commodity Strategies Fund	68,577	25,878		(18,143)	76,312	$487,635	—		$(42,992)
BlackRock Emerging Markets Fund, Inc.	40,487	20,085		(10,860)	49,712	$777,000	—		$(5,397)
CoreAlpha Bond Master Portfolio	$115,070	$114,101	[2]	—	$229,171	$229,171	$3,085		$1,580
International Tilts Master Portfolio	$2,416,757	$669,848	[2]	—	$3,086,605	$3,086,605	$57,797		$(9,941)
iShares Cohen & Steers REIT ETF	9,602	4,368		(2,470)	11,500	$1,065,130	$23,838		$23,158
iShares International Developed Real Estate ETF	26,550	10,872		(4,700)	32,722	$916,543	$25,951		$(8,581)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	127

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
iShares MSCI Canada ETF	8,714	3,271		(1,200)	10,785	$248,055	$2,058	$(1,866)
iShares MSCI EAFE Small-Cap ETF	7,943	2,264		(1,300)	8,907	$425,487	$4,797	$(1,727)
Large Cap Index Master Portfolio	$1,751,127	652,190	[2]	—	$2,403,317	$2,403,317	$31,722	$14,591
Master Small Cap Index Series	$342,105	—		$(9,020)[1]	$333,085	$333,085	$3,443	$2,461
Total International ex U.S. Index Master Portfolio[4]	—	—		—	—	—	$26	—

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[4]	No longer held by LifePath Master Portfolio as of report date.

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

128	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

As of September 30, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,969,287	$10,661,643	—	$14,630,930

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	129

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.1%
iShares Cohen & Steers REIT ETF	15,924	$1,474,881
iShares Core MSCI Total International Stock ETF	489,227	23,893,847
iShares International Developed Real Estate ETF	44,090	1,234,961
iShares MSCI EAFE Small-Cap ETF (b)	71,678	3,424,058
Large Cap Index Master Portfolio	$106,948,063	106,948,063
Master Small Cap Index Series	$19,080,123	19,080,123
Total International ex U.S. Index Master Portfolio	$35,987,250	35,987,250

		192,043,183
Fixed Income Funds — 59.8%
iShares TIPS Bond ETF	384,148	42,521,342

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$243,424,965	$243,424,965

		285,946,307
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	865,074	865,074
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	2,115,342	2,115,342

		2,980,416
Total Affiliated Investment Companies (Cost — $453,423,645*) — 100.5%		480,969,906
Liabilities in Excess of Other Assets — (0.5)%		(2,437,911)

Net Assets — 100.0%		$478,531,995

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$453,779,330

Gross unrealized appreciation	$32,136,928
Gross unrealized depreciation	(4,946,352)

Net unrealized appreciation	$27,190,576

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	984,033	—		(118,959)[1]	865,074	$865,074	$1,287		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	2,115,342	[2]	—	2,115,342	$2,115,342	$7,464	[3]	—
iShares Cohen & Steers REIT ETF	12,463	4,037		(576)	15,924	$1,474,881	$34,141		$8,536
iShares Core MSCI Total International Stock ETF	252,688	249,729		(13,190)	489,227	$23,893,847	$216,249		$(8,962)
iShares International Developed Real Estate ETF	34,882	11,671		(2,463)	44,090	$1,234,961	$37,177		$(8,892)
iShares MSCI EAFE Small-Cap ETF	107,873	14,306		(50,501)	71,678	$3,424,058	$47,534		$359,169

130	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
iShares TIPS Bond ETF	342,094	81,240		(39,186)	384,148	$42,521,342	$118,524	$(325,714)
Large Cap Index Master Portfolio	$98,004,312	$8,943,751	[2]	—	$106,948,063	$106,948,063	$1,511,249	$790,511
Master Small Cap Index Series	$16,529,780	$2,550,343	[2]	—	$19,080,123	$19,080,123	$179,879	$116,389
Total International ex U.S. Index Master Portfolio	$35,792,647	$194,603	[2]	—	$35,987,250	$35,987,250	$865,533	$64,169
U.S. Total Bond Index Master Portfolio	$221,316,244	$22,108,721	[2]	—	$243,424,965	$243,424,965	$3,371,654	$488,016
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	131

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$75,529,505	$405,440,401	—	$480,969,906

LifePath Index Master Portfolio may hold assets and/or liabilities in which fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $2,115,342 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

132	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 52.3%
iShares Cohen & Steers REIT ETF (b)	192,049	$17,787,578
iShares Core MSCI Total International Stock ETF	1,088,964	53,185,002
iShares International Developed Real Estate ETF	551,662	15,452,053
iShares MSCI EAFE Small-Cap ETF	219,959	10,507,441
Large Cap Index Master Portfolio	$299,963,847	299,963,847
Master Small Cap Index Series	$36,997,516	36,997,516
Total International ex U.S. Index Master Portfolio	$111,246,185	111,246,185

		545,139,622
Fixed Income Funds — 47.7%
iShares TIPS Bond ETF	651,866	72,155,048

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$424,663,686	$424,663,686

		496,818,734
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	2,234,268	2,234,268
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	10,787	10,787

		2,245,055
Total Affiliated Investment Companies (Cost — $988,703,578*) — 100.2%		1,044,203,411
Liabilities in Excess of Other Assets — (0.2)%		(2,198,746)

Net Assets — 100.0%		$1,042,004,665

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$989,095,956

Gross unrealized appreciation	$66,135,218
Gross unrealized depreciation	(11,027,763)

Net unrealized appreciation	$55,107,455

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,109,818	124,450	[1]	—	2,234,268	$2,234,268	$3,081		—
BlackRock Cash Funds: Prime, SL Agency Shares	1,079,100	—		(1,068,313)[2]	10,787	$10,787	$8,789	[3]	—
iShares Cohen & Steers REIT ETF	170,731	46,381		(25,063)	192,049	$17,787,578	$424,790		$298,929
iShares Core MSCI Total International Stock ETF	607,955	531,466		(50,457)	1,088,964	$53,185,002	$499,017		$(47,643)
iShares International Developed Real Estate ETF	473,539	112,755		(34,632)	551,662	$15,452,053	$461,972		$(119,447)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	133

Schedule of Investments (continued)	LifePath Index 2020 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
iShares MSCI EAFE Small-Cap ETF	288,452	46,917		(115,410)	219,959	$10,507,441	$133,588	$701,756
iShares TIPS Bond ETF	517,118	167,251		(32,503)	651,866	$72,155,048	$199,173	$(264,711)
Large Cap Index Master Portfolio	$264,872,726	$35,091,121	[1]	—	$299,963,847	$299,963,847	$4,238,027	$2,209,412
Master Small Cap Index Series	$29,854,120	$7,143,396	[1]	—	$36,997,516	$36,997,516	$343,049	$192,328
Total International ex U.S. Index Master Portfolio	$100,829,252	$10,416,933	[1]	—	$111,246,185	$111,246,185	$2,565,910	$162,100
U.S. Total Bond Index Master Portfolio	$349,364,622	$75,299,064	[1]	—	$424,663,686	$424,663,686	$5,674,031	$777,940
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

[3] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

134	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$171,332,177	$872,871,234	—	$1,044,203,411

LifePath Index Master Portfolio may hold assets and/or liabilities in which fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $10,787 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	135

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.4%
iShares Cohen & Steers REIT ETF	228,290	$21,144,220
iShares Core MSCI Total International Stock ETF	1,170,117	57,148,514
iShares International Developed Real Estate ETF	645,901	18,091,687
iShares MSCI EAFE Small-Cap ETF	161,330	7,706,734
Large Cap Index Master Portfolio	$232,412,990	232,412,990
Master Small Cap Index Series	$20,696,826	20,696,826
Total International ex U.S. Index Master Portfolio	$68,930,882	68,930,882

		426,131,853
Fixed Income Funds — 36.4%
iShares TIPS Bond ETF	315,203	34,889,820

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
U.S. Total Bond Index Master Portfolio	$210,105,095	$210,105,095

		244,994,915
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)	1,377,465	1,377,465
Total Affiliated Investment Companies (Cost — $655,676,134*) — 100.0%		672,504,233
Liabilities in Excess of Other Assets — (0.0)%		(70,587)

Net Assets — 100.0%		$672,433,646

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$655,943,459

Gross unrealized appreciation	$28,874,147
Gross unrealized depreciation	(12,313,373)

Net unrealized appreciation	$16,560,774

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	746,905	630,560	[1]	—	1,377,465	$1,377,465	$2,362		—
BlackRock Cash Funds: Prime, SL Agency Shares[2]	—	—		—	—	—	$12,631	[3]	—
iShares Cohen & Steers REIT ETF	169,929	83,863		(25,502)	228,290	$21,144,220	$464,306		$334,168
iShares Core MSCI Total International Stock ETF	639,667	562,676		(32,226)	1,170,117	$57,148,514	$546,712		$(32,355)
iShares International Developed Real Estate ETF	471,056	207,482		(32,637)	645,901	$18,091,687	$499,837		$(77,117)
iShares MSCI EAFE Small-Cap ETF	202,339	37,391		(78,400)	161,330	$7,706,734	$97,098		$354,650
iShares TIPS Bond ETF	224,311	106,491		(15,599)	315,203	$34,889,820	$96,453		$(115,361)
Large Cap Index Master Portfolio	$186,587,207	$45,825,783	[1]	—	232,412,990	$232,412,990	$3,127,988		$1,581,996

136	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
Master Small Cap Index Series	$15,639,897	$5,056,929	[1]	—	20,696,826	$20,696,826	$186,311	$64,295
Total International ex U.S. Index Master Portfolio	$59,342,333	$9,588,549	[1]	—	68,930,882	$68,930,882	$1,607,503	$97,835
U.S. Total Bond Index Master Portfolio	$156,945,766	$53,159,329	[1]	—	210,105,095	$210,105,095	$2,671,534	$360,392

[1]	Represents net shares/beneficial interest purchased.
[2]	No longer held by LifePath Index Master Portfolio as of report date.
[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$140,358,440	$532,145,793	—	$672,504,233

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	137

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 74.1%
iShares Cohen & Steers REIT ETF (b)	482,098	$44,651,917
iShares Core MSCI Total International Stock ETF	1,442,411	70,447,353
iShares International Developed Real Estate ETF	1,381,974	38,709,092
iShares MSCI EAFE Small-Cap ETF (b)	305,325	14,585,375
Large Cap Index Master Portfolio	$400,935,959	400,935,959
Master Small Cap Index Series	$26,311,893	26,311,893
Total International ex U.S. Index Master Portfolio	$143,613,541	143,613,541

		739,255,130
Fixed Income Funds — 25.8%
iShares TIPS Bond ETF (b)	322,453	35,692,323

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
U.S. Total Bond Index Master Portfolio	$221,214,979	$221,214,979

		256,907,302
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	3,032,423	3,032,423
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	1,687,876	1,687,876

		4,720,299
Total Affiliated Investment Companies (Cost — $959,768,064*) — 100.4%		1,000,882,731
Liabilities in Excess of Other Assets — (0.4)%		(3,937,227)

Net Assets — 100.0%		$996,945,504

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$960,059,647

Gross unrealized appreciation	$59,233,035
Gross unrealized depreciation	(18,409,951)

Net unrealized appreciation	$40,823,084

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,973,808	1,058,615	[1]	—	3,032,423	$3,032,423	$3,521		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	1,687,876	[1]	—	1,687,876	$1,687,876	$6,840	[2]	—
iShares Cohen & Steers REIT ETF	372,716	173,292		(63,910)	482,098	$44,651,917	$1,008,937		$747,788
iShares Core MSCI Total International Stock ETF	805,065	685,068		(47,722)	1,442,411	$70,447,353	$705,961		$(49,195)
iShares International Developed Real Estate ETF	1,033,666	408,136		(59,828)	1,381,974	$38,709,092	$1,095,634		$(144,849)
iShares MSCI EAFE Small-Cap ETF	368,703	64,322		(127,700)	305,325	$14,585,375	$183,763		$651,125
iShares TIPS Bond ETF	230,520	102,954		(11,021)	322,453	$35,692,323	$98,140		$(77,693)

138	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
Large Cap Index Master Portfolio	$342,118,889	$58,817,070	[1]	—	$400,935,959	$400,935,959	$5,617,943	$2,895,963
Master Small Cap Index Series	$21,723,664	$4,588,229	[1]	—	$26,311,893	$26,311,893	$251,128	$122,041
Total International ex U.S. Index Master Portfolio	$126,495,470	$17,118,071	[1]	—	$143,613,541	$143,613,541	$3,317,716	$197,726
U.S. Total Bond Index Master Portfolio	$173,164,163	$48,050,816	[1]	—	$221,214,979	$221,214,979	$2,900,888	$382,709

[1]   Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	139

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$208,806,359	$792,076,372	—	$1,000,882,731

LifePath Index Master Portfolio may hold assets and/or liabilities in which fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $1,687,876 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

140	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.2%
iShares Cohen & Steers REIT ETF (b)	319,535	$29,595,332
iShares Core MSCI Total International Stock ETF	1,075,523	52,528,543
iShares International Developed Real Estate ETF	914,835	25,624,529
iShares MSCI EAFE Small-Cap ETF	155,134	7,410,751
Large Cap Index Master Portfolio	$232,461,117	232,461,117
Master Small Cap Index Series	$11,389,095	11,389,095
Total International ex U.S. Index Master Portfolio	$72,053,860	72,053,860

		431,063,227
Fixed Income Funds — 15.7%
iShares TIPS Bond ETF	95,576	10,579,307

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
U.S. Total Bond Index Master Portfolio	$69,684,914	$69,684,914

		80,264,221
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	1,006,356	1,006,356
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	576,870	576,870

		1,583,226
Total Affiliated Investment Companies (Cost — $504,964,404*) — 100.2%		512,910,674
Liabilities in Excess of Other Assets — (0.2)%		(972,186)

Net Assets — 100.0%		$511,938,488

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$505,120,815

Gross unrealized appreciation	$20,934,181
Gross unrealized depreciation	(13,144,322)

Net unrealized appreciation	$7,789,859

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,029,104	—		(22,748)[1]	1,006,356	$1,006,356	$1,906		—
BlackRock Cash Funds: Prime, SL Agency Shares	9,300	567,570	[2]	—	576,870	$576,870	$4,373	[3]	—
iShares Cohen & Steers REIT ETF	236,670	124,934		(42,069)	319,535	$29,595,332	$648,255		$496,927
iShares Core MSCI Total International Stock ETF	601,151	498,772		(24,400)	1,075,523	$52,528,543	$530,240		$(60,371)
iShares International Developed Real Estate ETF	656,946	312,788		(54,899)	914,835	$25,624,528	$700,492		$(148,166)
iShares MSCI EAFE Small-Cap ETF	208,872	33,062		(86,800)	155,134	$7,410,751	$93,369		$431,984
iShares TIPS Bond ETF	64,925	32,804		(2,153)	95,576	$10,579,307	$28,916		$(1,997)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	141

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
Large Cap Index Master Portfolio	$193,467,131	$38,993,986	[2]	—	$232,461,117	$232,461,117	$3,186,845	$1,632,460
Master Small Cap Index Series	$9,587,520	$1,801,575	[2]	—	$11,389,095	$11,389,095	$108,524	$36,984
Total International ex U.S. Index Master Portfolio	$63,367,924	$8,685,936	[2]	—	$72,053,860	$72,053,860	$1,685,263	$108,497
U.S. Total Bond Index Master Portfolio	$51,838,842	$17,846,072	[2]	—	$69,684,914	$69,684,914	$873,492	$115,755

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

142	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$127,321,688	$385,588,986	—	$512,910,674

LifePath Index Master Portfolio may hold assets and/or liabilities in which fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $576,870 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	143

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 93.2%
iShares Cohen & Steers REIT ETF	514,244	$47,629,279
iShares Core MSCI Total International Stock ETF	1,298,630	63,425,089
iShares International Developed Real Estate ETF	1,472,604	41,247,638
iShares MSCI EAFE Small-Cap ETF	249,343	11,911,115
Large Cap Index Master Portfolio	$336,971,815	336,971,815
Master Small Cap Index Series	$13,492,588	13,492,588
Total International ex U.S. Index Master Portfolio	$117,564,783	117,564,783

		632,242,307
Fixed Income Funds — 6.7%
iShares TIPS Bond ETF	49,033	5,427,463

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
U.S. Total Bond Index Master Portfolio	$40,062,313	$40,062,313

		45,489,776
Short-Term Securities — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)	483,938	483,938
Total Affiliated Investment Companies (Cost — $663,333,955*) — 100.0%		678,216,021
Liabilities in Excess of Other Assets — (0.0)%		(198,525)

Net Assets — 100.0%		$678,017,496

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$663,493,758

Gross unrealized appreciation	$33,733,054
Gross unrealized depreciation	(19,010,791)

Net unrealized appreciation	$14,722,263

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,301,475	—		(817,537)[1]	483,938	$483,938	$2,570		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$8,543	[2]	—
iShares Cohen & Steers REIT ETF	380,890	209,143		(75,789)	514,244	$47,629,279	$1,061,950		$880,153
iShares Core MSCI Total International Stock ETF	722,933	603,265		(27,568)	1,298,630	$63,425,089	$643,444		$(84,636)
iShares International Developed Real Estate ETF	1,053,806	515,559		(96,761)	1,472,604	$41,247,638	$1,151,434		$(297,614)
iShares MSCI EAFE Small-Cap ETF	304,945	57,770		(113,372)	249,343	$11,911,115	$150,069		$581,875
iShares TIPS Bond ETF	32,531	17,274		(772)	49,033	$5,427,463	$14,836		$(758)
Large Cap Index Master Portfolio	$278,797,165	$58,174,650	[3]	—	$336,971,815	$336,971,815	$4,674,660		$2,395,013

144	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
Master Small Cap Index Series	$12,158,465	$1,334,123	[3]	—	$13,492,588	$13,492,588	$137,268	$71,684
Total International ex U.S. Index Master Portfolio	$100,880,849	$16,683,934	[3]	—	$117,564,783	$117,564,783	$2,720,722	$157,197
U.S. Total Bond Index Master Portfolio	$28,589,605	$11,472,708	[3]	—	$40,062,313	$40,062,313	$491,771	$63,050

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[3]	Represents net shares/beneficial interest purchased.

(b)	Represents the current yield as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$170,124,522	$508,091,499	—	$678,216,021

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	145

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.9%
iShares Cohen & Steers REIT ETF	243,359	$22,539,910
iShares Core MSCI Total International Stock ETF	777,699	37,982,819
iShares International Developed Real Estate ETF	700,059	19,608,653
iShares MSCI EAFE Small-Cap ETF	103,200	4,929,864
Large Cap Index Master Portfolio	$149,891,731	149,891,731
Master Small Cap Index Series	$5,830,446	5,830,446
Total International ex U.S. Index Master Portfolio	$44,057,038	44,057,038

		284,840,461
Fixed Income Funds — 1.9%
iShares TIPS Bond ETF	4,740	524,671

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
U.S. Total Bond Index Master Portfolio	$5,092,823	$5,092,823

		5,617,494
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)	543,909	543,909
Total Affiliated Investment Companies (Cost — $292,043,244*) — 100.0%		291,001,864
Liabilities in Excess of Other Assets —(0.0)%		(29,703)

Net Assets — 100.0%		$290,972,161

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$292,114,287

Gross unrealized appreciation	$9,402,482
Gross unrealized depreciation	(10,514,905)

Net unrealized depreciation	$(1,112,423)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	745,850	—		(201,941)[1]	543,909	$543,909	$1,156		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$2,085	[2]	—
iShares Cohen & Steers REIT ETF	175,568	105,547		(37,756)	243,359	$22,539,910	$496,909		$440,529
iShares Core MSCI Total International Stock ETF	453,977	340,822		(17,100)	777,699	$37,982,819	$406,131		$(62,137)
iShares International Developed Real Estate ETF	481,318	273,746		(55,005)	700,059	$19,608,653	$535,341		$(168,015)
iShares MSCI EAFE Small-Cap ETF	133,177	24,561		(54,538)	103,200	$4,929,864	$62,112		$251,420
iShares TIPS Bond ETF	3,400	1,390		(50)	4,740	$524,671	$1,458		$(93)
Large Cap Index Master Portfolio	$119,219,041	$30,672,690	[3]	—	$149,891,731	$149,891,731	$2,042,151		$1,042,528

146	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
Master Small Cap Index Series	$5,195,235	$635,211	[3]	—	$5,830,446	$5,830,446	$58,512	$33,290
Total International ex U.S. Index Master Portfolio	$36,608,413	$7,448,625	[3]	—	$44,057,038	$44,057,038	$1,037,802	$66,074
U.S. Total Bond Index Master Portfolio	$3,452,564	$1,640,259	[3]	—	$5,092,823	$5,092,823	$59,997	$7,445

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

[3]	Represents net shares/beneficial interest purchased.

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$86,129,826	$204,872,038	—	$291,001,864

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	147

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.9%
iShares Cohen & Steers REIT ETF (b)	261,874	$24,254,770
iShares Core MSCI Total International Stock ETF	831,867	40,628,384
iShares International Developed Real Estate ETF	749,347	20,989,209
iShares MSCI EAFE Small-Cap ETF	107,618	5,140,912
Large Cap Index Master Portfolio	$158,185,585	158,185,585
Master Small Cap Index Series	$6,136,683	6,136,683
Total International ex U.S. Index Master Portfolio	$47,094,582	47,094,582

		302,430,125
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$3,158,720	3,158,720

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	711,210	$711,210
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	272,020	272,020

		983,230
Total Affiliated Investment Companies (Cost — $308,844,110*) — 100.2%		306,572,075
Liabilities in Excess of Other Assets — (0.2)%		(625,842)

Net Assets — 100.0%		$305,946,233

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$308,930,525

Gross unrealized appreciation	$9,101,871
Gross unrealized depreciation	(11,460,321)

Net unrealized depreciation	$(2,358,450)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	654,907	56,303	[1]	—	711,210	$711,210	$1,268		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	272,020	[1]	—	272,020	$272,020	$9,181	[2]	—
iShares Cohen & Steers REIT ETF	182,681	125,649		(46,456)	261,874	$24,254,770	$533,889		$504,603
iShares Core MSCI Total International Stock ETF	503,636	348,431		(20,200)	831,867	$40,628,384	$446,656		$(73,283)
iShares International Developed Real Estate ETF	506,059	321,924		(78,636)	749,347	$20,989,209	$575,759		$(220,121)
iShares MSCI EAFE Small-Cap ETF	138,356	32,250		(62,988)	107,618	$5,140,912	$64,771		$314,984
Large Cap Index Master Portfolio	$122,826,821	$35,358,764	[1]	—	$158,185,585	$158,185,585	$2,150,613		$1,090,620
Master Small Cap Index Series	$5,410,116	$726,567	[1]	—	$6,136,683	$6,136,683	$61,933		$37,446

148	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$36,389,565	$10,705,017	[1]	—	$47,094,582	$47,094,582	$1,089,249	$60,608
U.S. Total Bond Index Master Portfolio	$2,376,518	$782,202	[1]	—	$3,158,720	$3,158,720	$40,626	$5,184

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$91,996,505	$214,575,570	—	$306,572,075

LifePath Index Master Portfolio may hold assets and/or liabilities in which fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $272,020 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	149

Schedule of Investments September 30, 2015 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.7%
iShares Cohen & Steers REIT ETF (b)	78,260	$7,248,441
iShares Core MSCI Total International Stock ETF	319,392	15,599,105
iShares International Developed Real Estate ETF	224,082	6,276,537
iShares MSCI EAFE Small-Cap ETF	32,217	1,539,006
Large Cap Index Master Portfolio	$47,289,305	47,289,305
Master Small Cap Index Series	$1,868,181	1,868,181
Total International ex U.S. Index Master Portfolio	$10,646,145	10,646,145

		90,466,720
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$944,297	944,297

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Money Market — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)	318,056	$318,056
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)	3,670,219	3,670,219

		3,988,275
Total Affiliated Investment Companies (Cost — $98,422,672*) — 104.0%		95,399,292
Liabilities in Excess of Other Assets — (4.0)%		(3,709,515)

Net Assets — 100.0%		$91,689,777

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$98,462,926

Gross unrealized appreciation	$985,336
Gross unrealized depreciation	(4,048,970)

Net unrealized depreciation	$(3,063,634)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	231,529	86,527	[1]	—	318,056	$318,056	$457		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	3,670,219	[1]	—	3,670,219	$3,670,219	$3,079	[2]	—
iShares Cohen & Steers REIT ETF	48,162	43,835		(13,737)	78,260	$7,248,441	$154,357		$141,995
iShares Core MSCI Total International Stock ETF	175,107	148,285		(4,000)	319,392	$15,599,105	$163,800		$(13,978)
iShares International Developed Real Estate ETF	132,547	116,099		(24,564)	224,082	$6,276,537	$165,698		$(50,130)
iShares MSCI EAFE Small-Cap ETF	36,496	11,321		(15,600)	32,217	$1,539,006	$19,390		$59,008
Large Cap Index Master Portfolio	$32,623,835	$14,665,470	[1]	—	$47,289,305	$47,289,305	$608,571		$302,481
Master Small Cap Index Series	$1,436,584	$431,597	[1]	—	$1,868,181	$1,868,181	$17,742		$7,691

150	LIFEPATH INDEX 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income	Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$7,348,791	$3,297,354	[1]	—	$10,646,145	$10,646,145	$259,022	$16,427
U.S. Total Bond Index Master Portfolio	$703,501	$240,796	[1]	—	$944,297	$944,297	$11,708	$1,616
[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$34,651,364	$60,747,928	—	$95,399,292

LifePath Index Master Portfolio may hold assets and/or liabilities in which fair value approximates the carrying amount for financial statement purposes. As of period end, collateral on securities loaned at value of $3,670,219 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

LIFEPATH INDEX 2055 MASTER PORTFOLIO	SEPTEMBER 30, 2015	151

Schedule of Investments September 30, 2015 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.0%
Bank of America N.A.:
0.29%, 10/05/15	$186,000	$186,000,000
0.28%, 10/13/15	100,000	100,000,000
0.35%, 11/16/15	100,000	100,000,000
0.37%, 1/04/16	183,000	183,000,000
0.35%, 1/07/16 (a)	200,000	200,000,000
State Street Bank & Trust (a):
0.33%, 10/01/15	149,000	149,000,000
0.34%, 10/23/15	215,250	215,250,000
Wells Fargo Bank NA (a):
0.29%, 11/30/15	132,924	132,924,000
0.19%, 12/08/15	102,750	102,750,000
0.33%, 1/06/16	135,000	135,000,000
0.33%, 1/21/16	150,000	150,000,000
0.32%, 2/12/16	100,000	100,000,000
0.35%, 2/12/16	35,000	35,000,000
0.32%, 2/18/16	150,000	150,000,000
0.32%, 4/01/16	177,500	177,500,000

		2,116,424,000
Yankee (b) — 28.2%
Bank of Montreal, Chicago:
0.30%, 10/09/15 (a)	100,000	100,000,000
0.30%, 10/13/15 (a)	100,000	100,000,000
0.31%, 10/13/15 (a)	75,000	75,000,000
0.25%, 10/20/15	150,000	150,000,000
0.27%, 10/23/15	100,000	100,000,000
0.31%, 12/10/15 (a)	200,000	200,000,000
0.30%, 12/23/15	200,000	200,000,000
0.32%, 1/07/16 (a)	140,000	140,000,000
0.36%, 1/25/16 (a)	200,000	200,000,000
0.42%, 4/21/16 (a)	400,000	400,000,000
Bank of Nova Scotia, Houston (a):
0.29%, 10/08/15	150,000	150,000,000
0.30%, 11/06/15	65,000	65,000,000
0.30%, 11/06/15	150,000	150,000,000
0.34%, 3/18/16	75,000	75,000,000
0.36%, 4/08/16	185,000	185,000,000
0.33%, 4/15/16	92,000	92,000,000
0.34%, 6/06/16	100,000	100,000,000
Bank of Tokyo Mitsubishi UFJ Ltd., New York:
0.26%, 10/05/15	100,000	100,000,000
0.30%, 10/06/15	75,000	75,000,000
0.41%, 1/07/16 (a)	246,000	246,000,000
BNP Paribas Fortis SA, New York, 0.38%, 12/04/15 (a)	100,000	100,000,000
BNP Paribas SA, New York:
0.27%, 10/01/15 (a)	300,000	300,000,000
0.32%, 12/24/15	270,000	270,000,000
Canadian Imperial Bank of Commerce, New York (a):
0.24%, 10/19/15	200,000	200,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Canadian Imperial Bank of Commerce, New York (a) (continued):
0.31%, 10/21/15	$150,000	$150,000,000
0.30%, 1/26/16	97,100	97,100,000
0.33%, 5/23/16	400,000	400,000,000
0.33%, 6/01/16	250,000	250,000,000
0.40%, 6/01/16	200,000	200,000,000
0.43%, 6/30/16	150,000	150,000,000
Credit Agricole Corporate & Investment Bank, New York, 0.29%, 12/04/15 (a)	485,000	485,000,000
Credit Industriel et Commercial, New York, 0.43%, 2/11/16 (a)	225,000	225,000,000
Mitsubishi UFJ Trust & Banking Corp., New York (a):
0.36%, 11/12/15	50,000	50,000,000
0.40%, 2/04/16	100,000	100,000,000
Mizuho Bank Ltd., New York:
0.28%, 10/13/15	300,000	300,000,000
0.37%, 10/21/15 (a)	252,000	252,000,000
0.34%, 11/30/15 (a)	100,000	99,999,996
0.37%, 1/19/16	150,000	150,000,000
National Bank of Canada, New York, 0.36%, 12/24/15 (a)	265,000	265,000,000
Natixis, New York, 0.31%, 12/18/15	600,000	600,000,000
Norinchukin Bank, New York:
0.26%, 10/14/15	216,000	216,000,000
0.37%, 10/20/15 (a)	8,500	8,500,000
0.36%, 11/12/15 (a)	100,000	100,000,000
0.31%, 12/18/15	138,000	138,000,000
0.33%, 1/06/16	122,500	122,500,000
0.33%, 1/07/16	300,000	300,000,000
0.31%, 1/08/16	125,000	125,000,000
Rabobank Nederland, New York (a):
0.31%, 12/21/15	285,000	285,000,000
0.31%, 1/11/16	280,000	280,000,000
Royal Bank of Canada, New York (a):
0.30%, 10/14/15	127,900	127,900,000
0.29%, 11/10/15	65,000	65,000,000
0.32%, 3/16/16	200,000	200,000,000
Skandinaviska Enskilda Banken AB, New York:
0.30%, 12/18/15	120,000	120,000,000
0.39%, 3/14/16 (a)	150,000	150,000,000
Standard Chartered Bank, New York, 0.32%, 1/04/16 (a)	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York:
0.35%, 12/17/15	100,000	100,006,412
0.41%, 2/25/16 (a)	175,000	175,000,000

152	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Money Market Master Portfolio

Certificates of Deposit (b)	Par (000)	Value
Yankee (b) (continued)
Sumitomo Mitsui Banking Corp., New York (continued):
0.43%, 3/15/16 (a)	$250,000	$250,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.38%, 1/08/16	220,000	220,000,000
0.40%, 1/08/16 (a)	100,000	100,000,000
Toronto-Dominion Bank, New York:
0.24%, 10/06/15 (a)	50,000	50,000,000
0.29%, 11/10/15 (a)	135,000	135,000,000
0.30%, 12/28/15	77,000	77,000,940
0.29%, 1/26/16 (a)	150,000	150,000,000
0.30%, 2/25/16 (a)	100,000	100,000,000
UBS AG, Stamford, 0.42%, 2/17/16 (a)	300,000	300,000,000
Westpac Banking Corp., New York, 0.28%, 10/28/15 (a)	150,000	150,000,000

		11,792,007,348
Total Certificates of Deposit — 33.2%		13,908,431,348

Commercial Paper
ABN Amro Funding USA LLC (c):
0.33%, 12/02/15	170,000	169,903,383
0.32%, 12/07/15	25,000	24,985,111
0.30%, 12/21/15	13,000	12,991,225
0.29%, 12/28/15	248,000	247,824,196
ANZ New Zealand International Ltd. (a)(d):
0.31%, 10/01/15	150,000	150,000,000
0.31%, 11/05/15	200,000	200,000,000
0.35%, 6/03/16	50,000	50,000,000
Australia & New Zealand Banking Group Ltd. (a):
0.30%, 11/13/15	100,000	100,000,000
0.41%, 5/26/16	250,000	250,000,000
AutoZone, Inc. (c):
0.40%, 10/01/15	45,000	45,000,000
0.40%, 10/05/15	35,000	34,998,444
0.40%, 10/21/15	1,360	1,359,698
Bank of Nova Scotia, 0.36%, 12/09/15 (a)(d)	185,000	185,000,000
Barton Capital LLC, 0.30%, 12/07/15 (c)	123,470	123,401,063
Bedford Row Funding Corp. (a):
0.31%, 10/01/15 (d)	7,000	7,000,000
0.34%, 11/20/15	24,750	24,750,000
0.34%, 2/05/16	100,000	100,000,000
0.38%, 2/08/16	100,000	100,000,000
0.33%, 2/26/16	65,000	65,000,000
0.34%, 3/07/16 (d)	50,000	50,000,000
0.40%, 4/07/16	75,000	75,000,000

Commercial Paper	Par (000)	Value
Bedford Row Funding Corp. (a) (continued):
0.40%, 4/20/16	$100,000	$100,000,000
0.35%, 5/10/16	100,000	100,000,000
Bennington Stark Capital Co. (c):
0.25%, 10/26/15	45,000	44,992,188
0.25%, 10/27/15	200,000	199,963,889
0.25%, 10/28/15	175,000	174,967,187
BNP Paribas Fortis SA, 0.06%, 10/01/15 (c)	300,000	300,000,000
Cafco LLC, 0.50%, 3/07/16 (c)	25,000	24,945,139
Cancara Asset Securitisation LLC, 0.33%, 1/07/16 (c)	300,000	299,730,500
Ciesco LLC, 0.32%, 11/05/15 (c)	75,000	74,976,667
Collateralized Commercial Paper Co. LLC:
0.30%, 10/19/15 (c)	119,000	118,982,150
0.38%, 1/07/16 (a)	200,000	200,000,000
0.39%, 2/22/16 (a)	125,000	125,000,000
Collateralized Commercial Paper II Co.:
0.46%, 10/13/15 (c)	200,000	199,969,333
0.37%, 12/07/15 (a)	50,000	50,000,000
Commonwealth Bank of Australia (a):
0.29%, 10/23/15	155,000	155,000,000
0.28%, 10/29/15	72,000	71,999,499
0.28%, 12/02/15 (d)	75,000	75,000,000
0.35%, 2/19/16	100,000	100,000,000
0.29%, 2/26/16	150,000	150,000,000
0.30%, 3/29/16 (d)	100,000	100,000,000
0.30%, 3/30/16	100,000	100,000,000
0.32%, 4/29/16	48,000	48,000,000
0.32%, 5/20/16	100,000	99,986,997
0.41%, 6/24/16	340,000	340,000,000
0.40%, 7/15/16	75,000	75,000,000
HSBC Bank PLC (a):
0.30%, 10/16/15	219,000	219,000,008
0.29%, 10/23/15 (d)	119,500	119,500,000
0.33%, 2/05/16	200,000	200,000,000
0.43%, 7/06/16	160,000	160,000,000
Hyundai Capital America (c):
0.50%, 10/01/15	50,000	50,000,000
0.50%, 10/07/15	50,000	49,995,833
0.48%, 11/06/15 (d)	75,000	74,964,000
ING US Funding LLC, 0.31%, 12/21/15 (c)	100,000	99,930,250
Kellogg Co. (c):
0.37%, 10/01/15	38,000	38,000,000
0.38%, 10/23/15	23,480	23,474,547
Kells Funding LLC, 0.32%, 10/09/15 (a)(d)	150,000	149,999,619
LMA Americas LLC, 0.31%, 12/17/15 (c)(d)	111,000	110,926,401

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	153

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Matchpoint Finance PLC, 0.52%, 3/24/16 (c)	$4,625	$4,613,309
Mizuho Bank Ltd., 0.37%, 12/22/15 (c)	150,000	149,873,583
Motiva Enterprises LLC (c):
0.34%, 10/01/15	15,000	15,000,000
0.43%, 10/22/15	25,000	24,993,729
National Australia Bank Ltd. (a):
0.30%, 10/08/15	150,000	150,000,000
0.29%, 11/04/15	200,000	200,000,000
0.32%, 11/04/15 (d)	100,000	100,000,114
0.29%, 11/09/15 (d)	200,000	200,000,000
0.36%, 2/26/16	374,000	374,000,000
National Bank of Canada, 0.40%, 3/23/16 (a)	400,000	400,000,000
Nederlandse Waterschapsbank NV, 0.37%, 12/22/15 (a)	50,000	50,000,000
Nieuw Amsterdam Receivables Corp., 0.23%, 11/19/15 (c)	99,200	99,168,945
Nissan Motor Acceptance Corp. (c):
0.35%, 10/01/15 (d)	30,000	30,000,000
0.37%, 10/02/15	40,000	39,999,589
0.35%, 10/06/15 (d)	25,000	24,998,785
0.37%, 10/07/15 (d)	25,000	24,998,458
0.35%, 10/09/15	25,000	24,998,056
Nordea Bank AB (c):
0.30%, 10/19/15	150,000	149,977,500
0.48%, 2/26/16	150,000	149,707,083
Sheffield Receivable Corp. (c):
0.30%, 10/01/15	200,000	200,000,000
0.30%, 10/02/15	200,000	199,998,333
Skandinaviska Enskilda Banken AB, 0.30%, 12/29/15 (c)(d)	250,000	249,814,583
Sumitomo Mitsui Banking Corp. (c):
0.28%, 10/05/15	75,000	74,997,667
0.28%, 10/07/15	130,000	129,993,933
Sumitomo Trust & Banking Co. Ltd., 0.27%, 10/06/15 (c)	200,000	199,992,500
Thunder Bay Funding LLC:
0.32%, 12/14/15 (a)	45,000	45,000,000
0.50%, 3/11/16 (c)(d)	50,000	49,887,500
Versailles Com Paper LLC (c):
0.30%, 12/16/15	199,150	199,023,872
0.33%, 1/04/16	150,000	149,869,375
VF Corp., 0.40%, 10/27/15 (c)	14,235	14,230,888
Virginia Electric & Power Co. (c):
0.40%, 10/08/15	23,200	23,198,196
0.43%, 11/02/15	17,350	17,343,368
Westpac Banking Corp. (a):
0.36%, 3/02/16	40,000	40,000,000
0.28%, 3/18/16	112,000	112,000,000
0.32%, 3/18/16	25,000	25,000,000
0.27%, 4/01/16	150,000	150,000,000
0.41%, 6/23/16	485,000	485,000,000

Commercial Paper	Par (000)	Value
Westpac Securities NZ Ltd., London, 0.34%, 5/06/16 (a)(d)	$50,000	$50,000,000
Xerox Corp., 0.42%, 10/05/15 (c)	18,500	18,499,137
Total Commercial Paper — 27.0%		11,287,695,830

Corporate Notes
Commonwealth Bank of Australia, 3.25%, 3/17/16 (d)	50,000	50,618,121
Nederlandse Waterschapsbank NV, 0.40%, 11/04/15 (a)(d)	50,000	50,004,448
Svenska Handelsbanken AB, 0.38%, 11/13/15 (a)(d)	295,800	295,800,000
Total Corporate Notes — 0.9%		396,422,569

Time Deposits
Natixis, SA, 0.06%, 10/01/15	287,000	287,000,000
Nordea Bank Finland PLC, 0.05%, 10/01/15	500,000	500,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 10/01/15	255,000	255,000,000
Svenska Handelsbanken AB, 0.04%, 10/01/15	755,000	755,000,000
Total Time Deposits — 4.3%		1,797,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae:
1.63%, 10/26/15	5,000	5,005,091
0.22%, 8/16/17 (a)	80,000	79,984,821
Federal Farm Credit Bank (a):
0.25%, 2/24/16	79,750	79,763,080
0.24%, 3/29/16	100,000	99,995,012
0.21%, 8/01/16	75,000	74,993,665
0.18%, 10/03/16	74,500	74,485,339
0.31%, 11/21/16	32,000	32,031,529
0.20%, 1/30/17	150,000	149,959,407
0.24%, 3/24/17	50,000	50,003,973
0.21%, 3/29/17	100,000	99,985,765
0.24%, 7/13/17	100,000	99,963,773
0.19%, 7/20/17	50,000	49,984,600
0.26%, 9/13/17	115,000	115,000,000
0.24%, 10/27/17	145,000	144,937,215
0.30%, 3/02/18	68,000	67,999,102
Federal Home Loan Bank (a):
0.23%, 5/20/16	90,000	89,991,235

154	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Money Market Master Portfolio

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank (a) (continued):
0.23%, 5/27/16	$35,000	$34,996,523
Total U.S. Government Sponsored Agency Obligations - 3.2%		1,349,080,130

Repurchase Agreements
BNP Paribas Securities Corp., 0.15%, 10/01/15 (Purchased on 10/07/14 -10/16/14 to be repurchased at $166,000,692, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.36% to 6.53%, due 10/09/18 to 12/25/46, original par and fair values of $291,502,904 and $179,463,754, respectively) (a)	166,000	166,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $179,463,754)		166,000,000
Citigroup Global Markets, Inc., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $96,984,269, collateralized by various U.S. Treasury Obligations, 0.13% to 6.50%, due 10/15/15 to 5/15/45, original par and fair values of $88,681,285 and $98,923,700, respectively) (e)	96,984	96,984,000
Citigroup Global Markets, Inc., 0.10%, 10/01/15 (Purchased on 9/29/14 to be repurchased at $100,101,944, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/29/20, original par and fair value of $101,417,600 and $102,000,066, respectively) (a)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $200,923,766)		196,984,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.47%, 10/06/15 (Purchased on 9/29/15 to be repurchased at $240,021,933, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 3/15/18 to 4/23/54, original par and fair values of $401,926,029 and $288,003,093, respectively)	$240,000	$240,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 10/01/15 (Purchased on 9/16/15 – 9/29/15 to be repurchased at $500,047,223 collateralized by various Corporate Debt Obligations, 0.00% to 8.84%, due 4/15/18 to 6/25/55, original par and fair values of $1,306,029,689 and $600,005,548, respectively) (a)	500,000	500,000,000
Credit Suisse Securities (USA) LLC, 0.64%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $400,250,056 collateralized by various Corporate Debt Obligations, 0.00%, due 9/25/44 to 5/31/45, original par and fair values of $523,535,635 and $480,003,847, respectively) (f)	400,000	400,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,368,012,488)		1,140,000,000
Federal Reserve Bank of New York, 0.05%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $3,200,004,444, collateralized by a U.S. Treasury Obligation, 3.88%, due 6/15/40, original par and fair value of $2,663,510,300 and $3,200,004,533 respectively)	3,200,000	3,200,000,000
Federal Reserve Bank of New York, 0.07%, 10/04/15 (Purchased on 9/30/15 to be repurchased at $5,500,042,778, collateralized by a U.S. Teasury Obligation, 2.50%, due 8/15/23, original par and fair value of $5,244,473,800 and $5,500,010,786, respectively) (f)	5,500,000	5,500,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $8,700,015,319)		8,700,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	155

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 10/02/15 (Purchased on 9/25/15 to be repurchased at $34,001,058, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 7/01/30 to 3/16/45, original par and fair values of $128,841,693 and $35,488,885, respectively)	$34,000	$34,000,000
Goldman Sachs & Co., 0.16%, 10/07/15 (Purchased on 9/30/15 to be repurchased at $563,017,516, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 8.26%, due 5/25/18 to 10/15/49, original par and fair values of $16,289,434,817 and $609,502,898, respectively)	563,000	563,000,000
Total Value of Goldman Sachs & Co. (collateral value of $644,991,783)		597,000,000
HSBC Securities (USA), Inc., 0.17%, 10/01/15 (Purchased on 7/13/15 – 8/11/15 to be repurchased at $50,017,519, collateralized by various Corporate Debt Obligations, 3.38% to 8.00%, due 10/01/19 to 3/15/25, original par and fair values of $52,148,000 and $51,503,818, respectively) (a)	50,000	50,000,000
HSBC Securities (USA), Inc., 0.25%, 10/01/15 (Purchased on 3/11/14 – 7/20/15 to be repurchased at $185,564,757, collateralized by various Corporate Debt Obligations, 2.43% to 11.00%, due 10/01/15 to 4/01/35, original par and fair values of $204,287,000 and $194,250,248, respectively) (a)	185,000	185,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $245,754,066)		235,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.40%, 10/01/15 (Purchased on 3/25/13 to be repurchased at $60,613,333, collateralized by various Corporate Debt Obligations, 0.36% to 0.43%, due 2/25/36 to 5/25/37, original par and fair values of $270,311,700 and $75,001,032, respectively) (a)	$60,000	$60,000,000
J.P. Morgan Securities LLC, 0.47%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $150,068,979, collateralized by various Corporate Debt Obligations, 0.00% to 3.90%, due 11/13/28 to 2/10/48, original par and fair values of $6,346,180,808 and $160,500,327, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.55%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $150,080,646, collateralized by various Corporate Debt Obligations, 0.00% to 7.24%, due 1/02/19 to 4/22/46, original par and fair values of $312,415,007 and $187,503,386, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.71%, 12/31/15 (Purchased on 9/30/15 to be repurchased at $150,270,250, collateralized by various Corporate Debt Obligations, 0.00% to 6.42%, due 4/15/26 to 9/15/58, original par and fair values of $263,720,771 and $187,502,254, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.83%, 12/31/15 (Purchased on 9/30/15 to be repurchased at $200,421,667, collateralized by various Corporate Debt Obligations, 0.44% to 7.31%, due 6/25/21 to 3/25/54, original par and fair values of $2,220,715,088 and $240,000,915, respectively) (f)	200,000	200,000,000

156	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.63%, 11/17/15, (Purchased on 8/19/15 to be repurchased at $126,198,450, collateralized by various Corporate Debt Obligations, 0.31% to 7.92%, due 3/14/22 to 5/25/47, original par and fair values of $505,324,224 and $157,501,462, respectively)	$126,000	$126,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,008,009,376)		836,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 10/07/15 (Purchased on 9/30/15 to be repurchased at $262,008,151, collateralized by various U.S. Government Sponsored Agency Obligations, 0.94% to 7.05%, due 3/11/19 to 1/20/65, original par and fair values of $4,392,056,876 and $286,116,694, respectively)	262,000	262,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $286,116,694)		262,000,000
RBC Capital Markets LLC, 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $160,000,533, collateralized by various Corporate Debt Obligations and various U.S. Government Sponsored Obligations, 0.00% to 11.00%, due 10/23/15 to 6/15/68, original par and fair values of $303,510,687 and $171,410,246, respectively)	160,000	160,000,000
RBC Capital Markets LLC, 0.13%, 10/01/15 (Purchased on 3/28/14 to be repurchased at $72,143,520, collateralized by various U.S. Government Sponsored Agency Obligations, 0.74% to 5.88%, due 9/14/18 to 9/15/42, original par and fair values of $73,985,000 and $75,600,417, respectively) (a)	72,000	72,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 10/01/15 (Purchased on 6/12/14 to be repurchased at $51,087,663, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 7/15/16 to 5/15/46, original par and fair values of $57,104,803 and $53,550,344, respectively) (a)	$51,000	$51,000,000
Total Value of RBC Capital Markets LLC (collateral value of $300,561,007)		283,000,000
Wells Fargo Securities LLC, 0.52%, 10/13/15 (Purchased on 7/14/15 to be repurchased at $93,137,263, collateralized by various Corporate Debt Obligations, 3.88% to 6.80%, due 6/15/17 to 2/06/44, original par and fair values of $88,530,000 and $97,666,551, respectively)	93,015	93,015,000
Wells Fargo Securities LLC, 0.47%, 11/02/15 (Purchased on 8/03/15 to be repurchased at $150,178,208, collateralized by various Corporate Debt Obligations, 4.40% to 9.25%, due 10/01/17 to 2/15/44, original par and fair values of $139,466,000 and $157,500,293, respectively)	150,000	150,000,000
Wells Fargo Securities LLC, 0.20%, 10/01/15 (Purchased on 9/25/15 to be repurchased at $320,010,667, collateralized by various Corporate Debt Obligations, 0.41% to 6.35%, due 4/15/18 to 11/25/57, original par and fair values of $381,240,238 and $342,400,000, respectively) (a)	320,000	320,000,000
Wells Fargo Securities LLC, 0.47%, 11/03/15 (Purchased on 8/04/15 to be repurchased at $140,166,328, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.64% to 8.05%, due 10/1/15 to 6/15/67, original par and fair values of $144,410,000 and $147,000,424, respectively)	140,000	140,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	157

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.74%, 12/17/15 (Purchased on 9/14/15 to be repurchased at $110,212,544, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.00 to 6.83%, due 1/17/20 to 4/26/55, original par and fair values of $137,286,306 and $137,500,001, respectively)	$110,000	$110,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $882,067,269)		703,015,000
Total Repurchase Agreements — 31.6%		13,228,999,000

Value
Total Investments (Cost — $41,967,628,877*) — 100.2%	$41,967,628,877
Liabilities in Excess of Other Assets — (0.2)%	(97,020,763)

Net Assets — 100.0%	$41,870,608,114

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

158	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$41,967,628,877	—	$41,967,628,877
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $24,728,093 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	159

Schedule of Investments September 30, 2015 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.3%
State Street Bank & Trust, 0.33%, 10/01/15 (a)	$50,000	$50,000,000
Wells Fargo Bank NA (a):
0.19%, 12/08/15	100,000	100,000,000
0.33%, 1/06/16	100,000	100,000,000
0.33%, 1/21/16	100,000	100,000,000
0.32%, 2/12/16	100,000	100,000,000
0.35%, 2/12/16	25,000	25,000,000
0.32%, 4/01/16	80,000	80,000,000

		555,000,000
Euro — 0.2%
Australia & New Zealand Banking Group Ltd., 0.27%, 10/19/15	62,000	62,000,000
Yankee (b) — 20.7%
Bank of Montreal, Chicago:
0.30%, 10/09/15 (a)	100,000	100,000,000
0.31%, 10/13/15 (a)	75,000	75,000,000
0.25%, 10/20/15	97,000	97,000,000
0.27%, 10/23/15	75,000	75,000,000
0.32%, 1/07/16 (a)	75,000	75,000,000
0.36%, 1/25/16 (a)	100,000	100,000,000
0.42%, 4/21/16 (a)	100,000	100,000,000
Bank of Nova Scotia, Houston (a):
0.30%, 11/06/15	31,000	31,000,000
0.30%, 11/06/15	50,000	50,000,000
0.41%, 2/29/16	75,000	75,025,233
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York:
0.26%, 10/05/15	200,000	200,000,000
0.35%, 11/13/15	100,000	100,000,000
0.35%, 11/23/15 (a)	55,000	55,000,000
0.40%, 3/24/16 (a)	100,000	100,000,000
BNP Paribas SA, New York (a):
0.27%, 10/01/15	200,000	200,000,000
0.42%, 2/29/16	95,000	95,000,000
Canadian Imperial Bank of Commerce, New York (a):
0.24%, 10/19/15	100,000	100,000,000
0.30%, 1/26/16	125,000	125,000,000
0.31%, 2/10/16	150,000	150,000,000
0.33%, 6/01/16	200,000	200,000,000
0.40%, 6/01/16	100,000	100,000,000
0.43%, 6/30/16	150,000	150,000,000
Mitsubishi UFJ Trust & Banking Corp., New York (a):
0.36%, 11/12/15	25,000	25,000,000
0.40%, 1/05/16	150,000	150,000,000
0.40%, 2/04/16	199,250	199,250,000
Mizuho Bank Ltd., New York:
0.27%, 10/06/15	25,000	25,000,000
0.37%, 1/19/16	100,000	100,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Mizuho Bank Ltd., New York (continued):
0.40%, 2/04/16 (a)	$149,200	$149,200,000
National Bank of Canada, New York, 0.36%, 12/24/15 (a)	74,300	74,300,000
Norinchukin Bank, New York:
0.36%, 11/12/15 (a)	50,000	50,000,000
0.33%, 1/07/16	200,000	200,000,000
0.31%, 1/08/16	115,000	115,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
0.30%, 10/28/15	50,000	50,000,000
0.30%, 11/16/15	100,000	100,000,000
Rabobank Nederland, New York (a):
0.29%, 11/09/15	100,000	100,000,000
0.31%, 12/21/15	120,000	120,000,000
0.29%, 1/11/16	100,000	100,000,000
0.31%, 1/11/16	110,000	110,000,000
0.34%, 2/22/16	75,000	75,000,000
Royal Bank of Canada, New York (a):
0.30%, 10/14/15	50,000	50,000,000
0.29%, 11/10/15	70,000	70,000,000
0.32%, 3/16/16	50,000	50,000,000
Skandinaviska Enskilda Banken AB, New York, 0.39%, 3/14/16 (a)	150,000	150,000,000
Sumitomo Mitsui Banking Corp., New York, 0.41%, 2/25/16 (a)	125,000	125,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.30%, 10/05/15	150,000	150,000,000
0.40%, 1/08/16 (a)	100,000	100,000,000
Toronto-Dominion Bank, New York (a):
0.24%, 10/06/15	50,000	50,000,000
0.30%, 2/25/16	50,000	50,000,000
0.44%, 6/06/16	100,000	100,000,000

		4,990,775,233
Total Certificates of Deposit — 23.2%		5,607,775,233

Commercial Paper
ANZ New Zealand International Ltd., London (a)(c):
0.28%, 11/10/15	100,000	100,000,000
0.35%, 6/03/16	100,000	100,000,000
Australia & New Zealand Banking International Group Ltd. (a):
0.30%, 11/13/15	100,000	100,000,000

160	MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Australia & New Zealand Banking International Group Ltd. (a) (continued):
0.35%, 11/24/15	$59,000	$58,999,605
0.41%, 5/26/16	250,000	250,000,000
Bank of Nova Scotia, 0.36%, 12/09/15 (a)(c)	100,000	100,000,000
Bedford Row Funding Corp. (a):
0.38%, 2/08/16	100,000	100,000,000
0.35%, 2/18/16	100,000	100,000,000
0.33%, 2/26/16	35,000	35,000,000
0.34%, 3/02/16	80,000	80,000,000
0.34%, 3/07/16 (c)	50,000	50,000,000
0.40%, 3/24/16	100,000	100,000,000
0.40%, 4/07/16	75,000	75,000,000
0.40%, 4/20/16	25,750	25,750,000
BNP Paribas Fortis SA, NY, 0.06%, 10/01/15 (d)	300,000	300,000,000
Cafco LLC, 0.32%, 11/02/15 (d)	60,000	59,982,933
Caisse des Depots et Consignations, 0.25%, 10/19/15 (d)	100,000	99,987,500
Chariot Funding LLC (d):
0.28%, 10/07/15 (c)	25,000	24,998,833
0.31%, 10/20/15	45,500	45,492,556
0.42%, 1/05/16	100,000	99,888,000
0.42%, 1/06/16	50,000	49,943,417
0.43%, 1/11/16	50,000	49,939,083
Charta LLC, 0.28%, 12/14/15 (d)	8,000	7,995,396
Ciesco LLC, 0.32%, 11/06/15 (d)	50,000	49,984,000
Collateralized Commercial Paper Co. (a):
0.38%, 1/07/16	100,000	100,000,000
0.39%, 2/22/16	75,000	75,000,000
Collateralized Commercial Paper II Co., 0.37%, 12/07/15 (a)	150,000	150,000,000
Commonwealth Bank of Australia (a):
0.28%, 10/27/15 (c)	100,000	99,999,353
0.29%, 11/17/15	100,000	100,000,000
0.32%, 11/19/15	100,000	100,000,000
0.28%, 12/02/15 (c)	180,000	180,000,000
0.35%, 2/19/16	50,000	50,000,000
0.29%, 2/26/16	50,000	50,000,000
0.32%, 4/29/16	27,000	27,000,000
0.40%, 7/15/16	25,000	25,000,000
CRC Funding LLC (d):
0.50%, 2/08/16	199,500	199,139,792
0.50%, 3/07/16	50,000	49,890,278
DBS Bank Ltd., 0.30%, 11/09/15 (d)	125,000	124,959,375
Fairway Finance Co. LLC:
0.30%, 10/21/15 (d)	48,500	48,491,917
0.31%, 12/17/15 (a)	50,000	50,000,000
0.32%, 1/06/16 (a)	50,000	49,997,556

Commercial Paper	Par (000)	Value
HSBC Bank PLC (a):
0.30%, 10/16/15	$110,000	$110,000,004
0.32%, 11/19/15	92,500	92,500,000
0.35%, 1/13/16	100,000	100,000,000
0.33%, 2/05/16	116,500	116,500,000
0.43%, 7/06/16	70,000	70,000,000
Jupiter Securitization Co. LLC (d):
0.42%, 1/04/16	100,000	99,889,167
0.43%, 1/12/16	50,000	49,938,486
Kells Funding LLC:
0.24%, 10/15/15 (d)	160,000	159,985,067
0.30%, 10/30/15 (a)	125,650	125,648,009
0.28%, 11/18/15 (c)(d)	96,000	95,964,160
0.31%, 1/13/16 (a)	100,000	100,000,000
0.41%, 1/20/16 (d)	200,000	199,747,167
Mizuho Bank Ltd., New York (d):
0.30%, 10/28/15	175,000	174,960,625
0.37%, 12/22/15	150,000	149,873,583
National Australia Bank Ltd. (a):
0.30%, 10/08/15	100,000	100,000,000
0.29%, 11/04/15	50,000	50,000,000
0.29%, 11/09/15 (c)	50,000	50,000,000
0.34%, 1/11/16 (c)	200,000	200,000,000
0.36%, 2/26/16	100,000	100,000,000
Nederlandse Waterschapsbank NV (a):
0.28%, 10/01/15	120,000	120,000,000
0.26%, 11/30/15	200,000	200,000,000
0.37%, 12/22/15	100,000	100,000,000
Nieuw Amsterdam Receivables Corp. (d):
0.21%, 10/16/15	90,344	90,336,095
0.24%, 11/02/15	1,275	1,274,728
Nordea Bank AB (d):
0.30%, 10/19/15	100,000	99,985,000
0.48%, 2/26/16	100,000	99,804,722
Old Line Funding LLC:
0.37%, 1/06/16 (a)	92,000	92,000,000
0.37%, 2/09/16 (a)(c)	100,000	100,007,239
0.51%, 3/03/16 (d)	46,311	46,209,965
0.50%, 3/07/16 (d)	80,000	79,824,444
0.50%, 3/11/16 (d)	50,000	49,887,500
PSP Capital, Inc., 0.33%, 10/26/15 (d)	50,000	49,988,542
Skandinaviska Enskilda Banken AB (d):
0.27%, 10/05/15	149,000	148,995,530
0.27%, 10/06/15	51,000	50,998,087
Sumitomo Mitsui Banking Corp., 0.28%, 10/07/15 (d)	100,000	99,995,333
Sumitomo Trust & Banking Co. Ltd., 0.27%, 10/06/15 (d)	200,000	199,992,500
Thunder Bay Funding LLC (a):
0.32%, 12/14/15	92,000	92,000,000
0.37%, 1/06/16	50,000	50,000,000

MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015	161

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Toyota Credit Canada, Inc. (d):
0.25%, 10/14/15	$50,000	$49,995,486
0.25%, 10/16/15	50,000	49,994,792
0.27%, 11/09/15	50,000	49,985,375
0.27%, 11/10/15	50,000	49,985,000
Toyota Motor Credit Corp.:
0.24%, 10/02/15 (d)	100,000	99,999,333
0.27%, 1/08/16 (a)	200,000	200,000,000
United Overseas Bank Ltd. (d):
0.30%, 1/06/16	89,200	89,127,897
0.39%, 1/11/16	200,000	199,779,000
0.39%, 1/14/16	100,000	99,886,250
Victory Receivables Corp., 0.22%, 10/14/15 (d)	50,000	49,996,028
Westpac Banking Corp. (a):
0.32%, 11/20/15	100,000	100,000,000
0.36%, 3/02/16	250,000	250,000,000
0.28%, 3/18/16	75,000	75,000,000
0.33%, 4/14/16	90,000	90,000,000
Westpac Securities NZ Ltd., 0.34%, 5/06/16 (a)(c)	25,000	25,000,000
Total Commercial Paper — 37.0%		8,937,494,708

Corporate Notes
Commonwealth Bank of Australia (c):
3.25%, 3/17/16	65,000	65,803,558
0.85%, 9/20/16 (a)	20,000	20,056,976
Nederlandse Waterschapsbank NV, 0.40%, 11/04/15 (a)(c)	100,000	100,008,896
Svenska Handelsbanken AB, 0.38%, 11/13/15 (a)(c)	108,200	108,200,000
The Toronto-Dominion Bank, 0.50%, 11/06/15 (a)	24,000	24,004,428
Total Corporate Notes — 1.3%		318,073,858

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.07%, 10/01/15	700,000	700,000,000
Natixis, 0.06%, 10/01/15	279,000	279,000,000
Nordea Bank AB, 0.05%, 10/01/15	500,000	500,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 10/01/15	250,000	250,000,000
Svenska Handelsbanken AB, 0.04%, 10/01/15	900,000	900,000,000
Total Time Deposits — 10.9%		2,629,000,000

U.S. Government Sponsored Agency Obligation — 0.4%	Par (000)	Value
Federal Home Loan Bank, 0.15%, 10/14/15 (a)	$100,000	$100,000,000

Repurchase Agreements
BNP Paribas Securities Corp., 0.15%, 10/01/15 (Purchased on 10/07/14 - 10/16/2014 to be repurchased at $84,125,013, collateralized by various Corporate Debt Obligations, 0.39% to 6.51%, due 3/15/19 to 9/25/46, original par and fair values of $123,085,306 and $91,393,006, respectively) (a)	84,000	84,000,000
Total Value of BNP Securities Corp. (collateral value of $91,393,006)		84,000,000
Citigroup Global Markets, Inc., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $45,500,126, collateralized by various U.S. Treasury Obligations, 0.13% to 6.50%, due 10/15/15 to 5/15/45, original par and fair values of $41,604,784 and $46,410,009, respectively) (e)	45,500	45,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $46,410,009)		45,000,000
Credit Suisse Securities (USA) LLC, 0.47%, 10/06/15 (Purchased on 9/29/15 to be repurchased at $140,012,794, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 7/16/18 to 9/25/55, original par and fair values of $168,047,489 and $168,000,770, respectively)	140,000	140,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 10/01/15 (Purchased on 3/03/15 - 03/27/15 to be repurchased at $325,815,162, collateralized by various Corporate Debt Obligations, 0.00% to 2.75%, due 12/14/16 to 5/31/45, original par and fair values of $913,435,991 and $390,140,682, respectively) (a)	325,116	325,116,000

162	MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.64%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $50,031,257, collateralized by a Corporate Debt Obligation, 5.00%, due 9/25/45, original par and fair value of $59,715,000 and $60,003,623, respectively) (f)	$50,000	$50,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $618,145,075)		515,116,000
Federal Reserve Bank of New York, 0.05%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $1,000,001,389, collateralized by a U.S. Treasury Obligation, 2.75%, due 2/15/19, original par and fair value of $944,511,000 and $1,000,001,494, respectively)	1,000,000	1,000,000,000
Federal Reserve Bank of New York, 0.07%, 10/01/15 (Purchased on 9/24/15 to be repurchased at $1,000,013,611, collateralized by a U.S. Treasury Obligation, 0.75%, due 2/28/18, original par and fair value of $1,000,332,600 and $1,000,013,626, respectively) (f)	1,000,000	1,000,000,000
Federal Reserve Bank of New York, 0.07%, 10/02/15 (Purchased on 9/30/15 to be repurchased at $2,500,009,722, collateralized by a Treasury Obligation, 3.88%, due 8/15/40, original par and fair value of $2,080,868,600 and $2,500,004,957, respectively) (f)	2,500,000	2,500,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $4,500,020,077)		4,500,000,000
HSBC Securities (USA), Inc., 0.11%, 10/01/15 (Purchased on 4/14/15 to be repurchased at $15,007,792, collateralized by a U.S. Treasury Obligation, 1.50%, due 8/31/18, original par and fair value of $15,030,000 and $15,300,184, respectively) (a)	15,000	15,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $15,300,184)		15,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.20%, 10/01/15 (Purchased on 3/25/13 to be repurchased at $50,255,556, collateralized by various Corporate Debt Obligations, 0.53% to 1.13%, due 7/25/42 to 9/15/47, original par and fair values of $2,180,460,010 and $53,500,054, respectively) (a)	$50,000	$50,000,000
J.P. Morgan Securities LLC, 0.40%, 10/01/15 (Purchased on 3/25/13 to be repurchased at $30,306,667, collateralized by various Corporate Debt Obligations, 0.39% to 7.75%, due 6/15/27 to 2/25/36, original par and fair values of $365,754,322 and $37,501,405, respectively) (a)	30,000	30,000,000
J.P. Morgan Securities LLC, 0.58%, 10/05/15 (Purchased on 7/06/15 to be repurchased at $100,147,698, collateralized by various Corporate Debt Obligations, 0.41% to 4.84%, due 12/25/31 to 3/25/37, original par and fair values of $228,432,209 and $125,002,179, respectively)	100,000	100,000,000
J.P. Morgan Securities LLC, 0.47%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $125,057,483, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.17% to 1.84%, due 6/25/25 to 11/10/47, original par and fair values of $2,853,181,929 and $133,750,246, respectively) (f)	125,000	125,000,000
J.P. Morgan Securities LLC, 0.55%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $45,024,194, collateralized by various Corporate Debt Obligations, 0.26% to 4.77%, due 2/25/35 to 9/25/46, original par and fair values of $143,546,521 and $56,252,788, respectively) (f)	45,000	45,000,000

MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015	163

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.63%, 11/17/15 (Purchased on 8/19/15 to be repurchased at $70,110,250, collateralized by various Corporate Debt Obligations, 0.37% to 4.84%, due 12/15/35 to 5/25/37, original par and fair values of $223,153,600 and $87,501,485, respectively)	$70,000	$70,000,000
J.P. Morgan Securities LLC, 0.71%, 12/30/15 (Purchased on 9/30/15 to be repurchased at $45,080,194, collateralized by various Corporate Debt Obligations, 0.51% to 6.03%, due 4/19/26 to 5/25/47, original par and fair values of $90,902,000 and $56,252,363, respectively) (f)	45,000	45,000,000
J.P. Morgan Securities LLC, 0.83%, 12/30/15 (Purchased on 9/30/15 to be repurchased at $50,104,271, collateralized by various Corporate Debt Obligations, 0.32% to 7.50%, due 1/25/19 to 3/12/51, original par and fair values of $2,668,271,568 and $59,071,643, respectively) (f)	50,000	50,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $608,832,163)		515,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.65%, 11/14/15 (Purchased on 9/30/15 to be repurchased at $110,089,375, collateralized by various Corporate Debt Obligations, 0.00% to 1.74%, due 8/01/20 to 10/25/37, original par and fair values of $163,361,604 and $137,500,000, respectively) (f)	110,000	110,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith (collateral value of $137,500,000)		110,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $63,000,210, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 3/15/17 to 12/31/49, original par and fair values of $63,364,429 and $66,224,909, respectively)	$63,000	$63,000,000
RBC Capital Markets LLC, 0.13%, 10/01/15 (Purchased on 3/28/14 to be repurchased at $25,049,833, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 10/16/15 to 9/26/18, original par and fair values of $26,259,688 and $26,250,000, respectively) (a)	25,000	25,000,000
RBC Capital Markets LLC, 0.13%, 10/01/15 (Purchased on 6/13/14 to be repurchased at $16,027,444, collateralized by various Corporate Debt Obligations, 0.00% to 8.10%, due 9/26/16 to 5/15/46, original par and fair values of $19,639,923 and $16,800,001, respectively) (a)	16,000	16,000,000
RBC Capital Markets LLC, 0.20%, 10/07/15 (Purchased on 9/30/15 to be repurchased at $100,003,889, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 8/01/16 to 5/15/46, original par and fair values of $100,319,738 and $105,000,001, respectively)	100,000	100,000,000
Total Value of RBC Capital Markets LLC (collateral value of $214,274,911)		204,000,000
Wells Fargo Securities LLC, 0.20%, 10/01/15 (Purchased on 9/23/15 to be repurchased at $180,008,000, collateralized by various Corporate Debt Obligations, 0.59% to 4.63%, due 7/20/19 to 5/15/46, original par and fair values of $193,923,395 and $192,600,001, respectively) (a)	180,000	180,000,000

164	MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.52%, 10/08/15 (Purchased on 7/09/15 to be repurchased at $50,065,722, collateralized by various Corporate Debt Obligations, 5.25% to 8.38%, due 4/01/17 to 7/15/35, original par and fair values of $44,858,000 and $51,500,823, respectively)	$50,000	$50,000,000
Wells Fargo Securities LLC, 0.52%, 10/13/15 (Purchased on 7/14/15 to be repurchased at $36,753,247, collateralized by various Corporate Debt Obligations, 0.00%, due 10/01/15 to 10/06/15, original par and fair values of $37,440,162 and $37,439,100, respectively)	36,705	36,705,000
Wells Fargo Securities LLC, 0.47%, 11/02/15 (Purchased on 8/03/15 to be repurchased at $100,118,806, collateralized by various Corporate Debt Obligations, 0.00% to 9.00%, due 10/05/15 to 7/10/35, original par and fair values of $99,960,690 and $102,847,511, respectively)	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.47%, 11/03/15 (Purchased on 8/04/15 to be repurchased at $59,070,095, collateralized by various Corporate Debt Obligations, 0.00%, due 10/05/15 to 10/19/15, original par and fair values of $60,185,611 and $60,180,001, respectively)	$59,000	$59,000,000
Wells Fargo Securities LLC, 0.74%, 12/17/15 (Purchased on 9/14/15 to be repurchased at $55,106,272, collateralized by various Corporate Debt Obligations, 3.46% to 5.27%, due 5/20/20 to 4/25/54, original par and fair values of $69,818,189 and $68,750,001, respectively)	55,000	55,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $513,317,437)		480,705,000
Total Repurchase Agreements — 26.8%		6,469,321,000
Total Investments (Cost — $24,061,664,799*) — 99.6%		24,061,664,799
Other Assets Less Liabilities — 0.4%		95,929,122

Net Assets — 100.0%		$24,157,593,921

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015	165

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$24,061,664,799	—	$24,061,664,799
[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $209,111,174 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

166	MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.	236,380	$30,953,961
General Dynamics Corp.	111,968	15,445,985
Honeywell International, Inc.	288,591	27,326,682
L-3 Communications Holdings, Inc.	29,724	3,106,752
Lockheed Martin Corp.	98,774	20,476,838
Northrop Grumman Corp.	69,282	11,497,348
Precision Castparts Corp.	51,032	11,722,561
Raytheon Co.	112,653	12,308,467
Rockwell Collins, Inc.	48,832	3,996,411
Textron, Inc.	102,501	3,858,138
United Technologies Corp.	306,439	27,270,006

		167,963,149
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	52,331	3,546,995
Expeditors International of Washington, Inc.	70,615	3,322,436
FedEx Corp.	97,322	14,012,422
United Parcel Service, Inc., Class B	258,021	25,464,092

		46,345,945
Airlines — 0.6%
American Airlines Group, Inc.	247,923	9,626,850
Delta Air Lines, Inc.	293,843	13,184,735
Southwest Airlines Co.	243,336	9,256,502
United Continental Holdings, Inc. (a)	139,628	7,407,265

		39,475,352
Auto Components — 0.4%
BorgWarner, Inc.	83,533	3,474,138
Delphi Automotive PLC	105,241	8,002,526
Goodyear Tire & Rubber Co.	99,592	2,921,033
Johnson Controls, Inc.	241,751	9,998,821

		24,396,518
Automobiles — 0.6%
Ford Motor Co.	1,438,849	19,525,181
General Motors Co.	532,393	15,982,438
Harley-Davidson, Inc.	77,180	4,237,182

		39,744,801
Banks — 5.8%
Bank of America Corp.	3,866,026	60,232,685
BB&T Corp.	286,881	10,212,964
Citigroup, Inc.	1,110,669	55,100,289
Comerica, Inc.	65,718	2,701,010
Fifth Third Bancorp	299,012	5,654,317
Huntington Bancshares, Inc.	298,493	3,164,026
JPMorgan Chase & Co.	1,366,181	83,296,056
KeyCorp	313,179	4,074,459
M&T Bank Corp.	49,090	5,986,525
People’s United Financial, Inc.	112,010	1,761,917

Common Stocks	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (b)	190,032	$16,950,854
Regions Financial Corp.	494,833	4,458,445
SunTrust Banks, Inc.	190,578	7,287,703
U.S. Bancorp	612,576	25,121,742
Wells Fargo & Co.	1,729,898	88,830,262
Zions Bancorporation	75,325	2,074,450

		376,907,704
Beverages — 2.2%
Brown-Forman Corp., Class B	39,200	3,798,480
Coca-Cola Co.	1,445,704	58,001,645
Coca-Cola Enterprises, Inc.	77,807	3,761,968
Constellation Brands, Inc., Class A	63,654	7,970,117
Dr Pepper Snapple Group, Inc.	70,784	5,595,475
Molson Coors Brewing Co., Class B	58,940	4,893,199
Monster Beverage Corp. (a)	56,257	7,602,571
PepsiCo, Inc.	543,502	51,252,239

		142,875,694
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	83,542	13,065,133
Amgen, Inc.	280,697	38,826,009
Baxalta, Inc.	200,928	6,331,241
Biogen, Inc. (a)	86,843	25,341,656
Celgene Corp. (a)	291,756	31,559,247
Gilead Sciences, Inc.	542,550	53,272,985
Regeneron Pharmaceuticals, Inc. (a)	28,559	13,283,933
Vertex Pharmaceuticals, Inc. (a)	89,989	9,371,454

		191,051,658
Building Products — 0.1%
Allegion PLC	34,669	1,999,014
Masco Corp.	128,326	3,231,249

		5,230,263
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	20,204	3,454,682
Ameriprise Financial, Inc.	65,775	7,178,026
Bank of New York Mellon Corp.	409,490	16,031,533
BlackRock, Inc. (b)	47,394	14,098,293
Charles Schwab Corp.	443,044	12,653,337
E*Trade Financial Corp. (a)	107,021	2,817,863
Franklin Resources, Inc.	143,993	5,365,179
Goldman Sachs Group, Inc.	148,697	25,837,591
Invesco Ltd.	159,009	4,965,851
Legg Mason, Inc.	40,516	1,685,871
Morgan Stanley	562,791	17,727,916
Northern Trust Corp.	80,986	5,520,006
State Street Corp.	150,609	10,122,431

MASTER INVESTMENTS PORTFOLIO	SEPTEMBER 30, 2015	167

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	94,590	$6,574,005

		134,032,584
Chemicals — 2.0%
Air Products & Chemicals, Inc.	71,359	9,103,981
Airgas, Inc.	25,115	2,243,523
CF Industries Holdings, Inc.	86,885	3,901,137
Dow Chemical Co.	428,422	18,165,093
E.I. du Pont de Nemours & Co.	334,196	16,108,247
Eastman Chemical Co.	55,000	3,559,600
Ecolab, Inc.	98,250	10,779,990
FMC Corp.	49,539	1,679,867
International Flavors & Fragrances, Inc.	29,862	3,083,550
LyondellBasell Industries NV, Class A	137,659	11,475,254
Monsanto Co.	173,127	14,774,658
Mosaic Co.	124,470	3,872,262
PPG Industries, Inc.	100,363	8,800,831
Praxair, Inc.	105,762	10,772,917
Sherwin-Williams Co.	29,243	6,514,756
Sigma-Aldrich Corp.	44,091	6,125,122

		130,960,788
Commercial Services & Supplies — 0.5%
ADT Corp. (c)	62,000	1,853,800
Cintas Corp.	32,959	2,826,234
Iron Mountain, Inc.	69,673	2,161,257
Pitney Bowes, Inc.	73,611	1,461,178
Republic Services, Inc.	88,852	3,660,703
Stericycle, Inc. (a)(c)	31,398	4,374,055
Tyco International PLC	155,437	5,200,922
Waste Management, Inc.	155,404	7,740,673

		29,278,822
Communications Equipment — 1.4%
Cisco Systems, Inc.	1,877,611	49,287,289
F5 Networks, Inc. (a)	26,556	3,075,185
Harris Corp.	45,496	3,328,032
Juniper Networks, Inc.	129,732	3,335,410
Motorola Solutions, Inc.	58,752	4,017,462
QUALCOMM, Inc.	581,320	31,234,323

		94,277,701
Construction & Engineering — 0.1%
Fluor Corp.	54,461	2,306,424
Jacobs Engineering Group, Inc. (a)	46,610	1,744,612
Quanta Services, Inc. (a)(c)	75,400	1,825,434

		5,876,470
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	24,722	3,756,508

Common Stocks	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	48,976	$4,368,659

		8,125,167
Consumer Finance — 0.7%
American Express Co.	314,627	23,323,300
Capital One Financial Corp.	200,691	14,554,111
Discover Financial Services	160,870	8,363,631
Navient Corp.	138,288	1,554,357
		47,795,399
Containers & Packaging — 0.2%
Avery Dennison Corp.	33,830	1,913,763
Ball Corp.	50,895	3,165,669
Owens-Illinois, Inc. (a)(c)	60,630	1,256,254
Sealed Air Corp.	76,051	3,565,271
WestRock Co.	96,257	4,951,460
		14,852,417
Distributors — 0.1%
Genuine Parts Co.	56,190	4,657,589
Diversified Consumer Services — 0.1%
H&R Block, Inc.	101,617	3,678,535
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	693,009	90,368,374
CME Group, Inc.	124,762	11,570,428
IntercontinentalExchange Group, Inc.	40,800	9,587,592
Leucadia National Corp.	124,668	2,525,774
McGraw-Hill Financial, Inc.	101,045	8,740,392
Moody’s Corp.	64,369	6,321,036
NASDAQ OMX Group, Inc.	43,883	2,340,280
		131,453,876
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	2,273,076	74,056,816
CenturyLink, Inc.	208,126	5,228,125
Frontier Communications Corp.	426,431	2,025,547
Level 3 Communications, Inc. (a)	106,641	4,659,145
Verizon Communications, Inc.	1,502,095	65,356,154
		151,325,787
Electric Utilities — 1.7%
American Electric Power Co., Inc.	180,878	10,284,723
Duke Energy Corp.	255,302	18,366,426
Edison International	120,284	7,586,312
Entergy Corp.	66,277	4,314,633
Eversource Energy	117,270	5,936,207
Exelon Corp.	317,955	9,443,264
FirstEnergy Corp.	155,804	4,878,223
NextEra Energy, Inc.	170,278	16,610,619
Pepco Holdings, Inc.	93,691	2,269,196

168	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	40,922	$2,624,737
PPL Corp.	246,653	8,112,417
Southern Co.	335,313	14,988,491
Xcel Energy, Inc.	187,143	6,626,734
		112,041,982
Electrical Equipment — 0.4%
AMETEK, Inc.	89,165	4,665,113
Eaton Corp. PLC	172,445	8,846,429
Emerson Electric Co.	242,606	10,715,907
Rockwell Automation, Inc.	49,692	5,042,247
		29,269,696
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	114,048	5,811,886
Corning, Inc.	453,608	7,765,769
FLIR Systems, Inc.	51,061	1,429,197
TE Connectivity Ltd.	148,631	8,901,511
		23,908,363
Energy Equipment & Services — 0.9%
Cameron International Corp. (a)	70,664	4,333,117
Diamond Offshore Drilling, Inc. (c)	23,577	407,882
Ensco PLC, Class A	84,813	1,194,167
Halliburton Co.	314,127	11,104,389
National Oilwell Varco, Inc.	143,194	5,391,254
Schlumberger Ltd.	467,725	32,258,993
Transocean Ltd. (c)	127,604	1,648,644
		56,338,446
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	162,251	23,456,627
CVS Health Corp.	411,710	39,721,781
Kroger Co.	359,493	12,966,912
Sysco Corp.	204,383	7,964,806
Wal-Mart Stores, Inc.	582,593	37,775,330
Walgreens Boots Alliance, Inc.	323,407	26,875,122
Whole Foods Market, Inc.	132,270	4,186,345
		152,946,923
Food Products — 1.6%
Archer-Daniels-Midland Co.	225,289	9,338,229
Campbell Soup Co.	65,611	3,325,165
ConAgra Foods, Inc.	159,762	6,471,959
General Mills, Inc.	221,329	12,423,197
Hershey Co.	54,182	4,978,242
Hormel Foods Corp.	49,759	3,150,242
J.M. Smucker Co.	38,073	4,343,749
Kellogg Co.	94,175	6,267,346
Keurig Green Mountain, Inc.	44,345	2,312,148
Kraft Heinz Co.	219,856	15,517,437
McCormick & Co., Inc.	42,820	3,518,948
Mead Johnson Nutrition Co.	74,773	5,264,019

Common Stocks	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	595,266	$24,923,787
Tyson Foods, Inc., Class A	112,612	4,853,577
		106,688,045
Gas Utilities — 0.0%
AGL Resources, Inc.	44,278	2,702,729
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	549,621	22,105,757
Baxter International, Inc.	200,928	6,600,485
Becton Dickinson & Co.	77,302	10,254,883
Boston Scientific Corp. (a)	494,952	8,122,162
C.R. Bard, Inc.	27,411	5,106,943
DENTSPLY International, Inc.	51,617	2,610,272
Edwards Lifesciences Corp. (a)	39,709	5,645,429
Intuitive Surgical, Inc. (a)	13,608	6,253,965
Medtronic PLC	522,366	34,967,180
St. Jude Medical, Inc.	103,416	6,524,515
Stryker Corp.	117,056	11,014,970
Varian Medical Systems, Inc. (a)	36,844	2,718,350
Zimmer Biomet Holdings, Inc.	62,986	5,916,275
		127,841,186
Health Care Providers & Services — 2.7%
Aetna, Inc.	128,918	14,104,919
AmerisourceBergen Corp.	75,984	7,217,720
Anthem, Inc.	96,706	13,538,840
Cardinal Health, Inc.	120,860	9,284,465
Cigna Corp.	95,015	12,828,925
DaVita HealthCare Partners, Inc. (a)	63,482	4,591,653
Express Scripts Holding Co. (a)	249,467	20,196,848
HCA Holdings, Inc. (a)	117,966	9,125,850
Henry Schein, Inc. (a)	30,871	4,097,199
Humana, Inc.	54,671	9,786,109
Laboratory Corp. of America Holdings (a)	37,066	4,020,549
McKesson Corp.	85,918	15,897,408
Patterson Cos., Inc.	31,346	1,355,715
Quest Diagnostics, Inc.	53,028	3,259,631
Tenet Healthcare Corp. (a)(c)	37,071	1,368,661
UnitedHealth Group, Inc.	352,780	40,926,008
Universal Health Services, Inc., Class B	33,653	4,200,231
		175,800,731
Health Care Technology — 0.1%
Cerner Corp. (a)	113,054	6,778,718
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	170,998	8,498,601
Chipotle Mexican Grill, Inc. (a)	11,462	8,255,505
Darden Restaurants, Inc.	42,118	2,886,768

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	169

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	73,648	$5,022,794
McDonald’s Corp.	348,167	34,304,895
Royal Caribbean Cruises Ltd.	63,470	5,654,542
Starbucks Corp.	548,318	31,166,395
Starwood Hotels & Resorts Worldwide, Inc.	63,088	4,194,090
Wyndham Worldwide Corp.	44,319	3,186,536
Wynn Resorts Ltd.	30,182	1,603,268
Yum! Brands, Inc.	159,635	12,762,818

		117,536,212
Household Durables — 0.4%
D.R. Horton, Inc.	120,516	3,538,350
Garmin Ltd.	43,738	1,569,320
Harman International Industries, Inc.	26,268	2,521,465
Leggett & Platt, Inc.	51,213	2,112,536
Lennar Corp., Class A	64,253	3,092,497
Mohawk Industries, Inc. (a)	23,515	4,274,792
Newell Rubbermaid, Inc.	99,199	3,939,192
PulteGroup, Inc.	119,290	2,251,002
Whirlpool Corp.	29,034	4,275,547

		27,574,701
Household Products — 1.7%
Clorox Co.	47,562	5,494,838
Colgate-Palmolive Co.	332,696	21,112,888
Kimberly-Clark Corp.	134,419	14,657,048
Procter & Gamble Co.	1,001,586	72,054,097

		113,318,871
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	251,944	2,466,532
NRG Energy, Inc.	124,274	1,845,469

		4,312,001
Industrial Conglomerates — 2.3%
3M Co.	230,822	32,723,635
Danaher Corp.	220,045	18,750,034
General Electric Co.	3,727,294	94,002,355
Roper Industries, Inc.	37,111	5,815,294

		151,291,318
Insurance — 2.6%
ACE Ltd.	119,776	12,384,838
Aflac, Inc.	160,182	9,311,380
Allstate Corp.	147,906	8,614,045
American International Group, Inc.	477,678	27,141,664
Aon PLC	104,011	9,216,415
Assurant, Inc.	25,099	1,983,072
Chubb Corp.	84,001	10,302,723
Cincinnati Financial Corp.	54,610	2,938,018

Common Stocks	Shares	Value
Insurance (continued)
Genworth Financial, Inc., Class A (a)	182,289	$842,175
Hartford Financial Services Group, Inc.	153,282	7,017,250
Lincoln National Corp.	93,411	4,433,286
Loews Corp.	106,132	3,835,610
Marsh & McLennan Cos., Inc.	195,789	10,224,102
MetLife, Inc.	411,939	19,422,924
Principal Financial Group, Inc.	101,176	4,789,672
Progressive Corp.	216,783	6,642,231
Prudential Financial, Inc.	167,239	12,745,284
Torchmark Corp.	43,045	2,427,738
Travelers Cos., Inc.	115,034	11,449,334
Unum Group	92,115	2,955,049
XL Group PLC	113,205	4,111,606

		172,788,416
Integrated Oil & Gas — 2.2%
ConocoPhillips	455,180	21,830,433
Exxon Mobil Corp.	1,543,584	114,765,470
Marathon Oil Corp.	249,180	3,837,372

		140,433,275
Internet & Catalog Retail — 1.8%
Amazon.com, Inc. (a)	141,690	72,529,694
Expedia, Inc.	36,810	4,331,801
Netflix, Inc. (a)	157,378	16,250,852
Priceline Group, Inc. (a)	18,759	23,202,257
TripAdvisor, Inc. (a)(c)	41,326	2,604,364

		118,918,968
Internet Software & Services — 3.7%
Akamai Technologies, Inc. (a)	65,921	4,552,504
Alphabet, Inc., Class A (a)	107,100	68,369,427
Alphabet, Inc., Class C (a)	109,294	66,496,656
eBay, Inc. (a)	414,360	10,126,958
Equinix, Inc. (c)	21,015	5,745,501
Facebook, Inc., Class A (a)	834,715	75,040,879
VeriSign, Inc. (a)(c)	36,916	2,604,793
Yahoo!, Inc. (a)	319,895	9,248,164

		242,184,882
IT Services — 3.6%
Accenture PLC, Class A	231,202	22,717,909
Alliance Data Systems Corp. (a)	22,908	5,932,714
Automatic Data Processing, Inc.	172,379	13,852,376
Cognizant Technology Solutions Corp., Class A (a)	225,392	14,111,793
Computer Sciences Corp.	50,829	3,119,884
Fidelity National Information Services, Inc.	104,650	7,019,922
Fiserv, Inc. (a)	86,631	7,503,111

170	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
IT Services (continued)
International Business Machines Corp.	332,966	$48,270,081
Mastercard, Inc., Class A	369,264	33,278,072
Paychex, Inc.	118,968	5,666,446
PayPal Holdings, Inc. (a)	410,422	12,739,499
Teradata Corp. (a)(c)	52,962	1,533,780
Total System Services, Inc.	62,522	2,840,374
Visa, Inc., Class A	721,355	50,249,589
Western Union Co.	190,612	3,499,636
Xerox Corp.	371,710	3,616,738

		235,951,924
Leisure Products — 0.1%
Hasbro, Inc.	41,360	2,983,710
Mattel, Inc.	124,909	2,630,584

		5,614,294
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	123,008	4,222,865
PerkinElmer, Inc.	42,112	1,935,468
Thermo Fisher Scientific, Inc.	146,955	17,969,657
Waters Corp. (a)(c)	30,529	3,608,833

		27,736,823
Machinery — 1.2%
Caterpillar, Inc.	222,854	14,565,737
Cummins, Inc.	61,368	6,663,337
Deere & Co.	115,318	8,533,532
Dover Corp.	57,771	3,303,346
Flowserve Corp.	49,918	2,053,627
Illinois Tool Works, Inc.	121,722	10,018,938
Ingersoll-Rand PLC	97,730	4,961,752
Joy Global, Inc.	34,113	509,307
PACCAR, Inc.	130,985	6,833,487
Parker Hannifin Corp.	51,197	4,981,468
Pentair PLC	66,320	3,384,973
Snap-on, Inc.	21,532	3,250,040
Stanley Black & Decker, Inc.	56,753	5,503,906
Xylem, Inc.	67,561	2,219,379

		76,782,829
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A	81,799	2,656,013
CBS Corp., Class B	164,182	6,550,862
Comcast Corp., Class A	782,290	44,496,655
Comcast Corp., Special Class A	135,881	7,777,828
Discovery Communications, Inc., Class A (a)(c)	55,065	1,433,342
Discovery Communications, Inc., Class C (a)	97,018	2,356,567
Interpublic Group of Cos., Inc.	152,449	2,916,349
News Corp., Class A	140,837	1,777,363

Common Stocks	Shares	Value
Media (continued)
News Corp., Class B	39,823	$510,531
Omnicom Group, Inc.	90,196	5,943,916
Scripps Networks Interactive, Inc., Class A	35,252	1,734,046
TEGNA, Inc.	84,325	1,888,037
Time Warner Cable, Inc.	104,719	18,783,447
Time Warner, Inc.	301,740	20,744,625
Twenty-First Century Fox, Inc., Class A	451,372	12,178,017
Twenty-First Century Fox, Inc., Class B	159,244	4,310,735
Viacom, Inc., Class B	128,365	5,538,950
Walt Disney Co.	573,063	58,567,039

		200,164,322
Metals & Mining — 0.2%
Alcoa, Inc.	483,475	4,670,369
Freeport-McMoRan, Inc.	383,965	3,720,621
Newmont Mining Corp.	195,240	3,137,507
Nucor Corp.	117,819	4,424,103

		15,952,600
Multi-Utilities — 1.2%
Ameren Corp.	89,577	3,786,420
CenterPoint Energy, Inc.	158,825	2,865,203
CMS Energy Corp.	101,892	3,598,826
Consolidated Edison, Inc.	108,125	7,228,156
Dominion Resources, Inc.	219,099	15,420,188
DTE Energy Co.	66,206	5,320,976
NiSource, Inc.	118,026	2,189,382
PG&E Corp.	180,683	9,540,062
Public Service Enterprise Group, Inc.	186,755	7,873,591
SCANA Corp.	52,763	2,968,446
Sempra Energy	87,009	8,415,511
TECO Energy, Inc.	86,116	2,261,406
WEC Energy Group, Inc.	116,373	6,076,998

		77,545,165
Multiline Retail — 0.7%
Dollar General Corp.	109,687	7,945,726
Dollar Tree, Inc. (a)(c)	86,740	5,782,089
Kohl’s Corp.	73,052	3,383,038
Macy’s, Inc.	122,126	6,267,506
Nordstrom, Inc.	52,053	3,732,721
Target Corp.	232,073	18,254,862

		45,365,942
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	39,920	1,886,619
Oil & Gas Equipment & Services — 0.2%
Baker Hughes, Inc.	160,474	8,351,067

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	171

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil & Gas Equipment & Services (continued)
FMC Technologies, Inc. (a)	85,249	$2,642,719

		10,993,786
Oil & Gas Exploration & Production — 0.6%
Anadarko Petroleum Corp.	187,521	11,324,393
Apache Corp.	139,217	5,451,738
Cabot Oil & Gas Corp.	152,695	3,337,913
Cimarex Energy Co.	34,582	3,543,963
Newfield Exploration Co. (a)	60,442	1,988,542
Noble Energy, Inc.	158,022	4,769,104
Pioneer Natural Resources Co.	55,119	6,704,675
Range Resources Corp.	61,607	1,978,817
Southwestern Energy Co. (a)(c)	143,267	1,818,058

		40,917,203
Oil, Gas & Consumable Fuels — 2.5%
Chesapeake Energy Corp. (c)	186,426	1,366,503
Chevron Corp.	696,123	54,910,182
Columbia Pipeline Group, Inc.	117,170	2,143,039
CONSOL Energy, Inc. (c)	83,199	815,350
Devon Energy Corp.	142,664	5,291,408
EOG Resources, Inc.	202,656	14,753,357
EQT Corp.	56,244	3,642,924
Hess Corp.	90,182	4,514,511
Kinder Morgan, Inc.	665,057	18,408,778
Marathon Petroleum Corp.	198,416	9,192,613
Murphy Oil Corp.	59,971	1,451,298
Occidental Petroleum Corp.	282,375	18,679,106
ONEOK, Inc.	77,071	2,481,686
Phillips 66	176,956	13,597,299
Spectra Energy Corp.	247,841	6,510,783
Tesoro Corp.	45,454	4,419,947

		162,178,784
Paper & Forest Products — 0.1%
International Paper Co.	154,140	5,824,951
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	83,489	6,735,893
Pharmaceuticals — 5.9%
AbbVie, Inc.	612,570	33,329,934
Allergan PLC (a)	145,690	39,599,999
Bristol-Myers Squibb Co.	617,084	36,531,373
Eli Lilly & Co.	360,532	30,172,923
Endo International PLC (a)	76,924	5,329,295
Johnson & Johnson	1,022,933	95,490,795
Mallinckrodt PLC (a)	43,185	2,761,249
Merck & Co., Inc.	1,043,017	51,514,610
Mylan NV (a)	151,965	6,118,111
Perrigo Co. PLC	53,998	8,492,265
Pfizer, Inc.	2,279,177	71,588,949

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	169,560	$6,982,481

		387,911,984
Professional Services — 0.2%
Dun & Bradstreet Corp.	13,110	1,376,550
Equifax, Inc.	43,936	4,269,700
Nielsen Holdings PLC	136,266	6,059,749
Robert Half International, Inc.	49,868	2,551,247

		14,257,246
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	156,197	13,742,212
Apartment Investment & Management Co., Class A	58,207	2,154,823
AvalonBay Communities, Inc.	48,802	8,531,566
Boston Properties, Inc.	56,635	6,705,584
Crown Castle International Corp.	123,190	9,715,995
Equity Residential	134,377	10,094,400
Essex Property Trust, Inc.	24,127	5,390,454
General Growth Properties, Inc.	216,253	5,616,091
HCP, Inc.	170,442	6,348,965
Host Hotels & Resorts, Inc. (c)	279,719	4,422,357
Kimco Realty Corp.	152,381	3,722,668
Macerich Co.	49,789	3,824,791
Plum Creek Timber Co., Inc. (c)	64,838	2,561,749
Prologis, Inc.	193,468	7,525,905
Public Storage	54,332	11,498,281
Realty Income Corp. (c)	85,849	4,068,384
Simon Property Group, Inc.	114,371	21,012,240
SL Green Realty Corp.	36,765	3,976,503
Ventas, Inc.	122,156	6,848,065
Vornado Realty Trust	65,482	5,920,883
Welltower, Inc.	129,595	8,776,174
Weyerhaeuser Co.	191,142	5,225,822

		157,683,912
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	107,091	3,426,912
Refining, Marketing & Transport — 0.2%
Valero Energy Corp.	183,644	11,037,004
Road & Rail — 0.8%
CSX Corp.	364,744	9,811,614
JB Hunt Transport Services, Inc.	33,994	2,427,172
Kansas City Southern	40,812	3,708,994
Norfolk Southern Corp.	111,510	8,519,364
Ryder System, Inc.	19,261	1,426,084
Union Pacific Corp.	320,664	28,349,904

		54,243,132
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	111,157	5,566,743
Analog Devices, Inc.	115,754	6,529,683

172	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	443,483	$6,514,765
Avago Technologies Ltd. (c)	95,919	11,990,834
Broadcom Corp., Class A	206,629	10,626,930
First Solar, Inc. (a)	27,607	1,180,199
Intel Corp.	1,754,481	52,880,057
KLA-Tencor Corp.	59,344	2,967,200
Lam Research Corp.	58,451	3,818,604
Linear Technology Corp.	88,407	3,567,222
Microchip Technology, Inc.	77,648	3,345,852
Micron Technology, Inc. (a)	397,723	5,957,891
NVIDIA Corp.	188,689	4,651,184
Qorvo, Inc. (a)	55,169	2,485,363
Skyworks Solutions, Inc.	70,550	5,941,016
Texas Instruments, Inc.	379,722	18,803,833
Xilinx, Inc.	95,469	4,047,886

		150,875,262
Software — 3.8%
Activision Blizzard, Inc.	184,985	5,714,187
Adobe Systems, Inc. (a)	183,825	15,114,092
Autodesk, Inc. (a)	84,045	3,709,746
CA, Inc.	116,871	3,190,578
Citrix Systems, Inc. (a)	59,176	4,099,713
Electronic Arts, Inc. (a)	114,792	7,777,158
Intuit, Inc.	102,503	9,097,141
Microsoft Corp.	2,960,268	131,021,462
Oracle Corp.	1,202,801	43,445,172
Red Hat, Inc. (a)(c)	67,678	4,864,695
Salesforce.com, Inc. (a)	228,945	15,895,651
Symantec Corp.	251,312	4,893,045

		248,822,640
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	27,016	5,120,343
AutoNation, Inc. (a)	28,918	1,682,449
AutoZone, Inc. (a)	11,414	8,261,796
Bed Bath & Beyond, Inc. (a)(c)	63,244	3,606,173
Best Buy Co., Inc.	113,523	4,213,974
CarMax, Inc. (a)(c)	77,244	4,582,114
GameStop Corp., Class A (c)	39,487	1,627,259
Gap, Inc.	87,859	2,503,982
Home Depot, Inc.	474,003	54,742,606
L Brands, Inc.	94,915	8,554,689
Lowe’s Cos., Inc.	341,809	23,557,476
O’Reilly Automotive, Inc. (a)(c)	36,737	9,184,250
Ross Stores, Inc.	152,764	7,404,471
Signet Jewelers Ltd.	29,582	4,026,998
Staples, Inc.	236,517	2,774,344
Tiffany & Co.	41,485	3,203,472
TJX Cos., Inc.	249,109	17,791,365
Tractor Supply Co.	50,367	4,246,945

Common Stocks	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc. (a)(c)	35,003	$1,028,388

		168,113,094
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	2,108,441	232,561,042
EMC Corp.	710,726	17,171,140
Hewlett-Packard Co.	666,894	17,079,155
NetApp, Inc.	110,751	3,278,230
SanDisk Corp.	75,446	4,098,981
Seagate Technology PLC	111,547	4,997,306
Western Digital Corp.	85,240	6,771,466

		285,957,320
Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	102,000	2,950,860
Fossil Group, Inc. (a)(c)	15,506	866,475
Hanesbrands, Inc.	148,288	4,291,455
Michael Kors Holdings Ltd. (a)	71,584	3,023,708
NIKE, Inc., Class B	250,427	30,795,008
PVH Corp.	30,529	3,112,126
Ralph Lauren Corp.	22,311	2,636,268
Under Armour, Inc., Class A (a)(c)	66,531	6,438,870
VF Corp.	125,514	8,561,310

		62,676,080
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	175,105	1,780,818
Tobacco — 1.5%
Altria Group, Inc.	726,015	39,495,216
Philip Morris International, Inc.	571,915	45,370,017
Reynolds American, Inc.	306,915	13,587,127

		98,452,360
Trading Companies & Distributors — 0.2%
Fastenal Co.	107,086	3,920,419
United Rentals, Inc. (a)	35,826	2,151,351
W.W. Grainger, Inc.	22,420	4,820,524

		10,892,294
Utilities — 0.1%
Williams Cos., Inc.	251,763	9,277,467
Total Long-Term Investments (Cost — $4,113,517,846) — 95.7%		6,252,040,342

Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)(d)	242,342,846	242,341,846

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	173

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (b)(d)(e)	52,399,806	$52,398,806
Total Short-Term Securities (Cost — $294,740,652) — 4.5%		294,740,652

Value
Total Investments (Cost — $4,408,258,498*) — 100.2%	$6,546,780,994
Liabilities in Excess of Other Assets — (0.2)%	(14,244,736)

Net Assets — 100.0%	$6,532,536,258

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,062,364,596

Gross unrealized appreciation	$2,590,107,144
Gross unrealized depreciation	(105,690,746)

Net unrealized appreciation	$2,484,416,398

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased		Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income		Realized Gain
BlackRock, Inc.	39,755	7,793		(154)	47,394	$14,098,293	$291,832		$9,903
BlackRock Cash Funds: Institutional, SL Agency Shares	76,063,771	166,278,075	[1]	—	242,341,846	$242,341,846	$308,545		—
BlackRock Cash Funds: Prime, SL Agency Shares	6,710,893	45,687,913	[1]	—	52,398,806	$52,398,806	$235,328	[2]	—
PNC Financial Services Group, Inc.	164,243	28,757		(2,968)	190,032	$16,950,854	$266,578		$52,842

[1]	Represents net shares purchased.
[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
2,773	S&P 500 E-Mini Index	December 2015	$264,641,255	$(4,000,381)

174	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of period ended, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$6,252,040,342	—	—	$6,252,040,342
Short-Term Securities:
Money Market Funds	294,740,652	—	—	294,740,652

Total	$6,546,780,994	—	—	$6,546,780,994

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,000,381)	—	—	$(4,000,381)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	175

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$12,755,800	—	—	$12,755,800
Liabilities:
Collateral on securities loaned at value	—	$(52,398,806)	—	(52,398,806)

Total	$12,755,800	$(52,398,806)	—	$(39,643,006)

During the period ended September 30, 2015, there were no transfers between levels.

176	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.6%
AGL Energy Ltd.	33,932	$381,890
Alumina Ltd. (a)	80,719	64,218
Amcor Ltd.	61,970	576,312
AMP Ltd.	171,424	673,282
APA Group (b)	66,494	401,320
Aristocrat Leisure Ltd.	27,113	164,901
Asciano Ltd.	44,883	265,721
ASX Ltd. (a)	9,130	243,749
Aurizon Holdings Ltd.	104,377	368,748
AusNet Services (a)	34,747	33,398
Australia & New Zealand Banking Group Ltd.	139,444	2,664,234
Bank of Queensland Ltd.	19,847	162,476
Bendigo & Adelaide Bank Ltd. (a)	16,747	117,041
BHP Billiton Ltd. (a)	161,773	2,555,090
Boral Ltd.	39,580	147,205
Brambles Ltd.	85,150	584,936
Caltex Australia Ltd.	14,445	318,872
CIMIC Group, Ltd.	1,949	32,379
Coca-Cola Amatil Ltd.	41,206	261,226
Cochlear Ltd.	3,188	187,587
Commonwealth Bank of Australia (a)	86,197	4,424,365
Computershare Ltd.	18,081	135,020
Crown Resorts Ltd. (a)	12,817	89,648
CSL Ltd.	25,101	1,579,686
Dexus Property Group	50,587	255,106
Federation Centres Ltd.	174,986	337,905
Flight Centre Travel Group Ltd. (a)	1,384	35,251
Fortescue Metals Group Ltd. (a)	63,976	82,589
Goodman Group	90,279	373,169
GPT Group	85,677	272,296
Harvey Norman Holdings Ltd.	13,921	38,132
Healthscope Ltd.	82,216	147,774
Iluka Resources Ltd.	34,250	150,469
Incitec Pivot Ltd.	96,223	265,214
Insurance Australia Group Ltd. (a)	120,818	413,091
Lend Lease Group (b)	31,290	277,015
Macquarie Group Ltd.	15,644	847,828
Medibank Pvt Ltd.	149,927	255,420
Mirvac Group	212,978	258,591
National Australia Bank Ltd.	134,087	2,837,671
Newcrest Mining Ltd. (c)	43,527	391,690
Orica Ltd. (a)	17,936	190,363
Origin Energy Ltd.	49,628	234,230
Platinum Asset Management Ltd.	9,023	43,109
Qantas Airways Ltd. (c)	22,815	59,898
QBE Insurance Group Ltd. (a)	69,084	629,134
Ramsay Health Care Ltd.	7,590	313,042
REA Group Ltd.	1,087	34,040
Rio Tinto Ltd.	22,393	770,419
Santos Ltd.	66,177	187,270
Scentre Group	288,676	794,523
Seek Ltd.	11,674	98,935

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	20,252	$260,488
South32 Ltd. (c)	304,116	293,956
Stockland	120,177	326,498
Suncorp Group Ltd.	72,978	627,803
Sydney Airport (b)	56,475	237,351
Tabcorp Holdings Ltd.	54,398	179,088
Tatts Group Ltd.	59,669	158,313
Telstra Corp. Ltd.	194,368	768,471
TPG Telecom Ltd.	14,159	108,519
Transurban Group (b)	101,891	713,726
Treasury Wine Estates Ltd.	43,110	199,760
Wesfarmers Ltd. (a)	59,492	1,644,545
Westfield Corp.	107,826	758,739
Westpac Banking Corp.	160,395	3,369,400
Woodside Petroleum Ltd.	37,491	767,308
Woolworths Ltd. (a)	65,258	1,143,880
WorleyParsons Ltd.	4,265	17,854

		38,603,177
Austria — 0.1%
Andritz AG	5,013	225,890
Erste Group Bank AG (c)	15,117	439,313
OMV AG	7,068	171,980
Raiffeisen Bank International AG (c)	4,478	58,851
Voestalpine AG	4,890	168,130

		1,064,164
Belgium — 1.0%
Ageas	9,520	391,238
Anheuser-Busch InBev NV	41,592	4,423,536
Belgacom SA	7,467	258,298
Colruyt SA	3,569	172,014
Delhaize Group	5,181	459,247
Groupe Bruxelles Lambert SA	6,270	473,159
KBC Groep NV	12,394	783,821
Solvay SA	3,273	334,501
Telenet Group Holding NV (c)	1,997	114,718
UCB SA (a)	6,867	537,979
Umicore SA	5,605	216,164

		8,164,675
Brazil — 1.2%
AES Tiete SA, Preference Shares	16,600	58,913
AMBEV SA	247,600	1,212,862
B2W Cia Digital (c)	17,200	64,470
Banco Bradesco SA — ADR	35,196	209,693
Banco Bradesco SA, Preference Shares	146,088	789,306
Banco do Brasil SA	36,400	139,559
Banco do Estado do Rio Grande do Sul, Preference Shares	2,900	4,082
Banco Santander Brasil SA	12,700	40,395
BB Seguridade Participacoes SA	47,500	297,257

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	177

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
BM&FBovespa SA	105,100	$293,734
BR Malls Participacoes SA	13,700	36,146
Braskem SA, Preference A Shares	11,000	46,253
BRF SA	35,100	624,974
CCR SA	32,500	99,767
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	1,600	3,531
CETIP SA — Mercados Organizado	9,411	78,099
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,400	68,527
Cia Energetica de Minas Gerais, Preference Shares	24,313	42,867
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	4,000	15,346
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	94,680
Cielo SA	48,332	446,929
Companhia de Saneamento Basico do Estado de Sao Paulo	7,000	27,968
Companhia Siderurgica Nacional SA	48,700	48,153
Cosan SA Industria e Comercio	1,800	9,140
CPFL Energia SA	3,715	13,934
Cyrela Brazil Realty SA	6,700	13,976
Duratex SA	5,621	8,337
EcoRodovias Infraestrutura e Logistica SA	5,600	8,616
EDP — Energias do Brasil SA	900	2,606
Embraer SA	37,700	242,490
Equatorial Energia SA	13,600	116,155
Estacio Participacoes SA	21,100	75,044
Fibria Celulose SA	10,300	139,776
Gerdau SA, Preference Shares	30,600	42,220
Hypermarcas SA (c)	19,300	74,386
Itau Unibanco Holding SA, Preference Shares	164,045	1,096,944
Itausa — Investimentos Itau SA, Preference Shares	226,712	408,305
JBS SA	31,400	133,061
Klabin SA, Preference Shares	22,200	122,521
Kroton Educacional SA	59,168	115,068
Localiza Rent a Car SA	2,940	18,124
Lojas Americanas SA	6,000	17,843
Lojas Americanas SA, Preference Shares	12,320	50,343
Lojas Renner SA	21,500	99,786
M Dias Branco SA	1,500	21,983
Multiplan Empreendimentos Imobiliarios SA	4,600	49,197
Natura Cosmeticos SA	8,200	40,333
Odontoprev SA	600	1,445
Oi SA, Preference Shares (c)	22,799	16,045
Petroleo Brasileiro SA (c)	164,300	353,922

Common Stocks	Shares	Value
Brazil (continued)
Petroleo Brasileiro SA, Preference Shares (c)	220,300	$402,314
Porto Seguro SA	4,400	33,407
Qualicorp SA	8,500	31,817
Raia Drogasil SA	9,300	91,722
Souza Cruz SA	22,800	154,128
Sul America SA	36,638	164,961
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	66,173
Telefonica Brasil SA, Preference Shares	16,200	149,843
Tim Participacoes SA	41,040	77,743
Totvs SA	3,300	25,088
Tractebel Energia SA	4,600	39,172
Transmissora Alianca de Energia Eletrica SA	3,300	15,874
Ultrapar Participacoes SA	18,600	313,401
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	9,600	8,112
Vale SA	65,800	275,183
Vale SA, Preference Shares	114,000	383,019
Via Varejo SA	2,300	2,297
WEG SA	18,720	72,953

		10,342,318
Canada — 6.4%
Agnico Eagle Mines Ltd.	12,637	320,352
Agrium, Inc.	7,173	642,856
Alimentation Couche Tard, Inc., Class B	20,794	956,259
AltaGas Ltd. (a)	5,249	129,327
ARC Resources Ltd. (a)	13,939	184,252
Atco Ltd. Class I	2,968	87,183
Bank of Montreal	32,859	1,792,040
Bank of Nova Scotia (a)	64,560	2,846,058
Barrick Gold Corp.	55,355	352,165
Baytex Energy Corp. (a)	6,019	19,259
BCE, Inc.	10,393	425,377
BlackBerry Ltd. (a)(c)	17,331	106,363
Bombardier, Inc., Class B (a)	55,865	69,910
Brookfield Asset Management, Inc., Class A	44,288	1,393,520
CAE, Inc.	5,726	60,671
Cameco Corp.	17,020	207,505
Canadian Imperial Bank of Commerce (a)	20,000	1,436,943
Canadian National Railway Co.	43,323	2,460,110
Canadian Natural Resources Ltd.	56,684	1,103,947
Canadian Oil Sands Ltd. (a)	19,702	93,158
Canadian Pacific Railway Ltd.	8,246	1,183,544
Canadian Tire Corp. Ltd., Class A	4,121	370,720
Canadian Utilities Ltd., Class A	9,258	250,511
Cenovus Energy, Inc.	39,944	605,820
CGI Group, Inc., Class A (c)	12,922	468,174

178	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Canada (continued)
CI Financial Corp.	11,539	$261,995
Constellation Software, Inc.	1,101	461,479
Crescent Point Energy Corp.	30,179	345,323
Dollarama, Inc.	6,920	467,366
Eldorado Gold Corp.	17,582	56,389
Empire Co. Ltd., Class A	12,024	247,328
Enbridge, Inc.	42,824	1,590,056
Encana Corp.	30,957	199,266
Enerplus Corp.	4,790	23,331
Fairfax Financial Holdings Ltd.	1,258	572,901
Finning International, Inc.	7,357	107,943
First Capital Realty, Inc. (a)	2,654	37,190
First Quantum Minerals Ltd. (a)	28,339	103,842
Fortis, Inc.	15,891	454,522
Franco-Nevada Corp.	9,282	409,048
George Weston Ltd.	3,435	277,889
Gildan Activewear, Inc.	13,076	394,681
Goldcorp, Inc.	40,940	513,246
Great-West Lifeco, Inc.	16,984	406,878
H&R Real Estate Investment Trust	2,945	45,394
Husky Energy, Inc.	14,784	230,540
IGM Financial, Inc. (a)	4,062	103,064
Imperial Oil Ltd.	16,836	533,403
Industrial Alliance Insurance & Financial Services, Inc.	3,523	105,122
Intact Financial Corp.	8,105	569,202
Inter Pipeline Ltd.	18,400	339,459
Jean Coutu Group PJC, Inc., Class A	3,208	48,342
Keyera Corp.	8,330	229,395
Kinross Gold Corp. (c)	50,110	87,115
Loblaw Cos. Ltd.	13,102	674,589
Magna International, Inc.	21,261	1,019,795
Manulife Financial Corp.	108,864	1,683,741
MEG Energy Corp. (c)	7,620	47,050
Methanex Corp.	4,533	150,206
Metro, Inc.	13,402	365,153
National Bank of Canada (a)	19,207	613,127
Onex Corp.	5,499	317,413
Open Text Corp.	5,660	253,459
Paramount Resources Ltd., Class A (c)	2,674	19,717
Pembina Pipeline Corp. (a)	18,933	455,555
Peyto Exploration & Development Corp. (a)	6,142	127,719
Potash Corp. of Saskatchewan, Inc.	43,849	901,295
Power Corp. of Canada	21,464	445,042
Power Financial Corp. (a)	17,668	405,126
PrairieSky Royalty Ltd. (a)	5,018	95,359
Restaurant Brands International, Inc.	11,133	400,771
RioCan Real Estate Investment Trust	3,112	59,395

Common Stocks	Shares	Value
Canada (continued)
Rogers Communications, Inc., Class B	18,164	$625,838
Royal Bank of Canada	71,809	3,970,615
Saputo, Inc.	10,940	240,196
Shaw Communications, Inc., Class B	19,068	369,215
Silver Wheaton Corp.	17,253	207,372
SNC-Lavalin Group, Inc. (a)	9,239	262,943
Sun Life Financial, Inc.	30,632	987,937
Suncor Energy, Inc. (a)	72,194	1,930,763
Teck Resources Ltd., Class B	19,684	93,958
TELUS Corp.	8,212	258,760
Thomson Reuters Corp.	19,582	787,095
Toronto-Dominion Bank	92,301	3,638,091
Tourmaline Oil Corp. (c)	10,430	242,833
TransAlta Corp.	5,518	25,636
TransCanada Corp. (a)	36,953	1,168,540
Turquoise Hill Resources Ltd. (c)	39,981	102,162
Valeant Pharmaceuticals International, Inc. (c)	16,850	3,007,621
Veresen, Inc.	9,589	73,292
Vermilion Energy, Inc.	6,754	217,474
West Fraser Timber Co. Ltd.	2,687	85,372
Yamana Gold, Inc.	26,930	45,405

		53,163,363
Chile — 0.2%
AES Gener SA	90,837	42,486
Aguas Andinas SA, Class A	76,400	39,742
Banco de Chile	1,385,221	144,386
Banco de Credito e Inversiones	735	29,834
Banco Santander Chile SA	2,103,327	95,310
Cencosud SA	46,368	90,293
Colbun SA	466,420	120,191
Companhia Cervecerias Unidas SA	4,404	48,564
CorpBanca	2,375,874	20,928
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	31,911
Empresa Nacional de Electricidad SA	204,788	241,046
Empresa Nacional de Telecomunicaciones SA	2,032	19,186
Empresas CMPC SA	36,023	92,713
Empresas COPEC SA	24,294	220,436
Enersis SA	1,181,655	297,589
Latam Airlines Group SA (c)	19,853	95,315
SACI Falabella	35,710	221,278
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	1,850	26,746
SONDA SA	18,572	27,798
Vina Concha y Toro SA	57,286	94,962

		2,000,714

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	179

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China — 3.6%
AAC Technologies Holdings, Inc.	39,500	$247,079
Agricultural Bank of China Ltd., Class H	1,110,000	421,571
Air China Ltd., Class H	62,000	49,106
Aluminum Corp. of China Ltd., Class H (c)	64,000	19,992
Anhui Conch Cement Co., Ltd., Class H	79,500	235,042
Anta Sports Products Ltd.	81,000	210,260
AviChina Industry & Technology Co. Ltd., Class H	116,000	86,058
Bank of China Ltd., Class H	4,049,000	1,746,061
Bank of Communications Co. Ltd., Class H	470,700	328,098
BBMG Corp., Class H	39,500	27,258
Beijing Capital International Airport Co. Ltd., Class H	100,000	93,472
Byd Co. Ltd., Class H (a)(c)	26,500	141,056
CGN Power Co. Ltd. (d)	546,000	228,395
China Cinda Asset Management Co. Ltd.	681,000	236,812
China Citic Bank Corp. Ltd., Class H (c)	448,000	260,871
China Coal Energy Co. Ltd., Class H (a)	107,000	43,423
China Communications Construction Co. Ltd., Class H	239,000	296,463
China Communications Services Corp. Ltd., Class H	44,000	16,984
China Conch Venture Holdings, Ltd.	92,500	196,790
China Construction Bank Corp., Class H	4,300,000	2,869,527
China COSCO Holdings Co. Ltd., Class H (a)(c)	78,000	43,066
China Everbright Bank Co. Ltd., Class H	58,000	25,343
China Galaxy Securities Co. Ltd., Class H	132,500	93,869
China Huishan Dairy Holdings Co. Ltd. (a)	338,000	122,129
China International Marine Containers Group Co. Ltd., Class H	41,500	73,136
China Life Insurance Co. Ltd., Class H	379,000	1,320,578
China Longyuan Power Group Corp., Class H	125,000	135,198
China Medical System Holdings Ltd.	109,000	125,465
China Mengniu Dairy Co. Ltd.	85,000	299,734
China Merchants Bank Co. Ltd., Class H	236,078	575,394

Common Stocks	Shares	Value
China (continued)
China Minsheng Banking Corp. Ltd., Class H	306,400	$284,007
China National Building Material Co. Ltd., Class H	132,000	76,483
China Oilfield Services Ltd., Class H (a)	64,000	64,511
China Pacific Insurance Group Co. Ltd., Class H	141,800	528,963
China Petroleum & Chemical Corp. Class H	1,278,400	783,075
China Railway Construction Corp. Ltd., Class H	72,000	106,513
China Railway Group Ltd., Class H	230,000	210,075
China Shenhua Energy Co. Ltd., Class H	179,500	275,691
China Shipping Container Lines Co. Ltd., Class H (c)	122,000	42,407
China Southern Airlines Co. Ltd., Class H	48,000	35,175
China Telecom Corp. Ltd., Class H	754,000	365,327
China Unicom Hong Kong Ltd.	340,000	432,544
China Vanke Co. Ltd., Class H	48,500	104,195
Chongqing Changan Automobile Co. Ltd.	21,400	36,158
Chongqing Rural Commercial Bank, Class H	122,000	69,364
CITIC Securities Co. Ltd., Class H	90,500	162,666
CNOOC Ltd.	958,000	986,383
Country Garden Holdings Co. Ltd.	214,270	77,632
CSPC Pharmaceutical Group Ltd.	154,000	135,592
CSR Corp. Ltd., Class H (c)	222,350	283,553
Dalian Wanda Commercial Properties Co., Ltd. (d)	24,800	142,969
Datang International Power Generation Co. Ltd., Class H	98,000	37,205
Dongfeng Motor Group Co. Ltd., Class H	182,000	228,422
Evergrande Real Estate Group Ltd. (a)	286,000	163,430
Fosun International Ltd.	81,500	140,727
GF Securities Co., Ltd. (c)	31,000	56,526
Great Wall Motor Co. Ltd., Class H	123,000	137,242
Guangzhou Automobile Group Co. Ltd., Class H	52,000	42,451
Guangzhou R&F Properties Co. Ltd., Class H (a)	13,200	12,009
Haitian International Holdings Ltd.	67,000	110,892
Haitong Securities Co. Ltd., Class H	163,200	237,820
Hengan International Group Co. Ltd.	39,000	381,096
Huadian Power International Corp., Ltd.	68,000	53,356
Huaneng Power International, Inc., Class H	192,000	207,891

180	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Huaneng Renewables Corp. Ltd.	158,000	$58,571
Huatai Securities Co., Ltd. (c)(d)	68,800	137,276
Industrial & Commercial Bank of China Ltd., Class H	3,753,000	2,168,122
Inner Mongolia Yitai Coal Co., Class B	25,300	20,611
Jiangsu Expressway Co. Ltd., Class H	26,000	33,305
Jiangxi Copper Co. Ltd., Class H	36,000	43,896
Kingsoft Corp. Ltd.	55,000	108,263
Lenovo Group Ltd.	446,000	377,043
Longfor Properties Co. Ltd.	51,500	65,209
Luye Pharma Group, Ltd. (c)	189,500	169,194
New China Life Insurance Co. Ltd., Class H	29,100	126,142
People’s Insurance Co. Group of China Ltd., Class H	272,000	133,487
PetroChina Co. Ltd., Class H	1,096,000	763,257
PICC Property & Casualty Co. Ltd., Class H	177,532	347,731
Ping An Insurance Group Co. of China Ltd., Class H	267,000	1,334,194
Semiconductor Manufacturing International Corp. (c)	1,051,000	95,415
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,000	174,970
Shanghai Electric Group Co. Ltd., Class H (a)	104,000	56,895
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	7,000	21,982
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	40,032
Shenzhou International Group Holdings Ltd.	20,000	103,625
Shui On Land Ltd.	76,666	17,697
Sihuan Pharmaceutical Holdings Group Ltd.	249,000	32,129
Sino-Ocean Land Holdings Ltd.	137,000	74,973
Sinopec Engineering Group Co. Ltd.	13,500	11,792
Sinopec Shanghai Petrochemical Co. Ltd., Class H (c)	123,000	47,164
Sinopharm Group Co. Ltd., Class H	47,200	166,019
Sinotrans Ltd., Class H	45,000	21,236
SOHO China Ltd.	195,000	76,033
Sunac China Holdings Ltd.	149,000	78,164
Tencent Holdings Ltd.	266,500	4,492,281
Tingyi Cayman Islands Holding Corp.	138,000	220,438
Tsingtao Brewery Co. Ltd., Class H (a)	14,000	61,578
Want Want China Holdings Ltd.	339,000	279,235
Weichai Power Co. Ltd., Class H	24,400	22,828

Common Stocks	Shares	Value
China (continued)
Yanzhou Coal Mining Co. Ltd., Class H (a)	36,000	$16,021
Zhejiang Expressway Co. Ltd., Class H	54,000	58,986
Zhuzhou CSR Times Electric Co. Ltd., Class H	25,000	186,026
Zijin Mining Group Co. Ltd., Class H	218,000	57,190
ZTE Corp., Class H	14,400	32,937

		29,912,527
Colombia — 0.1%
Almacenes Exito SA	14,362	61,675
Banco Davivienda SA, Preference Shares	3,212	24,945
Bancolombia SA	15,644	126,457
Cementos Argos SA	38,031	116,268
Corp. Financiera Colombiana SA	1,431	17,601
Ecopetrol SA	184,080	79,288
Grupo Argos SA	6,618	38,365
Grupo Aval Acciones y Valores	125,734	47,845
Grupo de Inversiones Suramericana SA	6,592	76,598
Grupo de Inversiones Suramericana SA, Preference Shares	803	9,206
Interconexion Electrica SA	6,953	16,100
Isagen SA ESP	166,052	154,877

		769,225
Czech Republic — 0.0%
CEZ AS	9,764	203,091
Komercni Banka AS	558	120,942

		324,033
Denmark — 1.3%
A.P. Moeller — Maersk A/S, Class A	220	331,388
A.P. Moeller — Maersk A/S, Class B	371	571,890
Carlsberg A/S, Class B	6,368	489,326
Coloplast A/S, Class B (a)	6,579	466,444
Danske Bank A/S	35,120	1,061,338
DSV A/S	8,213	306,894
ISS A/S	8,788	291,909
Novo Nordisk A/S, Class B	100,859	5,442,812
Novozymes A/S, Class B	12,683	553,513
Pandora A/S	5,500	642,505
TDC A/S	36,256	186,984
Tryg A/S	5,025	97,633
Vestas Wind Systems A/S	11,244	584,564
William Demant Holding A/S (c)	1,605	133,340

		11,160,540
Egypt — 0.0%
Commercial International Bank	36,920	250,835
Global Telecom Holding SAE (c)	69,057	16,771

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	181

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Egypt (continued)
Talaat Moustafa Group	21,412	$18,652

		286,258
Finland — 0.6%
Elisa OYJ	8,970	303,430
Fortum OYJ	27,627	408,767
Kone OYJ, Class B (a)	16,423	625,022
Metso OYJ	9,428	196,128
Neste Oil OYJ	5,327	122,600
Nokia OYJ	186,013	1,271,919
Nokian Renkaat OYJ (a)	4,713	152,567
Orion OYJ, Class B	4,256	161,048
Sampo OYJ, Class A	21,894	1,059,606
Stora Enso OYJ, Class R	32,562	246,381
UPM-Kymmene OYJ	27,594	414,205
Wartsila OYJ (a)	6,761	268,292

		5,229,965
France — 7.3%
Accor SA	10,752	504,131
Aeroports de Paris	1,132	128,482
Air Liquide SA	18,689	2,215,621
Airbus Group SE	30,511	1,806,861
Alcatel-Lucent (c)	114,729	423,316
Alstom SA (c)	10,571	326,973
ArcelorMittal (a)	73,184	379,522
Arkema	3,739	242,354
AtoS	4,829	371,188
AXA SA	99,880	2,424,981
BNP Paribas SA	53,133	3,128,156
Bollore SA	36,855	179,684
Bouygues SA	11,139	395,310
Bureau Veritas SA	11,737	247,771
Cap Gemini SA	7,654	683,523
Carrefour SA	27,447	813,431
Casino Guichard-Perrachon SA	2,964	157,847
Christian Dior SA	2,982	558,691
Cie Generale des Etablissements Michelin	9,265	847,695
CNP Assurances	7,565	105,114
Compagnie de Saint-Gobain	23,437	1,017,174
Credit Agricole SA	52,014	598,822
Danone SA	31,693	2,000,561
Dassault Systemes SA	6,665	492,577
Edenred	13,608	222,825
EDF	14,412	254,480
Essilor International SA	10,093	1,233,044
Eurazeo	1,698	113,094
Eutelsat Communications SA	10,133	310,790
Fonciere Des Regions	2,240	195,316
GDF Suez	75,110	1,215,316
Gecina SA	1,956	238,536
Groupe Eurotunnel SA, Registered Shares	23,156	315,488

Common Stocks	Shares	Value
France (continued)
Hermes International	1,327	$483,045
ICADE	1,426	96,751
Iliad SA	1,504	304,247
Imerys SA	704	45,227
Ingenico	2,978	359,851
JCDecaux SA	4,756	172,885
Kering	4,140	677,694
Klepierre	10,381	470,491
L’Oreal SA	12,489	2,170,763
Lagardere SCA	4,159	115,242
Legrand SA (c)	13,403	713,080
LVMH Moet Hennessy Louis Vuitton SA	14,269	2,429,196
Natixis	61,153	338,591
Numericable-SFR (c)	5,463	252,905
Orange SA	99,208	1,503,920
Pernod Ricard SA	10,974	1,108,025
Peugeot SA (c)	21,557	326,644
Publicis Groupe SA	9,791	669,143
Remy Cointreau SA	2,524	165,871
Renault SA	9,933	716,693
Rexel SA	17,849	219,731
Safran SA	14,145	1,063,585
Sanofi	59,127	5,628,890
Schneider Electric SE	27,411	1,534,989
SCOR SE	9,355	335,941
SES SA	21,227	669,909
Societe BIC SA	1,438	223,450
Societe Generale SA	35,927	1,605,612
Sodexo	5,001	414,954
Suez Environnement Co.	19,703	354,050
Technip SA	5,041	238,558
Thales SA	4,833	336,981
Total SA	107,626	4,841,324
Unibail-Rodamco SE	4,674	1,211,424
Valeo SA	4,428	601,220
Veolia Environnement SA	23,837	543,630
Vinci SA	26,382	1,677,595
Vivendi SA	56,472	1,337,917
Wendel SA	1,358	159,222
Zodiac Aerospace	9,179	210,752

		60,478,672
Germany — 6.4%
Adidas AG	10,707	863,276
Allianz SE, Registered Shares	23,128	3,633,243
Axel Springer AG	2,564	143,382
BASF SE	47,566	3,638,007
Bayer AG, Registered Shares	42,013	5,390,197
Bayerische Motoren Werke AG	17,155	1,496,647
Bayerische Motoren Werke AG, Preference Shares	2,023	139,131
Beiersdorf AG	6,483	574,659
Brenntag AG	8,520	459,686

182	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
Commerzbank AG (c)	59,739	$630,950
Continental AG	5,478	1,170,023
Daimler AG, Registered Shares	48,314	3,517,404
Deutsche Annington Immobilien SE	25,145	809,317
Deutsche Bank AG, Registered Shares	69,330	1,871,021
Deutsche Boerse AG	9,803	845,450
Deutsche Lufthansa AG, Registered Shares (c)	12,602	175,430
Deutsche Post AG, Registered Shares	47,843	1,325,394
Deutsche Telekom AG, Registered Shares	161,500	2,874,944
Deutsche Wohnen AG, Bearer Shares	16,491	441,043
E.ON SE	109,648	940,937
Evonik Industries AG	7,842	262,570
Fraport AG Frankfurt Airport Services Worldwide	2,602	160,889
Fresenius Medical Care AG & Co. KGaA	11,508	899,407
Fresenius SE & Co. KGaA	18,714	1,256,229
Fuchs Petrolub SE, Preference Shares	3,377	149,467
GEA Group AG	10,847	413,600
Hannover Rueck SE	3,514	359,942
HeidelbergCement AG	7,796	535,366
Henkel AG & Co. KGaA	5,377	475,262
Henkel AG & Co. KGaA, Preference Shares	8,849	911,406
Hugo Boss AG	3,305	371,616
Infineon Technologies AG	59,995	674,070
K+S AG, Registered Shares (a)	10,011	335,903
Kabel Deutschland Holding AG (c)	984	128,321
Lanxess AG	5,116	239,546
Linde AG	9,262	1,504,375
MAN SE	2,023	206,081
Merck KGaA	6,678	591,245
Metro AG	7,442	205,904
Muenchener Rueckversicherungs AG, Registered Shares	8,057	1,504,761
Osram Licht AG	4,893	253,498
Porsche Automobil Holding SE, Preference Shares	9,061	385,506
ProSiebenSat.1 Media AG, Registered Shares	12,956	635,952
RWE AG	24,137	274,286
SAP SE	48,938	3,170,383
Siemens AG, Registered Shares	39,225	3,504,240
Symrise AG	6,340	382,005
Telefonica Deutschland Holding AG (a)	33,908	207,346
ThyssenKrupp AG	19,076	335,203
TUI AG	24,966	461,287

Common Stocks	Shares	Value
Germany (continued)
United Internet AG, Registered Shares	6,889	$349,261
Volkswagen AG	2,897	341,333
Volkswagen AG, Preference Shares	7,730	849,122

		53,275,523
Greece — 0.0%
Alpha Bank AE (c)	199,078	23,883
Eurobank Ergasias SA (c)	225,111	5,575
FF Group (c)	440	8,938
Hellenic Telecommunications Organization SA	12,770	112,206
JUMBO SA	1,999	17,605
National Bank of Greece SA (c)	51,085	21,955
OPAP SA	8,833	80,065
Piraeus Bank SA (c)	86,435	7,566
Titan Cement Co. SA	990	22,542

		300,335
Hong Kong — 3.3%
AIA Group Ltd.	616,800	3,207,820
Alibaba Health Information Technology Ltd. (c)	176,000	112,874
Alibaba Pictures Group Ltd. (c)	480,000	107,268
ASM Pacific Technology Ltd.	6,300	41,320
Bank of East Asia Ltd. (a)	59,000	198,365
Beijing Enterprises Holdings Ltd.	38,000	228,921
Beijing Enterprises Water Group Ltd. (c)	232,000	162,284
Belle International Holdings Ltd.	292,000	253,946
BOC Hong Kong Holdings Ltd.	206,500	609,026
Brilliance China Automotive Holdings Ltd.	148,000	175,949
Cathay Pacific Airways Ltd.	32,000	60,262
Cheung Kong Infrastructure Holdings Ltd.	38,000	340,585
Cheung Kong Property Holdings Ltd.	142,008	1,040,396
China Agri-Industries Holdings Ltd. (c)	43,100	14,832
China Everbright International Ltd.	107,000	150,316
China Everbright Ltd.	102,000	234,263
China Gas Holdings Ltd.	74,000	102,070
China Merchants Holdings International Co. Ltd.	60,000	177,154
China Mobile Ltd.	310,500	3,716,609
China Overseas Land & Investment Ltd.	216,000	656,722
China Power International Development, Ltd.	139,000	90,670
China Resources Cement Holdings Ltd.	90,000	41,199
China Resources Enterprise Ltd.	86,000	160,010
China Resources Gas Group Ltd.	48,000	123,885

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	183

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Hong Kong (continued)
China Resources Land Ltd.	163,111	$385,157
China Resources Power Holdings Co., Ltd.	118,000	270,913
China State Construction International Holdings Ltd.	70,000	100,453
China Taiping Insurance Holdings Co. Ltd. (c)	67,872	212,413
CITIC Ltd.	220,000	401,658
CK Hutchison Holdings Ltd.	134,008	1,743,127
CLP Holdings Ltd.	96,500	824,975
COSCO Pacific Ltd.	36,000	39,649
ENN Energy Holdings Ltd.	34,000	163,735
Far East Horizon Ltd.	141,000	109,496
First Pacific Co. Ltd.	140,000	85,534
Franshion Properties China Ltd.	326,000	82,457
Galaxy Entertainment Group Ltd.	152,000	389,315
GCL-Poly Energy Holdings Ltd. (c)	431,000	83,491
Geely Automobile Holdings Ltd.	365,000	174,950
Goldin Properties Holdings, Ltd. (a)(c)	39,647	35,902
GOME Electrical Appliances Holding Ltd.	627,000	95,736
Guangdong Investment Ltd.	164,000	244,806
Haier Electronics Group Co. Ltd.	48,000	80,593
Hanergy Thin Film Power Group, Ltd. (a)(c)	382,000	1
Hang Lung Properties Ltd.	120,000	269,923
Hang Seng Bank Ltd.	39,400	710,715
Henderson Land Development Co. Ltd.	58,850	351,904
HKT Trust & HKT Ltd. (b)	142,900	169,819
Hong Kong & China Gas Co. Ltd.	361,330	677,556
Hong Kong Exchanges & Clearing Ltd.	56,400	1,293,872
Hysan Development Co. Ltd.	25,000	104,097
Kerry Properties Ltd.	16,500	45,302
Kunlun Energy Co. Ltd.	134,000	96,283
Li & Fung Ltd.	250,000	191,508
Link REIT	126,500	696,436
MGM China Holdings Ltd.	27,200	31,686
MTR Corp.	67,500	293,491
New World China Land Ltd.	214,000	127,253
New World Development Co. Ltd.	280,666	273,336
Nine Dragons Paper Holdings Ltd.	178,000	92,841
NWS Holdings Ltd.	52,186	68,790
PCCW Ltd.	84,000	43,239
Power Assets Holdings Ltd.	78,500	742,835
Sands China Ltd.	138,800	421,599
Shanghai Industrial Holdings, Ltd.	15,000	33,278
Shangri-La Asia Ltd.	32,000	27,782
Shimao Property Holdings Ltd.	51,000	77,069
Sino Biopharmaceutical Ltd.	132,000	163,464
Sino Land Co. Ltd.	112,800	171,751
SJM Holdings Ltd. (a)	69,000	49,125

Common Stocks	Shares	Value
Hong Kong (continued)
Sun Art Retail Group Ltd. (a)	110,000	$84,604
Sun Hung Kai Properties Ltd.	89,000	1,160,855
Swire Pacific Ltd., Class A	36,500	409,111
Swire Properties Ltd.	42,600	118,074
Techtronic Industries Co.	74,000	275,876
WH Group Ltd. (c)(d)	335,500	166,964
Wharf Holdings Ltd.	73,000	411,895
Wheelock & Co. Ltd.	32,000	138,974
Wynn Macau Ltd. (a)(c)	121,200	138,666
Yue Yuen Industrial Holdings Ltd.	19,000	70,689
Yuexiu Property Co. Ltd.	284,400	46,849

		27,778,618
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	997	43,448
OTP Bank PLC	11,103	214,328
Richter Gedeon Nyrt	3,173	50,446

		308,222
India — 1.8%
ACC Ltd.	1,747	35,939
Adani Ports & Special Economic Zone Ltd.	43,145	197,097
Aditya Birla Nuvo Ltd.	1,463	47,900
Ambuja Cements Ltd.	26,422	83,015
Apollo Hospitals Enterprise Ltd.	8,931	196,389
Asian Paints Ltd.	11,155	143,258
Aurobindo Pharma Ltd.	13,516	158,857
Bajaj Auto Ltd.	3,253	114,889
Bharat Forge, Ltd.	5,977	82,960
Bharat Heavy Electricals Ltd.	22,772	71,597
Bharat Petroleum Corp. Ltd.	6,728	87,294
Bharti Airtel Ltd.	67,324	347,421
Bharti Infratel, Ltd.	20,489	111,019
Bosch Ltd.	292	86,428
Cairn India Ltd.	17,443	40,978
Cipla Ltd.	13,384	129,932
Coal India Ltd.	42,303	211,566
Container Corp. of India	2,401	54,355
Dabur India Ltd.	20,426	85,971
Divi’s Laboratories Ltd.	3,088	52,513
DLF Ltd.	16,579	34,858
Dr. Reddy’s Laboratories Ltd.	1,820	115,741
Dr. Reddy’s Laboratories Ltd. — ADR	4,517	288,681
Eicher Motors, Ltd.	723	196,483
GAIL India Ltd.	12,294	56,727
GlaxoSmithKline Consumer Healthcare Ltd.	391	36,039
Glenmark Pharmaceuticals Ltd.	5,797	92,811
Godrej Consumer Products Ltd.	4,619	86,026
HCL Technologies Ltd.	29,571	443,479
Hero MotoCorp Ltd.	1,935	70,788
Hindalco Industries Ltd.	43,227	46,806
Hindustan Unilever Ltd.	40,183	499,016

184	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
India (continued)
Housing Development Finance Corp.	76,688	$1,420,838
ICICI Bank Ltd. — ADR	20,733	173,743
ICICI Bank, Ltd.	30,654	126,689
Idea Cellular Ltd.	41,835	95,648
Indiabulls Housing Finance, Ltd.	8,948	108,558
Infosys Ltd.	13,647	242,100
Infosys Ltd. — ADR	75,312	1,437,706
ITC Ltd.	114,631	574,790
JSW Steel Ltd.	3,280	44,544
Larsen & Toubro Ltd.	4,639	103,988
Larsen & Toubro Ltd. — GDR	12,158	271,215
LIC Housing Finance Ltd.	17,978	129,050
Lupin Ltd.	11,830	367,278
Mahindra & Mahindra Financial Services Ltd.	10,804	39,475
Mahindra & Mahindra Ltd.	3,478	67,179
Mahindra & Mahindra Ltd. — GDR	13,518	260,662
Marico, Ltd.	11,032	67,968
Motherson Sumi Systems Ltd.	12,306	43,286
Nestle India Ltd.	897	87,017
NTPC Ltd.	63,930	120,607
Oil & Natural Gas Corp. Ltd.	58,267	204,073
Oil India Ltd.	4,661	30,125
Piramal Enterprises Ltd.	8,297	109,963
Power Finance Corp. Ltd.	10,235	35,988
Reliance Communications Ltd. (c)	32,595	33,796
Reliance Industries Ltd.	11,768	154,860
Reliance Industries Ltd. — GDR (d)	27,499	714,974
Rural Electrification Corp., Ltd.	11,484	48,108
Shree Cement Ltd.	231	41,316
Shriram Transport Finance Co. Ltd.	5,718	80,801
Siemens Ltd.	2,761	55,929
State Bank of India	34,826	126,335
State Bank of India — GDR	5,712	208,006
Sun Pharmaceutical Industries Ltd.	47,910	633,969
Tata Consultancy Services Ltd.	23,603	933,010
Tata Motors Ltd. (c)	29,859	135,827
Tata Motors Ltd. — ADR (c)	6,008	135,180
Tata Power Co. Ltd.	42,988	42,634
Tata Steel Ltd.	11,672	37,897
Tech Mahindra Ltd.	11,300	96,126
UltraTech Cement Ltd.	1,383	56,383
United Breweries Ltd.	2,563	34,513
United Spirits Ltd. (c)	3,702	174,690
UPL Ltd.	13,245	92,822
Vedanta, Ltd., ADR	11,497	59,554
Wipro Ltd.	9,623	87,930
Wipro Ltd. — ADR	18,332	225,300
Zee Entertainment Enterprises Ltd.	20,478	123,000

		14,802,283
Indonesia — 0.5%
Adaro Energy Tbk PT	230,400	8,449

Common Stocks	Shares	Value
Indonesia (continued)
Astra Agro Lestari Tbk PT	11,500	$14,267
Astra International Tbk PT	1,198,900	429,431
Bank Central Asia Tbk PT	705,900	592,657
Bank Danamon Indonesia Tbk PT	186,600	36,931
Bank Mandiri Persero Tbk PT	711,400	385,898
Bank Negara Indonesia Persero Tbk PT	405,600	114,904
Bank Rakyat Indonesia Persero Tbk PT	660,000	390,783
Bumi Serpong Damai Tbk PT	111,800	10,764
Charoen Pokphand Indonesia Tbk PT	271,300	37,149
Global Mediacom Tbk PT	137,600	8,854
Gudang Garam Tbk PT	9,800	28,133
Indocement Tunggal Prakarsa Tbk PT	88,600	99,764
Indofood CBP Sukses Makmur Tbk PT	18,900	16,028
Indofood Sukses Makmur Tbk PT	331,300	124,683
Jasa Marga Persero Tbk PT	71,000	23,458
Kalbe Farma Tbk PT	858,400	80,770
Lippo Karawaci Tbk PT	819,500	63,303
Matahari Department Store Tbk PT	98,800	109,126
Media Nusantara Citra Tbk PT	60,162	6,756
Perusahaan Gas Negara Persero Tbk PT	426,200	73,750
Semen Indonesia Persero Tbk PT	106,000	65,557
Summarecon Agung Tbk PT	1,981,500	152,180
Surya Citra Media Tbk PT	84,000	15,795
Tambang Batubara Bukit Asam Persero Tbk PT	29,500	11,361
Telekomunikasi Indonesia Persero Tbk PT	2,805,700	506,713
Tower Bersama Infrastructure Tbk PT (c)	38,000	16,993
Unilever Indonesia Tbk PT	62,700	162,872
United Tractors Tbk PT	67,700	81,044
XL Axiata Tbk PT (c)	82,000	14,669

		3,683,042
Ireland — 0.7%
Bank of Ireland (c)	1,442,740	564,099
CRH PLC	39,330	1,038,237
Experian PLC	51,781	831,253
James Hardie Industries SE	24,629	297,298
Kerry Group PLC, Class A	8,083	608,088
Shire PLC	32,015	2,188,608

		5,527,583
Israel — 0.5%
Azrieli Group	1,500	59,966
Bank Hapoalim BM	66,126	332,754
Bank Leumi Le-Israel BM (c)	71,682	267,565

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	185

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Israel (continued)
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	$203,877
Delek Group Ltd.	69	15,083
Israel Chemicals Ltd.	18,197	93,640
Israel Corp. Ltd.	40	9,592
Mizrahi Tefahot Bank Ltd.	8,332	98,522
NICE Systems Ltd.	2,571	143,999
Teva Pharmaceutical Industries Ltd.	44,550	2,517,704

		3,742,702
Italy — 1.7%
Assicurazioni Generali SpA	55,938	1,023,453
Atlantia SpA	21,663	605,972
Banca Monte dei Paschi di Siena SpA (c)	108,878	194,007
Banco Popolare SC (c)	14,013	207,328
Enel Green Power SpA	101,500	191,922
Enel SpA	343,622	1,533,238
Eni SpA	126,625	1,991,853
Exor SpA	6,195	270,070
Finmeccanica SpA (c)	15,326	191,924
Intesa Sanpaolo SpA	716,693	2,521,320
Luxottica Group SpA	9,215	638,641
Mediobanca SpA	34,909	343,460
Pirelli & C SpA	14,326	239,731
Prysmian SpA	10,105	208,863
Saipem SpA (a)(c)	17,006	136,363
Snam SpA	108,925	559,426
Telecom Italia SpA (c)	577,797	712,033
Telecom Italia SpA, Non-Convertible Savings Shares	219,492	225,112
Tenaris SA	27,208	327,104
Terna — Rete Elettrica Nazionale SpA	77,000	374,237
UniCredit SpA	237,637	1,481,475
Unione di Banche Italiane SCpA	40,601	288,084
UnipolSai SpA (a)	92,405	200,936

		14,466,552
Japan — 16.3%
ABC-Mart, Inc.	300	16,771
Acom Co. Ltd. (c)	16,100	82,382
Aeon Co. Ltd. (a)	34,200	530,575
AEON Financial Service Co. Ltd.	4,000	79,144
Aeon Mall Co. Ltd.	5,190	79,725
Air Water, Inc.	4,000	60,084
Aisin Seiki Co. Ltd.	10,800	362,361
Ajinomoto Co., Inc.	29,000	611,552
Alfresa Holdings Corp.	8,900	151,989
Alps Electric Co. Ltd.	9,900	279,576
Amada Co. Ltd.	12,700	96,832
ANA Holdings, Inc.	80,000	224,114
Aozora Bank Ltd.	70,000	242,782

Common Stocks	Shares	Value
Japan (continued)
Asahi Glass Co. Ltd. (a)	49,000	$286,322
Asahi Group Holdings Ltd. (a)	20,300	658,598
Asahi Kasei Corp.	68,000	479,498
Asics Corp.	6,100	145,389
Astellas Pharma, Inc.	105,900	1,370,778
Bank of Kyoto Ltd.	15,000	152,561
Bank of Yokohama Ltd.	56,000	340,370
Benesse Holdings, Inc.	1,100	29,410
Bridgestone Corp.	32,600	1,128,161
Brother Industries Ltd.	7,500	90,405
Calbee, Inc.	3,500	113,260
Canon, Inc.	58,800	1,700,936
Casio Computer Co. Ltd. (a)	8,100	147,435
Central Japan Railway Co.	7,200	1,160,839
Chiba Bank Ltd.	41,000	291,144
Chubu Electric Power Co., Inc.	33,600	495,406
Chugai Pharmaceutical Co. Ltd.	11,800	362,416
Chugoku Bank Ltd.	4,000	59,366
Chugoku Electric Power Co., Inc.	14,700	202,612
Citizen Holdings Co. Ltd.	14,200	98,140
COLOPL, Inc. (a)	1,500	24,126
Credit Saison Co. Ltd. (a)	7,700	139,887
Dai Nippon Printing Co. Ltd.	26,000	251,222
Dai-ichi Life Insurance Co. Ltd.	55,200	878,775
Daicel Corp.	12,000	147,310
Daihatsu Motor Co. Ltd.	8,100	93,696
Daiichi Sankyo Co. Ltd. (a)	36,100	626,406
Daikin Industries Ltd.	12,000	673,032
Daito Trust Construction Co. Ltd.	4,000	406,419
Daiwa House Industry Co. Ltd.	29,900	741,247
Daiwa Securities Group, Inc.	96,000	621,168
Denso Corp.	24,600	1,042,028
Dentsu, Inc.	11,900	610,709
Don Quijote Co. Ltd.	6,600	248,660
East Japan Railway Co.	16,200	1,365,103
Eisai Co. Ltd.	13,100	772,920
Electric Power Development Co. Ltd.	7,100	216,687
FamilyMart Co. Ltd.	3,300	150,456
FANUC Corp.	10,100	1,553,771
Fast Retailing Co. Ltd. (a)	2,600	1,057,573
Fuji Electric Co. Ltd.	13,000	47,147
Fuji Heavy Industries Ltd.	29,000	1,043,550
FUJIFILM Holdings Corp.	24,300	908,386
Fujitsu Ltd.	103,000	448,029
Fukuoka Financial Group, Inc.	34,000	161,937
GungHo Online Entertainment, Inc.	8,800	26,140
Gunma Bank Ltd.	15,000	96,006
Hachijuni Bank Ltd.	10,000	70,982
Hakuhodo DY Holdings, Inc.	5,800	54,989
Hamamatsu Photonics KK	6,400	144,840
Hankyu Hanshin Holdings, Inc.	57,000	348,616
Hikari Tsushin, Inc.	1,800	125,986

186	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Hino Motors Ltd.	8,600	$87,641
Hirose Electric Co. Ltd.	1,335	145,333
Hiroshima Bank Ltd.	22,000	127,144
Hisamitsu Pharmaceutical Co., Inc.	1,100	36,781
Hitachi Chemical Co. Ltd.	1,600	22,076
Hitachi Construction Machinery Co. Ltd.	4,600	61,652
Hitachi High-Technologies Corp.	1,600	34,645
Hitachi Ltd.	241,000	1,216,093
Hitachi Metals Ltd.	8,000	92,903
Hokuhoku Financial Group, Inc.	45,000	103,036
Hokuriku Electric Power Co.	7,100	95,495
Honda Motor Co. Ltd.	87,500	2,611,586
Hoya Corp.	21,700	710,716
Hulic Co. Ltd.	9,000	81,417
Ibiden Co. Ltd.	2,300	30,110
Idemitsu Kosan Co. Ltd.	2,400	36,764
IHI Corp.	58,000	149,039
Iida Group Holdings Co. Ltd.	6,800	106,382
Inpex Corp.	53,500	478,329
Isetan Mitsukoshi Holdings Ltd.	20,100	301,586
Isuzu Motors Ltd.	31,000	311,303
ITOCHU Corp.	80,100	846,755
Itochu Techno-Solutions Corp.	6,000	127,963
Iyo Bank Ltd.	8,700	100,013
J. Front Retailing Co. Ltd.	9,700	157,126
Japan Airlines Co. Ltd.	7,400	261,848
Japan Airport Terminal Co. Ltd. (a)	1,500	64,831
Japan Exchange Group, Inc. (a)	29,800	435,623
Japan Prime Realty Investment Corp.	41	133,277
Japan Real Estate Investment Corp.	56	257,952
Japan Retail Fund Investment Corp. (a)	141	272,815
Japan Tobacco, Inc.	54,600	1,693,701
JFE Holdings, Inc.	22,200	291,574
JGC Corp.	15,000	199,007
Joyo Bank Ltd.	29,000	152,777
JSR Corp.	12,500	180,186
JTEKT Corp.	12,600	176,412
JX Holdings, Inc.	125,300	452,448
Kajima Corp.	47,000	249,423
Kakaku.com, Inc. (a)	7,400	120,179
Kamigumi Co. Ltd.	18,000	147,494
Kaneka Corp.	19,000	139,919
Kansai Electric Power Co., Inc. (c)	38,500	428,013
Kansai Paint Co. Ltd.	8,000	108,803
Kao Corp.	25,800	1,169,536
Kawasaki Heavy Industries Ltd.	84,000	289,996
KDDI Corp.	87,000	1,947,330
Keihan Electric Railway Co. Ltd. (a)	15,000	100,047
Keikyu Corp.	22,000	175,116

Common Stocks	Shares	Value
Japan (continued)
Keio Corp.	27,000	$191,956
Keisei Electric Railway Co. Ltd.	16,000	175,520
Keyence Corp.	2,220	991,403
Kikkoman Corp. (a)	8,000	220,345
Kintetsu Corp.	91,000	326,858
Kirin Holdings Co. Ltd.	48,100	630,914
Kobe Steel Ltd.	126,000	136,619
Koito Manufacturing Co. Ltd.	6,000	196,058
Komatsu Ltd. (a)	48,200	707,500
Konami Corp.	5,700	123,190
Konica Minolta, Inc.	23,700	249,674
Kose Corp.	1,700	155,158
Kubota Corp.	56,000	770,695
Kuraray Co. Ltd.	19,300	240,537
Kurita Water Industries Ltd.	7,400	157,111
Kyocera Corp. (a)	16,700	764,859
Kyowa Hakko Kirin Co. Ltd.	12,000	178,892
Kyushu Electric Power Co., Inc. (c)	25,500	278,216
Lawson, Inc.	3,800	280,374
LIXIL Group Corp.	13,600	276,790
M3, Inc.	9,700	192,766
Mabuchi Motor Co. Ltd.	2,300	99,865
Makita Corp.	5,800	308,518
Marubeni Corp.	87,100	426,736
Marui Group Co. Ltd.	9,500	114,591
Maruichi Steel Tube Ltd.	6,400	144,872
Mazda Motor Corp.	29,500	466,138
McDonald’s Holdings Co. Japan Ltd. (a)	1,500	33,668
Medipal Holdings Corp.	3,000	47,601
Meiji Holdings Co. Ltd.	6,200	454,649
Minebea Co. Ltd. (a)	19,000	201,692
Miraca Holdings, Inc.	2,400	101,780
Mitsubishi Chemical Holdings Corp.	70,100	366,033
Mitsubishi Corp.	68,400	1,121,182
Mitsubishi Electric Corp.	98,000	897,732
Mitsubishi Estate Co. Ltd.	70,000	1,429,925
Mitsubishi Gas Chemical Co., Inc. (a)	31,000	143,099
Mitsubishi Heavy Industries Ltd.	157,000	702,142
Mitsubishi Logistics Corp.	2,000	23,192
Mitsubishi Materials Corp.	62,000	188,382
Mitsubishi Motors Corp.	35,200	269,220
Mitsubishi Tanabe Pharma Corp.	11,400	201,183
Mitsubishi UFJ Financial Group, Inc.	673,500	4,069,447
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,500	50,663
Mitsui & Co. Ltd.	84,200	946,365
Mitsui Chemicals, Inc.	37,000	118,584
Mitsui Fudosan Co. Ltd.	53,000	1,452,803
Mitsui OSK Lines Ltd. (a)	47,000	112,896
Mixi, Inc.	1,800	61,601

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	187

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Mizuho Financial Group, Inc.	1,263,600	$2,363,691
MS&AD Insurance Group Holdings, Inc.	25,800	692,210
Murata Manufacturing Co. Ltd.	10,100	1,304,662
Nabtesco Corp. (c)	3,900	71,253
Nagoya Railroad Co. Ltd.	31,000	121,824
Namco Bandai Holdings, Inc.	10,000	232,087
NEC Corp.	108,000	332,511
Nexon Co. Ltd.	5,100	68,185
NGK Insulators Ltd.	15,000	287,031
NGK Spark Plug Co. Ltd. (a)	8,500	195,124
NH Foods Ltd.	8,000	163,255
NHK Spring Co. Ltd.	14,000	135,751
Nidec Corp.	11,100	763,302
Nikon Corp. (a)	19,900	240,658
Nintendo Co. Ltd.	5,200	876,469
Nippon Building Fund, Inc.	75	362,912
Nippon Electric Glass Co. Ltd.	28,000	135,245
Nippon Express Co. Ltd.	31,000	148,129
Nippon Paint Co. Ltd. (a)	6,000	104,939
Nippon Prologis REIT, Inc.	53	96,168
Nippon Steel & Sumitomo Metal	37,648	686,041
Nippon Telegraph & Telephone Corp.	37,500	1,320,885
Nippon Yusen KK	93,000	215,521
Nissan Motor Co. Ltd.	123,500	1,135,533
Nisshin Seifun Group, Inc.	9,000	130,873
Nissin Foods Holdings Co. Ltd.	3,500	161,010
Nitori Holdings Co. Ltd.	4,000	313,217
Nitto Denko Corp.	8,800	527,056
NOK Corp.	3,800	82,216
Nomura Holdings, Inc.	183,100	1,062,779
Nomura Real Estate Holdings, Inc.	5,200	104,541
Nomura Research Institute Ltd.	6,710	257,578
NSK Ltd.	24,800	240,387
NTT Data Corp.	6,800	342,833
NTT DoCoMo, Inc.	72,500	1,222,861
NTT Urban Development Corp.	2,400	22,114
Obayashi Corp.	33,000	281,562
Odakyu Electric Railway Co. Ltd. (a)	34,000	306,185
Oji Holdings Corp.	39,000	167,395
Olympus Corp.	14,300	446,136
Omron Corp.	11,500	346,175
Ono Pharmaceutical Co. Ltd. (a)	4,200	497,975
Oracle Corp. Japan	700	29,560
Oriental Land Co. Ltd. (a)	11,100	619,858
ORIX Corp.	68,400	882,314
Osaka Gas Co. Ltd.	94,000	356,393
Otsuka Corp.	2,900	141,299
Otsuka Holdings Co. Ltd.	21,300	680,142
Panasonic Corp.	112,700	1,140,538
Park24 Co. Ltd.	8,400	157,649
Rakuten, Inc.	48,300	617,392
Recruit Holdings Co. Ltd.	8,500	254,867

Common Stocks	Shares	Value
Japan (continued)
Resona Holdings, Inc.	113,000	$575,763
Ricoh Co. Ltd.	39,000	393,624
Rinnai Corp.	2,100	160,221
Rohm Co. Ltd.	5,400	240,139
Ryohin Keikaku Co. Ltd.	1,000	203,609
Sankyo Co. Ltd.	3,300	117,401
Sanrio Co. Ltd.	4,800	131,121
Santen Pharmaceutical Co. Ltd.	20,200	271,197
SBI Holdings, Inc.	8,850	99,995
Secom Co. Ltd.	10,900	655,532
Sega Sammy Holdings, Inc.	6,900	67,335
Seibu Holdings, Inc. (a)	6,200	125,644
Seiko Epson Corp.	14,900	210,776
Sekisui Chemical Co. Ltd.	19,000	199,985
Sekisui House Ltd.	33,100	518,476
Seven & I Holdings Co. Ltd.	41,500	1,893,775
Seven Bank Ltd.	27,800	120,320
Sharp Corp. (a)(c)	86,000	98,633
Shikoku Electric Power Co., Inc.	8,000	130,466
Shimadzu Corp.	11,000	158,810
Shimamura Co. Ltd.	900	96,943
Shimano, Inc.	4,100	576,032
Shimizu Corp.	29,000	248,999
Shin-Etsu Chemical Co. Ltd.	19,800	1,015,424
Shinsei Bank Ltd.	100,000	205,565
Shionogi & Co. Ltd.	16,800	602,198
Shiseido Co. Ltd. (a)	19,900	433,953
Shizuoka Bank Ltd.	30,000	301,075
Showa Shell Sekiyu KK	13,900	109,571
SMC Corp.	2,900	634,979
Softbank Corp.	50,900	2,353,605
Sompo Japan Nipponkoa Holdings, Inc.	18,100	525,711
Sony Corp.	62,700	1,536,909
Sony Financial Holdings, Inc.	6,900	113,249
Stanley Electric Co. Ltd.	5,100	101,753
Sumitomo Chemical Co. Ltd.	79,000	399,481
Sumitomo Corp.	64,200	620,840
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,900	38,989
Sumitomo Electric Industries Ltd.	39,500	505,330
Sumitomo Heavy Industries Ltd.	20,000	79,252
Sumitomo Metal Mining Co. Ltd.	29,000	329,433
Sumitomo Mitsui Financial Group, Inc.	68,400	2,593,747
Sumitomo Mitsui Trust Holdings, Inc.	177,000	648,713
Sumitomo Realty & Development Co. Ltd.	19,000	604,721
Sumitomo Rubber Industries Ltd.	10,500	145,752
Suntory Beverage & Food Ltd.	8,500	326,562
Suruga Bank Ltd.	8,300	154,442
Suzuken Co. Ltd.	1,870	62,359
Suzuki Motor Corp.	18,900	581,174

188	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Sysmex Corp.	7,800	$411,931
T&D Holdings, Inc.	31,400	370,892
Taiheiyo Cement Corp.	49,000	146,822
Taisei Corp.	51,000	332,473
Taisho Pharmaceutical Holdings Co. Ltd.	800	45,991
Taiyo Nippon Sanso Corp.	4,000	38,001
Takashimaya Co. Ltd.	13,000	105,038
Takeda Pharmaceutical Co. Ltd.	39,500	1,732,953
TDK Corp.	6,800	384,593
Teijin Ltd.	59,000	179,212
Terumo Corp.	16,500	466,994
THK Co. Ltd.	4,000	63,714
Tobu Railway Co. Ltd.	57,000	244,854
Toho Co. Ltd.	5,000	113,968
Toho Gas Co. Ltd.	18,000	106,142
Tohoku Electric Power Co., Inc.	22,400	303,554
Tokio Marine Holdings, Inc.	33,800	1,262,767
Tokyo Electric Power Co., Inc. (c)	70,100	468,242
Tokyo Electron Ltd.	8,000	377,722
Tokyo Gas Co. Ltd.	124,000	599,827
Tokyo Tatemono Co. Ltd.	8,000	95,385
Tokyu Corp.	53,000	388,947
Tokyu Fudosan Holdings Corp.	30,800	204,929
TonenGeneral Sekiyu KK	16,000	155,055
Toppan Printing Co. Ltd.	23,000	185,276
Toray Industries, Inc.	80,000	691,620
Toshiba Corp. (c)	208,000	524,006
Toto Ltd. (a)	8,500	264,891
Toyo Seikan Kaisha Ltd. (a)	8,500	135,298
Toyo Suisan Kaisha Ltd.	5,400	204,725
Toyoda Gosei Co. Ltd.	4,300	84,516
Toyota Industries Corp.	10,000	475,688
Toyota Motor Corp.	142,100	8,319,659
Toyota Tsusho Corp.	10,200	214,998
Trend Micro, Inc.	4,200	148,362
Unicharm Corp.	21,500	380,805
United Urban Investment Corp.	212	283,124
USS Co. Ltd.	12,100	201,248
West Japan Railway Co.	8,200	513,943
Yahoo! Japan Corp. (a)	75,400	287,047
Yakult Honsha Co. Ltd.	5,200	259,024
Yamada Denki Co. Ltd.	39,300	158,439
Yamaguchi Financial Group, Inc. (a)	4,000	49,032
Yamaha Corp.	9,600	212,622
Yamaha Motor Co. Ltd.	14,700	295,738
Yamato Holdings Co. Ltd.	17,700	338,888
Yamazaki Baking Co. Ltd.	7,000	107,861
Yaskawa Electric Corp.	8,100	82,660
Yokogawa Electric Corp.	8,400	87,923

Common Stocks	Shares	Value
Japan (continued)
Yokohama Rubber Co. Ltd.	5,000	$88,186

		135,510,384
Luxembourg — 0.0%
RTL Group SA (c)	2,943	253,707
Malaysia — 0.6%
AirAsia Bhd (a)	60,100	17,529
Alliance Financial Group Bhd	90,800	69,284
AMMB Holdings Bhd	68,900	71,606
Astro Malaysia Holdings Bhd	29,600	18,977
Axiata Group Bhd (a)	165,600	218,741
Berjaya Sports Toto Bhd	117,638	82,444
British American Tobacco Malaysia Bhd	3,100	42,566
Bumi Armada Bhd (c)	45,600	9,626
CIMB Group Holdings Bhd	239,100	242,844
Dialog Group BHD	142,134	51,898
DiGi.Com Bhd (a)	169,300	213,748
Felda Global Ventures Holdings Bhd (a)	89,900	30,708
Gamuda Bhd	39,600	39,544
Genting Bhd	78,100	129,321
Genting Malaysia Bhd	106,100	100,257
Genting Plantations Bhd	10,000	22,500
Hong Leong Bank Bhd	14,040	42,009
Hong Leong Financial Group Bhd	7,000	22,336
IHH Healthcare Bhd	176,500	239,584
IJM Corp. Bhd	126,600	92,735
IOI Corp. Bhd	102,200	94,588
IOI Properties Group Sdn Bhd	23,273	10,503
Kuala Lumpur Kepong Bhd	17,500	86,390
Lafarge Malayan Cement Bhd	17,500	35,830
Malayan Banking Bhd (a)	324,600	633,248
Malaysia Airports Holdings Bhd	11,300	13,522
Maxis Bhd (a)	66,600	99,353
MISC Bhd	27,400	54,985
Petronas Chemicals Group Bhd	126,000	176,203
Petronas Dagangan Bhd	6,100	30,348
Petronas Gas Bhd	52,700	264,114
PPB Group Bhd	12,600	44,255
Public Bank BHD	156,720	624,910
RHB Capital Bhd	12,900	17,483
Sapurakencana Petroleum Bhd (a)	220,700	94,732
Sime Darby Bhd	159,000	281,602
Telekom Malaysia Bhd	55,900	85,014
Tenaga Nasional Bhd	208,700	570,802
UMW Holdings Bhd	10,900	18,638
Westports Holdings Bhd	70,000	67,643
YTL Corp. Bhd	113,160	41,210
YTL Power International Bhd	42,000	15,400

		5,119,030

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	189

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Malta — 0.0%
Brait SE (a)(c)	18,341	$186,343
Mexico — 1.0%
Alfa SAB de CV, Series A	169,400	330,385
America Movil SAB de CV, Series L	1,602,800	1,329,275
Arca Continental SAB de CV	15,972	89,927
Cemex SAB de CV (c)	820,345	572,134
Coca-Cola Femsa SAB de CV, Series L	24,300	168,929
Controladora Comercial Mexicana SAB de CV	6,300	18,295
El Puerto de Liverpool SAB de CV, Series C1	10,900	141,549
Fibra Uno Administracion SA de CV	129,500	267,428
Fomento Economico Mexicano SAB de CV	95,700	856,352
Gentera SAB de CV	37,100	60,725
Gruma SAB de CV	10,000	138,895
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	137,411
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	163,479
Grupo Bimbo SAB de CV, Series A (c)	104,600	264,889
Grupo Carso SAB de CV, Series A1	14,900	66,775
Grupo Comercial Chedraui SA de CV	41,000	106,836
Grupo Financiero Banorte SAB de CV, Series O	142,200	696,494
Grupo Financiero Inbursa SAB de CV, Series O	99,700	206,066
Grupo Financiero Santander Mexico SAB de CV, Series B	92,800	137,458
Grupo Lala SAB de CV	9,900	23,390
Grupo Mexico SAB de CV, Series B	196,823	476,430
Grupo Televisa SAB CPO	132,200	689,743
Industrias Penoles SAB de CV	2,850	38,848
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	177,526
Mexichem SAB de CV	35,730	87,735
OHL Mexico SAB de CV (c)	42,200	54,395
Promotora y Operadora de Infraestructura SAB de CV (c)	9,700	106,726
Wal-Mart de Mexico SAB de CV	281,300	690,732

		8,098,827
Netherlands — 3.0%
Aegon NV	103,800	595,204
Akzo Nobel NV	12,760	829,901
Altice NV Class A (c)	14,627	306,045
Altice NV Class B (c)	3,659	81,628
ASML Holding NV	17,224	1,514,039
CNH Industrial NV (a)	45,146	294,278
Delta Lloyd NV	8,296	69,709

Common Stocks	Shares	Value
Netherlands (continued)
Gemalto NV	4,250	$276,302
Heineken Holding NV	5,586	398,261
Heineken NV	11,301	915,026
ING Groep NV CVA	196,445	2,776,771
Koninklijke Ahold NV	45,490	887,420
Koninklijke Boskalis Westminster NV	4,734	207,219
Koninklijke DSM NV	9,500	438,440
Koninklijke KPN NV	174,560	654,671
Koninklijke Philips Electronics NV	53,051	1,248,122
Koninklijke Vopak NV	2,494	99,718
NN Group NV	10,990	315,492
OCI NV (c)	3,417	87,653
QIAGEN NV (c)	10,835	279,490
Randstad Holding NV	7,147	427,182
RELX NV	54,257	886,395
Royal Dutch Shell PLC, Class A	196,439	4,637,340
Royal Dutch Shell PLC, Class B	124,136	2,935,226
TNT Express NV (c)	29,376	224,168
Unilever NV CVA	81,040	3,248,487
Wolters Kluwer NV	16,190	499,289

		25,133,476
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	173,955
Contact Energy Ltd.	39,025	123,844
Fletcher Building Ltd.	30,613	133,473
Meridian Energy Ltd.	95,908	129,141
Mighty River Power Ltd.	12,773	20,576
Ryman Healthcare Ltd.	13,399	62,761
Spark New Zealand Ltd. (a)	65,332	124,849

		768,599
Norway — 0.4%
DnB NOR ASA	51,793	674,053
Gjensidige Forsikring ASA	15,619	210,303
Norsk Hydro ASA	59,486	198,360
Orkla ASA	51,519	380,998
Seadrill Ltd. (a)(c)	18,960	110,731
Statoil ASA	57,162	833,369
Subsea 7 SA (a)(c)	12,237	92,113
Telenor ASA	36,700	685,797
Yara International ASA	9,441	376,626

		3,562,350
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	4,924	29,347
Credicorp Ltd.	4,727	502,764
Southern Copper Corp.	10,147	271,128

		803,239
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	86,410	106,857

190	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Philippines (continued)
Aboitiz Power Corp.	29,200	$26,988
Alliance Global Group, Inc.	35,800	11,762
Ayala Corp.	13,480	221,350
Ayala Land, Inc.	389,400	284,092
Bank of the Philippine Islands	45,031	77,447
BDO Unibank, Inc.	59,814	132,654
DMCI Holdings, Inc.	170,000	46,492
Energy Development Corp.	642,400	75,718
Globe Telecom, Inc.	845	42,529
GT Capital Holdings, Inc.	2,625	71,206
International Container Terminal Services, Inc.	9,550	15,319
JG Summit Holdings, Inc.	156,443	237,907
Jollibee Foods Corp.	12,070	49,879
Megaworld Corp.	600,000	56,164
Metro Pacific Investments Corp.	1,468,000	156,497
Metropolitan Bank & Trust Co.	12,817	22,391
Philippine Long Distance Telephone Co.	6,185	290,031
SM Investments Corp.	6,035	115,039
SM Prime Holdings, Inc.	486,150	215,369
Universal Robina Corp.	34,300	141,024

		2,396,715
Poland — 0.3%
Alior Bank SA (c)	761	15,882
Bank Handlowy w Warszawie SA	502	10,697
Bank Millennium SA (c)	13,346	20,666
Bank Pekao SA	6,396	259,965
Bank Zachodni WBK SA (c)	1,160	89,724
CCC SA	981	42,375
Cyfrowy Polsat SA (c)	8,953	55,089
Enea SA	3,084	10,969
Energa SA	5,000	22,191
Eurocash SA	9,624	113,343
Grupa Azoty SA (c)	1,551	36,121
Grupa Lotos SA (c)	1,964	14,445
KGHM Polska Miedz SA	4,863	105,048
LPP SA	55	113,379
Mbank (c)	573	52,377
Orange Polska SA	32,359	61,862
PGE SA	64,372	228,720
Polski Koncern Naftowy Orlen SA	15,864	276,981
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	161,239
Powszechna Kasa Oszczednosci Bank Polski SA (c)	50,667	392,875
Powszechny Zaklad Ubezpieczen SA	3,388	347,859
Synthos SA	54,162	53,927
Tauron Polska Energia SA	20,989	18,129

		2,503,863

Common Stocks	Shares	Value
Portugal — 0.1%
Banco Comercial Portugues SA (a)(c)	1,716,504	$83,885
EDP — Energias de Portugal SA	94,763	347,167
Galp Energia SGPS SA	18,382	181,390
Jeronimo Martins SGPS SA	11,973	161,591

		774,033
Qatar — 0.2%
Barwa Real Estate Co.	2,548	29,973
Commercial Bank of Qatar QSC	2,974	46,132
Doha Bank QSC	6,076	83,857
Ezdan Holding Group QSC	43,351	223,184
Gulf International Services OSC	901	16,134
Industries Qatar QSC	10,894	368,797
Masraf Al Rayan	13,978	165,366
Ooredoo QSC	2,666	56,453
Qatar Electricity & Water Co.	1,002	57,612
Qatar Insurance Co. SAQ	3,794	96,987
Qatar Islamic Bank SAQ	1,671	52,537
Qatar National Bank	9,990	514,906
Vodafone Qatar	7,760	28,999

		1,740,937
Russia — 0.8%
AK Transneft OAO, Preference Shares	32	72,333
Alrosa AO	57,800	50,814
Federal Hydrogenerating Co. JSC	6,552,000	60,933
Gazprom OAO	357,230	729,938
Gazprom OAO — ADR	160,445	647,293
Lukoil OAO	17,457	595,521
Lukoil OAO — ADR	12,969	441,728
Magnit OJSC — GDR	11,460	548,200
MegaFon OAO — GDR	2,296	27,896
MMC Norilsk Nickel	3,113	449,710
Mobile Telesystems — ADR	27,500	198,550
Moscow Exchange MICEX-RTS OAO	63,850	78,283
NovaTek OAO — GDR	4,662	432,515
Rosneft Oil Co.	21,260	78,393
Rosneft Oil Co. OJSC	20,000	74,021
Rostelecom OJSC	42,250	54,878
Sberbank of Russia	205,970	237,923
Sberbank of Russia — ADR	70,000	346,623
Severstal OAO	10,830	114,670
Sistema JSFC — GDR	2,940	20,316
Surgutneftegas OAO	301,050	153,394
Surgutneftegas OAO — ADR	24,155	123,603
Surgutneftegas OAO, Preference Shares	395,000	236,399
Tatneft OAO	79,770	374,681
Uralkali OJSC (c)	22,930	67,742
Uralkali PJSC — GDR (c)	8,086	120,128
VTB Bank OJSC	86,510,000	89,546

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	191

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Russia (continued)
VTB Bank OJSC — GDR	50,000	$101,276

		6,527,307
Singapore — 0.9%
Ascendas Real Estate Investment Trust	178,200	293,575
CapitaCommercial Trust	80,000	75,532
CapitaLand Ltd.	147,400	278,323
CapitaMall Trust	210,100	280,939
City Developments Ltd.	14,000	75,858
ComfortDelGro Corp. Ltd.	86,000	173,736
DBS Group Holdings Ltd.	88,484	1,009,986
Genting Singapore PLC	233,000	119,014
Global Logistic Properties Ltd.	260,600	374,666
Golden Agri-Resources Ltd. (a)	270,000	62,758
Hutchison Port Holdings Trust	309,000	170,134
Jardine Cycle & Carriage Ltd. (a)	4,444	84,437
Keppel Corp. Ltd. (a)	76,700	366,815
Noble Group Ltd. (a)	131,000	38,331
Oversea-Chinese Banking Corp. Ltd.	166,949	1,033,795
SembCorp Industries Ltd.	40,000	97,623
SembCorp Marine Ltd. (a)	21,000	33,904
Singapore Airlines Ltd.	28,600	215,296
Singapore Exchange Ltd.	29,000	143,461
Singapore Press Holdings Ltd.	48,376	130,573
Singapore Technologies Engineering Ltd.	57,000	119,585
Singapore Telecommunications Ltd.	438,000	1,108,627
StarHub Ltd.	41,600	101,292
Suntec Real Estate Investment Trust	86,000	90,840
United Overseas Bank Ltd.	65,100	850,018
UOL Group Ltd.	22,000	93,146
Wilmar International Ltd. (a)	108,500	196,322
Yangzijiang Shipbuilding Holdings Ltd.	76,800	61,409

		7,679,995
South Africa — 1.6%
African Bank Investments Ltd. (c)	20,398	15
African Rainbow Minerals Ltd.	17,087	64,128
Anglo American Platinum Ltd. (c)	832	13,784
AngloGold Ashanti Ltd. (c)	19,921	160,792
Aspen Pharmacare Holdings Ltd. (c)	22,072	469,638
Barclays Africa Group Ltd.	20,871	256,625
Barloworld Ltd.	5,200	28,377
Bidvest Group Ltd.	15,736	371,377
Capitec Bank Holdings, Ltd.	1,291	46,724
Coronation Fund Managers Ltd.	27,149	128,126
Discovery Holdings Ltd.	20,716	206,105
Exxaro Resources Ltd.	34,427	130,931

Common Stocks	Shares	Value
South Africa (continued)
FirstRand Ltd.	194,558	$691,362
Foschini Group Ltd.	6,363	64,618
Gold Fields Ltd.	86,627	228,031
Growthpoint Properties Ltd.	126,575	234,518
Hyprop Investments, Ltd.	7,562	65,866
Impala Platinum Holdings Ltd. (c)	29,321	81,433
Imperial Holdings Ltd.	3,661	44,888
Investec Ltd.	7,549	57,777
Kumba Iron Ore Ltd.	1,303	7,410
Liberty Holdings Ltd.	1,922	17,560
Life Healthcare Group Holdings Ltd.	20,533	52,820
Massmart Holdings Ltd.	14,916	116,710
Mediclinic International Ltd.	28,346	226,271
MMI Holdings Ltd. (a)	20,454	35,194
Mondi, Ltd.	3,303	69,255
Mr. Price Group Ltd.	10,819	151,028
MTN Group Ltd.	88,476	1,137,739
Nampak Ltd.	15,329	28,504
Naspers Ltd., Class N	20,214	2,533,362
Nedbank Group Ltd.	13,358	212,133
Netcare Ltd.	21,846	57,361
Pick n Pay Stores Ltd.	28,036	134,475
Pioneer Foods Group, Ltd.	6,964	98,518
PSG Group Ltd.	2,684	43,107
Redefine Properties Ltd.	238,334	201,456
Remgro Ltd.	24,867	453,543
Resilient Property Income Fund, Ltd.	17,014	142,573
RMB Holdings Ltd. (a)	17,898	85,329
RMI Holdings	15,066	45,116
Sanlam Ltd.	87,998	380,545
Sappi Ltd. (c)	10,017	30,762
Sasol Ltd. (a)	29,622	829,793
Shoprite Holdings Ltd.	26,136	296,823
Spar Group Ltd.	4,305	57,594
Standard Bank Group Ltd.	67,456	658,653
Steinhoff International Holdings Ltd.	116,440	714,993
Telkom SA SOC, Ltd.	11,210	53,896
Tiger Brands Ltd.	7,701	169,561
Truworths International Ltd. (a)	20,055	123,238
Tsogo Sun Holdings, Ltd.	25,000	43,656
Vodacom Group Ltd.	23,375	232,515
Woolworths Holdings Ltd.	41,426	289,931

		13,076,539
South Korea — 3.1%
Amorepacific Corp.	2,183	647,095
Amorepacific Group	1,096	151,365
BGF Retail Co., Ltd.	612	104,531
BS Financial Group, Inc.	6,269	72,688
Celltrion, Inc. (c)	4,209	242,395
Cheil Industries, Inc. (c)	4,015	499,372

192	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
Cheil Worldwide, Inc. (c)	12,217	$188,762
CJ CheilJedang Corp.	518	166,908
CJ Corp.	848	189,356
CJ Korea Express Co., Ltd. (c)	414	69,876
Coway Co., Ltd.	1,699	120,223
Daelim Industrial Co., Ltd.	1,073	61,102
Daewoo Engineering & Construction Co., Ltd. (c)	19,237	103,876
Daewoo International Corp.	1,160	20,408
Daewoo Securities Co., Ltd.	8,184	82,917
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,365	29,018
Daum Communications Corp.	1,108	118,043
DGB Financial Group, Inc.	5,100	45,353
Dongbu Insurance Co., Ltd.	1,160	60,162
Doosan Corp.	436	40,882
Doosan Heavy Industries & Construction Co., Ltd.	776	13,902
Doosan Infracore Co., Ltd. (c)	3,880	21,637
E-Mart Co., Ltd.	1,071	208,968
GS Engineering & Construction Corp. (c)	6,155	128,327
GS Holdings	1,216	46,914
Halla Visteon Climate Control Corp.	750	24,935
Hana Financial Group, Inc.	14,915	333,237
Hankook Tire Co., Ltd.	4,552	152,388
Hanmi Pharm Co., Ltd. (c)	204	64,242
Hanmi Science Co., Ltd. (c)	696	82,253
Hanssem Co., Ltd.	731	176,992
Hanwha Chemical Corp.	4,037	74,027
Hanwha Corp.	4,520	148,877
Hanwha Life Insurance Co., Ltd.	7,120	49,016
Hotel Shilla Co., Ltd.	1,174	114,429
Hyosung Corp.	1,140	108,896
Hyundai Department Store Co., Ltd.	314	35,583
Hyundai Development Co-Engineering & Construction	2,250	103,901
Hyundai Engineering & Construction Co., Ltd.	3,298	95,649
Hyundai Glovis Co., Ltd.	1,138	215,702
Hyundai Heavy Industries Co., Ltd. (c)	1,622	132,810
Hyundai Marine & Fire Insurance Co., Ltd.	1,200	30,618
Hyundai Merchant Marine Co., Ltd. (c)	13,543	70,644
Hyundai Mobis	3,433	671,724
Hyundai Motor Co.	7,769	1,079,581
Hyundai Motor Co., Preference Shares	852	79,673
Hyundai Motor Co., Second Preference Shares	1,756	169,284
Hyundai Steel Co.	5,604	244,270

Common Stocks	Shares	Value
South Korea (continued)
Hyundai Wia Corp.	513	$56,060
Industrial Bank of Korea	11,789	135,776
Kangwon Land, Inc.	7,491	267,739
KB Financial Group, Inc.	19,467	578,651
KCC Corp.	266	92,931
KEPCO Plant Service & Engineering Co., Ltd.	707	72,173
Kia Motors Corp.	13,276	601,817
Korea Aerospace Industries Ltd.	2,530	145,734
Korea Electric Power Corp.	12,939	533,460
Korea Gas Corp.	753	25,289
Korea Investment Holdings Co., Ltd.	1,486	76,857
Korea Zinc Co., Ltd.	398	156,508
Korean Air Lines Co., Ltd. (c)	3,387	89,770
KT Corp. (c)	1,200	31,184
KT&G Corp.	5,534	520,578
Kumho Petrochemical Co., Ltd.	423	19,034
LG Chem Ltd.	2,692	652,536
LG Chem Ltd., Preference Shares	179	28,821
LG Corp.	5,702	293,568
LG Display Co., Ltd.	13,391	255,648
LG Electronics, Inc.	4,891	188,932
LG Household & Health Care Ltd.	443	320,594
LG Innotek Co., Ltd.	954	71,188
LG Uplus Corp.	5,020	51,384
Lotte Chemical Corp.	1,222	280,031
Lotte Confectionery Co., Ltd.	75	139,283
Lotte Shopping Co., Ltd.	752	181,747
LS Industrial Systems Co., Ltd.	1,994	76,629
Mirae Asset Securities Co., Ltd.	2,793	66,099
NAVER Corp.	1,412	612,011
NCSoft Corp.	540	86,337
OCI Co., Ltd.	1,017	71,147
Orion Corp.	138	109,895
Paradise Co., Ltd. (c)	5,601	106,618
POSCO	3,514	496,862
S-1 Corp.	442	34,792
S-Oil Corp.	3,144	167,299
Samsung Card Co., Ltd.	1,210	37,052
Samsung Electro-Mechanics Co., Ltd.	2,177	118,652
Samsung Electronics Co. Ltd.	5,632	5,403,640
Samsung Electronics Co. Ltd., Preference Shares	1,036	804,211
Samsung Fire & Marine Insurance Co., Ltd.	1,790	422,694
Samsung Heavy Industries Co. Ltd.	4,858	50,660
Samsung Life Insurance Co., Ltd.	4,848	405,415
Samsung SDI Co., Ltd.	2,189	201,389
Samsung SDS Co., Ltd.	1,671	407,377
Samsung Securities Co., Ltd.	2,400	92,634
Shinhan Financial Group Co., Ltd.	21,504	752,038
Shinsegae Co., Ltd.	670	134,157

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	193

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
SK C&C Co., Ltd.	1,734	$357,925
SK Hynix, Inc.	29,346	836,963
SK Innovation Co., Ltd. (c)	3,761	313,247
SK Networks Co., Ltd.	14,759	86,029
SK Telecom Co. Ltd.	390	86,516
Woori Bank	13,531	107,536
Woori Investment & Securities Co., Ltd.	5,312	44,909
Yuhan Corp.	122	25,105

		26,075,942
Spain — 2.5%
Abertis Infraestructuras SA (a)	30,600	484,162
ACS Actividades de Construccion y Servicios SA (a)	11,270	324,260
Aena SA (c)(d)	3,841	424,870
Amadeus IT Holding SA, Class A	23,234	995,464
Banco Bilbao Vizcaya Argentaria SA	329,594	2,786,990
Banco de Sabadell SA (a)	280,858	516,935
Banco Popular Espanol SA (a)	90,200	329,504
Banco Santander SA	726,731	3,864,325
Bankia SA	308,381	400,232
Bankinter SA	38,876	286,406
CaixaBank SA (c)	148,385	572,644
Distribuidora Internacional de Alimentacion SA (c)	38,924	235,627
Enagas SA	3,839	110,085
Endesa SA	13,298	280,433
Ferrovial SA	24,791	593,005
Gas Natural SDG SA	17,935	349,950
Grifols SA (a)	7,661	316,751
Iberdrola SA	276,622	1,843,192
Inditex SA	54,636	1,832,025
International Consolidated Airlines Group SA (c)	47,602	426,464
Mapfre SA	66,978	175,137
Red Electrica Corp. SA	2,074	172,216
Repsol SA	67,363	785,665
Telefonica SA	227,664	2,762,015
Zardoya Otis SA (a)	4,481	48,424

		20,916,781
Sweden — 2.2%
Alfa Laval AB	18,245	298,686
Assa Abloy AB	50,271	901,649
Atlas Copco AB, A Shares	38,912	935,795
Atlas Copco AB, B Shares	19,981	446,938
Boliden AB	11,878	185,988
Electrolux AB Class B	12,094	341,738
Getinge AB, Class B	11,241	250,894
Hennes & Mauritz AB, Class B	48,616	1,776,252
Hexagon AB, Class B	14,829	453,049
Husqvarna AB, Class B	17,215	112,902

Common Stocks	Shares	Value
Sweden (continued)
ICA Gruppen AB	3,148	$106,573
Industrivarden AB, Class C	8,883	156,029
Investment AB Kinnevik, Class B	12,764	364,862
Investor AB, Class B	22,400	769,686
Lundin Petroleum AB (c)	9,142	117,986
Millicom International Cellular SA	3,166	197,993
Nordea Bank AB	151,624	1,691,594
Sandvik AB	58,748	500,437
Securitas AB, Class B	18,887	230,989
Skandinaviska Enskilda Banken AB, Class A	77,659	830,580
Skanska AB, Class B	22,371	439,203
SKF AB, Class B	18,910	347,537
Svenska Cellulosa AB, B Shares	30,011	839,771
Svenska Handelsbanken AB, A Shares	76,689	1,100,093
Swedbank AB, Class A	46,483	1,028,220
Swedish Match AB	11,349	343,064
Tele2 AB, Class B	12,243	119,401
Telefonaktiebolaget LM Ericsson, Class B	154,231	1,512,948
TeliaSonera AB	135,866	733,375
Volvo AB, Class B	76,836	736,023

		17,870,255
Switzerland — 7.2%
ABB Ltd., Registered Shares (a)(c)	110,190	1,949,649
Actelion Ltd., Registered Shares (c)	5,351	680,091
Adecco SA, Registered Shares (c)	9,034	661,610
Aryzta AG (a)(c)	3,776	160,040
Baloise Holding AG, Registered Shares	2,811	322,152
Barry Callebaut AG, Registered Shares (c)	143	155,709
Cie Financiere Richemont SA, Registered Shares	26,760	2,082,220
Coca-Cola HBC AG (c)	13,000	275,192
Credit Suisse Group AG, Registered Shares (c)	78,597	1,889,223
Dufry AG (c)	2,230	261,116
EMS-Chemie Holding AG, Registered Shares	450	185,130
Geberit AG, Registered Shares	2,154	658,942
Givaudan SA, Registered Shares (c)	474	771,276
Glencore PLC (c)	617,224	856,746
Holcim Ltd., Registered Shares (c)	22,466	1,177,668
Julius Baer Group Ltd. (c)	12,813	581,864
Kuehne & Nagel International AG, Registered Shares (a)	3,617	465,097
Lindt & Spruengli AG (c)	47	275,567
Lindt & Spruengli AG, Registered Shares (c)	6	425,623

194	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Switzerland (continued)
Lonza Group AG, Registered Shares (c)	2,937	$385,381
Nestle SA, Registered Shares	163,457	12,292,888
Novartis AG, Registered Shares	115,204	10,588,612
Pargesa Holding SA, Bearer Shares	734	43,076
Partners Group Holding AG	939	318,264
Roche Holding AG	35,642	9,461,937
Schindler Holding AG, Participation Certificates	1,841	264,454
Schindler Holding AG, Registered Shares	2,090	306,539
SGS SA, Registered Shares	282	492,765
Sika AG, Bearer Shares (a)	114	351,641
Sonova Holding AG, Registered Shares	2,902	373,685
STMicroelectronics NV	37,953	259,287
Sulzer AG, Registered Shares (a)	1,058	103,669
Swatch Group AG, Bearer Shares (a)	1,687	625,658
Swatch Group AG, Registered Shares	1,971	142,188
Swiss Life Holding AG, Registered Shares (c)	1,676	373,857
Swiss Prime Site AG, Registered Shares (c)	2,212	161,617
Swiss Re AG	17,665	1,515,606
Swisscom AG, Registered Shares (a)	1,447	722,150
Syngenta AG, Registered Shares	4,690	1,502,726
Transocean Ltd. (a)	22,257	287,104
UBS Group AG	193,574	3,578,819
Zurich Insurance Group AG (c)	7,515	1,844,979

		59,831,817
Taiwan — 2.5%
Acer, Inc. (c)	69,504	27,293
Advanced Semiconductor Engineering, Inc.	371,097	404,342
Advantech Co., Ltd.	8,795	60,397
Asia Cement Corp.	57,233	56,140
Asia Pacific Telecom Co., Ltd. (c)	33,000	9,644
Asustek Computer, Inc.	38,220	328,615
AU Optronics Corp.	320,000	94,741
Casetek Holdings, Ltd.	6,000	25,656
Catcher Technology Co., Ltd.	36,000	384,865
Cathay Financial Holding Co. Ltd.	455,935	624,471
Chailease Holding Co., Ltd.	23,795	37,413
Chang Hwa Commercial Bank	131,794	65,083
Cheng Shin Rubber Industry Co. Ltd.	71,436	117,468
Chicony Electronics Co., Ltd.	15,622	36,114
China Airlines Ltd. (c)	103,687	35,548
China Development Financial Holding Corp.	577,765	155,862

Common Stocks	Shares	Value
Taiwan (continued)
China Life Insurance Co., Ltd.	123,900	$94,381
China Motor Corp.	116,000	81,556
China Steel Corp.	540,638	315,944
Chunghwa Telecom Co. Ltd.	212,000	637,069
Compal Electronics, Inc.	192,000	109,063
CTBC Financial Holding Co. Ltd.	691,298	357,353
CTCI Corp.	81,000	97,078
Delta Electronics, Inc.	87,000	410,358
E.Sun Financial Holding Co., Ltd.	359,437	211,862
Eclat Textile Co., Ltd.	7,160	113,691
Epistar Corp.	48,000	37,143
Eva Airways Corp. (c)	67,689	37,975
Evergreen Marine Corp. Taiwan Ltd.	83,830	35,415
Far Eastern New Century Corp.	210,607	188,045
Far EasTone Telecommunications Co. Ltd.	95,000	204,885
Feng TAY Enterprise Co., Ltd.	14,420	89,874
First Financial Holding Co., Ltd.	445,555	203,442
Formosa Chemicals & Fibre Corp.	181,360	369,592
Formosa Petrochemical Corp.	74,000	176,590
Formosa Plastics Corp.	234,040	495,003
Formosa Taffeta Co., Ltd.	31,000	29,333
Foxconn Technology Co., Ltd.	42,582	122,393
Fubon Financial Holding Co., Ltd.	334,952	524,347
Giant Manufacturing Co., Ltd.	10,000	72,916
Hermes Microvision, Inc.	1,000	38,119
Highwealth Construction Corp.	62,400	88,383
Hiwin Technologies Corp.	10,871	58,042
Hon Hai Precision Industry Co. Ltd.	724,546	1,892,839
Hotai Motor Co., Ltd.	8,000	85,361
HTC Corp.	27,050	52,366
Hua Nan Financial Holdings Co., Ltd.	354,923	165,668
Innolux Corp.	658,494	206,230
Inotera Memories, Inc. (c)	93,000	58,464
Inventec Co. Ltd.	218,470	104,096
Kinsus Interconnect Technology Corp.	74,000	142,407
Largan Precision Co., Ltd.	5,000	390,224
Lite-On Technology Corp.	99,321	91,503
MediaTek, Inc.	86,255	641,877
Mega Financial Holding Co., Ltd.	510,110	354,337
Merida Industry Co., Ltd.	8,150	44,011
Nan Ya Plastics Corp.	292,790	496,875
Novatek Microelectronics Corp.	23,000	72,211
Pegatron Corp.	105,000	256,965
Phison Electronics Corp.	15,000	94,770
Pou Chen Corp.	92,000	138,396
Powertech Technology, Inc.	70,100	126,989
President Chain Store Corp.	37,000	230,757
Quanta Computer, Inc.	138,000	240,207
Radiant Opto-Electronics Corp.	7,729	24,002
Realtek Semiconductor Corp.	90,240	153,632

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	195

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
Ruentex Development Co., Ltd.	47,757	$52,157
Ruentex Industries Ltd.	17,521	31,136
Shin Kong Financial Holding Co., Ltd.	292,832	69,646
Siliconware Precision Industries Co.	108,000	134,639
Simplo Technology Co., Ltd.	11,600	37,415
SinoPac Financial Holdings Co., Ltd.	494,136	156,636
Standard Foods Corp.	6,361	13,789
Synnex Technology International Corp.	30,000	30,011
Taishin Financial Holding Co., Ltd.	299,398	106,405
Taiwan Business Bank (c)	242,073	60,164
Taiwan Cement Corp.	105,000	106,746
Taiwan Cooperative Financial Holding Co., Ltd.	389,833	161,351
Taiwan Fertilizer Co., Ltd.	12,000	14,990
Taiwan Glass Industry Corp. (c)	120,720	44,096
Taiwan Mobile Co. Ltd.	98,800	302,486
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,000	5,005,587
Teco Electric and Machinery Co., Ltd.	39,000	30,755
TPK Holding Co., Ltd.	13,887	33,241
Transcend Information, Inc.	29,000	73,322
U-Ming Marine Transport Corp.	3,000	3,197
Uni-President Enterprises Corp.	251,950	437,524
United Microelectronics Corp.	488,000	160,300
Vanguard International Semiconductor Corp.	11,000	12,528
Wan Hai Lines Ltd.	36,000	22,793
Wistron Corp.	121,993	63,788
WPG Holdings Ltd.	28,270	27,311
Yang Ming Marine Transport Corp. (c)	228,000	66,232
Yuanta Financial Holding Co., Ltd.	319,260	118,709
Yulon Motor Co. Ltd.	14,000	12,557
Zhen Ding Technology Holding Ltd.	14,710	42,165

		21,159,367
Thailand — 0.5%
Advanced Info Service PCL — NVDR	52,400	326,817
Airports of Thailand PCL — NVDR	26,500	205,688
Bangkok Bank PCL — NVDR (a)	22,400	98,956
Bangkok Bank PCL, Foreign Registered Shares	30,500	133,972
Bangkok Dusit Medical Services PCL — NVDR	54,300	27,735
Banpu PCL — NVDR (a)	29,500	16,272
BEC World PCL — NVDR	16,900	14,913
BTS Group Holdings PCL	152,700	41,038
Bumrungrad Hospital PCL	22,400	133,533
Central Pattana PCL — NVDR	27,100	33,456

Common Stocks	Shares	Value
Thailand (continued)
Charoen Pokphand Foods PCL — NVDR	323,700	$184,978
CP ALL PCL — NVDR	280,500	370,477
Delta Electronics Thailand PCL	20,000	48,556
Energy Absolute PCL	45,000	26,683
Glow Energy PCL — NVDR	7,600	17,854
Home Product Center PCL	82,832	15,656
Indorama Ventures PCL — NVDR	39,200	24,926
IRPC PCL — NVDR	492,400	51,200
Kasikornbank PCL — NVDR	36,500	172,410
Kasikornbank PCL, Foreign Registered Shares	48,700	229,165
Krung Thai Bank PCL — NVDR (a)	143,775	67,870
Minor International PCL	34,980	27,763
PTT Exploration & Production PCL — NVDR	76,522	148,226
PTT Global Chemical PCL — NVDR	52,168	77,500
PTT PCL — NVDR	68,800	456,884
Siam Cement PCL — NVDR	5,700	72,957
Siam Cement PCL, Foreign Registered Shares	19,200	246,744
Siam Commercial Bank PCL — NVDR (a)	82,400	304,973
Thai Oil PCL — NVDR	17,800	25,949
Thai Union Frozen Products PCL	14,800	7,516
TMB Bank PCL	271,500	18,133
True Corp. PCL — NVDR (c)	350,483	94,375

		3,723,175
Turkey — 0.3%
Akbank TAS	183,187	410,941
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,889	27,453
Arcelik AS	3,960	19,306
BIM Birlesik Magazalar AS	8,104	143,712
Coca-Cola Icecek AS	4,750	54,364
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	92,969	77,195
Enka Insaat ve Sanayi AS	15,716	25,971
Eregli Demir ve Celik Fabrikalari TAS (a)	51,754	63,886
Ford Otomotiv Sanayi	2,700	28,853
Haci Omer Sabanci Holding AS	32,457	95,234
KOC Holding AS	17,992	70,244
Petkim Petrokimya Holding (c)	37,514	49,628
TAV Havalimanlari Holding AS	2,171	17,059
Tofas Turk Otomobil Fabrikasi AS	4,704	27,925
Tupras Turkiye Petrol Rafinerileri AS (c)	5,076	124,412
Turk Hava Yollari (c)	26,638	70,279
Turk Telekomunikasyon AS	10,009	19,755
Turkcell Iletisim Hizmetleri AS (a)	33,444	116,700
Turkiye Garanti Bankasi AS	133,513	310,710
Turkiye Halk Bankasi	79,553	266,034

196	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Turkey (continued)
Turkiye Is Bankasi, Class C	88,347	$137,729
Turkiye Sise ve Cam Fabrikalari AS	39,778	37,758
Turkiye Vakiflar Bankasi Tao, Class D	29,827	37,812
Ulker Biskuvi Sanayi	3,956	25,058
Yapi ve Kredi Bankasi	65,139	72,649

		2,330,667
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	80,031	167,317
Aldar Properties PJSC	61,586	40,573
Arabtec Holding Co. (c)	77,075	38,976
DP World Ltd.	10,522	223,764
Dubai Financial Market	39,225	18,062
Dubai Islamic Bank PJSC	36,085	66,058
Emaar Malls Group PJSC (c)	81,000	68,412
Emaar Properties PJSC	172,958	306,524
First Gulf Bank PJSC	37,011	140,781
National Bank of Abu Dhabi PJSC	28,159	73,142

		1,143,609
United Kingdom — 13.2%
3i Group PLC	35,640	251,757
Aberdeen Asset Management PLC	67,589	303,608
Admiral Group PLC	11,495	261,440
Aggreko PLC	10,191	146,915
AMEC PLC	19,816	215,256
Anglo American PLC	82,571	689,724
Antofagasta PLC	26,475	200,540
ARM Holdings PLC	70,055	1,006,495
Ashtead Group PLC	25,797	364,810
Associated British Foods PLC	18,131	917,594
AstraZeneca PLC	63,940	4,054,983
Aviva PLC	200,561	1,371,749
Babcock International Group PLC	15,027	207,887
BAE Systems PLC	153,801	1,042,554
Barclays PLC	837,787	3,100,470
Barratt Developments PLC	48,277	471,569
BG Group PLC	170,615	2,461,272
BHP Billiton PLC	107,556	1,637,176
BP PLC	916,964	4,652,096
British American Tobacco PLC	93,149	5,139,562
British Land Co. PLC	55,219	701,261
BT Group PLC	428,002	2,724,036
Bunzl PLC	19,227	515,941
Burberry Group PLC	21,472	445,085
Capita PLC	33,043	600,127
Carnival PLC	9,212	476,597
Centrica PLC	257,380	894,144
Cobham PLC	65,337	282,821
Compass Group PLC	80,904	1,292,270
Croda International PLC	7,271	298,356
Diageo PLC	125,886	3,382,166
Direct Line Insurance Group PLC	65,820	373,473

Common Stocks	Shares	Value
United Kingdom (continued)
Dixons Carphone PLC	53,496	$343,818
easyJet PLC	8,921	240,814
Fiat Chrysler Automobiles NV (c)	45,604	592,740
Fresnillo PLC	19,656	176,080
G4S PLC	93,084	325,407
GKN PLC	101,475	412,178
GlaxoSmithKline PLC	246,108	4,723,769
Hammerson PLC	42,497	401,285
Hargreaves Lansdown PLC	16,828	307,756
HSBC Holdings PLC	987,751	7,451,308
ICAP PLC	22,617	156,646
IMI PLC (a)	17,672	253,932
Imperial Tobacco Group PLC	51,455	2,660,159
Inmarsat PLC	25,312	376,552
InterContinental Hotels Group PLC	10,956	379,564
Intertek Group PLC (a)	7,802	287,914
Intu Properties PLC (a)	64,901	323,937
Investec PLC	22,696	173,781
ITV PLC	194,650	725,353
J. Sainsbury PLC (a)	77,432	306,232
Johnson Matthey PLC	10,652	394,931
Kingfisher PLC	117,839	640,129
Land Securities Group PLC	41,762	796,148
Legal & General Group PLC	291,372	1,050,620
Lloyds Banking Group PLC	2,821,957	3,212,686
London Stock Exchange Group PLC	15,659	573,969
Marks & Spencer Group PLC	87,368	663,191
Meggitt PLC	42,920	309,630
Melrose Industries PLC	56,908	227,657
Merlin Entertainments PLC (d)	43,755	246,541
Mondi PLC	18,175	380,933
National Grid PLC	194,617	2,710,457
Next PLC	7,051	812,572
Old Mutual PLC	282,197	808,736
Pearson PLC	43,957	751,354
Persimmon PLC (c)	15,176	461,902
Petrofac Ltd. (a)	14,308	166,638
Prudential PLC	132,661	2,798,686
Randgold Resources Ltd.	5,702	335,991
Reckitt Benckiser Group PLC	32,154	2,915,910
Reed Elsevier PLC	54,420	933,381
Rexam PLC	41,271	327,679
Rio Tinto PLC	66,047	2,216,085
Rolls-Royce Holdings PLC (c)	94,268	967,017
Royal Bank of Scotland Group PLC (c)	158,796	757,631
Royal Mail PLC	43,082	299,348
RSA Insurance Group PLC	54,630	333,050
SABMiller PLC	48,428	2,742,370
Sage Group PLC	57,581	435,633
Schroders PLC	7,414	315,036
Segro PLC	45,868	298,421
Severn Trent PLC	12,513	413,931
Sky PLC	49,764	787,318

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	197

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	44,736	$781,592
Smiths Group PLC	22,769	346,926
Sports Direct International PLC (c)	11,394	130,720
SSE PLC (a)	49,071	1,110,625
St. James’s Place PLC	26,679	343,362
Standard Chartered PLC	134,117	1,301,596
Standard Life PLC	113,667	667,584
Tate & Lyle PLC (a)	18,661	166,283
Taylor Wimpey PLC	149,204	442,058
Tesco PLC (c)	414,229	1,150,559
Travis Perkins PLC	13,060	389,617
Tullow Oil PLC (c)	46,858	120,445
Unilever PLC	68,843	2,803,959
United Utilities Group PLC	37,850	530,505
Vodafone Group PLC	1,335,864	4,213,425
Weir Group PLC	13,734	243,661
Whitbread PLC	9,265	656,391
William Hill PLC	49,735	264,522
WM Morrison Supermarkets PLC (a)	110,313	277,597
Wolseley PLC	13,631	797,331
WPP PLC	63,087	1,313,409
		110,240,707
Total Common Stocks — 98.6%		822,812,155

Rights
Hong Kong — 0.0%
Fosun International Ltd. (Expires 10/19/15) (c)	9	—

Rights	Shares	Value
Republic of Korea — 0.0%
Mirae Asset Securities Co., Ltd. (Expires 11/05/15) (c)	2	10,470
Total Rights — 0.0%		10,470
Total Long-Term Investments (Cost — $885,057,086) — 98.6%		822,822,625

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%, (e)(f)	6,225,774	6,225,774
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (e)(f)(g)	32,524,608	32,524,608
Total Short-Term Securities (Cost — $38,750,382) — 4.7%		38,750,382
Total Investments (Cost — $923,807,468*) — 103.3%		861,573,007
Liabilities in Excess of Other Assets — (3.3)%		(27,319,560)

Net Assets — 100.0%		$834,253,447

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$926,603,668

Gross unrealized appreciation	$41,368,848
Gross unrealized depreciation	(106,399,509)

Net unrealized depreciation	$(65,030,661)

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents the current yield as of report date.

198	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

(f)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Net Income (Loss)	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,280,035	—	(16,054,261)	6,225,774	$6,225,774	$12,643	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,952,909	29,571,699	—	32,524,608	$32,524,608	$249,313	—
iShares India 50 ETF	288,798	65,800	(354,598)	—	—	—	$1,817,638

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
ARC	Auction Rate Certificates
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
MTN	Medium-Term Note
NVDR	Non-voting Depository Receipts
NYSE	New York Stock Exchange
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

Financial futures contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
24	S&P/TSX 60 Index	December 2015	USD	701,386	$(1,375)
97	E-Mini MSCI EAFE Index	December 2015	USD	8,000,075	(157,940)
57	MSCI Emerging Markets Mini Index	December 2015	USD	2,254,635	4,283
Total					$(155,032)

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	199

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$38,603,177	—	$38,603,177
Austria	—	1,064,164	—	1,064,164
Belgium	—	8,164,675	—	8,164,675
Brazil	$10,342,318	—	—	10,342,318
Canada	53,163,363	—	—	53,163,363
Chile	2,000,714	—	—	2,000,714
China	—	29,794,925	$117,602	29,912,527
Colombia	769,225	—	—	769,225
Czech Republic	—	324,033	—	324,033
Denmark	—	11,160,540	—	11,160,540
Egypt	—	286,258	—	286,258
Finland	—	5,229,965	—	5,229,965
France	—	60,478,672	—	60,478,672
Germany	—	53,275,523	—	53,275,523
Greece	—	300,335	—	300,335
Hong Kong	169,819	27,569,149	39,650	27,778,618
Hungary	—	308,222	—	308,222

200	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets (concluded):
India	3,309,473	11,492,810	—	14,802,283
Indonesia	—	3,683,042	—	3,683,042
Ireland	—	5,527,583	—	5,527,583
Israel	—	3,742,702	—	3,742,702
Italy	—	14,466,552	—	14,466,552
Japan	—	135,510,384	—	135,510,384
Luxembourg	—	253,707	—	253,707
Malaysia	122,220	4,996,810	—	5,119,030
Malta	—	186,343	—	186,343
Mexico	8,098,827	—	—	8,098,827
Netherlands	3,164,444	21,969,032	—	25,133,476
New Zealand	—	768,599	—	768,599
Norway	—	3,562,350	—	3,562,350
Peru	803,239	—	—	803,239
Philippines	26,988	2,369,727	—	2,396,715
Poland	36,121	2,467,742	—	2,503,863
Portugal	—	774,033	—	774,033
Qatar	154,599	1,586,338	—	1,740,937
Russia	226,446	6,300,861	—	6,527,307
Singapore	—	7,679,995	—	7,679,995
South Africa	109,522	12,967,002	15	13,076,539
South Korea	676,559	25,399,383	—	26,075,942
Spain	—	20,916,781	—	20,916,781
Sweden	—	17,870,255	—	17,870,255
Switzerland	—	59,831,817	—	59,831,817
Taiwan	—	21,159,367	—	21,159,367
Thailand	—	3,723,175	—	3,723,175
Turkey	143,712	2,186,955	—	2,330,667
United Arab Emirates	—	1,143,609	—	1,143,609
United Kingdom	—	110,240,707	—	110,240,707
Rights	—	10,470	—	10,470
Short-Term Securities	38,750,382	—	—	38,750,382

Total	$122,067,971	$739,347,769	$157,267	$861,573,007

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$4,283	—	—	$4,283

Liabilities:
Equity contracts	$(159,315)	—	—	$(159,315)

Total	$(155,032)	$—	—	$(155,032)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015	201

Schedule of Investments (concluded)	Total International ex U.S. Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,675	—	—	$5,675
Cash pledged for financial futures contracts	484,620	—	—	484,620
Foreign currency at value	3,123,751	—	—	3,123,751
Liabilities:
Collateral on securities loaned at value	—	$(32,524,608)	—	(32,524,608)

Total	$3,614,046	$(32,524,608)	—	$(28,910,562)

During the period ended September 30, 2015, there were no transfers between levels.

202	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.02%, 10/15/15	$6,000	$5,999,953
0.11%, 12/31/15	284,000	283,921,032
0.25%, 2/11/16	10,000	9,990,949
0.20%, 2/25/16	54,190	54,146,102
0.11%, 3/31/16	25,000	24,986,729
U.S. Treasury Notes:
0.25%, 10/31/15	161,467	161,483,694
0.25% - 2.13%, 12/31/15	492,000	493,660,236
0.38%, 1/15/16	32,150	32,169,798
0.38% - 4.50%, 2/15/16	171,000	173,312,262
2.63%, 2/29/16	37,540	37,920,894
2.38%, 3/31/16	34,175	34,540,173
0.25%, 4/15/16	40,000	40,001,291
0.09%, 7/31/16 (b)	32,995	32,999,076
0.07%, 10/31/16 (b)	79,563	79,545,582
0.10%, 1/31/17 (b)	97,504	97,504,860
0.09%, 4/30/17 (b)	108,291	108,287,334
0.09%, 7/31/17 (b)	84,160	84,122,119
Total U.S. Treasury Obligations — 32.1%		1,754,592,084

Repurchase Agreements
BNP Paribas Securities Corp., 0.07%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $799,001,554, collateralized by various U.S. Treasury Obligations, 0.00% to 6.63%, due 8/31/16 to 2/15/45, original par and fair values of $816,938,912 and $814,980,000, respectively)	799,000	799,000,000
BNP Paribas Securities Corp., 0.05%, 10/02/15 (Purchased on 9/25/15 to be repurchased at $153,101,488, collateralized by various U.S. Treasury Obligations, 0.00% to 2.50%, due 2/15/17 to 2/15/40, original par and fair values of $155,850,184 and $156,162,000, respectively)	153,100	153,100,000
Total Value of BNP Paribas Securities Corp. (collateral value of $971,142,000)		952,100,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $32,516,090, collateralized by various U.S. Treasury Obligations, 0.13% to 6.50%, due 10/15/15 to 5/15/45, original par and fair values of $29,732,331 and $33,166,326, respectively) (c)	$32,516	$32,516,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $33,166,326)		32,516,000
HSBC Securities (USA), Inc., 0.01%, 10/01/15 (Purchased on 1/27/14 to be repurchased at $200,034,000, collateralized by various U.S. Treasury Obligations, 0.25% to 10.63%, due 4/30/16 to 5/15/39, original par and fair values of $181,646,400 and $204,001,068, respectively) (d)	200,000	200,000,000
HSBC Securities (USA), Inc., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $621,001,725, collateralized by various U.S. Treasury Obligations, 0.25% to 9.88%, due 10/15/15 to 8/15/45, original par and fair values of $596,683,036 and $633,420,422, respectively)	621,000	621,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $837,421,490)		821,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $658,002,193, collateralized by various U.S. Treasury Obligations, 2.00% to 4.38%, due 8/31/21 to 5/15/41, original par and fair values of $621,176,200 and $671,160,041, respectively)	658,000	658,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $671,160,041)		658,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	203

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.08%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $631,001,402, collateralized by various U.S. Treasury Obligations, 0.88% to 3.88%, due 1/31/18 to 8/15/40, original par and fair values of $617,110,600 and $643,620,036, respectively)	$631,000	$631,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $507,960,020)		631,000,000
RBC Capital Markets LLC, 0.06%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $135,000,225, collateralized by various U.S. Treasury Obligations, 0.00% to 9.13%, due 12/03/15 to 8/15/45, original par and fair values of $167,828,000 and $137,700,021, respectively)	135,000	135,000,000
Total Value of RBC Capital Markets LLC (collateral value of $137,700,021)		135,000,000

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.11%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $500,001,528 collateralized by various U.S. Treasury Obligations, 0.13% to 0.63%, due 4/15/19 to 7/15/21, original par and fair values of $483,412,400 and $510,000,012, respectively)	$500,000	$500,000,000
Total Value of TD Securities (USA) LLC (collateral value of $510,000,012)		500,000,000
Total Repurchase Agreements - 68.3%		3,729,616,000
Total Investments (Cost — $5,484,208,084*) — 100.4%		5,484,208,084
Liabilities in Excess of Other Assets — (0.4)%		(22,077,593)

Net Assets —100.0%		$5,462,130,491

Notes to Schedule of investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

204	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,484,208,084	—	$5,484,208,084
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank overdraft of $63,411 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	205

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.5%
BMW Vehicle Owner Trust, Series 2014-A, Class A4, 1.50%, 2/25/21	$200	$201,330
Capital One Multi-Asset Execution Trust:
Series 2007-A7, Class A7, 5.75%, 7/15/20	1,500	1,633,227
Series 2014-A5, Class A, 1.48%, 7/15/20	400	402,704
Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	1,000	1,002,998
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35%, 2/07/20	170	186,370
Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	1,000	1,003,320
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	746,625
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	1,000	998,162
Nissan Auto Lease Trust, Series 2014-B, Class A4, 1.29%, 3/16/20	200	200,535
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	201,068
Total Asset-Backed Securities — 0.5%		6,576,339

Corporate Bonds
Aerospace & Defense — 0.4%
Boeing Co.:
2.35%, 10/30/21	75	74,854
6.13%, 2/15/33	100	127,941
3.30%, 3/01/35	65	59,941
Crane Co., 4.45%, 12/15/23	125	130,968
Eaton Corp.:
2.75%, 11/02/22	250	243,307
4.00%, 11/02/32	200	192,062
General Dynamics Corp., 3.88%, 7/15/21	50	53,581
Harris Corp.:
3.83%, 4/27/25	250	244,760
4.85%, 4/27/35	65	62,737
Honeywell International, Inc., 5.30%, 3/01/18	100	109,477
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	30	28,467

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
L-3 Communications Corp.:
3.95%, 11/15/16	$250	$256,319
1.50%, 5/28/17	250	247,715
4.95%, 2/15/21	250	265,239
Lockheed Martin Corp.:
3.60%, 3/01/35	65	59,649
4.07%, 12/15/42	100	94,635
3.80%, 3/01/45	500	455,981
Northrop Grumman Corp.:
1.75%, 6/01/18	250	249,231
4.75%, 6/01/43	125	128,966
Parker-Hannifin Corp., 4.20%, 11/21/34	250	254,540
Precision Castparts Corp.:
1.25%, 1/15/18	75	74,649
2.50%, 1/15/23	150	145,063
4.20%, 6/15/35	250	250,933
Raytheon Co.:
4.88%, 10/15/40	250	276,773
4.70%, 12/15/41	100	107,471
Textron, Inc., 3.65%, 3/01/21	350	358,219
Tyco Electronics Group SA, 3.45%, 8/01/24	75	76,005
United Technologies Corp.:
1.80%, 6/01/17	250	253,003
3.10%, 6/01/22	100	101,579
5.70%, 4/15/40	50	59,317
4.50%, 6/01/42	450	458,232
4.15%, 5/15/45	250	242,575

		5,744,189
Agriculture, Fishing & Ranching — 0.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	150	152,790
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	260,385
3.90%, 2/01/35	190	174,677
3.88%, 8/01/42	50	43,800
United Parcel Service, Inc.:
5.13%, 4/01/19	50	56,013
6.20%, 1/15/38	100	129,312

		664,187
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 7/15/24	174	185,282
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	45	46,205

206	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2012-1, Class A, 4.75%, 11/07/21	$83	$87,745
Southwest Airlines Co., 2.75%, 11/06/19	75	76,424
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27	190	197,652

		593,308
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	68,541
Delphi Corp., 5.00%, 2/15/23	250	258,750
Johnson Controls, Inc.:
3.63%, 7/02/24	80	77,812
4.95%, 7/02/64	250	221,721

		626,824
Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	100	141,966
Ford Motor Co.:
7.45%, 7/16/31	150	186,332
4.75%, 1/15/43	350	328,317
General Motors Co.:
4.88%, 10/02/23	100	101,419
5.20%, 4/01/45	250	234,611
Toyota Motor Credit Corp.:
2.10%, 1/17/19	250	252,855
2.13%, 7/18/19	350	351,150
2.15%, 3/12/20	500	501,085

		2,097,735
Banks — 3.1%
Abbey National Treasury Services PLC:
1.38%, 3/13/17	250	249,991
1.65%, 9/29/17	250	250,957
2.00%, 8/24/18	195	195,782
2.38%, 3/16/20	250	251,101
Asian Development Bank:
1.75%, 9/11/18	500	509,876
1.88%, 4/12/19	500	511,289
Australia & New Zealand Banking Group Ltd.:
1.25%, 6/13/17	250	249,623
1.50%, 1/16/18	250	250,021
2.25%, 6/13/19	250	252,501
Bancolombia SA, 5.95%, 6/03/21	100	104,625
Bank of Montreal:
2.50%, 1/11/17	150	152,710
1.40%, 4/10/18	230	228,523

Corporate Bonds	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp.:
1.35%, 3/06/18	$250	$249,426
2.20%, 5/15/19	250	252,110
2.30%, 9/11/19	500	504,961
3.55%, 9/23/21	50	52,533
3.00%, 2/24/25	105	103,213
Bank of Nova Scotia:
1.10%, 12/13/16	500	500,923
1.30%, 7/21/17	250	250,277
1.38%, 12/18/17	100	99,831
2.05%, 10/30/18	250	252,038
Barclays Bank PLC:
2.00%, 3/16/18	500	499,662
5.13%, 1/08/20	200	223,659
3.75%, 5/15/24	250	252,730
Barclays PLC, 3.65%, 3/16/25	450	429,636
BB&T Corp.:
5.25%, 11/01/19	100	110,730
2.45%, 1/15/20	250	252,368
2.63%, 6/29/20	250	253,488
BNP Paribas SA:
2.38%, 9/14/17	250	253,764
5.00%, 1/15/21	100	112,228
3.25%, 3/03/23	250	251,661
4.25%, 10/15/24	250	248,596
BPCE SA:
2.50%, 12/10/18	250	254,440
4.00%, 4/15/24	250	259,774
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	253,473
3.80%, 10/30/26	250	253,640
Citizens Bank NA/Providence, 1.60%, 12/04/17	250	249,049
Commonwealth Bank of Australia, New York:
1.63%, 3/12/18	500	500,713
2.25%, 3/13/19	250	252,515
2.30%, 3/12/20	250	250,773
Compass Bank:
2.75%, 9/29/19	250	249,068
3.88%, 4/10/25	250	233,050
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/18	250	250,773
2.25%, 1/14/19	250	252,371
4.63%, 12/01/23	500	516,596
3.38%, 5/21/25	500	490,554
5.25%, 5/24/41	25	27,955
5.25%, 8/04/45	250	252,998
Credit Suisse Group Funding Guernsey Ltd. (a):
3.75%, 3/26/25	500	485,577
4.88%, 5/15/45	250	244,987

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	207

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Credit Suisse, New York:
1.75%, 1/29/18	$500	$500,045
2.30%, 5/28/19	600	602,326
5.40%, 1/14/20	150	166,278
3.00%, 10/29/21	250	250,516
Discover Bank/Greenwood Delaware, 7.00%, 4/15/20	500	579,687
Export-Import Bank of Korea:
4.00%, 1/11/17	400	412,657
1.75%, 2/27/18	500	497,727
Fifth Third Bancorp:
1.45%, 2/28/18	200	198,909
2.88%, 10/01/21	200	202,057
3.50%, 3/15/22	100	101,924
4.30%, 1/16/24	250	257,232
HSBC Bank USA NA, 4.88%, 8/24/20	500	550,129
HSBC Holdings PLC:
4.88%, 1/14/22	150	165,571
4.25%, 3/14/24	500	495,995
6.50%, 5/02/36	200	236,507
6.80%, 6/01/38	250	305,856
5.25%, 3/14/44	250	253,658
HSBC USA, Inc.:
2.25%, 6/23/19	250	250,548
2.35%, 3/05/20	1,000	986,259
2.75%, 8/07/20	250	250,906
Huntington National Bank, 1.38%, 4/24/17	250	248,666
Intesa Sanpaolo SpA:
3.88%, 1/16/18	200	206,027
5.25%, 1/12/24	250	266,914
KeyCorp:
2.30%, 12/13/18	340	341,822
5.10%, 3/24/21	100	110,648
KFW:
0.88%, 12/15/17	1,000	999,480
1.00%, 1/26/18	500	500,926
1.13%, 8/06/18	1,500	1,502,212
1.88%, 6/30/20	750	762,339
2.13%, 1/17/23	200	202,333
Korea Development Bank:
1.50%, 1/22/18	200	198,536
3.00%, 3/17/19	350	361,252
Landwirtschaftliche Rentenbank, 0.88%, 9/12/17	750	750,564
Lloyds Bank PLC:
2.35%, 9/05/19	350	351,463
2.40%, 3/17/20	750	750,797
2.70%, 8/17/20	250	253,587
Lloyds TSB Bank PLC, 4.20%, 3/28/17	50	52,037
Manufacturers & Traders Trust Co.:
1.40%, 7/25/17	250	249,544

Corporate Bonds	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co. (continued):
1.45%, 3/07/18	$250	$248,109
MUFG Union Bank NA, 2.63%, 9/26/18	250	254,171
Oesterreichische Kontrollbank AG, 1.63%, 3/12/19	500	505,663
PNC Bank NA (b):
2.20%, 1/28/19	500	505,391
2.25%, 7/02/19	350	352,182
2.30%, 6/01/20	500	496,786
2.95%, 1/30/23	250	244,538
PNC Funding Corp. (b):
5.63%, 2/01/17	150	157,971
3.30%, 3/08/22	150	154,461
Rabobank Nederland:
3.38%, 1/19/17	300	308,323
3.88%, 2/08/22	150	157,980
Regions Financial Corp., 2.00%, 5/15/18	250	249,802
Royal Bank of Canada:
1.25%, 6/16/17	250	250,279
1.40%, 10/13/17	225	224,887
2.20%, 7/27/18	250	253,744
1.80%, 7/30/18	250	251,057
2.15%, 3/06/20	250	250,612
Santander Holdings USA, Inc.:
3.45%, 8/27/18	250	258,341
2.65%, 4/17/20	150	147,275
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17	250	249,159
1.80%, 7/18/17	250	250,881
2.45%, 1/10/19	250	251,692
2.45%, 1/16/20	250	251,367
SunTrust Banks, Inc.:
3.50%, 1/20/17	50	51,227
2.35%, 11/01/18	250	252,787
Svenska Handelsbanken AB, 1.63%, 3/21/18	250	250,256
Toronto-Dominion Bank:
2.38%, 10/19/16	50	50,828
1.63%, 3/13/18	500	501,527
1.40%, 4/30/18	250	248,707
2.25%, 11/05/19	300	301,789
US Bancorp:
1.65%, 5/15/17	250	252,237
1.95%, 11/15/18	225	227,347
4.13%, 5/24/21	50	54,303
US Bank NA:
1.35%, 1/26/18	500	500,195
2.13%, 10/28/19	250	251,854
Wachovia Corp., 5.63%, 10/15/16	250	261,870
Wells Fargo & Co.:
2.63%, 12/15/16	100	101,993

208	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued):
2.10%, 5/08/17	$150	$152,096
5.63%, 12/11/17	250	271,859
1.50%, 1/16/18	250	249,763
2.15%, 1/15/19	250	251,969
2.13%, 4/22/19	350	352,500
2.15%, 1/30/20	460	458,872
2.60%, 7/22/20	500	505,043
3.00%, 1/22/21	250	256,166
3.45%, 2/13/23	450	447,892
4.48%, 1/16/24	250	262,447
3.55%, 9/29/25	250	250,094
4.10%, 6/03/26	520	524,593
4.30%, 7/22/27	200	203,828
5.38%, 11/02/43	150	165,199
5.61%, 1/15/44	306	342,312
4.65%, 11/04/44	345	339,788
3.90%, 5/01/45	150	137,848
Westpac Banking Corp.:
1.50%, 12/01/17	250	249,812
1.60%, 1/12/18	250	250,796
2.25%, 1/17/19	350	354,946
4.88%, 11/19/19	50	55,345

		44,677,832
Beverages — 0.5%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	121,819
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19	500	501,371
4.63%, 2/01/44	400	389,947
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	500	499,856
7.75%, 1/15/19	250	293,779
2.50%, 7/15/22	200	191,377
8.20%, 1/15/39	150	210,990
3.75%, 7/15/42	50	42,926
Beam, Inc., 1.88%, 5/15/17	100	100,402
Coca-Cola Co.:
1.15%, 4/01/18	250	249,776
1.65%, 11/01/18	500	504,951
2.45%, 11/01/20	350	355,970
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	251,850
Diageo Capital PLC:
1.50%, 5/11/17	200	200,565
5.75%, 10/23/17	100	108,632
3.88%, 4/29/43	125	115,305
Diageo Investment Corp.:
2.88%, 5/11/22	100	98,922
4.25%, 5/11/42	250	246,911

Corporate Bonds	Par (000)	Value
Beverages (continued)
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	$25	$25,579
2.70%, 11/15/22	100	97,147
Molson Coors Brewing Co., 3.50%, 5/01/22	75	74,534
PepsiCo, Inc.:
1.25%, 8/13/17	500	503,391
2.25%, 1/07/19	250	255,097
2.75%, 3/05/22	250	251,240
3.10%, 7/17/22	500	512,094
2.75%, 3/01/23	300	298,271
3.60%, 3/01/24	250	259,629
3.50%, 7/17/25	250	256,514
4.88%, 11/01/40	100	108,853
3.60%, 8/13/42	100	89,756

		7,217,454
Biotechnology — 0.3%
Amgen, Inc.:
2.13%, 5/15/17	300	303,814
1.25%, 5/22/17	750	748,520
2.20%, 5/22/19	250	251,033
3.45%, 10/01/20	100	103,736
5.15%, 11/15/41	550	565,261
5.38%, 5/15/43	250	266,544
4.40%, 5/01/45	175	160,678
Biogen, Inc.:
4.05%, 9/15/25	95	95,967
5.20%, 9/15/45	250	252,262
Celgene Corp.:
3.25%, 8/15/22	150	150,236
5.25%, 8/15/43	145	147,509
Gilead Sciences, Inc.:
3.05%, 12/01/16	150	153,563
3.70%, 4/01/24	500	511,633
3.50%, 2/01/25	170	171,208
3.65%, 3/01/26	75	75,349
5.65%, 12/01/41	50	56,452
4.50%, 2/01/45	150	144,157
4.75%, 3/01/46	500	502,306

		4,660,228
Building Products — 0.0%
Owens Corning, 4.20%, 12/15/22	150	151,969
Capital Markets — 1.2%
American Express Credit Corp., 2.60%, 9/14/20	145	145,661
Ameriprise Financial, Inc., 4.00%, 10/15/23	150	156,913
Ares Capital Corp., 3.88%, 1/15/20	300	308,899
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	248,850

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	209

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp.:
2.20%, 7/25/18	$75	$76,106
4.45%, 7/22/20	100	110,313
3.00%, 3/10/25	80	78,771
CME Group, Inc.:
3.00%, 3/15/25	250	245,362
5.30%, 9/15/43	100	113,182
FMS Wertmanagement AoeR:
1.13%, 10/14/16	250	251,457
0.63%, 1/30/17	500	499,865
Franklin Resources, Inc., 2.80%, 9/15/22	150	149,533
Goldman Sachs Capital I, 6.35%, 2/15/34	250	286,360
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	327,752
2.38%, 1/22/18	250	253,265
2.90%, 7/19/18	500	512,976
2.63%, 1/31/19	500	506,190
7.50%, 2/15/19	150	175,320
2.55%, 10/23/19	755	759,895
2.60%, 4/23/20	600	601,633
5.75%, 1/24/22	350	401,691
3.63%, 1/22/23	150	151,955
4.00%, 3/03/24	425	437,436
3.75%, 5/22/25	250	250,519
6.13%, 2/15/33	400	478,387
6.75%, 10/01/37	650	775,397
5.15%, 5/22/45	250	245,389
Invesco Finance PLC, 4.00%, 1/30/24	250	262,298
Lazard Group LLC, 4.25%, 11/14/20	150	158,888
Legg Mason, Inc., 5.63%, 1/15/44	125	129,373
Morgan Stanley:
5.75%, 10/18/16	225	235,470
4.75%, 3/22/17	760	796,160
1.88%, 1/05/18	250	250,645
6.63%, 4/01/18	500	556,767
2.38%, 7/23/19	500	500,052
5.63%, 9/23/19	250	279,289
2.65%, 1/27/20	500	502,363
5.50%, 7/28/21	100	113,012
4.88%, 11/01/22	500	532,713
4.10%, 5/22/23	250	253,028
3.88%, 4/29/24	250	255,353
4.00%, 7/23/25	155	158,409
5.00%, 11/24/25	250	265,806
4.35%, 9/08/26	500	502,573
3.95%, 4/23/27	250	240,770
7.25%, 4/01/32	50	66,223
6.38%, 7/24/42	50	61,435
4.30%, 1/27/45	250	237,595

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Murray Street Investment Trust I, 4.65%, 3/09/17 (c)	$200	$208,580
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	254,417
Nomura Holdings, Inc., 2.75%, 3/19/19	250	253,935
State Street Corp.:
3.10%, 5/15/23	250	246,209
3.30%, 12/16/24	405	409,087
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	251,759

		16,531,286
Chemicals — 0.6%
Agrium, Inc.:
3.15%, 10/01/22	50	49,066
3.50%, 6/01/23	250	246,543
3.38%, 3/15/25	145	137,277
Airgas, Inc., 2.38%, 2/15/20	250	247,820
Albemarle Corp., 4.15%, 12/01/24	250	250,786
CF Industries, Inc.:
6.88%, 5/01/18	200	222,981
5.15%, 3/15/34	250	240,831
Cytec Industries, Inc., 3.50%, 4/01/23	250	244,209
Dow Chemical Co.:
8.55%, 5/15/19	100	120,887
4.25%, 11/15/20	186	199,399
4.13%, 11/15/21	50	52,233
3.00%, 11/15/22	250	241,662
4.25%, 10/01/34	250	233,582
5.25%, 11/15/41	100	98,334
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	361,868
2.80%, 2/15/23	250	241,997
Eastman Chemical Co.:
3.60%, 8/15/22	200	201,208
3.80%, 3/15/25	300	292,853
Ecolab, Inc.:
2.25%, 1/12/20	135	135,217
4.35%, 12/08/21	150	162,319
LYB International Finance BV:
4.00%, 7/15/23	200	200,930
5.25%, 7/15/43	75	74,645
LyondellBasell Industries NV:
6.00%, 11/15/21	250	282,523
4.63%, 2/26/55	100	84,809
Methanex Corp., 3.25%, 12/15/19	250	249,524
Monsanto Co.:
4.20%, 7/15/34	300	273,442
4.40%, 7/15/44	150	129,952
3.95%, 4/15/45	120	97,369

210	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Mosaic Co.:
3.75%, 11/15/21	$50	$51,164
5.45%, 11/15/33	250	263,393
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/01/17	250	257,510
3.63%, 3/15/24	250	248,020
3.00%, 4/01/25	250	229,314
PPG Industries, Inc., 2.30%, 11/15/19	350	352,867
Praxair, Inc.:
1.25%, 11/07/18	250	247,655
2.65%, 2/05/25	165	159,580
3.20%, 1/30/26	250	250,633
Rohm & Haas Co., 7.85%, 7/15/29	250	328,900
Sherwin-Williams Co., 1.35%, 12/15/17	200	199,276

		7,962,578
Commercial Services — 0.1%
3M Co.:
1.63%, 6/15/19	350	351,552
3.00%, 8/07/25	250	252,475
Northwestern University, 3.87%, 12/01/48	100	98,340
Republic Services, Inc.:
5.25%, 11/15/21	50	56,099
3.55%, 6/01/22	250	256,304
3.20%, 3/15/25	250	243,181
Vanderbilt University, 5.25%, 4/01/19	100	111,763
Waste Management, Inc.:
4.60%, 3/01/21	100	110,297
2.90%, 9/15/22	200	198,141
3.90%, 3/01/35	315	296,798

		1,974,950
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.10%, 3/03/17	500	501,646
2.13%, 3/01/19	500	506,270
2.90%, 3/04/21	125	128,316
5.50%, 1/15/40	350	408,066
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	139,682
3.50%, 3/01/23	250	225,301

		1,909,281
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	150,861
2.88%, 5/08/22	100	99,104

Corporate Bonds	Par (000)	Value
Construction & Engineering (continued)
Fluor Corp., 3.50%, 12/15/24	$250	$254,131

		504,096
Consumer Finance — 0.2%
American Express Co.:
1.55%, 5/22/18	250	248,586
3.63%, 12/05/24	300	296,817
4.05%, 12/03/42	67	63,951
Capital One Bank USA NA:
1.30%, 6/05/17	250	248,303
2.25%, 2/13/19	250	249,111
Capital One Financial Corp.:
2.45%, 4/24/19	250	249,206
3.50%, 6/15/23	110	109,089
Caterpillar Financial Services Corp.:
1.70%, 6/16/18	250	250,968
3.30%, 6/09/24	250	247,398
Discover Financial Services, 3.75%, 3/04/25	75	72,634
HSBC Finance Corp., 6.68%, 1/15/21	161	188,374
MasterCard, Inc., 3.38%, 4/01/24	250	255,563
McGraw Hill Financial, Inc., 4.40%, 2/15/26 (a)	250	253,703
Synchrony Financial:
3.75%, 8/15/21	500	505,113
4.50%, 7/23/25	190	191,488

		3,430,304
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	261,054
Diversified Financial Services — 2.9%
Air Lease Corp.:
2.13%, 1/15/18	175	173,250
3.38%, 1/15/19	250	253,125
3.88%, 4/01/21	175	177,188
American Express Credit Corp.:
2.38%, 3/24/17	100	101,571
1.13%, 6/05/17	500	497,466
1.55%, 9/22/17	105	105,291
2.13%, 3/18/19	400	402,714
2.25%, 8/15/19	250	250,875
American Honda Finance Corp.:
1.55%, 12/11/17	250	251,444
2.15%, 3/13/20	250	248,423
Bank of America Corp.:
3.88%, 3/22/17	300	309,929
1.70%, 8/25/17	250	250,657
2.00%, 1/11/18	1,050	1,053,883
6.88%, 4/25/18	400	447,054
2.60%, 1/15/19	500	505,080

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	211

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
5.63%, 7/01/20	$150	$169,181
5.00%, 5/13/21	100	110,188
5.70%, 1/24/22	100	114,063
4.20%, 8/26/24	500	499,642
4.00%, 1/22/25	250	245,016
3.88%, 8/01/25	250	253,473
4.25%, 10/22/26	290	286,698
6.11%, 1/29/37	100	115,024
7.75%, 5/14/38	200	273,462
5.88%, 2/07/42	100	116,933
5.00%, 1/21/44	250	263,270
4.88%, 4/01/44	175	181,662
Series L, 2.65%, 4/01/19	500	505,645
Series L, 3.95%, 4/21/25	655	637,207
Bank of America NA:
1.65%, 3/26/18	750	749,407
1.75%, 6/05/18	1,000	997,633
Boeing Capital Corp., 4.70%, 10/27/19	250	278,703
Capital One Bank USA NA, 3.38%, 2/15/23	350	340,432
Citigroup, Inc.:
4.45%, 1/10/17	400	415,936
1.35%, 3/10/17	250	249,549
1.80%, 2/05/18	480	479,534
2.50%, 9/26/18	350	354,648
8.50%, 5/22/19	250	301,839
2.50%, 7/29/19	250	251,581
2.40%, 2/18/20	695	691,629
4.05%, 7/30/22	250	254,854
3.50%, 5/15/23	250	243,374
3.88%, 3/26/25	500	485,905
3.30%, 4/27/25	155	150,975
4.40%, 6/10/25	500	502,867
4.30%, 11/20/26	150	148,544
6.63%, 6/15/32	100	118,279
6.13%, 8/25/36	184	210,939
8.13%, 7/15/39	75	107,857
6.68%, 9/13/43	250	306,131
Deutsche Bank AG, 4.50%, 4/01/25	250	242,218
Deutsche Bank AG, London:
1.40%, 2/13/17	500	499,013
2.50%, 2/13/19	250	251,042
3.70%, 5/30/24	215	213,443
Ford Motor Credit Co. LLC:
4.25%, 2/03/17	250	258,337
1.72%, 12/06/17	250	248,326
2.38%, 1/16/18	250	250,280
2.24%, 6/15/18	250	249,272
2.38%, 3/12/19	500	496,028
2.60%, 11/04/19	250	247,438
2.46%, 3/27/20	250	244,796

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC (continued):
4.38%, 8/06/23	$220	$228,478
General Electric Capital Corp.:
2.90%, 1/09/17	100	102,514
2.30%, 4/27/17	1,000	1,020,460
5.63%, 5/01/18	300	332,118
2.30%, 1/14/19	500	508,534
6.00%, 8/07/19	100	115,655
4.38%, 9/16/20	50	55,163
4.63%, 1/07/21	250	278,996
4.65%, 10/17/21	700	787,352
3.45%, 5/15/24	300	313,733
6.75%, 3/15/32	500	677,085
5.88%, 1/14/38	750	935,308
6.88%, 1/10/39	250	350,029
6.38%, 11/15/67 (d)	250	267,969
General Motors Financial Co., Inc.:
2.40%, 4/10/18	155	153,809
3.20%, 7/13/20	1,000	986,531
3.45%, 4/10/22	150	144,283
4.00%, 1/15/25	250	236,750
Intercontinental Exchange, Inc., 2.50%, 10/15/18	250	255,034
Jefferies Group LLC:
8.50%, 7/15/19	125	148,021
5.13%, 1/20/23	150	150,296
John Deere Capital Corp.:
1.95%, 12/13/18	500	504,899
2.25%, 4/17/19	100	101,630
2.05%, 3/10/20	1,000	998,086
2.80%, 3/04/21	250	253,774
3.90%, 7/12/21	50	53,414
JPMorgan Chase & Co.:
1.35%, 2/15/17	1,250	1,251,625
2.00%, 8/15/17	250	252,118
1.80%, 1/25/18	1,000	1,000,852
1.63%, 5/15/18	500	496,905
2.35%, 1/28/19	500	503,947
2.20%, 10/22/19	500	497,519
4.50%, 1/24/22	300	323,691
3.25%, 9/23/22	200	200,144
3.20%, 1/25/23	150	148,900
3.38%, 5/01/23	250	244,316
3.88%, 9/10/24	300	297,133
3.13%, 1/23/25	250	241,277
3.90%, 7/15/25	250	254,630
4.13%, 12/15/26	250	249,011
6.40%, 5/15/38	100	125,437
5.50%, 10/15/40	125	141,505
5.60%, 7/15/41	50	57,221
5.63%, 8/16/43	500	550,159
4.85%, 2/01/44	100	104,580
4.95%, 6/01/45	250	250,750

212	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase Bank NA, 6.00%, 10/01/17	$250	$270,152
Leucadia National Corp., 5.50%, 10/18/23	150	150,867
Moody’s Corp.:
2.75%, 7/15/19	40	40,687
4.50%, 9/01/22	50	52,690
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	238,957
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	252,225
3.40%, 11/15/23	350	362,485
2.85%, 1/27/25	250	242,300
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,063,080
ORIX Corp., 3.75%, 3/09/17	100	102,994
PACCAR Financial Corp., 2.20%, 9/15/19	250	252,732
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17	175	174,570
6.40%, 10/21/19	250	280,854
Toyota Motor Credit Corp., 1.38%, 1/10/18	200	199,853
UBS AG/Stamford CT:
5.75%, 4/25/18	300	328,921
2.38%, 8/14/19	800	803,432
2.35%, 3/26/20	500	499,368

		42,108,031
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
1.70%, 6/01/17	500	501,874
2.38%, 11/27/18	500	505,312
2.45%, 6/30/20	1,500	1,476,882
4.50%, 5/15/35	310	283,593
6.30%, 1/15/38	200	220,053
5.35%, 9/01/40	463	457,365
5.55%, 8/15/41	200	202,952
4.30%, 12/15/42	151	129,763
4.35%, 6/15/45	759	651,472
4.75%, 5/15/46	350	320,704
British Telecommunications PLC:
2.35%, 2/14/19	250	250,985
9.63%, 12/15/30	150	223,676
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	325	327,276
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	571,871
Embarq Corp., 8.00%, 6/01/36	100	103,156
Orange SA:
4.13%, 9/14/21	650	696,186
5.38%, 1/13/42	225	240,324

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Qwest Corp.:
6.50%, 6/01/17	$150	$160,155
6.75%, 12/01/21	50	52,906
6.88%, 9/15/33	250	241,367
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	104,468
Telefonica Emisiones SAU:
3.19%, 4/27/18	250	255,695
5.46%, 2/16/21	50	55,868
4.57%, 4/27/23	200	209,142
7.05%, 6/20/36	75	87,954
Telefonica Europe BV, 8.25%, 9/15/30	300	388,981
Verizon Communications, Inc.:
1.35%, 6/09/17	250	249,650
1.10%, 11/01/17	250	248,006
3.65%, 9/14/18	500	527,045
2.55%, 6/17/19	500	506,446
2.63%, 2/21/20	250	250,742
3.50%, 11/01/21	400	408,960
4.15%, 3/15/24	250	258,595
3.50%, 11/01/24	500	491,605
7.75%, 12/01/30	100	133,593
6.40%, 9/15/33	500	572,798
5.05%, 3/15/34	500	498,845
4.40%, 11/01/34	500	465,229
4.27%, 1/15/36	250	226,722
6.40%, 2/15/38	200	229,737
6.00%, 4/01/41	250	272,754
3.85%, 11/01/42	250	207,291
6.55%, 9/15/43	750	886,083
5.01%, 8/21/54	650	591,594

		15,745,675
Electric Utilities — 1.5%
Alabama Power Co., 5.50%, 10/15/17	100	107,592
Ameren Illinois Co.:
2.70%, 9/01/22	100	98,421
4.30%, 7/01/44	250	255,273
American Electric Power Co., Inc.:
1.65%, 12/15/17	200	199,383
Series F, 2.95%, 12/15/22	500	485,518
Arizona Public Service Co., 3.15%, 5/15/25	250	249,391
Berkshire Hathaway Energy Co.:
1.10%, 5/15/17	500	498,101
2.00%, 11/15/18	500	501,131
3.50%, 2/01/25	110	110,616
6.13%, 4/01/36	250	301,034
5.15%, 11/15/43	250	270,057
4.50%, 2/01/45	400	396,502
CenterPoint Energy Houston Electric LLC, 3.55%, 8/01/42	100	91,565

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	213

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co.:
2.15%, 1/15/19	$500	$504,062
3.10%, 11/01/24	250	249,639
5.90%, 3/15/36	50	60,382
Connecticut Light & Power Co., 2.50%, 1/15/23	150	146,229
Consolidated Edison Co. of New York, Inc., 3.30%, 12/01/24	250	252,135
Dominion Gas Holdings LLC, 3.60%, 12/15/24	250	248,911
Dominion Resources, Inc., 7.00%, 6/15/38	250	310,257
DTE Electric Co.:
4.00%, 4/01/43	150	145,627
3.70%, 3/15/45	145	135,131
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	125,442
Duke Energy Corp.:
2.15%, 11/15/16	500	505,320
1.63%, 8/15/17	250	250,883
3.95%, 10/15/23	250	260,985
Duke Energy Indiana, Inc.:
4.20%, 3/15/42	150	151,134
4.90%, 7/15/43	250	274,951
Duke Energy Progress, Inc.:
4.10%, 5/15/42	150	149,460
4.10%, 3/15/43	250	246,663
4.38%, 3/30/44	100	104,056
4.20%, 8/15/45	250	252,936
Entergy Corp.:
4.70%, 1/15/17	150	153,916
4.00%, 7/15/22	200	206,537
Entergy Louisiana LLC, 4.05%, 9/01/23	250	264,223
Eversource Energy, Series H, 3.15%, 1/15/25	125	122,476
Exelon Corp.:
3.95%, 6/15/25	250	252,331
5.10%, 6/15/45	250	255,268
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	159,317
Florida Power & Light Co.:
2.75%, 6/01/23	250	247,875
5.95%, 2/01/38	50	63,486
Georgia Power Co., 4.30%, 3/15/42	200	184,509
Great Plains Energy, Inc., 5.29%, 6/15/22 (c)	150	165,042
Indiana Michigan Power Co., 6.05%, 3/15/37	175	208,611
Interstate Power & Light Co., 3.25%, 12/01/24	250	253,106
Kansas City Power & Light Co., 3.65%, 8/15/25	150	153,137

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
LG&E and KU Energy LLC, 3.75%, 11/15/20	$50	$52,252
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	266,908
Nevada Power Co., 5.45%, 5/15/41	50	57,774
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,000	1,009,609
NiSource Finance Corp., 6.13%, 3/01/22	500	582,394
Nisource Finance Corp.:
5.95%, 6/15/41	50	58,137
5.25%, 2/15/43	75	81,509
Northeast Utilities, 1.45%, 5/01/18	250	248,010
Northern States Power Co.:
3.40%, 8/15/42	200	176,332
4.00%, 8/15/45	85	84,415
Oglethorpe Power Corp., 4.55%, 6/01/44	250	246,748
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	123,312
5.30%, 6/01/42	75	82,922
3.75%, 4/01/45 (a)	250	222,042
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	503,369
6.05%, 3/01/34	250	301,864
5.13%, 11/15/43	250	276,344
4.75%, 2/15/44	250	263,202
PacifiCorp:
2.95%, 2/01/22	100	100,324
2.95%, 6/01/23	300	299,150
Pennsylvania Electric Co., 6.15%, 10/01/38	250	278,684
Potomac Electric Power Co., 3.60%, 3/15/24	250	259,974
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	250,024
3.40%, 6/01/23	250	250,374
Progress Energy, Inc.:
4.40%, 1/15/21	100	107,583
7.75%, 3/01/31	50	67,622
Public Service Co. of Colorado:
3.95%, 3/15/43	200	195,728
4.30%, 3/15/44	75	76,550
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	249,533
3.50%, 8/15/20	50	53,287
2.38%, 5/15/23	250	241,436
3.05%, 11/15/24	250	248,073
3.95%, 5/01/42	50	48,687
3.65%, 9/01/42	50	46,457
Puget Energy, Inc.:
5.63%, 7/15/22	500	561,779

214	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Puget Energy, Inc. (continued):
3.65%, 5/15/25 (a)	$250	$246,716
South Carolina Electric & Gas Co., 4.60%, 6/15/43	250	254,618
Southern California Edison Co.:
1.13%, 5/01/17	500	499,604
2.40%, 2/01/22	250	247,375
5.50%, 3/15/40	50	59,285
4.65%, 10/01/43	350	378,021
Toledo Edison Co., 6.15%, 5/15/37	100	115,565
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	403,552
4.00%, 1/15/43	250	245,641
4.45%, 2/15/44	150	157,083
WEC Energy Group, Inc., 3.55%, 6/15/25	350	355,481

		21,563,970
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	353,660
Emerson Electric Co.:
5.00%, 4/15/19	100	110,546
2.63%, 2/15/23	350	344,603
Pentair Finance SA, 1.88%, 9/15/17	250	247,269
Roper Industries, Inc., 3.13%, 11/15/22	150	147,951

		1,204,029
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	758,470
Corning, Inc.:
3.70%, 11/15/23	250	261,079
4.75%, 3/15/42	50	52,497
Ingram Micro, Inc., 4.95%, 12/15/24	200	206,349
Jabil Circuit, Inc., 4.70%, 9/15/22	250	243,125
Tyco Electronics Group SA:
6.55%, 10/01/17	50	54,790
3.50%, 2/03/22	100	102,538

		1,678,848
Energy Equipment & Services — 0.1%
Baker Hughes, Inc., 5.13%, 9/15/40	100	102,613
Ensco PLC:
4.70%, 3/15/21	100	84,210
4.50%, 10/01/24	250	184,684
5.20%, 3/15/25	65	49,470
FMC Technologies, Inc., 3.45%, 10/01/22	100	93,468

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co.:
6.15%, 9/15/19	$100	$113,989
4.50%, 11/15/41	50	47,835
4.75%, 8/01/43	250	248,234
National Oilwell Varco, Inc., 3.95%, 12/01/42	150	124,509
Noble Holding International Ltd.:
2.50%, 3/15/17	150	139,495
5.95%, 4/01/25	200	156,528
5.25%, 3/15/42	50	31,951
TransCanada PipeLines Ltd., 6.20%, 10/15/37	200	220,954
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/01/42	250	190,946

		1,788,886
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.:
1.13%, 12/15/17	150	149,990
2.25%, 2/15/22	85	84,204
CVS Health Corp.:
2.25%, 8/12/19	500	505,391
4.00%, 12/05/23	500	529,731
4.88%, 7/20/35	1,000	1,049,271
Kraft Heinz Foods Co. (a):
2.00%, 7/02/18	1,000	1,001,393
5.00%, 7/15/35	500	522,294
Kroger Co.:
6.15%, 1/15/20	100	114,611
3.30%, 1/15/21	500	513,068
3.40%, 4/15/22	100	101,938
5.15%, 8/01/43	125	132,007
Target Corp., 2.30%, 6/26/19	750	766,060
Wal-Mart Stores, Inc.:
1.00%, 4/21/17	500	501,965
1.13%, 4/11/18	250	249,807
3.63%, 7/08/20	150	162,125
6.20%, 4/15/38	250	320,755
5.63%, 4/15/41	500	604,251
4.00%, 4/11/43	150	145,788
4.75%, 10/02/43	250	270,150
4.30%, 4/22/44	250	255,568
Walgreen Co., 3.10%, 9/15/22	200	196,968
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/34	155	146,935
4.80%, 11/18/44	150	143,793

		8,468,063
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	75	79,194
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	194,743

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	215

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Food Products (continued)
ConAgra Foods, Inc. (continued):
4.65%, 1/25/43	$165	$150,226
General Mills, Inc.:
2.20%, 10/21/19	300	302,851
3.15%, 12/15/21	150	152,893
JM Smucker Co.:
3.50%, 10/15/21	50	51,592
4.25%, 3/15/35	250	240,938
Kellogg Co.:
1.88%, 11/17/16	200	201,809
Series B, 7.45%, 4/01/31	100	129,408
Kraft Foods Group, Inc.:
5.38%, 2/10/20	52	58,079
6.50%, 2/09/40	250	299,705
5.00%, 6/04/42	200	205,135
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	234,168
Mondelez International, Inc.:
2.25%, 2/01/19	250	251,566
4.00%, 2/01/24	250	259,066
Sysco Corp.:
3.75%, 10/01/25	100	101,052
4.85%, 10/01/45	150	153,447
Tyson Foods, Inc.:
2.65%, 8/15/19	500	503,769
4.50%, 6/15/22	150	158,966
4.88%, 8/15/34	70	71,336
Unilever Capital Corp.:
2.20%, 3/06/19	200	203,986
4.25%, 2/10/21	200	221,850

		4,225,779
Gas Utilities — 0.0%
AGL Capital Corp., 3.50%, 9/15/21	50	51,613
Atmos Energy Corp., 4.15%, 1/15/43	100	95,932
National Fuel Gas Co., 3.75%, 3/01/23	300	282,855

		430,400
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc., 1.85%, 6/15/18	250	249,921
Becton Dickinson & Co.:
1.80%, 12/15/17	250	251,096
2.68%, 12/15/19	500	505,592
3.30%, 3/01/23	200	199,249
6.00%, 5/15/39	250	288,315
Boston Scientific Corp.:
6.00%, 1/15/20	100	112,150
4.13%, 10/01/23	100	102,308
3.85%, 5/15/25	250	245,900

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Covidien International Finance SA:
2.95%, 6/15/23	$250	$246,742
6.55%, 10/15/37	25	31,985
Medtronic, Inc.:
1.38%, 4/01/18	300	299,550
4.13%, 3/15/21	50	54,265
3.15%, 3/15/22	350	355,001
2.75%, 4/01/23	500	490,929
3.63%, 3/15/24	400	410,696
4.38%, 3/15/35	350	353,813
4.00%, 4/01/43	150	139,793
4.63%, 3/15/45	250	257,774
St. Jude Medical, Inc.:
3.25%, 4/15/23	150	147,671
3.88%, 9/15/25	45	45,642
Stryker Corp., 1.30%, 4/01/18	200	198,960
Zimmer Holdings, Inc.:
3.15%, 4/01/22	500	495,052
4.25%, 8/15/35	295	276,135

		5,758,539
Health Care Providers & Services — 0.6%
Aetna, Inc.:
1.50%, 11/15/17	250	250,248
4.13%, 6/01/21	250	264,946
2.75%, 11/15/22	250	241,247
3.50%, 11/15/24	70	69,634
6.75%, 12/15/37	50	62,189
4.75%, 3/15/44	25	25,387
AmerisourceBergen Corp.:
1.15%, 5/15/17	250	249,021
4.25%, 3/01/45	250	233,527
Anthem, Inc.:
1.88%, 1/15/18	450	450,175
2.25%, 8/15/19	225	223,990
3.13%, 5/15/22	200	197,961
3.30%, 1/15/23	100	98,959
4.63%, 5/15/42	50	49,266
5.10%, 1/15/44	150	155,903
4.85%, 8/15/54	150	147,654
Cardinal Health, Inc.:
3.20%, 6/15/22	50	50,289
3.50%, 11/15/24	250	249,883
4.60%, 3/15/43	50	48,328
Cigna Corp.:
4.00%, 2/15/22	25	25,898
3.25%, 4/15/25	300	290,469
5.38%, 2/15/42	50	54,213
Dignity Health:
2.64%, 11/01/19	100	102,014
5.27%, 11/01/64	100	103,822
Express Scripts Holding Co.:
2.65%, 2/15/17	350	355,762
2.25%, 6/15/19	350	348,900

216	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Express Scripts Holding Co. (continued):
4.75%, 11/15/21	$300	$323,907
3.50%, 6/15/24	250	246,024
Humana, Inc., 4.95%, 10/01/44	250	253,905
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	103,031
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	101,532
4.00%, 11/01/23	100	101,655
3.60%, 2/01/25	75	72,605
McKesson Corp.:
2.85%, 3/15/23	150	145,412
4.88%, 3/15/44	250	254,327
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	108,571
4.25%, 4/01/24	250	256,846
3.50%, 3/30/25	370	359,266
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	251,405
1.63%, 3/15/19	550	546,240
2.30%, 12/15/19	250	253,303
2.88%, 3/15/23	250	249,071
4.63%, 7/15/35	555	585,602
6.88%, 2/15/38	100	133,160
5.95%, 2/15/41	100	121,049
3.95%, 10/15/42	150	141,325

		8,957,921
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20	250	262,105
Hyatt Hotels Corp., 3.38%, 7/15/23	190	185,235
Marriott International, Inc.:
3.00%, 3/01/19	100	102,216
3.25%, 9/15/22	100	100,195
McDonald’s Corp.:
1.88%, 5/29/19	100	100,054
3.50%, 7/15/20	50	52,485
3.25%, 6/10/24	400	398,639
3.38%, 5/26/25	500	501,937
3.70%, 2/15/42	100	86,598
Starbucks Corp., 3.85%, 10/01/23	250	265,230
Starwood Hotels & Resorts Worldwide, Inc., 4.50%, 10/01/34	250	220,558
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	49,705
Yum! Brands, Inc.:
5.30%, 9/15/19	100	110,473

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. (continued):
5.35%, 11/01/43	$100	$96,026

		2,531,456
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	205,403
Mohawk Industries, Inc., 3.85%, 2/01/23	125	126,799
Newell Rubbermaid, Inc., 4.00%, 12/01/24	250	254,152
Whirlpool Corp., 5.15%, 3/01/43	200	203,622

		789,976
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	50	49,753
3.50%, 12/15/24	250	250,763
Kimberly-Clark Corp.:
1.90%, 5/22/19	500	502,346
3.63%, 8/01/20	50	53,175
2.65%, 3/01/25	85	82,752
Procter & Gamble Co.:
2.30%, 2/06/22	250	250,708
5.55%, 3/05/37	250	304,634

		1,494,131
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	511,706
5.60%, 6/15/42	50	49,995
Southern Power Co., 5.25%, 7/15/43	500	514,830

		1,076,531
Industrial Conglomerates — 0.1%
General Electric Co.:
5.25%, 12/06/17	750	812,563
2.70%, 10/09/22	150	150,379
4.50%, 3/11/44	500	518,148
Koninklijke Philips NV, 3.75%, 3/15/22	250	254,191

		1,735,281
Insurance — 1.0%
ACE INA Holdings, Inc., 4.15%, 3/13/43	150	143,951
Aflac, Inc.:
2.65%, 2/15/17	250	255,318
3.63%, 6/15/23	250	256,532
3.63%, 11/15/24	250	254,799
Alleghany Corp., 4.95%, 6/27/22	50	54,055
Allstate Corp.:
3.15%, 6/15/23	250	252,588

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	217

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
Allstate Corp. (continued):
4.50%, 6/15/43	$150	$150,857
American International Group, Inc.:
2.30%, 7/16/19	500	502,887
3.38%, 8/15/20	250	260,894
4.88%, 6/01/22	250	275,863
4.13%, 2/15/24	250	262,645
4.70%, 7/10/35	500	515,393
Aon PLC, 4.45%, 5/24/43	200	190,471
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	128,998
Assurant, Inc., 2.50%, 3/15/18	250	252,746
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	114,401
AXA SA, 8.60%, 12/15/30	50	67,844
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	100	98,590
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	100	101,340
1.55%, 2/09/18	500	504,059
2.10%, 8/14/19	500	508,743
4.50%, 2/11/43	100	99,649
CNA Financial Corp., 5.75%, 8/15/21	100	113,947
First American Financial Corp., 4.60%, 11/15/24	200	204,787
Hartford Financial Services Group, Inc.:
6.30%, 3/15/18	250	276,348
6.63%, 3/30/40	100	128,654
6.10%, 10/01/41	100	118,859
Lincoln National Corp.:
4.85%, 6/24/21	300	329,820
4.20%, 3/15/22	100	103,879
4.00%, 9/01/23	200	207,472
3.35%, 3/09/25	65	63,885
Loews Corp., 2.63%, 5/15/23	250	240,298
Markel Corp., 3.63%, 3/30/23	250	248,640
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	237,706
2.35%, 3/06/20	190	191,367
4.80%, 7/15/21	50	55,149
MetLife, Inc.:
4.75%, 2/08/21	200	222,095
3.00%, 3/01/25	650	629,783
6.40%, 12/15/36	100	109,000
4.13%, 8/13/42	300	284,882
4.88%, 11/13/43	250	263,536
Old Republic International Corp., 4.88%, 10/01/24	250	262,077
Principal Financial Group, Inc.:
1.85%, 11/15/17	250	251,551
3.40%, 5/15/25	250	245,959
4.63%, 9/15/42	50	49,211

Corporate Bonds	Par (000)	Value
Insurance (continued)
Progressive Corp.:
3.75%, 8/23/21	$50	$53,444
4.35%, 4/25/44	100	100,120
3.70%, 1/26/45	200	178,874
Prudential Financial, Inc.:
2.35%, 8/15/19	350	351,921
5.38%, 6/21/20	350	394,425
8.88%, 6/15/38 (d)	100	114,775
5.10%, 8/15/43	250	265,099
5.20%, 3/15/44 (d)	100	98,219
5.38%, 5/15/45 (d)	250	248,125
Chubb Corp., Series 1, 6.50%, 5/15/38	100	130,061
Travelers Cos., Inc.:
3.90%, 11/01/20	250	270,406
4.60%, 8/01/43	100	104,341
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	124,945
Voya Financial, Inc., 2.90%, 2/15/18	750	765,808
WR Berkley Corp., 4.63%, 3/15/22	200	212,326
XLIT Ltd.:
2.30%, 12/15/18	250	252,313
5.75%, 10/01/21	100	114,241

		13,870,971
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
1.20%, 11/29/17	250	248,956
2.60%, 12/05/19	350	358,659
4.80%, 12/05/34	250	256,890

		864,505
Internet Software & Services — 0.1%
Baidu, Inc.:
3.25%, 8/06/18	205	208,957
2.75%, 6/09/19	350	346,332
eBay, Inc.:
2.20%, 8/01/19	500	493,818
3.25%, 10/15/20	50	50,781
2.60%, 7/15/22	50	46,213
Expedia, Inc., 4.50%, 8/15/24	250	250,861
Google, Inc., 3.63%, 5/19/21	25	26,834

		1,423,796
IT Services — 0.3%
Alibaba Group Holding Ltd. (a):
3.13%, 11/28/21	225	216,075
4.50%, 11/28/34	250	232,347
Fidelity National Information Services, Inc.:
1.45%, 6/05/17	250	247,927
2.00%, 4/15/18	250	248,673
3.50%, 4/15/23	25	23,751

218	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
IT Services (continued)
International Business Machines Corp.:
1.25%, 2/08/18	$500	$500,336
1.95%, 2/12/19	250	252,631
1.88%, 5/15/19	250	251,864
2.90%, 11/01/21	100	102,869
3.63%, 2/12/24	275	283,375
4.00%, 6/20/42	350	322,784
Total System Services, Inc., 2.38%, 6/01/18	250	250,679
Verisk Analytics, Inc., 4.00%, 6/15/25	250	247,235
Western Union Co.:
2.88%, 12/10/17	250	255,353
6.20%, 11/17/36	25	24,181
Xerox Corp.:
5.63%, 12/15/19	100	110,703
2.80%, 5/15/20	500	495,157

		4,065,940
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	59,160
Mattel, Inc., 1.70%, 3/15/18	200	199,106

		258,266
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	202,193
Life Technologies Corp., 6.00%, 3/01/20	100	114,195
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	502,743
3.30%, 2/15/22	55	55,154
3.15%, 1/15/23	250	245,919

		1,120,204
Machinery — 0.2%
Caterpillar, Inc.:
3.90%, 5/27/21	50	53,856
3.40%, 5/15/24	500	499,397
5.20%, 5/27/41	100	110,246
3.80%, 8/15/42	250	229,175
Danaher Corp., 3.90%, 6/23/21	50	53,740
Deere & Co., 3.90%, 6/09/42	50	47,613
Flowserve Corp., 3.50%, 9/15/22	100	99,015
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	251,270
4.88%, 9/15/41	50	54,773
3.90%, 9/01/42	75	72,086
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	56,353
2.88%, 1/15/19	500	508,359
Joy Global, Inc., 5.13%, 10/15/21	50	47,788

Corporate Bonds	Par (000)	Value
Machinery (continued)
Stanley Black & Decker, Inc., 2.90%, 11/01/22	$150	$148,747
Trinity Industries, Inc., 4.55%, 10/01/24	250	236,157
Valmont Industries, Inc., 5.00%, 10/01/44	250	220,024

		2,688,599
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	108,108
3.00%, 9/15/22	150	147,826
6.20%, 12/15/34	100	114,283
6.15%, 2/15/41	150	171,071
4.75%, 9/15/44	500	492,191
CBS Corp., 4.85%, 7/01/42	325	298,522
CCO Safari II LLC (a):
3.58%, 7/23/20	500	496,317
4.91%, 7/23/25	430	427,937
6.48%, 10/23/45	500	504,425
Cintas Corp. No 2, 4.30%, 6/01/21	25	27,267
Comcast Corp.:
5.15%, 3/01/20	350	395,131
3.60%, 3/01/24	250	258,497
4.25%, 1/15/33	650	646,008
4.20%, 8/15/34	235	231,798
4.40%, 8/15/35	250	251,596
6.45%, 3/15/37	200	253,107
4.65%, 7/15/42	150	154,231
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40%, 3/15/17	250	253,305
3.80%, 3/15/22	250	251,629
4.45%, 4/01/24	250	256,457
3.95%, 1/15/25	350	343,288
5.15%, 3/15/42	150	140,952
Discovery Communications LLC:
4.38%, 6/15/21	50	52,094
3.25%, 4/01/23	50	47,454
4.95%, 5/15/42	50	44,816
4.88%, 4/01/43	150	129,384
Grupo Televisa SAB, 5.00%, 5/13/45	200	180,676
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	251,057
NBCUniversal Media LLC:
4.38%, 4/01/21	600	657,344
2.88%, 1/15/23	250	247,665
5.95%, 4/01/41	250	299,226
Omnicom Group, Inc.:
3.63%, 5/01/22	125	126,479
3.65%, 11/01/24	70	68,739

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	219

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	$250	$245,321
Thomson Reuters Corp.:
6.50%, 7/15/18	250	280,521
4.30%, 11/23/23	250	259,709
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	349,582
5.00%, 2/01/20	500	536,471
4.13%, 2/15/21	100	102,782
6.55%, 5/01/37	150	147,387
6.75%, 6/15/39	50	50,012
5.50%, 9/01/41	250	223,903
4.50%, 9/15/42	475	375,546
Time Warner, Inc.:
4.88%, 3/15/20	250	277,143
3.60%, 7/15/25	250	244,800
7.63%, 4/15/31	250	319,239
7.70%, 5/01/32	250	324,641
6.25%, 3/29/41	150	172,759
5.35%, 12/15/43	250	263,022
4.65%, 6/01/44	250	238,533
Viacom, Inc.:
2.50%, 9/01/18	500	502,639
5.63%, 9/15/19	250	275,035
3.13%, 6/15/22	150	139,776
3.25%, 3/15/23	200	182,927
6.88%, 4/30/36	250	259,735
4.38%, 3/15/43	70	51,637
5.85%, 9/01/43	100	92,576
Walt Disney Co.:
1.85%, 5/30/19	500	503,195
3.75%, 6/01/21	50	53,935
2.35%, 12/01/22	300	296,304
3.15%, 9/17/25	165	167,144
WPP Finance 2010:
4.75%, 11/21/21	100	109,335
3.75%, 9/19/24	250	249,128

		15,623,617
Metals & Mining — 0.5%
Barrick Gold Corp.:
3.85%, 4/01/22	350	319,713
4.10%, 5/01/23	500	442,455
Barrick North America Finance LLC, 5.70%, 5/30/41	50	40,376
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	100	100,545
2.05%, 9/30/18	175	175,476
2.88%, 2/24/22	250	245,762
5.00%, 9/30/43	350	354,008
Carpenter Technology Corp., 4.45%, 3/01/23	250	245,211
Freeport-McMoRan, Inc.:
2.15%, 3/01/17	100	94,750

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc. (continued):
3.55%, 3/01/22	$50	$37,500
5.40%, 11/14/34	100	69,969
5.45%, 3/15/43	350	243,250
Goldcorp, Inc.:
2.13%, 3/15/18	150	148,248
3.63%, 6/09/21	250	240,885
Kinross Gold Corp., 5.95%, 3/15/24	200	162,528
Newmont Mining Corp.:
3.50%, 3/15/22	450	403,896
4.88%, 3/15/42	50	38,612
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	23,862
Rio Tinto Finance USA Ltd.:
1.63%, 8/21/17	250	249,132
4.13%, 5/20/21	150	157,245
2.88%, 8/21/22	100	94,679
3.75%, 6/15/25	500	487,700
5.20%, 11/02/40	350	338,929
4.75%, 3/22/42	100	92,862
Southern Copper Corp.:
6.75%, 4/16/40	100	88,763
5.88%, 4/23/45	365	296,325
Teck Resources Ltd.:
3.00%, 3/01/19	450	320,625
4.75%, 1/15/22	300	192,750
3.75%, 2/01/23	100	61,000
5.20%, 3/01/42	50	27,625
Vale Overseas Ltd.:
4.38%, 1/11/22 (e)	750	661,455
6.88%, 11/21/36	200	157,020
Vale SA, 5.63%, 9/11/42	250	171,250

		6,784,406
Multi-Utilities — 0.2%
CMS Energy Corp., 4.70%, 3/31/43	200	202,230
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	115,025
4.20%, 3/15/42	150	146,158
3.95%, 3/01/43	150	142,198
4.45%, 3/15/44	250	255,704
Dominion Resources, Inc.:
1.40%, 9/15/17	250	249,104
3.63%, 12/01/24	250	249,904
4.90%, 8/01/41	50	51,109
ONE Gas, Inc., 4.66%, 2/01/44	250	262,253
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	261,834

220	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Multi-Utilities (continued)
San Diego Gas & Electric Co. (continued):
4.30%, 4/01/42	$100	$103,568
SCANA Corp., 4.13%, 2/01/22	100	101,624
Sempra Energy:
2.30%, 4/01/17	250	252,765
2.40%, 3/15/20	250	249,744
4.05%, 12/01/23	250	260,674
3.55%, 6/15/24	250	251,608

		3,155,502
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	249,770
Kohl’s Corp.:
4.00%, 11/01/21	50	51,661
5.55%, 7/17/45	100	97,964
Nordstrom, Inc., 4.00%, 10/15/21	100	106,805
Target Corp.:
2.90%, 1/15/22	150	153,056
4.00%, 7/01/42	350	344,267

		1,003,523
Oil, Gas & Consumable Fuels — 2.8%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	50	49,963
Anadarko Petroleum Corp.:
6.45%, 9/15/36	350	385,050
4.50%, 7/15/44	250	222,374
Apache Corp.:
3.25%, 4/15/22	145	141,169
6.00%, 1/15/37	100	106,622
4.75%, 4/15/43	250	225,591
4.25%, 1/15/44	100	85,025
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	173,455
BP Capital Markets PLC:
1.85%, 5/05/17	250	252,149
1.38%, 5/10/18	250	248,227
2.24%, 9/26/18	300	304,138
2.24%, 5/10/19	500	503,696
2.52%, 1/15/20	115	116,561
2.32%, 2/13/20	250	250,928
4.74%, 3/11/21	50	55,314
3.06%, 3/17/22	210	210,486
3.25%, 5/06/22	100	100,643
3.99%, 9/26/23	250	259,392
Buckeye Partners LP, 4.15%, 7/01/23	250	229,545
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	100	95,576
3.80%, 4/15/24	250	231,191
3.90%, 2/01/25	250	229,881
6.25%, 3/15/38	50	49,806

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc.:
5.70%, 10/15/19	$150	$163,606
3.00%, 8/15/22	100	91,174
5.20%, 9/15/43	250	218,116
Chevron Corp.:
1.72%, 6/24/18	500	503,880
2.19%, 11/15/19	555	560,991
2.43%, 6/24/20	550	557,227
2.41%, 3/03/22	145	141,933
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	300	280,992
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	503,800
ConocoPhillips Co.:
1.05%, 12/15/17	1,000	991,998
4.15%, 11/15/34	395	374,958
6.50%, 2/01/39	400	483,876
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	123,902
Continental Resources, Inc.:
5.00%, 9/15/22	250	218,750
4.50%, 4/15/23	300	260,513
Devon Energy Corp.:
2.25%, 12/15/18	500	500,932
4.00%, 7/15/21	150	153,892
5.00%, 6/15/45	250	226,504
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	250	163,484
Ecopetrol SA:
7.63%, 7/23/19	100	109,720
5.38%, 6/26/26	250	218,125
5.88%, 5/28/45	250	190,625
Enable Midstream Partners LP, 2.40%, 5/15/19 (a)	350	332,470
Enbridge Energy Partners LP, 4.20%, 9/15/21	100	101,104
Enbridge, Inc., 3.50%, 6/10/24	65	58,772
Encana Corp., 3.90%, 11/15/21	700	644,902
Energy Transfer Partners LP:
9.70%, 3/15/19	44	52,494
5.20%, 2/01/22	250	251,167
3.60%, 2/01/23	150	135,039
4.90%, 2/01/24	250	238,355
4.75%, 1/15/26	500	460,043
4.90%, 3/15/35	250	201,942
5.95%, 10/01/43	150	132,572
EnLink Midstream Partners LP, 5.05%, 4/01/45	150	127,088
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	498,567
3.90%, 2/15/24	125	122,725
3.75%, 2/15/25	40	38,121
3.70%, 2/15/26	210	198,439
5.95%, 2/01/41	150	154,528

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	221

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued):
4.45%, 2/15/43	$75	$63,902
4.85%, 3/15/44	200	178,294
5.10%, 2/15/45	250	228,195
EOG Resources, Inc.:
5.63%, 6/01/19	150	168,903
3.15%, 4/01/25	80	78,592
EQT Corp., 4.88%, 11/15/21	50	50,910
Exxon Mobil Corp.:
2.40%, 3/06/22	500	497,886
3.18%, 3/15/24	250	258,158
2.71%, 3/06/25	250	244,714
Hess Corp.:
8.13%, 2/15/19	200	233,573
5.60%, 2/15/41	300	279,569
Husky Energy, Inc., 3.95%, 4/15/22	150	144,867
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	241,034
5.00%, 10/01/21	200	204,799
3.95%, 9/01/22	225	211,288
4.15%, 2/01/24	250	226,729
4.25%, 9/01/24	155	140,863
6.50%, 2/01/37	100	95,640
5.00%, 8/15/42	75	59,266
5.40%, 9/01/44	250	206,446
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	245,457
4.30%, 6/01/25	160	143,736
5.30%, 12/01/34	250	212,889
5.55%, 6/01/45	250	207,659
5.05%, 2/15/46	250	198,361
Magellan Midstream Partners LP, 3.20%, 3/15/25	500	464,437
Marathon Oil Corp.:
5.90%, 3/15/18	100	108,013
2.80%, 11/01/22	400	357,992
3.85%, 6/01/25	250	221,324
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	163,451
3.63%, 9/15/24	115	111,137
4.75%, 9/15/44	250	222,204
Murphy Oil Corp., 4.00%, 6/01/22	100	86,499
Nabors Industries, Inc.:
5.00%, 9/15/20	50	48,558
4.63%, 9/15/21	250	226,929
Nexen Energy ULC, 6.40%, 5/15/37	100	117,614
Noble Energy, Inc.:
4.15%, 12/15/21	150	150,943
5.25%, 11/15/43	250	222,127
Occidental Petroleum Corp.:
4.10%, 2/01/21	50	53,840

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued):
3.50%, 6/15/25	$250	$249,297
ONEOK Partners LP:
2.00%, 10/01/17	250	248,404
3.38%, 10/01/22	500	449,735
6.13%, 2/01/41	50	44,991
Petroleos Mexicanos:
3.50%, 7/18/18	350	353,850
3.13%, 1/23/19	250	244,687
4.88%, 1/24/22	400	396,084
3.50%, 1/30/23	400	360,000
4.50%, 1/23/26 (a)	500	460,950
6.50%, 6/02/41	300	275,940
6.38%, 1/23/45	750	673,800
Phillips 66:
4.65%, 11/15/34	355	345,574
5.88%, 5/01/42	100	108,238
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	148,328
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23	250	229,346
5.15%, 6/01/42	50	46,309
4.70%, 6/15/44	250	219,523
Plains Exploration & Production Co., 6.50%, 11/15/20	162	146,105
Rowan Cos., Inc.:
4.75%, 1/15/24	50	36,627
5.40%, 12/01/42	100	59,288
Shell International Finance BV:
4.38%, 3/25/20	100	109,780
2.13%, 5/11/20	750	750,776
4.13%, 5/11/35	500	486,397
6.38%, 12/15/38	300	374,267
5.50%, 3/25/40	50	57,083
4.55%, 8/12/43	200	201,252
Southwestern Energy Co.:
4.05%, 1/23/20	500	497,144
4.10%, 3/15/22	100	90,460
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	134,713
Spectra Energy Partners LP:
4.75%, 3/15/24	250	258,415
3.50%, 3/15/25	250	233,412
Statoil ASA:
1.95%, 11/08/18	250	251,563
2.65%, 1/15/24	500	477,687
3.70%, 3/01/24	250	256,924
5.10%, 8/17/40	100	110,158
Suncor Energy, Inc.:
6.10%, 6/01/18	200	220,848
3.60%, 12/01/24	165	163,587
6.50%, 6/15/38	250	299,526

222	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP:
4.95%, 1/15/43	$250	$192,629
5.30%, 4/01/44	100	80,882
Talisman Energy, Inc.:
3.75%, 2/01/21	300	282,919
5.50%, 5/15/42	50	38,626
TC PipeLines LP, 4.38%, 3/13/25	250	239,998
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	100	107,347
Total Capital Canada Ltd., 2.75%, 7/15/23	150	143,954
Total Capital International SA:
1.50%, 2/17/17	100	100,874
2.13%, 1/10/19	350	356,258
2.75%, 6/19/21	250	253,989
2.70%, 1/25/23	500	486,703
Total Capital SA, 2.13%, 8/10/18	500	507,960
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	1,000	1,004,527
4.63%, 3/01/34	250	239,313
5.00%, 10/16/43	150	145,982
Valero Energy Corp.:
6.13%, 2/01/20	150	170,083
6.63%, 6/15/37	300	329,539
Weatherford International Ltd.:
6.00%, 3/15/18	150	151,830
9.63%, 3/01/19	250	267,833
5.13%, 9/15/20	50	43,573
5.95%, 4/15/42	350	243,324
Williams Cos., Inc.:
7.88%, 9/01/21	31	31,499
3.70%, 1/15/23	100	77,547
4.55%, 6/24/24	45	35,682
5.75%, 6/24/44	250	172,668
Williams Partners LP:
4.00%, 11/15/21	250	240,147
4.30%, 3/04/24	250	226,821
3.90%, 1/15/25	250	215,270
4.00%, 9/15/25	250	216,530

		39,366,281
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	50,789
Georgia-Pacific LLC, 8.88%, 5/15/31	25	35,924
International Paper Co.:
3.65%, 6/15/24	500	494,141
5.00%, 9/15/35	250	245,123
Westvaco Corp., 8.20%, 1/15/30	100	137,247

		963,224

Corporate Bonds	Par (000)	Value
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	$250	$252,446
3.25%, 3/15/24	250	259,646

		512,092
Pharmaceuticals — 1.1%
Abbott Laboratories, 2.55%, 3/15/22	1,000	987,864
AbbVie, Inc.:
1.75%, 11/06/17	300	300,891
2.00%, 11/06/18	150	150,572
2.50%, 5/14/20	500	499,899
4.50%, 5/14/35	450	434,387
4.40%, 11/06/42	400	365,507
4.70%, 5/14/45	250	242,559
Actavis Funding SCS:
2.35%, 3/12/18	750	752,984
3.45%, 3/15/22	155	153,223
4.55%, 3/15/35	130	119,608
4.85%, 6/15/44	250	227,857
4.75%, 3/15/45	500	453,977
Actavis, Inc., 3.25%, 10/01/22	150	146,278
Allergan, Inc., 1.35%, 3/15/18	250	245,585
AstraZeneca PLC:
5.90%, 9/15/17	100	108,955
1.95%, 9/18/19	500	503,768
6.45%, 9/15/37	100	129,256
Baxalta, Inc. (a):
2.88%, 6/23/20	500	499,813
4.00%, 6/23/25	100	100,155
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	250,970
2.00%, 8/01/22	250	239,832
4.50%, 3/01/44	250	264,592
Eli Lilly & Co.:
1.95%, 3/15/19	250	253,536
2.75%, 6/01/25	45	44,307
3.70%, 3/01/45	250	235,387
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	150	149,741
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	110,890
6.38%, 5/15/38	300	380,914
Johnson & Johnson:
2.45%, 12/05/21	450	457,865
4.38%, 12/05/33	250	273,059
4.50%, 9/01/40	100	109,316
Merck & Co., Inc.:
3.88%, 1/15/21	250	268,823
2.75%, 2/10/25	70	68,134
4.15%, 5/18/43	250	247,369
3.70%, 2/10/45	400	366,998
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	557,021

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	223

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc., 4.20%, 11/29/23	$250	$252,643
Novartis Capital Corp.:
4.40%, 4/24/20	100	110,709
3.40%, 5/06/24	650	672,787
Perrigo Co. PLC, 2.30%, 11/08/18	250	247,291
Perrigo Finance PLC, 3.90%, 12/15/24	250	246,226
Pfizer, Inc.:
1.10%, 5/15/17	850	851,567
1.50%, 6/15/18	500	502,007
4.30%, 6/15/43	500	495,197
4.40%, 5/15/44	250	251,159
Sanofi, 1.25%, 4/10/18	250	249,437
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/16	200	202,415
3.65%, 11/10/21	113	114,372
2.95%, 12/18/22	59	56,507
Zoetis, Inc., 4.70%, 2/01/43	150	134,397

		15,088,606
Real Estate — 0.2%
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	98,464
3.45%, 6/01/25	100	98,565
Boston Properties LP:
3.70%, 11/15/18	200	209,573
3.13%, 9/01/23	250	243,135
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	246,743
Duke Realty LP, 3.63%, 4/15/23	250	246,648
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	271,465
Series E, 4.00%, 6/15/25	190	187,294
Liberty Property LP, 4.40%, 2/15/24	250	259,828
Simon Property Group LP:
2.80%, 1/30/17	100	101,895
2.15%, 9/15/17	250	253,564
4.13%, 12/01/21	100	106,994
3.38%, 3/15/22	100	102,783
4.25%, 10/01/44	250	242,775
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	250	248,944
4.25%, 3/01/22	100	104,373

		3,023,043
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
3.40%, 2/15/19	250	257,344
2.80%, 6/01/20	250	249,484
5.05%, 9/01/20	25	27,324
5.90%, 11/01/21	500	566,061

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
American Tower Corp. (continued):
4.70%, 3/15/22	$100	$105,129
3.50%, 1/31/23	150	144,511
DDR Corp., 4.63%, 7/15/22	100	104,735
ERP Operating LP:
4.75%, 7/15/20	100	109,657
4.50%, 7/01/44	150	151,097
Essex Portfolio LP, 3.88%, 5/01/24	100	100,385
HCP, Inc.:
6.00%, 1/30/17	100	105,386
2.63%, 2/01/20	250	249,137
5.38%, 2/01/21	250	276,900
3.15%, 8/01/22	100	97,330
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	146,835
Hospitality Properties Trust, 5.00%, 8/15/22	200	211,664
Kilroy Realty LP, 6.63%, 6/01/20	250	288,275
Kimco Realty Corp., 3.20%, 5/01/21	250	253,078
Mid-America Apartments LP, 4.30%, 10/15/23	200	205,370
Omega Healthcare Investors, Inc.:
5.88%, 3/15/24	250	260,625
4.50%, 4/01/27 (a)	250	237,927
Prologis LP, 4.50%, 8/15/17	500	524,626
Realty Income Corp., 4.65%, 8/01/23	250	263,753
Simon Property Group LP, 4.75%, 3/15/42	100	104,702
Welltower, Inc.:
4.13%, 4/01/19	200	211,402
5.25%, 1/15/22	50	54,794
4.00%, 6/01/25	250	249,926
Weyerhaeuser Co., 7.38%, 3/15/32	350	439,920

		5,997,377
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	824,080
3.75%, 4/01/24	50	51,527
5.40%, 6/01/41	50	55,135
4.40%, 3/15/42	150	145,412
4.45%, 3/15/43	200	193,846
4.55%, 9/01/44	250	245,211
Canadian National Railway Co.:
1.45%, 12/15/16	50	50,309
2.95%, 11/21/24	305	300,363
3.50%, 11/15/42	100	89,747
Canadian Pacific Railway Co.:
2.90%, 2/01/25	250	236,060
5.75%, 1/15/42	25	28,312

224	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
Canadian Pacific Railway Co. (continued):
4.80%, 8/01/45	$110	$110,199
CSX Corp.:
3.70%, 10/30/20	100	105,997
4.75%, 5/30/42	100	99,112
3.95%, 5/01/50	200	173,047
4.50%, 8/01/54	250	231,808
Norfolk Southern Corp.:
7.70%, 5/15/17	150	164,895
3.00%, 4/01/22	250	249,174
3.85%, 1/15/24	250	256,387
3.95%, 10/01/42	100	89,552
4.45%, 6/15/45	250	241,563
Union Pacific Corp.:
4.16%, 7/15/22	100	107,543
3.25%, 8/15/25	250	252,223
4.30%, 6/15/42	50	50,540
4.75%, 12/15/43	250	268,226

		4,620,268
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.:
3.90%, 10/01/25	160	159,460
5.85%, 6/15/41	50	55,650
Intel Corp.:
1.35%, 12/15/17	300	299,464
4.80%, 10/01/41	300	310,275
4.90%, 7/29/45	500	517,584
KLA-Tencor Corp., 4.65%, 11/01/24	305	304,781
Lam Research Corp., 3.80%, 3/15/25	230	222,887
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	100,120
QUALCOMM, Inc.:
3.45%, 5/20/25	250	236,069
4.65%, 5/20/35	250	228,191
Seagate HDD Cayman:
3.75%, 11/15/18	125	127,879
4.75%, 6/01/23	250	246,736
Texas Instruments, Inc., 1.75%, 5/01/20	250	248,287
Xilinx, Inc., 3.00%, 3/15/21	75	76,297

		3,133,680
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17	75	75,451
CA, Inc., 4.50%, 8/15/23	170	175,676
Microsoft Corp.:
1.63%, 12/06/18	250	253,313
1.85%, 2/12/20	500	503,148
3.00%, 10/01/20	50	52,659
3.50%, 2/12/35	165	153,424

Corporate Bonds	Par (000)	Value
Software (continued)
Microsoft Corp. (continued):
5.30%, 2/08/41	$100	$116,257
3.75%, 5/01/43	150	138,037
4.00%, 2/12/55	500	452,963
Oracle Corp.:
1.20%, 10/15/17	750	751,262
5.75%, 4/15/18	150	165,639
2.25%, 10/08/19	500	505,766
3.88%, 7/15/20	100	107,835
3.25%, 5/15/30	250	235,097
4.30%, 7/08/34	250	250,651
3.90%, 5/15/35	500	474,393
5.38%, 7/15/40	150	167,009
4.50%, 7/08/44	250	252,668
Symantec Corp., 2.75%, 6/15/17	150	150,665

		4,981,913
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	260,822
AutoZone, Inc.:
3.70%, 4/15/22	50	51,441
3.13%, 7/15/23	250	247,195
3.25%, 4/15/25	165	161,854
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	236,784
Home Depot, Inc.:
2.00%, 6/15/19	350	353,812
4.40%, 4/01/21	150	165,408
3.25%, 2/01/25	250	249,892
3.35%, 9/15/25	45	45,826
5.88%, 12/16/36	100	122,907
4.20%, 4/01/43	250	252,471
4.40%, 3/15/45	250	258,412
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	202,353
4.63%, 4/15/20	100	110,478
3.12%, 4/15/22	100	102,051
5.00%, 9/15/43	150	165,326
4.25%, 9/15/44	250	247,758
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	11	11,573
3.88%, 1/15/22	300	305,479
4.38%, 9/01/23	200	206,618
3.63%, 6/01/24	250	241,791
QVC, Inc., 5.45%, 8/15/34	200	178,697
Staples, Inc., 2.75%, 1/12/18	150	151,421

		4,330,369
Technology Hardware, Storage & Peripherals — 0.3%
Adobe Systems, Inc., 3.25%, 2/01/25	70	68,674

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	225

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc.:
1.05%, 5/05/17	$500	$501,926
1.00%, 5/03/18	500	497,665
2.50%, 2/09/25	140	132,982
3.20%, 5/13/25	750	754,606
3.85%, 5/04/43	250	227,997
4.45%, 5/06/44	250	248,823
3.45%, 2/09/45	350	296,303
EMC Corp.:
1.88%, 6/01/18	250	250,620
2.65%, 6/01/20	250	252,397
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (a)(f)	250	249,312
Hewlett-Packard Co.:
3.30%, 12/09/16	150	153,062
2.75%, 1/14/19	500	507,863
4.65%, 12/09/21	100	106,047
6.00%, 9/15/41	150	147,456
NetApp, Inc.:
2.00%, 12/15/17	350	350,366
3.38%, 6/15/21	105	103,490

		4,849,589
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	106,362
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 8/06/19	45	56,084
2.63%, 1/14/20	250	252,658
2.85%, 8/09/22	250	244,256
10.20%, 2/06/39	33	53,341
4.50%, 5/02/43	400	382,085
5.38%, 1/31/44	70	76,101
Philip Morris International, Inc.:
1.13%, 8/21/17	250	249,920
1.88%, 1/15/19	250	251,396
4.13%, 5/17/21	50	53,789
2.63%, 3/06/23	250	243,698
3.38%, 8/11/25	250	250,941
4.50%, 3/20/42	50	50,135
3.88%, 8/21/42	100	92,454
4.13%, 3/04/43	200	189,271
Reynolds American, Inc.:
6.88%, 5/01/20 (a)	250	292,779
3.25%, 6/12/20	250	257,133
5.70%, 8/15/35	75	81,500
4.75%, 11/01/42	150	143,931
6.15%, 9/15/43	150	170,336
5.85%, 8/15/45	250	278,142

		3,669,950

Corporate Bonds	Par (000)	Value
Trading Companies & Distributors — 0.0%
GATX Corp.:
1.25%, 3/04/17	$500	$497,352
2.38%, 7/30/18	150	150,135

		647,487
Transportation Infrastructure — 0.1%
Ryder System, Inc.:
2.50%, 3/01/17	150	151,976
2.35%, 2/26/19	500	501,250

		653,226
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	250	253,338
4.30%, 9/01/45	250	251,981
United Utilities PLC, 5.38%, 2/01/19	50	54,057

		559,376
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV:
5.00%, 3/30/20	200	218,460
4.38%, 7/16/42	350	314,079
Rogers Communications, Inc.:
3.00%, 3/15/23	150	144,313
5.00%, 3/15/44	250	253,313
Vodafone Group PLC:
1.63%, 3/20/17	250	250,274
7.88%, 2/15/30	100	123,822
4.38%, 2/19/43	450	392,449

		1,696,710
Total Corporate Bonds — 25.4%		363,776,463

Foreign Agency Obligations
Asian Development Bank:
0.75%, 7/28/17	750	750,010
1.50%, 9/28/18	1,000	1,013,061
Brazilian Government International Bond:
8.00%, 1/15/18	69	72,917
5.88%, 1/15/19	250	261,875
4.88%, 1/22/21	650	632,125
2.63%, 1/05/23	250	202,500
4.25%, 1/07/25	750	656,250
5.63%, 1/07/41	300	243,000
5.00%, 1/27/45	500	373,750
Canada Government International Bond, 1.63%, 2/27/19	500	507,346
Colombia Government International Bond:
4.38%, 7/12/21	250	254,625

226	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Colombia Government International Bond (continued):
2.63%, 3/15/23	$250	$222,250
4.00%, 2/26/24	750	726,750
7.38%, 9/18/37	100	112,250
5.63%, 2/26/44	200	187,000
5.00%, 6/15/45	250	214,375
Corporacion Andina de Fomento, 1.50%, 8/08/17	143	142,944
Council of Europe Development Bank:
1.00%, 3/07/18	250	250,131
1.63%, 3/10/20	250	251,797
European Bank for Reconstruction & Development, 1.00%, 2/16/17	1,250	1,258,574
European Investment Bank:
1.25%, 10/14/16	100	100,747
1.75%, 3/15/17	500	507,808
0.88%, 4/18/17	1,500	1,504,033
1.63%, 6/15/17	500	507,402
1.00%, 8/17/17	1,500	1,505,745
1.00%, 3/15/18	250	250,214
1.00%, 6/15/18	250	249,725
1.13%, 8/15/18	1,000	1,001,391
1.88%, 3/15/19	500	510,553
1.75%, 6/17/19	500	507,872
1.38%, 6/15/20	1,000	993,711
Export Development Canada:
1.75%, 8/19/19	500	507,980
1.75%, 7/21/20	500	507,020
Inter-American Development Bank:
1.38%, 10/18/16	250	252,329
1.25%, 1/16/18	1,000	1,008,825
0.88%, 3/15/18	1,000	998,749
1.75%, 10/15/19	500	509,160
1.75%, 4/14/22	750	747,857
International Bank for Reconstruction & Development:
0.63%, 10/14/16	1,250	1,252,054
1.00%, 11/15/17	500	502,215
1.38%, 4/10/18	1,000	1,011,913
1.00%, 6/15/18	1,500	1,500,483
International Finance Corp.:
0.63%, 10/03/16	1,000	1,000,695
1.75%, 9/16/19	500	506,432
Israel Government International Bond, 4.50%, 1/30/43	200	200,820
Italian Government International Bond:
6.88%, 9/27/23	100	126,900
5.38%, 6/15/33	250	287,651
Japan Bank for International Cooperation, 2.13%, 2/07/19	200	204,570

Foreign Agency Obligations	Par (000)	Value
KFW:
1.25%, 2/15/17	$750	$756,401
0.75%, 3/17/17	1,500	1,501,947
2.75%, 10/01/20	500	528,313
Mexico Government International Bond:
5.63%, 1/15/17	500	530,000
8.13%, 12/30/19	100	127,125
5.13%, 1/15/20	100	110,000
3.63%, 3/15/22	500	504,500
3.60%, 1/30/25	500	489,375
6.75%, 9/27/34	150	179,250
6.05%, 1/11/40	300	328,500
4.75%, 3/08/44	450	410,625
5.55%, 1/21/45	775	793,406
Nordic Investment Bank, 1.13%, 3/19/18	500	502,172
Panama Government International Bond:
5.20%, 1/30/20	350	377,563
3.75%, 3/16/25	500	483,750
6.70%, 1/26/36	350	416,500
Peruvian Government International Bond:
7.35%, 7/21/25	400	499,000
8.75%, 11/21/33	191	269,310
5.63%, 11/18/50	150	154,875
Philippine Government International Bond:
4.00%, 1/15/21	500	537,486
4.20%, 1/21/24	500	548,098
7.75%, 1/14/31	500	708,610
3.95%, 1/20/40	250	252,764
Poland Government International Bond:
6.38%, 7/15/19	250	289,415
3.00%, 3/17/23	200	199,631
4.00%, 1/22/24	250	264,375
Province of Manitoba Canada, 1.13%, 6/01/18	500	499,255
Province of Ontario Canada:
1.20%, 2/14/18	750	751,489
2.00%, 9/27/18	500	510,126
2.00%, 1/30/19	500	508,313
4.40%, 4/14/20	200	222,952
Province of Quebec Canada:
3.50%, 7/29/20	500	539,144
2.63%, 2/13/23	250	254,737
Republic of Korea, 4.13%, 6/10/44	250	285,750
South Africa Government International Bond:
4.67%, 1/17/24	200	198,000
5.38%, 7/24/44	200	186,250

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	227

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Svensk Exportkredit AB, 1.88%, 6/17/19	$500	$508,130
Turkey Government International Bond:
7.50%, 11/07/19	500	561,725
5.63%, 3/30/21	500	521,875
3.25%, 3/23/23	750	667,327
5.75%, 3/22/24	700	725,550
6.88%, 3/17/36	250	270,375
6.00%, 1/14/41	500	486,875
6.63%, 2/17/45	250	266,782
Uruguay Government International Bond:
8.00%, 11/18/22	150	185,625
4.50%, 8/14/24	250	252,500
5.10%, 6/18/50	250	219,375
Total Foreign Agency Obligations — 3.3%		47,483,530

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	205,603
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	100	131,783
Series S-1, 7.04%, 4/01/50	100	137,105
Series S-3, 6.91%, 10/01/50	200	272,380
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	100	112,456
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	50,455
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	140,512
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	100	120,258
6.60%, 7/01/50	90	121,504
City of New York New York, GO, 5.97%, 3/01/36	100	123,084
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	121,031

Municipal Bonds	Par (000)	Value
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	$170	$180,096
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	100	121,326
Commonwealth of Pennsylvania, GO, Build America Bonds, 4.65%, 2/15/26	100	109,170
County Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	122,176
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	125,837
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	100	117,472
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	160	186,654
District of Columbia, RB, Series E, 5.59%, 12/01/34	200	242,034
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	125,416
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	102,293
Illinois State Toll Highway Authority, RB, Build America Bonds, 5.85%, 12/01/34	100	122,031
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	105,632
Los Angeles Community College District, GO, 6.75%, 8/01/49	100	138,202
Los Angeles Unified School District, GO, 6.76%, 7/01/34	150	197,235
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	313,163
Massachusetts School Building Authority, RB, 5.72%, 8/15/39	100	122,274
Metropolitan Transportation Authority, RB, Build America Bonds, Series C-1, 6.69%, 11/15/40	305	394,350

228	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	$150	$175,149
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	125	146,506
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	226,906
New Jersey State Turnpike Authority, RB, Build America Bonds, Series F, 7.41%, 1/01/40	400	553,112
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Build America Bonds, 5.77%, 8/01/36	100	120,854
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	147,132
New York State Dormitory Authority, RB, Build America Bonds, Series H, 5.43%, 3/15/39	135	159,227
New York State Urban Development Corp., RB, 5.77%, 3/15/39	200	243,380
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	100	135,360
Ohio State University, RB, Build America Bonds, Series C, 4.91%, 6/01/40	100	113,901
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	112,820
Port Authority of New York & New Jersey, RB:
158th Series, 5.86%, 12/01/24	100	122,138
159th Series, 6.04%, 12/01/29	200	245,996
182nd Series, 5.31%, 8/01/46	100	106,513
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	100	96,636

Municipal Bonds	Par (000)	Value
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series F, 6.58%, 5/15/49	$100	$128,362
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	121,890
State of California, GO, Build America Bonds, Various Purpose:
7.50%, 4/01/34	145	203,333
7.55%, 4/01/39	675	975,544
7.35%, 11/01/39	100	139,462
7.60%, 11/01/40	200	293,438
State of Connecticut, GO, Build America Bonds, Series D, 5.09%, 10/01/30	150	167,868
State of Illinois, GO:
5.67%, 3/01/18	200	213,652
Pension, 5.10%, 6/01/33	900	843,489
State of Oregon, GO, Pension, 5.76%, 6/01/23	100	116,720
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	100	125,086
State of Washington, GO, Build America Bonds, Series D, 5.48%, 8/01/39	175	213,241
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	200	232,906
University of California, RB, Series AD, 4.86%, 5/15/12	300	289,809
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31	150	161,789
University of California Medical Center, RB, Build America Bonds, Series H, 6.55%, 5/15/48	50	63,872
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	400	410,228
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	191,937
Virginia Commonwealth Transportation Board, RB, Build America Bonds, Series A-2, 5.35%, 5/15/35	75	86,963
Total Municipal Bonds — 0.8%		12,046,751

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	229

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 1.4%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.49%, 2/10/51	$341	$357,891
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A4, 5.20%, 12/11/38	1,306	1,348,361
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (d)	700	742,255
Series 2007-T26, Class A4, 5.47%, 1/12/45 (d)	1,245	1,303,579
Citigroup Commercial Mortgage Trust, Class A4:
Series 2013-GC17, 4.13%, 11/10/46	750	813,560
Series 2014-GC25, 3.64%, 10/10/47	500	521,179
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	600	619,516
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.23%, 7/10/45 (d)	700	773,959
Series 2013-CR12, Class A4, 4.05%, 10/10/46	300	324,918
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	536,383
Series 2015-PC1, Class A5, 3.90%, 7/10/50	1,500	1,587,318
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C3, Class A4, 5.89%, 6/15/39 (d)	220	230,038
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	348	365,436
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	251,385
Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	611,821
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (d)	269	283,790
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	270,412

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust (continued):
Series 2014-C22, Class A4, 3.80%, 9/15/47	$300	$316,304
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	860	888,748
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	711,114
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	302,913
Series 2013-C16, Class A2, 3.07%, 12/15/46	850	882,265
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	312,113
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,484,594
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (d)	261	281,465
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.86%, 9/12/49 (d)	675	726,211
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (d)	1,500	1,564,936
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (d)	200	218,640
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,533,700
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	500	510,264
Total Non-Agency Mortgage-Backed Securities — 1.4%		20,675,068

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.5%
Fannie Mae:
0.88%, 12/20/17 - 5/21/18	4,828	4,832,933
1.13%, 4/27/17 - 7/20/18	5,310	5,343,563
1.63%, 1/21/20	500	505,155
6.25%, 5/15/29	2,850	3,953,335
6.63%, 11/15/30	149	215,127
7.25%, 5/15/30	550	830,449
Federal Home Loan Bank:
0.63%, 12/28/16	5,000	5,010,555
5.50%, 7/15/36	100	132,230

230	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 0.75%, 1/12/18	$2,000	$1,998,324
Financing Corp., 8.60%, 9/26/19	200	255,134
Freddie Mac:
0.88%, 3/07/18	1,500	1,501,272
1.75%, 5/30/19	420	428,532
2.38%, 1/13/22	7,430	7,652,224
4.88%, 6/13/18	250	276,211
6.25%, 7/15/32	1,300	1,836,607
Tennessee Valley Authority:
3.50%, 12/15/42	140	133,657
6.25%, 12/15/17	400	446,493

		35,351,801
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae, Class A2 (d):
Series 2014-M6, 2.68%, 5/25/21	150	155,259
Series 2014-M13, 3.02%, 8/25/24	500	516,952
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	307,258
Series K026, Class A2, 2.51%, 11/25/22	200	202,369
Series K038, Class A1, 2.60%, 10/25/23	234	242,945
Series K014, Class A1, 2.79%, 10/25/20	127	131,955
Series K017, Class A2, 2.87%, 12/25/21	500	522,933
Series K033, Class A2, 3.06%, 7/25/23 (d)	100	104,303
Series K031, Class A2, 3.30%, 4/25/23 (d)	100	106,057
Series K006, Class A1, 3.40%, 7/25/19	411	428,643
Series K004, Class A1, 3.41%, 5/25/19	452	471,644
Series K037, Class A2, 3.49%, 1/25/24	200	213,696
Series K034, Class A2, 3.53%, 7/25/23 (d)	1,400	1,505,055
Series K003, Class A5, 5.09%, 3/25/19	300	335,348
Freddie Mac Mortgage-Backed Securities, Series K013, Class A2, 3.97%, 1/25/21	500	550,561

		5,794,978
Mortgage-Backed Securities — 29.6%
Fannie Mae Mortgage-Backed Securities:
1.89%, 4/01/43 (d)	349	359,876

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
1.93%, 5/01/43 (d)	$809	$835,349
2.06%, 6/01/43 (d)	793	809,377
2.48%, 8/01/42 (d)	275	284,761
2.50%, 9/01/28 - 10/01/45 (g)	15,981	16,282,140
2.80%, 8/01/41 (d)	88	93,276
3.00%, 1/01/27 - 10/01/45 (g)	49,236	50,469,671
3.13%, 11/01/40 (d)	42	44,118
3.50%, 2/01/26 - 10/01/45 (g)	51,082	53,476,418
4.00%, 10/01/25 - 10/01/45 (g)	37,726	40,331,445
4.50%, 5/01/24 - 10/01/45 (g)	17,339	18,752,622
5.00%, 1/01/19 - 10/01/45 (g)	14,021	15,419,532
5.50%, 3/01/34 - 10/01/45 (g)	7,639	8,542,289
6.00%, 3/01/34 - 10/01/45 (g)	8,040	9,087,800
6.50%, 7/01/32	202	235,920
7.00%, 2/01/32	41	46,130
Freddie Mac Mortgage-Backed Securities:
1.76%, 6/01/43 (d)	187	191,395
2.45%, 9/01/40 (d)	66	70,612
2.50%, 7/01/28 - 10/01/30 (g)	6,846	6,986,490
3.00%, 3/01/27 - 10/01/45 (g)	21,195	21,695,544
3.01%, 8/01/41 (d)	50	52,958
3.50%, 10/01/30 - 10/01/45 (g)	28,299	29,549,445
4.00%, 5/01/19 - 10/01/45 (g)	19,367	20,598,433
4.50%, 4/01/18 - 10/01/45 (g)	10,517	11,362,925
5.00%, 10/01/18 - 10/01/45 (g)	2,213	2,429,742
5.50%, 6/01/35 - 10/01/45 (g)	3,475	3,857,003
6.50%, 6/01/31	96	109,296
8.00%, 12/01/24	201	223,710
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45	1,239	1,224,028
3.00%, 5/15/43 - 10/01/45 (g)	20,766	21,192,136
3.50%, 9/20/42 - 10/01/45 (g)	41,077	43,059,847

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	231

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
4.00%, 3/15/41 - 10/01/45 (f)	$22,330	$23,801,968
4.50%, 7/15/39 - 10/01/45 (f)	13,645	14,735,390
5.00%, 11/15/39 - 10/01/45 (f)	5,752	6,380,166
5.50%, 12/15/32 - 7/20/40	668	747,012
6.00%, 3/15/35 - 10/20/38	416	472,586
6.50%, 9/15/36	194	222,087
7.50%, 12/15/23	203	234,809

		424,268,306
Total U.S. Government Sponsored Agency Securities — 32.5%		465,415,085

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17	2,100	2,377,538
8.75%, 8/15/20	400	539,104
6.25%, 8/15/23	50	66,124
7.63%, 2/15/25	375	556,104
6.50%, 11/15/26	400	573,594
6.13%, 11/15/27	2,080	2,951,705
6.13%, 8/15/29	2,500	3,637,305
5.38%, 2/15/31	1,500	2,081,759
4.75%, 2/15/37	2,500	3,389,910
4.38%, 2/15/38	2,500	3,214,845
4.50%, 5/15/38	1,000	1,308,464
3.50%, 2/15/39	1,300	1,466,360
4.25%, 5/15/39	2,775	3,497,366
4.50%, 8/15/39	1,700	2,217,659
4.38%, 11/15/39	1,800	2,309,719
4.63%, 2/15/40	1,230	1,634,522
4.38%, 5/15/40	1,650	2,117,628
3.88%, 8/15/40	860	1,024,296
4.25%, 11/15/40	2,028	2,556,758
4.75%, 2/15/41	200	271,240
4.38%, 5/15/41	610	786,328
3.75%, 8/15/41	1,550	1,819,313
3.13%, 11/15/41	400	421,792
3.13%, 2/15/42	4,850	5,104,247
3.00%, 5/15/42	480	492,450
2.75%, 8/15/42	750	731,270
2.75%, 11/15/42	4,200	4,089,095
3.13%, 2/15/43	3,050	3,194,082
2.88%, 5/15/43	250	249,199
3.63%, 8/15/43	2,500	2,877,345
3.75%, 11/15/43	1,700	2,001,529
3.63%, 2/15/44	1,000	1,149,974
3.38%, 5/15/44	1,600	1,756,042

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
3.00%, 11/15/44	$4,500	$4,595,274
2.50%, 2/15/45	4,500	4,142,695
3.00%, 5/15/45	7,800	7,982,200
U.S. Treasury Notes:
2.75%, 11/30/16	5,135	5,272,202
0.63%, 12/15/16	4,000	4,008,436
0.63%, 12/31/16	4,000	4,007,864
0.88%, 12/31/16	9,750	9,798,877
3.25%, 12/31/16	4,500	4,655,272
0.88%, 1/31/17	7,600	7,639,383
0.63%, 2/15/17	15,200	15,228,302
4.63%, 2/15/17	3,650	3,855,929
0.88%, 2/28/17	2,950	2,965,287
1.00%, 3/31/17	5,000	5,036,460
0.88%, 4/15/17	4,000	4,020,208
0.63%, 5/31/17	6,500	6,504,823
2.75%, 5/31/17	5,000	5,179,690
0.63%, 6/30/17	7,000	7,004,011
0.75%, 6/30/17	1,510	1,514,148
2.50%, 6/30/17	3,280	3,388,778
0.88%, 7/15/17	4,000	4,018,804
0.50%, 7/31/17	900	898,336
2.38%, 7/31/17	3,000	3,096,837
4.75%, 8/15/17	3,800	4,090,989
0.63%, 8/31/17	521	520,980
1.88%, 8/31/17	1,870	1,913,681
1.00%, 9/15/17	9,000	9,063,396
0.88%, 10/15/17	4,710	4,729,504
1.88%, 10/31/17	5,000	5,122,655
0.88%, 11/15/17	14,000	14,049,588
2.25%, 11/30/17	7,000	7,229,873
1.00%, 12/15/17	8,344	8,395,716
2.63%, 1/31/18	2,000	2,085,208
1.00%, 2/15/18	4,500	4,524,142
0.75%, 2/28/18	4,500	4,496,778
2.75%, 2/28/18	1,300	1,361,073
1.00%, 3/15/18	5,000	5,025,975
0.75%, 4/15/18	9,000	8,985,231
0.63%, 4/30/18	1,500	1,492,305
2.63%, 4/30/18	5,000	5,228,190
1.00%, 5/15/18	7,000	7,028,070
2.25%, 7/31/18	3,000	3,114,297
4.00%, 8/15/18	500	544,440
1.38%, 9/30/18	2,400	2,431,063
1.25%, 10/31/18	700	705,979
1.75%, 10/31/18	2,250	2,304,200
1.38%, 12/31/18	4,030	4,075,547
1.50%, 12/31/18	4,815	4,889,358
1.25%, 1/31/19	6,400	6,442,502
1.63%, 3/31/19	1,500	1,527,500
1.25%, 4/30/19	4,300	4,323,069
1.13%, 5/31/19	1,880	1,880,220
1.00%, 6/30/19	2,000	1,990,156
1.63%, 6/30/19	2,000	2,035,338

232	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
0.88%, 7/31/19	$1,500	$1,483,398
1.00%, 8/31/19	2,300	2,283,619
1.63%, 8/31/19	2,000	2,034,322
3.38%, 11/15/19	3,100	3,367,133
1.50%, 11/30/19	6,500	6,569,062
1.13%, 12/31/19	4,750	4,722,664
1.63%, 12/31/19	12,500	12,687,500
1.38%, 1/31/20	750	753,047
3.63%, 2/15/20	2,500	2,746,452
1.25%, 2/29/20	6,200	6,187,569
1.38%, 2/29/20	5,700	5,725,975
1.13%, 3/31/20	1,500	1,488,086
1.13%, 4/30/20	2,700	2,676,305
1.38%, 4/30/20	6,200	6,216,467
1.38%, 5/31/20	4,400	4,407,907
1.88%, 6/30/20	2,000	2,047,240
2.00%, 7/31/20	6,500	6,691,275
2.63%, 8/15/20	4,140	4,381,337
2.13%, 8/31/20	4,000	4,139,272
1.75%, 10/31/20	500	507,813
2.00%, 11/30/20	8,300	8,525,005
2.38%, 12/31/20	1,500	1,568,165
2.13%, 1/31/21	2,800	2,889,468
3.63%, 2/15/21	2,310	2,562,987
2.00%, 2/28/21	7,700	7,893,901
2.25%, 3/31/21	7,500	7,786,522
2.00%, 8/31/21	4,500	4,599,963
2.13%, 9/30/21	4,900	5,041,639
2.00%, 11/15/21	3,700	3,775,735
1.88%, 11/30/21	11,000	11,142,373
2.13%, 12/31/21	7,000	7,188,307
1.50%, 1/31/22	6,000	5,932,812
2.00%, 2/15/22	1,500	1,530,137
1.75%, 3/31/22	9,100	9,122,513
1.75%, 4/30/22	3,000	3,005,625
2.13%, 6/30/22	8,000	8,208,336
1.63%, 8/15/22	3,000	2,974,608
1.88%, 8/31/22	2,000	2,016,928
1.63%, 11/15/22	1,000	990,312
1.75%, 5/15/23	1,000	991,484
2.75%, 11/15/23	2,500	2,661,653
2.50%, 5/15/24	2,300	2,395,774
2.38%, 8/15/24	7,500	7,724,610
2.25%, 11/15/24	8,980	9,147,908
2.00%, 2/15/25	11,984	11,937,190
4.50%, 2/15/36	1,616	2,118,938
Total U.S. Treasury Obligations — 36.6%		523,734,841

Preferred Securities	Par (000)	Value
Insurance — 0.0%
Prudential Financial, Inc., 5.63% (d)	$100	$103,200
Chubb Corp., 6.00%	50	61,214
XL Group PLC, Series E, 6.50% (d)(h)	150	119,100

		283,514
Total Preferred Securities — 0.0%		283,514
Total Long-Term Investments (Cost — $1,431,650,492) — 100.5%		1,439,991,591

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (b)(i)	199,216	199,215,867
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (b)(i)(j)	675,000	675,000
Total Short-Term Securities (Cost — $199,890,867) — 14.0%		199,890,867
Total Investments Before TBA Sale Commitments (Cost — $1,631,541,359) — 114.5%		1,639,882,458

TBA Sale Commitments (g)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/19/30	2,400	(2,498,625)
3.50%, 10/14/45	7,126	(7,431,082)
4.00%, 10/14/45	2,509	(2,675,613)
Ginnie Mae Mortgage-Backed Securities, TBA, 3.50%, 10/21/45 (g)	5,593	(5,857,794)
Total TBA Sale Commitments (Proceeds — $18,408,322) — 1.3%		(18,463,114)
Total Investments, Net of TBA Sale Commitments (Cost — $1,613,133,037*) — 113.2%		1,621,419,344
Liabilities in Excess of Other Assets — (13.2)%		(189,028,336)

Net Assets — 100.0%		$1,432,391,008

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,431,686,873

Gross unrealized appreciation	$19,560,142
Gross unrealized depreciation	(11,255,425)

Net unrealized appreciation	$8,304,717

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	233

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2014	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at September 30, 2015	Value at September 30, 2015	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	251,106,435	—		(51,890,568)[1]	199,215,867	$199,215,867	$336,923
BlackRock Cash Funds: Prime, SL Agency Shares	—	675,000	[2]	—	675,000	$675,000	$2,337	[3]
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	$505,391	$8,250
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	$352,182	$5,906
PNC Bank NA, 2.30%, 6/01/20	—	$500,000		—	$500,000	$496,786	$2,715
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	$244,538	$5,531
PNC Funding Corp., 5.63%, 2/01/17	$150,000	—		—	$150,000	$157,971	$6,328
PNC Funding Corp., 3.30%, 3/08/22	$150,000	—		—	$150,000	$154,461	$3,713
[1] Represents net shares sold.
[2] Represents net shares purchased.

[3] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security, or a portion of security, is on loan.

(f)	When-issued security.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of period end were as follows:

234	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$639,844	$3,047
Barclays Capital, Inc.	$2,740,103	$6,345
Citigroup Global Markets, Inc.	$7,602,469	$29,516
Credit Suisse Securities (USA) LLC	$24,999,738	$88,445
Deutsche Bank Securities, Inc.	$13,419,406	$62,291
Goldman Sachs & Co.	$9,313,104	$35,200
J.P. Morgan Securities LLC	$43,330,670	$178,852
Morgan Stanley & Co. LLC	$35,573,072	$131,512
Nomura Securities International, Inc.	$37,511,380	$177,639
RBC Capital Markets, LLC	$(4,903,304)	$(8,955)
Wells Fargo Securities LLC	$1,802,589	$19,527

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents the current yield as of report date.

(j)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	235

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Asset-Backed Securities	—	$6,576,339	—	$6,576,339
Corporate Bonds	—	363,776,463	—	363,776,463
Foreign Agency Obligations	—	47,483,530	—	47,483,530
Municipal Bonds	—	12,046,751	—	12,046,751
Non-Agency Mortgage-Backed Securities	—	20,675,068	—	20,675,068
Preferred Securities	—	283,514	—	283,514
U.S. Government Sponsored Agency Securities	—	465,415,085	—	465,415,085
U.S. Treasury Obligations	—	523,734,841	—	523,734,841
Short-Term Securities
Money Market funds	$199,890,867	—	—	199,890,867
Liabilities:
Investments:
TBA Sale Commitments	—	(18,463,114)	—	(18,463,114)

Total	$199,890,867	$1,421,528,477	—	$1,621,419,344

236	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Cash received as collateral for TBA commitments	—	$(80,000)	—	$(80,000)
Collateral on securities loaned at value	—	(675,000)	—	(675,000)

Total	—	$(755,000)	—	$(755,000)

Duringthe period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015	237

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 23, 2015